As filed with the Securities and Exchange Commission on November 14, 2025

Securities Act Registration No. 333-[          ]

Investment Company Act Reg. No. 811-24137

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. __	☐
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. __	☐

(Check appropriate box or boxes.)

The Bergstrom Financial Group Trust

(Exact Name of Registrant as Specified in Charter)

1300 Godward Street NE

Suite 5500

Minneapolis, MN 55413

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (651) 379-3931

Capitol Services, Inc.

108 Lakeland Ave.

Dover, Delaware 19901

(Name and Address of Agent for Service)

With Copies To:

Bo James Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Subject to Completion

The information in this Prospectus is not complete and may be changed. The Funds may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities. It is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

BlockBridge Bitcoin and S&P 500® 50/50 Strategy ETF	[BTSP]
BlockBridge Bitcoin and Nasdaq 100® 50/50 Strategy ETF	[BTQQ]
BlockBridge Bitcoin and Magnificent 7 50/50 Strategy ETF	[BTM7]
BlockBridge Bitcoin and Short Term Income 50/50 Strategy ETF	[BTMM]
BlockBridge Bitcoin and Floating Rate 50/50 Strategy ETF	[BTFR]
BlockBridge Bitcoin and Mortgage Opportunities 50/50 Strategy ETF	[BTMO]
BlockBridge Bitcoin and Fixed Income 50/50 Strategy ETF	[BTBN]
BlockBridge Bitcoin and Gold 50/50 Strategy ETF	[BTAU]
BlockBridge Bitcoin and Aggressive Allocation 50/50 Strategy ETF	[BTMS]

Prospectus January 28, 2026

The shares of each Fund are not individually redeemable by the Fund but are traded on the NASDAQ in individual share lots.

THE U.S. SECURITIES AND EXCHANGE COMMISSION (THE “SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

An investment in the Fund is not a bank deposit and is not insured by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves investment risks, and you may lose money in the Fund.

TABLE OF CONTENTS

About this Prospectus

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

BLOCKBRIDGE BITCOIN AND S&P 50/50 STRATEGY ETF SUMMARY

INVESTMENT OBJECTIVE

The BlockBridge Bitcoin and Aggressive Allocation 50/50 Strategy ETF Bitcoin and S&P 50/50 Strategy ETF (the “Fund”) seeks to provide investors with exposure to the investment returns of Bitcoin and the U.S. large-cap equity market by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in securities comprising the S&P 500® Index.

FEES AND EXPENSES

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.45%
Distribution (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

[1]	The Fund’s investment adviser, [__], LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; fees of the disinterested trustees and independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This Example is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (excluding any sales loads on reinvested dividends, fee waivers, and/or expense reimbursements) shown in the table above remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is unavailable.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by allocating its assets between two primary investment components under normal market conditions:

Bitcoin Exposure (Approximately 50% of Assets)

The Fund obtains its Bitcoin exposure indirectly through investments in Bitcoin ETFs and Bitcoin-correlated equity securities. The Fund does not hold Bitcoin directly, and shareholders do not have any direct ownership interest in Bitcoin. This structure is designed to comply with the Investment Company Act of 1940 and to maintain the Fund’s qualification for favorable tax treatment as a regulated investment company. The Fund seeks exposure to Bitcoin through a combination of:

1.	Bitcoin Exchange-Traded Funds (“ETFs”) – The Fund will invest in shares of other ETFs that hold Bitcoin directly or through other structures. These Bitcoin ETFs are registered under the Securities Act of 1933, and their shares constitute securities under federal securities laws. The Fund may invest in one or more of the following Bitcoin ETFs, although this list may change over time as the Adviser identifies Bitcoin ETFs that meet the Fund’s selection criteria:

Bitcoin ETF Name	Exchange	Ticker Symbol

iShares Bitcoin Trust	NASDAQ	IBIT

Fidelity Wise Origin Bitcoin Fund	CBOE	FBTC

Bitwise Bitcoin ETF	NYSE	BITB

ARK 21Shares Bitcoin ETF	CBOE	ARKB

The Adviser selects Bitcoin ETFs based on several criteria designed to optimize the Fund’s Bitcoin exposure while minimizing costs and tracking error, including:

○	Low expense ratios (prioritizing funds with expense ratios below 0.25%)

○	High trading volume and liquidity

○	Tight bid-ask spreads

○	Low tracking error relative to Bitcoin spot prices

○	Strong custodial arrangements and operational controls

○	Transparent net asset value calculation methodology

The Adviser has discretion to adjust Bitcoin ETF holdings and to add or remove Bitcoin ETFs from the Fund’s portfolio without shareholder approval, provided such changes are consistent with the Fund’s investment objective and strategies.

2.	Bitcoin-Correlated Equity Securities (Optional Strategy) – Up to 25% of the Fund’s assets of total Fund assets may be invested in equity securities of issuers whose business operations, financial performance, or stock prices are significantly correlated with Bitcoin prices. These may include, but are not limited to:

○	Companies that hold significant Bitcoin on their balance sheets (e.g., MicroStrategy Incorporated)

○	Bitcoin mining companies

○	Cryptocurrency exchanges and digital asset trading platforms

○	Digital asset custody providers, payment processors, and blockchain infrastructure companies

These equity securities are classified as securities under federal securities laws. They are expected to generate qualifying income for purposes of the Fund’s qualification as a regulated investment company under the Internal Revenue Code. The Adviser may adjust the allocation to Bitcoin-correlated equity securities based on market conditions, regulatory developments, and the availability of appropriate investment opportunities.

3.	Other Bitcoin Exposure Instruments – As may become available and permissible under applicable regulations, the Fund may gain Bitcoin exposure through other means, including Bitcoin futures contracts held through a wholly-owned subsidiary (subject to the 25% asset limitation applicable to such subsidiaries). The Fund does not currently intend to utilize such subsidiary structures but maintains the flexibility to do so in the future.

S&P 500® Index Exposure (Approximately 50% of Assets)

Under normal market conditions, the Fund invests approximately 50% of its assets in equity securities of ETFs or companies included in the S&P 500® Index, a widely recognized benchmark of U.S. large-cap stock market performance.

The S&P 500® Index is a market capitalization-weighted index of 500 leading publicly traded U.S. companies selected by the S&P Index Committee. The index is designed to measure the performance of the large-cap segment of the U.S. equity market. As of September 30, 2025, the index represents approximately 80% of the available U.S. equity market capitalization and includes companies across all major sectors of the U.S. economy.

The Fund attempts to replicate its S&P 500® allocation by investing in a portfolio of equity securities included in the S&P 500® Index, holding each security in approximately the same proportion as its weighting in the index. The Fund employs a “full replication” strategy, meaning it generally has all 500 stocks in the index in proportion to their index weightings. However, the Fund may occasionally hold slightly more or fewer securities than the index due to corporate actions, rebalancing, or operational considerations.

The Fund may:

●	Sell securities represented in the S&P 500® Index in anticipation of their removal from the index.

●	Purchase securities not yet represented in the index in anticipation of their addition to the index.

●	Invest in securities of other investment companies, such as ETFs that track the S&P 500® Index, as an efficient means of implementing its investment strategy or managing uninvested cash.

The Adviser will rebalance the Fund’s portfolio to maintain the approximately 50% Bitcoin / 50% S&P 500® allocation under normal market conditions. Rebalancing may occur daily or when the allocation deviates by more than 25% from the target 50/50 allocation. Rebalancing activities will generate transaction costs that are borne by the Fund and may result in taxable gains to shareholders holding Fund shares in taxable accounts.

PRINCIPAL RISKS

The following describes the principal risks of investing in the Fund, which could affect the Fund’s net asset value and total return. Other circumstances (including additional risks not described here) could prevent the Fund from achieving its investment objective. These risks are presented in an order that reflects the Adviser’s assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this Prospectus solely because the Adviser’s assessment of the relative importance of the principal risks of investing in the Fund changes.

Bitcoin Risks

Bitcoin Risk. Bitcoin is a relatively new asset class with a limited history. Bitcoin prices are highly volatile and have experienced significant fluctuations. The value of Bitcoin may decline due to various factors, including but not limited to: changes in supply and demand, competition from other cryptocurrencies, regulatory developments, negative publicity, changes in transaction fees, technological advancements or failures, cybersecurity incidents, macroeconomic conditions, and loss of confidence in digital assets. Because the Fund invests approximately 50% of its assets in instruments providing Bitcoin exposure, the Fund’s performance will be significantly affected by Bitcoin price movements. A significant decline in Bitcoin prices could result in substantial losses to the Fund.

Bitcoin Regulatory Risk. The regulatory status of Bitcoin and other digital assets is uncertain and in a state of constant evolution. Federal, state, and foreign governments may restrict or prohibit the acquisition, use, or redemption of Bitcoin, which could negatively impact Bitcoin prices and the Fund’s ability to achieve its investment objective. Changes in laws or regulations applicable to Bitcoin, Bitcoin ETFs, or digital asset service providers could adversely affect the Fund. Regulatory actions against companies in the Bitcoin ecosystem (including exchanges, custodians, or miners) could impact the overall market for Bitcoin and related securities.

Bitcoin ETF Tracking Risk. The Fund obtains Bitcoin exposure by holding shares of Bitcoin ETFs rather than holding Bitcoin directly. Bitcoin ETFs may not perfectly track the spot price of Bitcoin due to various factors, including ETF management fees and expenses; timing differences between ETF trading and Bitcoin spot trading; premiums or discounts at which Bitcoin ETF shares trade relative to their net asset value; differences in valuation methodologies; and operational inefficiencies. As a result, the Fund’s performance will differ from what it would have been had the Fund held Bitcoin directly, and the Fund may underperform a hypothetical direct investment in Bitcoin.

Acquired Fund Fees and Expenses Risk. The Fund implements its Bitcoin exposure strategy by investing in other ETFs (the “Underlying Bitcoin ETFs”). Because the Fund pays its own management fee and operating expenses while also bearing its proportionate share of the fees and expenses of the Underlying Bitcoin ETFs, Fund shareholders will indirectly pay a “double layer” of fees. This layered fee structure will result in higher total expenses than if the Fund held Bitcoin directly, which will reduce the Fund’s returns. While the Adviser seeks to mitigate this impact by selecting Underlying Bitcoin ETFs with low expense ratios, the cumulative effect of multiple layers of fees may be significant over time.

Bitcoin ETF Selection and Concentration Risk. The Adviser has discretion to select which Bitcoin ETFs the Fund holds and may concentrate the Fund’s Bitcoin exposure in a single Bitcoin ETF or a small number of Bitcoin ETFs. Concentration in one or a few Bitcoin ETFs exposes the Fund to issuer-specific risks related to those particular ETFs, including: operational failures or inefficiencies; closure or liquidation of the ETF; regulatory actions against the ETF or its sponsor; custody failures; changes to the ETF’s structure or fees; and poor management decisions. If a Bitcoin ETF in which the Fund is concentrated experiences significant problems, the Fund’s performance could be materially adversely affected.

Indirect Bitcoin Custody Risk. The Fund does not directly control the custody of Bitcoin. Instead, Bitcoin custody is managed by the custodians of the Underlying Bitcoin ETFs in which the Fund invests. The Fund relies entirely on the custody practices, controls, and insurance arrangements of these Underlying Bitcoin ETFs and their custodians. The Fund has no direct contractual relationship with, nor does it have the ability to monitor or influence, the Bitcoin custodians used by the Underlying Bitcoin ETFs. If an Underlying Bitcoin ETF experiences a custody failure, theft, loss, destruction, or other compromise of its Bitcoin holdings, the Fund will be adversely affected. Bitcoin held by digital asset custodians may not be protected by the Securities Investor Protection Corporation (“SIPC”) or the Federal Deposit Insurance Corporation (“FDIC”).

Lack of Direct Bitcoin Ownership Risk. Shareholders do not have any direct ownership interest in Bitcoin. The Fund holds shares of Bitcoin ETFs and Bitcoin-correlated equity securities, not Bitcoin itself. Shareholders cannot withdraw or transfer Bitcoin from the Fund, cannot control any private keys associated with Bitcoin, and have no rights with respect to the Bitcoin held by the Underlying Bitcoin ETFs. The value of Fund shares is derived from the indirect exposure to Bitcoin through the Underlying Bitcoin ETFs, not from any direct ownership of Bitcoin. This structure, while necessary for compliance with federal securities laws and tax regulations, means that shareholders lack certain rights and flexibilities that would exist with direct Bitcoin ownership.

Bitcoin-Correlated Equity Securities Risk. When the Fund invests in equity securities of companies whose business operations or stock prices are correlated with Bitcoin (such as MicroStrategy, Bitcoin mining companies, cryptocurrency exchanges, or blockchain infrastructure providers), the Fund is exposed to company-specific risks in addition to the risk associated with the Bitcoin price. These companies face operational, management, competitive, regulatory, and financial risks that could cause their stock prices to decline, even if Bitcoin prices increase. For example, a Bitcoin mining company’s stock price may decline due to increased electricity costs, equipment failures, or operational inefficiencies even during periods when Bitcoin prices are rising. The correlation between these companies’ stock prices and Bitcoin prices may also weaken or break down over time. Additionally, many of these companies are relatively new with limited operating histories, which increases their risk profiles.

Cryptocurrency Market Volatility Risk. The prices of cryptocurrencies have historically been highly volatile. The value of the Fund’s exposure to a cryptocurrency – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the cryptocurrency component of the Fund, you should not invest in it.

Equity Risks

Equity Risk. The value of equity securities may decline due to general market conditions unrelated to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, fluctuations in interest or currency rates, or adverse investor sentiment. The prices of equity securities fluctuate, sometimes widely, in response to activities specific to the security issuer. Equity securities generally have greater price volatility than fixed-income securities. Returns from large-capitalization stocks may lag behind those from the overall stock market. Large-cap stocks tend to experience cycles of performing better or worse than other segments of the stock market or the market as a whole. These periods have, in the past, lasted several years.

Large-Cap Company Risk. The Fund primarily invests in large-capitalization companies included in the S&P 500 Index. Large-cap companies may struggle to respond quickly to new competitive challenges or achieve the high growth rates of successful smaller companies. Large-cap stocks as an asset class may underperform other segments of the equity market or the equity market as a whole. During periods when smaller-cap stocks are outperforming, the Fund’s large-cap focus may result in underperformance relative to the broader equity market.

Index Tracking Risk. The Fund seeks to replicate the performance of the S&P 500 Index for its equity allocation; however, the Fund’s returns may not match the index returns for various reasons. Transaction costs, rebalancing activities, Fund expenses, timing differences, and the Fund’s inability to hold all index securities in exact proportions may cause the Fund to underperform the S&P 500® Index. The Fund may also underperform the index if it is required to sell securities at inopportune times to meet redemptions or to maintain its desired allocation.

Fund Structure and Operational Risks

ETF Structure and Trading Risks. The Fund is an actively managed ETF that trades on a national securities exchange. The market price of Fund shares may differ from the Fund’s net asset value (NAV) and may trade at a premium or discount to NAV. This difference may be particularly pronounced during periods of market volatility or illiquidity. While the creation/redemption mechanism is designed to keep the market price close to NAV, there is no guarantee it will do so. Factors that may cause the market price to deviate from NAV include timing differences between when the Fund calculates NAV and when shares are traded; disruptions to the creation/redemption process; the liquidity of the Fund’s portfolio securities; large purchases or redemptions of Fund shares; and exchange trading halts. During stressed market conditions, the Fund’s shares could trade at a wider premium or discount to NAV, and the bid-ask spread on Fund shares could widen, resulting in increased costs to investors.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940. This means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, the Fund may be more susceptible to adverse developments affecting a single issuer or small group of issuers, and may experience greater price volatility than a diversified fund. While the Fund’s equity allocation is broadly diversified across the 500 companies in the S&P 500® Index, the Fund’s Bitcoin allocation may be concentrated in a small number of Bitcoin ETFs, which increases the Fund’s non-diversification risk.

Rebalancing Risk. The Fund will periodically rebalance its portfolio to maintain its approximately 50% Bitcoin / 50% S&P 500® target allocation. Rebalancing activities will generate transaction costs (brokerage commissions and bid-ask spreads) that reduce Fund returns. Rebalancing may also result in the realization of capital gains, which are taxable to shareholders in taxable accounts. During periods of significant Bitcoin price volatility, frequent rebalancing may be necessary, which will increase these costs. Additionally, if the Adviser’s rebalancing decisions are poorly timed, the Fund could be forced to buy securities when prices are high and sell securities when prices are low, which would reduce returns.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser makes investment decisions about which Bitcoin ETFs to hold, which Bitcoin-correlated equity securities to purchase, and how to maintain the Fund’s target allocation. The Adviser’s judgments about the attractiveness, value, or potential appreciation of particular securities or Bitcoin ETFs may prove to be incorrect, and there is no guarantee that the Adviser’s investment strategy will produce the desired results. The Adviser’s decisions regarding rebalancing timing, Bitcoin ETF selection, and allocation to Bitcoin-correlated equity securities could adversely affect the Fund’s performance.

New Fund Risk. The Fund was recently organized with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

ETF Risks

Absence of an Active Market: Although the Fund’s shares are approved for listing on the NASDAQ (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can also be no assurance that the Fund will grow to or maintain an economically viable size; in this case, it may experience greater tracking error to its Index than it otherwise would at higher asset levels or may ultimately liquidate.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. Additionally, the marketplace may have a limited number of market makers and/or liquidity providers. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Transaction Risk: The Fund intends to effect some portion of redemptions in cash, rather than in-kind, due to the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute all of its portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the Fund’s tax efficiency compared to ETFs that utilize a complete in-kind redemption process.

Costs of Buying or Selling Shares: Investors who buy or sell Fund shares in the secondary market will pay brokerage commissions or other charges imposed by the broker, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s investments. The market prices of shares will generally fluctuate in response to changes in the Fund’s NAV and the supply and demand of shares on the Exchange. Whether Fund shares trade below, at, or above their NAV cannot be predicted. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s investment holdings or the NAV of Fund shares. As a result, investors in the Fund may pay substantially more or receive significantly less for Fund shares than the value of the Fund’s underlying investments or the NAV of Fund shares.

Trading Issues: Trading in Fund shares may be halted due to market conditions or for reasons that make trading in shares inadvisable in the view of the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged, or that the shares will trade with any volume. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

All investments carry some risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

PERFORMANCE INFORMATION

The Fund is new and does not have a full calendar year of performance history. Once it has completed a full calendar year of operations, a bar chart and table will be included to indicate the risks of investing in the Fund by showing the variability of its returns and comparing its performance to a broad measure of market performance. Updated performance information is available at www.focusfinancial.com.

FUND MANAGEMENT

INVESTMENT ADVISER

BlockBridge Investments, LLC serves as the investment adviser to the Fund.

PORTFOLIO MANAGER

Drew Bergstrom, portfolio manager of the Adviser, has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Individual shares may only be purchased and sold through a broker-dealer on a national securities exchange. You can buy and sell individual shares of the Fund any day the Nasdaq Stock Market (“NASDAQ”) is open for business, like any publicly traded security. The Fund’s shares are listed on the Nasdaq Stock Market exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares continuously, at NAV, only in blocks of 25,000 shares (“Creation Units”), which may be partially in-kind for securities included in the Index and partially in cash, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are taxable. They will be taxed as ordinary income or capital gains, unless you invest through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Such tax-advantaged arrangements are subject to special tax rules upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary to sell Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BLOCKBRIDGE BITCOIN AND NASDAQ 100 50/50 STRATEGY ETF SUMMARY

INVESTMENT OBJECTIVE

The BlockBridge Bitcoin and Nasdaq 100 50/50 Strategy ETF (the “Fund”) seeks to provide investors with exposure to the investment returns of Bitcoin and the U.S. large-cap technology and growth equity market by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in securities comprising the Nasdaq-100 Index®.

FEES AND EXPENSES

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.45%
Distribution (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

[1]	The Fund’s investment adviser, BlockBridge Investments, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; fees of the disinterested trustees and independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This Example is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (excluding any sales loads on reinvested dividends, fee waivers, and/or expense reimbursements) shown in the table above remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is unavailable.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by allocating its assets between two primary investment components under normal market conditions:

Bitcoin Exposure (Approximately 50% of Assets)

The Fund obtains its Bitcoin exposure indirectly through investments in Bitcoin ETFs and Bitcoin-correlated equity securities. The Fund does not hold Bitcoin directly, and shareholders do not have any direct ownership interest in Bitcoin. This structure is designed to comply with the Investment Company Act of 1940 and to maintain the Fund’s qualification for favorable tax treatment as a regulated investment company. The Fund seeks exposure to Bitcoin through a combination of:

1.	Bitcoin Exchange-Traded Funds (“ETFs”) – The Fund will invest in shares of other ETFs that hold Bitcoin directly or through other structures. These Bitcoin ETFs are registered under the Securities Act of 1933, and their shares constitute securities under federal securities laws. The Fund may invest in one or more of the following Bitcoin ETFs, although this list may change over time as the Adviser identifies Bitcoin ETFs that meet the Fund’s selection criteria:

Bitcoin ETF Name	Exchange	Ticker Symbol

iShares Bitcoin Trust	NASDAQ	IBIT

Fidelity Wise Origin Bitcoin Fund	CBOE	FBTC

Bitwise Bitcoin ETF	NYSE	BITB

ARK 21Shares Bitcoin ETF	CBOE	ARKB

The Adviser selects Bitcoin ETFs based on several criteria designed to optimize the Fund’s Bitcoin exposure while minimizing costs and tracking error, including:

○	Low expense ratios (prioritizing funds with expense ratios below 0.25%)

○	High trading volume and liquidity

○	Tight bid-ask spreads

○	Low tracking error relative to Bitcoin spot prices

○	Strong custodial arrangements and operational controls

○	Transparent net asset value calculation methodology

The Adviser has discretion to adjust Bitcoin ETF holdings and to add or remove Bitcoin ETFs from the Fund’s portfolio without shareholder approval, provided such changes are consistent with the Fund’s investment objective and strategies.

2.	Bitcoin-Correlated Equity Securities (Optional Strategy) – Up to 25% of the Fund’s assets of total Fund assets may be invested in equity securities of issuers whose business operations, financial performance, or stock prices are significantly correlated with Bitcoin prices. These may include, but are not limited to:

○	Companies that hold significant Bitcoin on their balance sheets (e.g., MicroStrategy Incorporated)

○	Bitcoin mining companies

○	Cryptocurrency exchanges and digital asset trading platforms

○	Digital asset custody providers, payment processors, and blockchain infrastructure companies

These equity securities are classified as securities under federal securities laws. They are expected to generate qualifying income for purposes of the Fund’s qualification as a regulated investment company under the Internal Revenue Code. The Adviser may adjust the allocation to Bitcoin-correlated equity securities based on market conditions, regulatory developments, and the availability of appropriate investment opportunities.

3.	Other Bitcoin Exposure Instruments – As may become available and permissible under applicable regulations, the Fund may gain Bitcoin exposure through other means, including Bitcoin futures contracts held through a wholly-owned subsidiary (subject to the 25% asset limitation applicable to such subsidiaries). The Fund does not currently intend to utilize such subsidiary structures but maintains the flexibility to do so in the future.

Nasdaq-100 Index® Exposure (Approximately 50% of Assets)

Under normal market conditions, the Fund invests approximately 50% of its assets in equity securities of ETFs or companies included in the Nasdaq-100 Index®, a widely recognized benchmark of large-cap growth and technology stock market performance.

About the Nasdaq-100 Index®: The Nasdaq-100 Index® is a modified market capitalization-weighted index of 100 of the largest non-financial companies listed on the Nasdaq Stock Market. The index is heavily weighted toward the technology sector and also includes companies from sectors such as consumer discretionary, consumer staples, health care, industrials, telecommunications, and utilities. As of September 30, 2025, technology-related companies represent approximately 60% of the index’s total market capitalization. The index excludes financial companies, including investment companies. The Nasdaq-100 Index® is designed to reflect the performance of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization.

The Fund attempts to replicate its Nasdaq-100® allocation by investing in a portfolio of equity securities included in the Nasdaq-100 Index®, holding each security in approximately the same proportion as its weighting in the index. The Fund employs a “full replication” strategy, meaning it generally holds all 100 stocks in the index in proportion to their index weightings. However, the Fund may occasionally hold slightly more or fewer securities than the index due to corporate actions, rebalancing, or operational considerations.

The Fund may:

●	Sell securities represented in the Nasdaq-100 Index® in anticipation of their removal from the index

●	Purchase securities not yet represented in the index in anticipation of their addition to the index

●	Invest in securities of other investment companies, such as ETFs that track the Nasdaq-100 Index®, as an efficient means of implementing its investment strategy or managing uninvested cash

The Adviser will rebalance the Fund’s portfolio to maintain the approximately 50% Bitcoin / 50% Nasdaq-100® allocation under normal market conditions. Rebalancing may occur daily or when the allocation deviates by more than 25% from the target 50/50 allocation. Rebalancing activities will generate transaction costs that are borne by the Fund and may result in taxable gains to shareholders holding Fund shares in taxable accounts.

PRINCIPAL RISKS

The following describes the principal risks of investing in the Fund, which could affect the Fund’s net asset value and total return. Other circumstances (including additional risks not described here) could prevent the Fund from achieving its investment objective. These risks are presented in an order that reflects the Adviser’s assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this Prospectus solely because the Adviser’s assessment of the relative importance of the principal risks of investing in the Fund changes.

Bitcoin Risks

Bitcoin Risk. Bitcoin is a relatively new asset class with a limited history. Bitcoin prices are highly volatile and have experienced significant fluctuations. The value of Bitcoin may decline due to various factors, including but not limited to: changes in supply and demand, competition from other cryptocurrencies, regulatory developments, negative publicity, changes in transaction fees, technological advancements or failures, cybersecurity incidents, macroeconomic conditions, and loss of confidence in digital assets. Because the Fund invests approximately 50% of its assets in instruments providing Bitcoin exposure, the Fund’s performance will be significantly affected by Bitcoin price movements. A significant decline in Bitcoin prices could result in substantial losses to the Fund.

Bitcoin Regulatory Risk. The regulatory status of Bitcoin and other digital assets is uncertain and in a state of constant evolution. Federal, state, and foreign governments may restrict or prohibit the acquisition, use, or redemption of Bitcoin, which could negatively impact Bitcoin prices and the Fund’s ability to achieve its investment objective. Changes in laws or regulations applicable to Bitcoin, Bitcoin ETFs, or digital asset service providers could adversely affect the Fund. Regulatory actions against companies in the Bitcoin ecosystem (including exchanges, custodians, or miners) could impact the overall market for Bitcoin and related securities.

Bitcoin ETF Tracking Risk. The Fund obtains Bitcoin exposure by holding shares of Bitcoin ETFs rather than holding Bitcoin directly. Bitcoin ETFs may not perfectly track the spot price of Bitcoin due to various factors, including ETF management fees and expenses; timing differences between ETF trading and Bitcoin spot trading; premiums or discounts at which Bitcoin ETF shares trade relative to their net asset value; differences in valuation methodologies; and operational inefficiencies. As a result, the Fund’s performance will differ from what it would have been had the Fund held Bitcoin directly, and the Fund may underperform a hypothetical direct investment in Bitcoin.

Acquired Fund Fees and Expenses Risk. The Fund implements its Bitcoin exposure strategy by investing in other ETFs (the “Underlying Bitcoin ETFs”). Because the Fund pays its own management fee and operating expenses while also bearing its proportionate share of the fees and expenses of the Underlying Bitcoin ETFs, Fund shareholders will indirectly pay a “double layer” of fees. This layered fee structure will result in higher total expenses than if the Fund held Bitcoin directly, which will reduce the Fund’s returns. While the Adviser seeks to mitigate this impact by selecting Underlying Bitcoin ETFs with low expense ratios, the cumulative effect of multiple layers of fees may be significant over time.

Bitcoin ETF Selection and Concentration Risk. The Adviser has discretion to select which Bitcoin ETFs the Fund holds and may concentrate the Fund’s Bitcoin exposure in a single Bitcoin ETF or a small number of Bitcoin ETFs. Concentration in one or a few Bitcoin ETFs exposes the Fund to issuer-specific risks related to those particular ETFs, including: operational failures or inefficiencies; closure or liquidation of the ETF; regulatory actions against the ETF or its sponsor; custody failures; changes to the ETF’s structure or fees; and poor management decisions. If a Bitcoin ETF in which the Fund is concentrated experiences significant problems, the Fund’s performance could be materially adversely affected.

Indirect Bitcoin Custody Risk. The Fund does not directly control the custody of Bitcoin. Instead, Bitcoin custody is managed by the custodians of the Underlying Bitcoin ETFs in which the Fund invests. The Fund relies entirely on the custody practices, controls, and insurance arrangements of these Underlying Bitcoin ETFs and their custodians. The Fund has no direct contractual relationship with, nor does it have the ability to monitor or influence, the Bitcoin custodians used by the Underlying Bitcoin ETFs. If an Underlying Bitcoin ETF experiences a custody failure, theft, loss, destruction, or other compromise of its Bitcoin holdings, the Fund will be adversely affected. Bitcoin held by digital asset custodians may not be protected by the Securities Investor Protection Corporation (“SIPC”) or the Federal Deposit Insurance Corporation (“FDIC”).

Lack of Direct Bitcoin Ownership Risk. Shareholders do not have any direct ownership interest in Bitcoin. The Fund holds shares of Bitcoin ETFs and Bitcoin-correlated equity securities, not Bitcoin itself. Shareholders cannot withdraw or transfer Bitcoin from the Fund, cannot control any private keys associated with Bitcoin, and have no rights with respect to the Bitcoin held by the Underlying Bitcoin ETFs. The value of Fund shares is derived from the indirect exposure to Bitcoin through the Underlying Bitcoin ETFs, not from any direct ownership of Bitcoin. This structure, while necessary for compliance with federal securities laws and tax regulations, means that shareholders lack certain rights and flexibilities that would exist with direct Bitcoin ownership.

Bitcoin-Correlated Equity Securities Risk. When the Fund invests in equity securities of companies whose business operations or stock prices are correlated with Bitcoin (such as MicroStrategy, Bitcoin mining companies, cryptocurrency exchanges, or blockchain infrastructure providers), the Fund is exposed to company-specific risks in addition to the risk associated with the Bitcoin price. These companies face operational, management, competitive, regulatory, and financial risks that could cause their stock prices to decline, even if Bitcoin prices increase. For example, a Bitcoin mining company’s stock price may decline due to increased electricity costs, equipment failures, or operational inefficiencies even during periods when Bitcoin prices are rising. The correlation between these companies’ stock prices and Bitcoin prices may also weaken or break down over time. Additionally, many of these companies are relatively new with limited operating histories, which increases their risk profiles.

Cryptocurrency Market Volatility Risk. The prices of cryptocurrencies have historically been highly volatile. The value of the Fund’s exposure to a cryptocurrency – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the cryptocurrency component of the Fund, you should not invest in it.

Equity Market Risks

Equity Risk. The value of the Fund’s equity investments will fluctuate in response to the performance of individual companies and general market conditions. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, economic, or other developments. Different sectors of the market and different security types can react differently to these developments. The equity portion of the Fund’s portfolio may decline during periods when the broader stock market is declining. Because the Fund invests approximately 50% of its assets in equity securities, equity risk is a significant risk factor for the Fund.

Technology Sector Concentration Risk. The Nasdaq-100 Index® is heavily concentrated in technology and technology-related companies. As of September 30, 2025, technology companies represented approximately 60% of the index’s total market capitalization. Because the Fund seeks to replicate the Nasdaq-100 Index®, the Fund will have significant exposure to the technology sector and will be subject to risks specifically affecting that sector, including:

●	Rapid obsolescence – Technology companies face intense competition and rapid product obsolescence due to technological innovation, changing consumer preferences, and shorter product life cycles.

●	Regulatory risk – Technology companies face increased regulatory scrutiny regarding data privacy, antitrust concerns, content moderation, artificial intelligence regulation, and cybersecurity requirements.

●	Cybersecurity risk – Technology companies are frequent targets of cyber-attacks and data breaches, which can result in significant financial losses, regulatory penalties, and reputational damage.

●	Intellectual property risk – Technology companies’ success often depends on patents, copyrights, trademarks, and trade secrets, which may be challenged, invalidated, or circumvented.

●	Market concentration – The index’s performance is heavily influenced by a small number of very large technology companies (often referred to as “mega-cap tech”), meaning poor performance by a few companies can significantly impact the Fund’s returns.

When the technology sector underperforms other sectors or the broader market, the Fund’s performance will be negatively impacted more significantly than a more diversified fund. The Fund may experience greater volatility than funds with broader sector diversification.

Large-Cap Company Risk. The Fund primarily invests in large-capitalization companies listed in the Nasdaq-100 Index. Large-cap companies may struggle to respond quickly to new competitive challenges or achieve the high growth rates of successful smaller companies. Large-cap stocks as an asset class may underperform other segments of the equity market or the equity market as a whole. During periods when smaller-cap stocks are outperforming, the Fund’s large-cap focus may result in underperformance relative to the broader equity market.

Growth Stock Risk. The Nasdaq-100 Index® is characterized by large-cap growth stocks, particularly in the technology sector. Growth stocks may be more volatile than value stocks or the overall equity market. Growth stocks tend to be more sensitive to changes in future earnings expectations, and when these expectations are not met, growth stocks can experience sharp price declines. Growth stocks may trade at higher price-to-earnings ratios than the broader market, making them more vulnerable to price declines if earnings disappoint or market sentiment shifts. During periods when value stocks outperform growth stocks, the Fund’s performance may lag.

Index Tracking Risk. The Fund seeks to replicate the performance of the Nasdaq-100 Index® for its equity allocation, but the Fund’s returns may not match the index returns for various reasons. Transaction costs, rebalancing activities, Fund expenses, timing differences, and the Fund’s inability to hold all index securities in exact proportions may cause the Fund to underperform the Nasdaq-100 Index®. The Fund may also underperform the index if it is required to sell securities at inopportune times to meet redemptions or to maintain its desired allocation.

Non-U.S. Securities Risk. The Nasdaq-100 Index® includes companies that are incorporated outside the United States or that generate significant revenues from non-U.S. operations. Investment in non-U.S. companies involves risks not typically associated with investments in U.S. companies, including:

●	Currency exchange rate fluctuations

●	Political and economic instability in foreign countries

●	Less stringent regulatory and accounting standards

●	Potentially less liquid markets

●	Withholding or other taxes on dividends or capital gains

●	Difficulties in enforcing legal rights in foreign jurisdictions

●	Potential for expropriation or nationalization of assets

While many of the largest Nasdaq-100 companies are U.S.-based multinationals, their significant international operations expose the Fund indirectly to these non-U.S. risks.

Fund Structure and Operational Risks

ETF Structure and Trading Risks. The Fund is an actively managed ETF that trades on a national securities exchange. The market price of Fund shares may differ from the Fund’s net asset value (NAV) and may trade at a premium or discount to NAV. This difference may be particularly pronounced during periods of market volatility or illiquidity. While the creation/redemption mechanism is designed to keep the market price close to NAV, there is no guarantee it will do so. Factors that may cause the market price to deviate from NAV include timing differences between when the Fund calculates NAV and when shares are traded; disruptions to the creation/redemption process; the liquidity of the Fund’s portfolio securities; large purchases or redemptions of Fund shares; and exchange trading halts. During stressed market conditions, the Fund’s shares could trade at a wider premium or discount to NAV, and the bid-ask spread on Fund shares could widen, resulting in increased costs to investors.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940. This means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, the Fund may be more susceptible to adverse developments affecting a single issuer or small group of issuers, and may experience greater price volatility than a diversified fund. While the Fund’s equity allocation is broadly diversified across the 500 companies in the S&P 500® Index, the Fund’s Bitcoin allocation may be concentrated in a small number of Bitcoin ETFs, which increases the Fund’s non-diversification risk.

Rebalancing Risk. The Fund will periodically rebalance its portfolio to maintain its approximately 50% Bitcoin / 50% Nasdaq 100® target allocation. Rebalancing activities will generate transaction costs (brokerage commissions and bid-ask spreads) that reduce Fund returns. Rebalancing may also result in the realization of capital gains, which are taxable to shareholders in taxable accounts. During periods of significant Bitcoin price volatility, frequent rebalancing may be necessary, which will increase these costs. Additionally, if the Adviser’s rebalancing decisions are poorly timed, the Fund could be forced to buy securities when prices are high and sell securities when prices are low, which would reduce returns.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser makes investment decisions about which Bitcoin ETFs to hold, which Bitcoin-correlated equity securities to purchase, and how to maintain the Fund’s target allocation. The Adviser’s judgments about the attractiveness, value, or potential appreciation of particular securities or Bitcoin ETFs may prove to be incorrect, and there is no guarantee that the Adviser’s investment strategy will produce the desired results. The Adviser’s decisions regarding rebalancing timing, Bitcoin ETF selection, and allocation to Bitcoin-correlated equity securities could adversely affect the Fund’s performance.

New Fund Risk. The Fund was recently organized with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

ETF Risks

Absence of an Active Market: Although the Fund’s shares are approved for listing on the NASDAQ (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can also be no assurance that the Fund will grow to or maintain an economically viable size; in this case, it may experience greater tracking error to its Index than it otherwise would at higher asset levels or may ultimately liquidate.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Transaction Risk: The Fund intends to affect some portion of redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute all of its portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the Fund’s tax efficiency compared to ETFs that utilize a complete in-kind redemption process.

Costs of Buying or Selling Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s investments. The market prices of shares will generally fluctuate according to changes in the Fund’s NAV and supply and demand of shares on the Exchange. Whether Fund shares trade below, at, or above their NAV cannot be predicted. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s investment holdings or the NAV of Fund shares. As a result, investors in the Fund may pay substantially more or receive significantly less for Fund shares than the value of the Fund’s underlying investments or the NAV of Fund shares.

Trading Issues: Trading in Fund shares may be halted due to market conditions or for reasons that make trading in shares inadvisable in the view of the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged, or that the shares will trade with any volume. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

All investments carry some risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

PERFORMANCE INFORMATION

The Fund is new and does not have a performance history for a full calendar year. Once it has completed a full calendar year of operations, a bar chart and table will be included to indicate the risks of investing in the Fund by showing the variability of its returns and comparing its performance to a broad measure of market performance. Updated performance information is available at www.focusfinancial.com.

FUND MANAGEMENT

INVESTMENT ADVISER

BlockBridge Investments, LLC serves as the investment adviser to the Fund.

PORTFOLIO MANAGER

Drew Bergstrom, portfolio manager of the Adviser, has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Individual shares may only be purchased and sold through a broker-dealer on a national securities exchange. You can buy and sell individual shares of the Fund any day the Nasdaq Stock Market (“NASDAQ”) is open for business, like any publicly traded security. The Fund’s shares are listed on the Nasdaq Stock Market exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares continuously, at NAV, only in blocks of 25,000 shares (“Creation Units”), which may be partially in-kind for securities included in the Index and partially in cash, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are taxable. They will be taxed as ordinary income or capital gains, unless you invest through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Such tax-advantaged arrangements are subject to special tax rules upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary to sell Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BLOCKBRIDGE BITCOIN AND MAGNIFICENT 7 50/50 STRATEGY ETF SUMMARY

INVESTMENT OBJECTIVE

The BlockBridge Bitcoin and Magnificent 7 50/50 Strategy ETF (the “Fund”) seeks to provide investors with exposure to the investment returns of Bitcoin and the equity securities of seven leading U.S. companies by market capitalization, collectively referred to as the “Magnificent 7,” by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in securities comprising the Magnificent 7.

FEES AND EXPENSES

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.45%
Distribution (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

[1]	The Fund’s investment adviser, BlockBridge Investments, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; fees of the disinterested trustees and independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This Example is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (excluding any sales loads on reinvested dividends, fee waivers, and/or expense reimbursements) shown in the table above remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is unavailable.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by allocating its assets between two primary investment components under normal market conditions.

Bitcoin Exposure (Approximately 50% of Assets)

The Fund obtains its Bitcoin exposure indirectly through investments in Bitcoin ETFs and Bitcoin-correlated equity securities. The Fund does not hold Bitcoin directly, and shareholders do not have any direct ownership interest in Bitcoin. This structure is designed to comply with the Investment Company Act of 1940 and to maintain the Fund’s qualification for favorable tax treatment as a regulated investment company. The Fund seeks exposure to Bitcoin through a combination of:

1.	Bitcoin Exchange-Traded Funds (“ETFs”) – The Fund will invest in shares of other ETFs that hold Bitcoin directly or through other structures. These Bitcoin ETFs are registered under the Securities Act of 1933, and their shares constitute securities under federal securities laws. The Fund may invest in one or more of the following Bitcoin ETFs, although this list may change over time as the Adviser identifies Bitcoin ETFs that meet the Fund’s selection criteria:

Bitcoin ETF Name	Exchange	Ticker Symbol

iShares Bitcoin Trust	NASDAQ	IBIT

Fidelity Wise Origin Bitcoin Fund	CBOE	FBTC

Bitwise Bitcoin ETF	NYSE	BITB

ARK 21Shares Bitcoin ETF	CBOE	ARKB

The Adviser selects Bitcoin ETFs based on several criteria designed to optimize the Fund’s Bitcoin exposure while minimizing costs and tracking error, including:

○	Low expense ratios (prioritizing funds with expense ratios below 0.25%)

○	High trading volume and liquidity

○	Tight bid-ask spreads

○	Low tracking error relative to Bitcoin spot prices

○	Strong custodial arrangements and operational controls

○	Transparent net asset value calculation methodology

The Adviser has discretion to adjust Bitcoin ETF holdings and to add or remove Bitcoin ETFs from the Fund’s portfolio without shareholder approval, provided such changes are consistent with the Fund’s investment objective and strategies.

2.	Bitcoin-Correlated Equity Securities (Optional Strategy) – Up to 25% of the Fund’s assets of total Fund assets may be invested in equity securities of issuers whose business operations, financial performance, or stock prices are significantly correlated with Bitcoin prices. These may include, but are not limited to:

○	Companies that hold significant Bitcoin on their balance sheets (e.g., MicroStrategy Incorporated)

○	Bitcoin mining companies

○	Cryptocurrency exchanges and digital asset trading platforms

○	Digital asset custody providers, payment processors, and blockchain infrastructure companies

These equity securities are classified as securities under federal securities laws. They are expected to generate qualifying income for purposes of the Fund’s qualification as a regulated investment company under the Internal Revenue Code. The Adviser may adjust the allocation to Bitcoin-correlated equity securities based on market conditions, regulatory developments, and the availability of appropriate investment opportunities.

3.	Other Bitcoin Exposure Instruments – As may become available and permissible under applicable regulations, the Fund may gain Bitcoin exposure through other means, including Bitcoin futures contracts held through a wholly-owned subsidiary (subject to the 25% asset limitation applicable to such subsidiaries). The Fund does not currently intend to utilize such subsidiary structures but maintains the flexibility to do so in the future.

Magnificent 7 Equity Exposure (Approximately 50% of Assets)

Under normal market conditions, the Fund invests approximately 50% of its assets in the equity securities of seven leading U.S. companies, collectively referred to as the “Magnificent 7.” These companies represent some of the largest, most innovative, and most influential technology and growth companies in the U.S. equity market. Currently, the Magnificent 7 consists of the following seven companies:

1.	Apple Inc. (AAPL) - Consumer electronics, software, and services

2.	Microsoft Corporation (MSFT) - Software, cloud computing, and technology services

3.	Alphabet Inc. (GOOGL/GOOG) - Internet search, advertising, and cloud computing

4.	Amazon.com, Inc. (AMZN) - E-commerce, cloud computing, and digital services

5.	NVIDIA Corporation (NVDA) - Graphics processing units and artificial intelligence chips

6.	Meta Platforms, Inc. (META) - Social media, virtual reality, and digital advertising

7.	Tesla, Inc. (TSLA) - Electric vehicles and clean energy products

As of September 30, 2025, these seven companies have been leaders in driving U.S. equity market performance. Dominant market positions, significant technological innovation, global scale, and strong cash flow generation are key characteristics of these companies.

The Fund may hold the Magnificent 7 companies using either:

1.	Equal-Weight Approach - Each of the seven companies represents approximately 1/7th (approximately 14.3%) of the equity allocation, or approximately 7.1% of total Fund assets. This approach provides balanced exposure across all seven companies regardless of their relative market capitalizations.

2.	Modified Market Capitalization-Weight Approach - The companies are held in proportion to their relative market capitalizations, similar to how they are weighted in the S&P 500® Index or Nasdaq-100 Index®. This approach provides greater exposure to the largest companies within the group.

3.	Hybrid or Tactical Approach - The Adviser may use a combination of weighting methodologies or tactically adjust weights based on market conditions, valuation considerations, or other factors.

The Adviser has discretion to determine the weighting methodology used and to adjust the methodology over time without shareholder approval, provided such changes are consistent with the Fund’s investment objective and strategies.

While the Fund currently invests in the seven companies listed above, the Adviser has discretion to modify the composition of the Magnificent 7 holdings if one or more of these companies experiences significant adverse developments (such as bankruptcy, delisting, loss of market position, or other material changes) or if other companies emerge as appropriate substitutes. The Adviser does not anticipate frequent changes to the composition but maintains flexibility to respond to market developments. Any changes to the composition will be made in accordance with the Fund’s investment objective and strategies.

The Fund may hold the Magnificent 7 companies through:

●	Direct investment in the common stock of each company.

●	Investment in ETFs that provide concentrated exposure to these companies.

●	A combination of direct holdings and ETF investments.

The Adviser will rebalance the Fund’s portfolio to maintain the approximately 50% Bitcoin / 50% Magnificent 7 allocation under normal market conditions. Rebalancing may occur daily or when the allocation deviates by more than 25% from the target 50/50 allocation. Additionally, if using an equal-weight or modified approach for the seven companies, the Fund will periodically rebalance the holdings among the seven companies to restore target weights. Rebalancing activities will generate transaction costs that the Fund bears.

The Fund is classified as non-diversified and will be highly concentrated in a small number of securities. The Fund will focus (i.e., invest more than 25% of its assets) in the technology sector.

PRINCIPAL RISKS

The following describes the principal risks of investing in the Fund, which could affect the Fund’s net asset value and total return. Other circumstances (including additional risks not described here) could prevent the Fund from achieving its investment objective. These risks are presented in an order that reflects the Adviser’s assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this Prospectus solely because the Adviser’s assessment of the relative importance of the principal risks of investing in the Fund changes.

Bitcoin Risks

Bitcoin Risk. Bitcoin is a relatively new asset class with a limited history. Bitcoin prices are highly volatile and have experienced significant fluctuations. The value of Bitcoin may decline due to various factors, including but not limited to: changes in supply and demand, competition from other cryptocurrencies, regulatory developments, negative publicity, changes in transaction fees, technological advancements or failures, cybersecurity incidents, macroeconomic conditions, and loss of confidence in digital assets. Because the Fund invests approximately 50% of its assets in instruments providing Bitcoin exposure, the Fund’s performance will be significantly affected by Bitcoin price movements. A significant decline in Bitcoin prices could result in substantial losses to the Fund.

Bitcoin Regulatory Risk. The regulatory status of Bitcoin and other digital assets is uncertain and in a state of constant evolution. Federal, state, and foreign governments may restrict or prohibit the acquisition, use, or redemption of Bitcoin, which could negatively impact Bitcoin prices and the Fund’s ability to achieve its investment objective. Changes in laws or regulations applicable to Bitcoin, Bitcoin ETFs, or digital asset service providers could adversely affect the Fund. Regulatory actions against companies in the Bitcoin ecosystem (including exchanges, custodians, or miners) could impact the overall market for Bitcoin and related securities.

Bitcoin ETF Tracking Risk. The Fund obtains Bitcoin exposure by holding shares of Bitcoin ETFs rather than holding Bitcoin directly. Bitcoin ETFs may not perfectly track the spot price of Bitcoin due to various factors, including ETF management fees and expenses; timing differences between ETF trading and Bitcoin spot trading; premiums or discounts at which Bitcoin ETF shares trade relative to their net asset value; differences in valuation methodologies; and operational inefficiencies. As a result, the Fund’s performance will differ from what it would have been had the Fund held Bitcoin directly, and the Fund may underperform a hypothetical direct investment in Bitcoin.

Acquired Fund Fees and Expenses Risk. The Fund implements its Bitcoin exposure strategy by investing in other ETFs (the “Underlying Bitcoin ETFs”). Because the Fund pays its own management fee and operating expenses while also bearing its proportionate share of the fees and expenses of the Underlying Bitcoin ETFs, Fund shareholders will indirectly pay a “double layer” of fees. This layered fee structure will result in higher total expenses than if the Fund held Bitcoin directly, which will reduce the Fund’s returns. While the Adviser seeks to mitigate this impact by selecting Underlying Bitcoin ETFs with low expense ratios, the cumulative effect of multiple layers of fees may be significant over time.

Bitcoin ETF Selection and Concentration Risk. The Adviser has discretion to select which Bitcoin ETFs the Fund holds and may concentrate the Fund’s Bitcoin exposure in a single Bitcoin ETF or a small number of Bitcoin ETFs. Concentration in one or a few Bitcoin ETFs exposes the Fund to issuer-specific risks related to those particular ETFs, including: operational failures or inefficiencies; closure or liquidation of the ETF; regulatory actions against the ETF or its sponsor; custody failures; changes to the ETF’s structure or fees; and poor management decisions. If a Bitcoin ETF in which the Fund is concentrated experiences significant problems, the Fund’s performance could be materially adversely affected.

Indirect Bitcoin Custody Risk. The Fund does not directly control the custody of Bitcoin. Instead, Bitcoin custody is managed by the custodians of the Underlying Bitcoin ETFs in which the Fund invests. The Fund relies entirely on the custody practices, controls, and insurance arrangements of these Underlying Bitcoin ETFs and their custodians. The Fund has no direct contractual relationship with, nor does it have the ability to monitor or influence, the Bitcoin custodians used by the Underlying Bitcoin ETFs. If an Underlying Bitcoin ETF experiences a custody failure, theft, loss, destruction, or other compromise of its Bitcoin holdings, the Fund will be adversely affected. Bitcoin held by digital asset custodians may not be protected by the Securities Investor Protection Corporation (“SIPC”) or the Federal Deposit Insurance Corporation (“FDIC”).

Lack of Direct Bitcoin Ownership Risk. Shareholders do not have any direct ownership interest in Bitcoin. The Fund holds shares of Bitcoin ETFs and Bitcoin-correlated equity securities, not Bitcoin itself. Shareholders cannot withdraw or transfer Bitcoin from the Fund, cannot control any private keys associated with Bitcoin, and have no rights with respect to the Bitcoin held by the Underlying Bitcoin ETFs. The value of Fund shares is derived from the indirect exposure to Bitcoin through the Underlying Bitcoin ETFs, not from any direct ownership of Bitcoin. This structure, while necessary for compliance with federal securities laws and tax regulations, means that shareholders lack certain rights and flexibilities that would exist with direct Bitcoin ownership.

Bitcoin-Correlated Equity Securities Risk. When the Fund invests in equity securities of companies whose business operations or stock prices are correlated with Bitcoin (such as MicroStrategy, Bitcoin mining companies, cryptocurrency exchanges, or blockchain infrastructure providers), the Fund is exposed to company-specific risks in addition to the risk associated with the Bitcoin price. These companies face operational, management, competitive, regulatory, and financial risks that could cause their stock prices to decline, even if Bitcoin prices increase. For example, a Bitcoin mining company’s stock price may decline due to increased electricity costs, equipment failures, or operational inefficiencies even during periods when Bitcoin prices are rising. The correlation between these companies’ stock prices and Bitcoin prices may also weaken or break down over time. Additionally, many of these companies are relatively new with limited operating histories, which increases their risk profiles.

Cryptocurrency Market Volatility Risk. The prices of cryptocurrencies have historically been highly volatile. The value of the Fund’s exposure to a cryptocurrency – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the cryptocurrency component of the Fund, you should not invest in it.

Equity Market Risks

Equity Risk. The value of the Fund’s equity investments will fluctuate in response to the performance of individual companies and general market conditions. Stock markets are volatile and can decline significantly in response to adverse developments related to issuers, politics, regulations, markets, economies, or other factors. Because the Fund invests approximately 50% of its assets in equity securities of only seven companies, equity risk and company-specific risk are particularly significant risk factors for the Fund.

Non-Diversified Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, meaning it may invest a larger percentage of its assets in securities of a smaller number of issuers than a diversified fund. The Fund’s investment in only seven companies represents an extreme form of non-diversification. This significantly increases the Fund’s susceptibility to adverse developments affecting any single issuer and will result in greater price volatility than a diversified fund. The Fund may experience large losses that diversified funds would not experience.

The Fund’s equity allocation is invested in only seven companies. This non-diversification means that the Fund’s performance is highly dependent on the performance of these seven individual companies. Adverse developments affecting even one or two of these companies could significantly harm the Fund’s overall performance. For comparison, the S&P 500 Index comprises 500 companies, and the Nasdaq-100 Index comprises 100 companies, providing substantially greater diversification than the Fund’s seven-company equity allocation.

The consequences of this extreme concentration include:

●	Amplified single-company impact - Poor performance by a single company will have a much greater impact on the Fund (potentially 7% or more of equity assets) than it would in a broadly diversified fund

●	Lack of diversification - The Fund cannot offset losses in one holding with gains in numerous other holdings as a diversified fund can

●	Increased volatility - The Fund will likely experience greater price volatility than more diversified equity funds

●	Event risk - Company-specific events (such as product failures, regulatory actions, management changes, litigation, or earnings disappointments) at any of the seven companies will significantly impact the Fund

Investors should only invest in the Fund if they understand and are comfortable with the risks associated with such non-diversification.

Technology Sector Focus Risk. Six of the seven Magnificent 7 companies (Apple, Microsoft, Alphabet, Amazon, NVIDIA, and Meta) are technology companies or technology-enabled companies, and Tesla is often classified as a technology company due to its electric vehicle and autonomous driving technology. This means the Fund’s equity allocation is overwhelmingly focused in the technology sector, exposing the Fund to risks specifically affecting that sector, including:

●	Rapid obsolescence – Technology products and services face intense competition and rapid obsolescence due to technological innovation and changing consumer preferences

●	Regulatory risk – Technology companies face increased global regulatory scrutiny regarding antitrust concerns, data privacy, artificial intelligence regulation, content moderation, tax policy, and market dominance

●	Cybersecurity risk – Technology companies are frequent targets of cyber-attacks, data breaches, and hacking attempts

●	Intellectual property risk – Success depends on protecting proprietary technology, algorithms, and trade secrets

●	Platform risk – Several of these companies operate dominant platforms (iOS/App Store, Google Search, Amazon Marketplace, Facebook/Instagram) that face regulatory and competitive pressures

When the technology sector underperforms, the Fund’s performance will be severely negatively impacted. The Fund may experience significantly greater volatility than funds with broader sector diversification.

Mega-Cap Company Risk. All seven companies in the Fund’s equity allocation are mega-cap companies with market capitalizations exceeding $500 billion (and in some cases exceeding $2 trillion). Mega-cap companies face unique risks including:

●	Market saturation – These companies are so large that finding new growth opportunities becomes increasingly difficult, and their growth rates may slow over time

●	Regulatory scrutiny – Mega-cap companies, particularly in technology, face heightened antitrust scrutiny and regulatory pressure globally, including potential forced divestitures, operational restrictions, or significant fines

●	Lower growth potential – Due to their massive size, these companies may be unable to achieve the high growth rates of smaller companies or to respond quickly to market changes

●	Market expectations – Because these companies are widely followed and heavily analyzed, they face intense pressure to meet earnings expectations, and small disappointments can result in significant stock price declines

●	Index inclusion impact – These companies represent large percentages of major indices, meaning passive flows can significantly impact their stock prices independent of fundamentals

Correlation Risk. The seven companies in the Fund’s equity allocation tend to be highly correlated with one another, meaning their stock prices often move in the same direction simultaneously. This correlation reduces the diversification benefit that might otherwise exist from holding seven separate companies. During market downturns or periods of weakness in the technology sector, all seven stocks may decline simultaneously, providing no offset to losses. Historical correlation among these seven companies has been elevated, particularly during market stress periods. This correlation increases the Fund’s volatility and downside risk.

Growth Stock Risk. The Magnificent 7 are all characterized as growth stocks, meaning they trade at high valuations relative to their current earnings and are priced based on expectations of future earnings growth. Growth stocks are susceptible to:

●	Changes in interest rates (rising rates make future earnings less valuable).

●	Shifts in market sentiment or investor risk appetite.

●	Disappointments in earnings or revenue growth.

●	Changes in future growth expectations.

Growth stocks tend to be more volatile than value stocks and can experience sharp price declines when growth expectations are not met or when market preferences shift toward value stocks. All seven companies trade at premium valuations, making them vulnerable to significant price declines if their growth slows or if valuation multiples contract.

Key Person Risk. Several of the Magnificent 7 companies are closely associated with visionary CEOs (e.g., Elon Musk at Tesla, Mark Zuckerberg at Meta). The departure, death, disability, or negative publicity surrounding these key individuals could adversely affect the performance of these companies’ stocks. The Fund’s concentrated exposure amplifies the risk associated with key personnel.

Fund Structure and Operational Risks

ETF Structure and Trading Risks. The Fund is an actively managed ETF that trades on a national securities exchange. The market price of Fund shares may differ from the Fund’s net asset value (NAV) and may trade at a premium or discount to NAV. This difference may be particularly pronounced during periods of market volatility or illiquidity. While the creation/redemption mechanism is designed to keep the market price close to NAV, there is no guarantee it will do so. Factors that may cause the market price to deviate from NAV include timing differences between when the Fund calculates NAV and when shares are traded; disruptions to the creation/redemption process; the liquidity of the Fund’s portfolio securities; large purchases or redemptions of Fund shares; and exchange trading halts. During stressed market conditions, the Fund’s shares could trade at a wider premium or discount to NAV, and the bid-ask spread on Fund shares could widen, resulting in increased costs to investors.

Rebalancing Risk. The Fund will periodically rebalance its portfolio to maintain its approximately 50% Bitcoin / 50% Magnificent 7 target allocation. Rebalancing activities will generate transaction costs (brokerage commissions and bid-ask spreads) that reduce Fund returns. Rebalancing may also result in the realization of capital gains, which are taxable to shareholders in taxable accounts. During periods of significant Bitcoin price volatility, frequent rebalancing may be necessary, which will increase these costs. Additionally, if the Adviser’s rebalancing decisions are poorly timed, the Fund could be forced to buy securities when prices are high and sell securities when prices are low, which would reduce returns.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser makes investment decisions about which Bitcoin ETFs to hold, which Bitcoin-correlated equity securities to purchase, and how to maintain the Fund’s target allocation. The Adviser’s judgments about the attractiveness, value, or potential appreciation of particular securities or Bitcoin ETFs may prove to be incorrect, and there is no guarantee that the Adviser’s investment strategy will produce the desired results. The Adviser’s decisions regarding rebalancing timing, Bitcoin ETF selection, and allocation to Bitcoin-correlated equity securities could adversely affect the Fund’s performance.

New Fund Risk. The Fund was recently organized with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

ETF Risks

Absence of an Active Market: Although the Fund’s shares are approved for listing on the NASDAQ (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can also be no assurance that the Fund will grow to or maintain an economically viable size; in this case, it may experience greater tracking error to its Index than it otherwise would at higher asset levels or may ultimately liquidate.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Transaction Risk: The Fund intends to affect some portion of redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute all of its portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the Fund’s tax efficiency compared to ETFs that utilize a complete in-kind redemption process.

Costs of Buying or Selling Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s investments. The market prices of shares will generally fluctuate according to changes in the Fund’s NAV and supply and demand of shares on the Exchange. Whether Fund shares trade below, at, or above their NAV cannot be predicted. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s investment holdings or the NAV of Fund shares. As a result, investors in the Fund may pay substantially more or receive significantly less for Fund shares than the value of the Fund’s underlying investments or the NAV of Fund shares.

Trading Issues: Trading in Fund shares may be halted due to market conditions or for reasons that make trading in shares inadvisable in the view of the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged, or that the shares will trade with any volume. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Concentration Risk. The Fund expects to have concentrated (i.e., invest more than 25% of its net assets) investment exposure in one or more of the Technology Industries at any given time, which may vary over time. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those industries or groups of related industries than a fund that invests its assets in a more diversified manner.

●	Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The automotive industry can also be significantly affected by labor relations and fluctuating component prices. Companies in the automotive industry, particularly those in the electric vehicles industry, may be affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. While most of the major manufacturers are large, financially strong companies, many others are small and can be non-diversified in both product line and customer base. Additionally, developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if any. Companies in the automotive industry may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. Legislative or regulatory changes and increased government supervision also may affect companies in the automotive industry.

●	E-Commerce Discretionary Industry Risk. The E-Commerce Discretionary Industry includes retailers, retail outlets, and wholesalers offering a wide variety of products or specializing in a single class of goods (e.g., computers, apparel, home improvement, etc.). Companies in the E-Commerce Discretionary Industry are dependent on consumer spending, the availability of disposable income, changing consumer tastes and preferences, consumer demographics, general economic conditions, internal infrastructure and on the availability, reliability and security of the Internet and related systems. Critical systems and operations may be vulnerable to damage or interruption from natural disasters, power loss, telecommunications failure, terrorist attacks, cyber-attacks, acts of war, break-ins, and similar events. In addition, legislative or regulatory changes and increased government supervision may affect companies in the E-Commerce Discretionary Industry. The E-Commerce Discretionary Industry is a separate industry within the Consumer Discretionary Sector.

●	Internet Media & Services Industry Risk. The Internet Media & Services Industry includes companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements, including search engines, social media and networking platforms, online classifieds, and online review companies. The prices of the securities of companies in the Internet Media & Services Industry are closely tied to the performance of the overall economy and may be affected by changes in general economic growth, consumer confidence and consumer spending. Changes in demographics and consumer tastes also may affect the success of companies in the Internet Media & Services Industry. In addition, legislative or regulatory changes and increased government supervision may affect companies in the Internet Media & Services Industry. The Internet Media & Services Industry is a separate industry within the Communications Sector.

●	Semiconductors Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the Semiconductors Industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The Semiconductors Industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the Semiconductors Industry have been and likely will continue to be extremely volatile.

●	Software Industry Risk. The Software Industry includes companies that publish and distribute software for the business or consumer markets, as well as companies that provide consulting or integration services to other businesses relating to information technology, including computer-system design, system integration, network and systems operations, cloud computing, distributed ledger technology consulting and integration, data management and storage, repair services, and technical support. In addition, the Software Industry includes companies involved in digital platforms that primarily generate revenue from advertising, content delivery, and other virtual products for consumers. Companies in the Software Industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Patent protection is integral to the success of many companies in this industry. In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. The Software Industry is a separate industry within the Technology Sector.

●	Technology Hardware Industry Risk. The Technology Hardware Industry includes companies that manufacture and distribute computers, servers, mainframes, peripheral devices (e.g., keyboard, mouse, etc.), high-technology components (e.g., circuit boards), and electronic office equipment. In addition, companies in the Technology Hardware Industry include producers and distributors of semiconductors and other integrated chips, other products related to the semiconductor industry such as motherboards, and manufacturers of high-technology tools and/or equipment used in the creation of semiconductors, photonics, wafers, and other high-technology components. The companies in the Technology Hardware Industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by companies in the Technology Hardware Industry is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of these companies depends in substantial part on the timely and successful introduction of new products. In addition, many of the companies in the Technology Hardware Industry rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. The Technology Hardware Industry is a separate industry within the Technology Sector.

Limited Issuer Risk. Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.

●	Communication Services Sector Risk. The Fund’s assets will have significant exposure to the Communication Services Sector, which means the Fund will be more affected by the performance of the Communication Services Sector than a fund that is more diversified. Market or economic factors impacting companies in the Communication Services Sector that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of communication services companies and companies that rely heavily on technology is particularly vulnerable to research and development costs, substantial capital requirements, product and services obsolescence, government regulation, and domestic and international competition, including competition from foreign competitors with lower production costs. Stocks of communication services companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the Communication Services Sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. While all companies may be susceptible to network security breaches, certain companies in the Communication Services Sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

●	Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

●	Information Technology Sector Risk. The Information Technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the Information Technology Sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

All investments carry some risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

PERFORMANCE INFORMATION

The Fund is new and does not have a performance history for a full calendar year. Once it has completed a full calendar year of operations, a bar chart and table will be included to indicate the risks of investing in the Fund by showing the variability of its returns and comparing its performance to a broad measure of market performance. Updated performance information is available at www.focusfinancial.com.

FUND MANAGEMENT

INVESTMENT ADVISER

BlockBridge Investments, LLC serves as the investment adviser to the Fund.

PORTFOLIO MANAGER

Drew Bergstrom, portfolio manager of the Adviser, has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Individual shares may only be purchased and sold through a broker-dealer on a national securities exchange. You can buy and sell individual shares of the Fund any day the Nasdaq Stock Market (“NASDAQ”) is open for business, like any publicly traded security. The Fund’s shares are listed on the Nasdaq Stock Market exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares continuously, at NAV, only in blocks of 25,000 shares (“Creation Units”), which may be partially in-kind for securities included in the Index and partially in cash, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are taxable. They will be taxed as ordinary income or capital gains, unless you invest through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Such tax-advantaged arrangements are subject to special tax rules upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary to sell Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BLOCKBRIDGE BITCOIN AND SHORT TERM INCOME 50/50 STRATEGY ETF SUMMARY

INVESTMENT OBJECTIVE

The BlockBridge Bitcoin and Short Term Income 50/50 Strategy ETF (the “Fund”) seeks to provide investors with exposure to the investment returns of Bitcoin while maintaining capital preservation and liquidity for the remaining portfolio allocation by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in shares of money market funds.

FEES AND EXPENSES

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.45%
Distribution (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

[1]	The Fund’s investment adviser, BlockBridge Investments, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; fees of the disinterested trustees and independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This Example is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (excluding any sales loads on reinvested dividends, fee waivers, and/or expense reimbursements) shown in the table above remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is unavailable.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by allocating its assets between two primary investment components under normal market conditions:

Bitcoin Exposure (Approximately 50% of Assets)

The Fund obtains its Bitcoin exposure indirectly through investments in Bitcoin ETFs, Bitcoin-correlated securities, and Bitcoin-linked securities. The Fund does not hold Bitcoin directly, and shareholders do not have any direct ownership interest in Bitcoin. This structure is designed to comply with the Investment Company Act of 1940 (the “1940 Act”) and to maintain the Fund’s qualification for favorable tax treatment as a regulated investment company.

The Fund will select investments that are classified as securities under federal securities laws and are expected to generate qualifying income for purposes of the Fund’s qualification as a regulated investment company under the Internal Revenue Code. The Adviser may adjust the allocation to Bitcoin-correlated based on market conditions, regulatory developments, and the availability of appropriate investment opportunities.

The Fund seeks exposure to Bitcoin through a combination of:

1.	Bitcoin Exchange-Traded Funds (“ETFs”) – The Fund will invest in shares of other ETFs that hold Bitcoin directly or through other structures. These Bitcoin ETFs are registered under the Securities Act of 1933, and their shares constitute securities under federal securities laws. The Adviser selects Bitcoin ETFs based on several criteria designed to optimize the Fund’s Bitcoin exposure while minimizing costs and tracking error, including:

○	Low expense ratios (prioritizing funds with expense ratios below 0.25%)

○	High trading volume and liquidity

○	Tight bid-ask spreads

○	Low tracking error relative to Bitcoin spot prices

○	Strong custodial arrangements and operational controls

○	Transparent net asset value calculation methodology

The Adviser has discretion to adjust Bitcoin ETF holdings and to add or remove Bitcoin ETFs from the Fund’s portfolio without shareholder approval, provided such changes are consistent with the Fund’s investment objective and strategies.

2.	Bitcoin Corporate Treasury Securities - The Fund may invest up to 20% of its net assets in securities issued by companies that hold Bitcoin as a primary treasury asset or derive significant revenue from Bitcoin-related activities (“Bitcoin Corporate Treasury Companies”). These securities include:

●	Perpetual Preferred Stocks - Fixed-income securities with no maturity date that pay regular dividends. These securities typically:

o	Pay monthly or quarterly cash dividends at fixed or variable rates

o	Have no maturity date and no requirement for principal repayment

o	May feature dividend adjustments to maintain price stability

o	Are not directly collateralized by the issuer’s Bitcoin holdings and provide only a residual claim on company assets

o	Sit in specific positions within the issuer’s capital structure with varying levels of seniority

●	Convertible Bonds - Debt securities issued by Bitcoin Corporate Treasury Companies that can convert into common equity under specified conditions. These bonds are typically used to finance Bitcoin acquisitions and may:

o	Carry low or zero-coupon rates

o	Mature within approximately 2-7 years unless converted earlier

o	Convert to equity if share prices reach certain levels

o	Provide a blend of debt stability with potential equity upside

●	Exchange-Traded Funds Holding Bitcoin Corporate Treasury Securities - ETFs that provide diversified exposure to Bitcoin Corporate Treasury Companies’ debt and equity securities, such as funds holding portfolios of convertible bonds or preferred stocks from multiple Bitcoin treasury companies. For purposes of this Fund, a Bitcoin Corporate Treasury Company is defined as an entity that:

o	Maintains 15% or more of its total assets in Bitcoin or Bitcoin-related financial instruments, OR

o	Derives 15% or more of its revenue or income from Bitcoin-linked activities

The Adviser will select Bitcoin Corporate Treasury Securities based on:

o	Yield - Comparison of current dividend or interest rates relative to comparable securities

o	Credit quality - Assessment of the issuer’s financial strength and ability to maintain payments

o	Bitcoin backing ratio - Amount of Bitcoin held per share or per dollar of debt outstanding

o	Seniority - Position in the issuer’s capital structure (senior debt, preferred equity, common equity)

o	Liquidity - Trading volume and bid-ask spreads

o	Issuer concentration - Avoiding overconcentration in any single issuer

o	Regulatory compliance - Preference for securities traded on major U.S. exchanges

o	Dividend/interest payment history - Track record of consistent payments

3.	Bitcoin-Correlated Equity Securities (Optional Strategy) – Up to 25% of the Fund’s assets of total Fund assets may be invested in equity securities of issuers whose business operations, financial performance, or stock prices are significantly correlated with Bitcoin prices. These may include, but are not limited to:

○	Companies that hold significant Bitcoin on their balance sheets (e.g., MicroStrategy Incorporated)

○	Bitcoin mining companies

○	Cryptocurrency exchanges and digital asset trading platforms

○	Digital asset custody providers, payment processors, and blockchain infrastructure companies

4.	Other Bitcoin Exposure Instruments – As may become available and permissible under applicable regulations, the Fund may gain Bitcoin exposure through other means, including Bitcoin futures contracts held through a wholly-owned subsidiary (subject to the 25% asset limitation applicable to such subsidiaries). The Fund does not currently intend to utilize such subsidiary structures but maintains the flexibility to do so in the future.

Short Term Income Fund Exposure (Approximately 50% of Assets)

Under normal market conditions, the Fund invests approximately 50% of its assets in shares of money market funds registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investment in money market funds is designed to provide capital preservation, liquidity, and income generation while maintaining minimal volatility for this portion of the portfolio.

Short Term Income Fund Selection: The Fund will invest in one or more of the following types of money market funds:

1.	Government Money Market Funds - Funds that invest at least 99.5% of their total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by government securities. These funds are considered to have the lowest credit risk among money market fund categories.

2.	Prime Money Market Funds - Funds that invest in high-quality, short-term debt obligations issued by U.S. and foreign corporations, banks, and other entities, as well as U.S. government securities. Prime funds typically offer higher yields than government or treasury funds but involve slightly greater credit risk.

The Adviser will select money market funds based on several criteria, including:

●	Credit quality - Preference for funds with high credit ratings and strong credit profiles

●	Expense ratios - Focus on institutional share classes or low-cost share classes to minimize the double-layer fee impact

●	Yield - Comparison of current yields among comparable money market fund options

●	Stability - Track record of maintaining stable net asset value per share

●	Liquidity - Daily liquidity and same-day settlement capabilities

●	Regulatory structure - Preference for funds operating under SEC Rule 2a-7, which imposes strict quality, maturity, diversification, and liquidity requirements

The Adviser has discretion to allocate the money market fund portion of the portfolio among money market funds based on:

●	Relative yield differentials

●	Credit market conditions

●	Liquidity needs of the Fund

●	Risk tolerance considerations

●	Changes in regulatory requirements

The Adviser may concentrate the money market allocation entirely in one type of money market fund (e.g., government funds) or may diversify across multiple types and multiple fund providers.

The Fund may hold the money market exposure through:

●	Direct investment in shares of individual money market funds

●	Investment in ultra-short duration ETFs that hold money market fund shares, government securities, or other cash-like securities.

●	Direct investment in U.S. Treasury bills or other government securities (though the Fund primarily expects to use money market funds)

The Adviser will rebalance the Fund’s portfolio to maintain the approximately 50% Bitcoin / 50% money market allocation under normal market conditions. Due to the significant volatility of Bitcoin compared to the stability of money market funds, rebalancing may need to occur more frequently than for the Fund’s equity-focused counterparts. Rebalancing may occur daily or when the allocation deviates by more than 25% from the target allocation. The frequent rebalancing required by Bitcoin’s volatility will generate transaction costs that the Fund bears.

PRINCIPAL RISKS

The following describes the principal risks of investing in the Fund, which could affect the Fund’s net asset value and total return. Other circumstances (including additional risks not described here) could prevent the Fund from achieving its investment objective. These risks are presented in an order that reflects the Adviser’s assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this Prospectus solely because the Adviser’s assessment of the relative importance of the principal risks of investing in the Fund changes.

Bitcoin Risks

Bitcoin Risk. Bitcoin is a relatively new asset class with a limited history. Bitcoin prices are highly volatile and have experienced significant fluctuations. The value of Bitcoin may decline due to various factors, including but not limited to: changes in supply and demand, competition from other cryptocurrencies, regulatory developments, negative publicity, changes in transaction fees, technological advancements or failures, cybersecurity incidents, macroeconomic conditions, and loss of confidence in digital assets. Because the Fund invests approximately 50% of its assets in instruments providing Bitcoin exposure, the Fund’s performance will be significantly affected by Bitcoin price movements. A significant decline in Bitcoin prices could result in substantial losses to the Fund.

Bitcoin Regulatory Risk. The regulatory status of Bitcoin and other digital assets is uncertain and in a state of constant evolution. Federal, state, and foreign governments may restrict or prohibit the acquisition, use, or redemption of Bitcoin, which could negatively impact Bitcoin prices and the Fund’s ability to achieve its investment objective. Changes in laws or regulations applicable to Bitcoin, Bitcoin ETFs, or digital asset service providers could adversely affect the Fund. Regulatory actions against companies in the Bitcoin ecosystem (including exchanges, custodians, or miners) could impact the overall market for Bitcoin and related securities.

Bitcoin ETF Tracking Risk. The Fund obtains Bitcoin exposure by holding shares of Bitcoin ETFs rather than holding Bitcoin directly. Bitcoin ETFs may not perfectly track the spot price of Bitcoin due to various factors, including ETF management fees and expenses; timing differences between ETF trading and Bitcoin spot trading; premiums or discounts at which Bitcoin ETF shares trade relative to their net asset value; differences in valuation methodologies; and operational inefficiencies. As a result, the Fund’s performance will differ from what it would have been had the Fund held Bitcoin directly, and the Fund may underperform a hypothetical direct investment in Bitcoin.

Acquired Fund Fees and Expenses Risk. The Fund implements its Bitcoin exposure strategy by investing in other ETFs (the “Underlying Bitcoin ETFs”). Because the Fund pays its own management fee and operating expenses while also bearing its proportionate share of the fees and expenses of the Underlying Bitcoin ETFs, Fund shareholders will indirectly pay a “double layer” of fees. This layered fee structure will result in higher total expenses than if the Fund held Bitcoin directly, which will reduce the Fund’s returns. While the Adviser seeks to mitigate this impact by selecting Underlying Bitcoin ETFs with low expense ratios, the cumulative effect of multiple layers of fees may be significant over time.

Bitcoin ETF Selection and Concentration Risk. The Adviser has discretion to select which Bitcoin ETFs the Fund holds and may concentrate the Fund’s Bitcoin exposure in a single Bitcoin ETF or a small number of Bitcoin ETFs. Concentration in one or a few Bitcoin ETFs exposes the Fund to issuer-specific risks related to those particular ETFs, including: operational failures or inefficiencies; closure or liquidation of the ETF; regulatory actions against the ETF or its sponsor; custody failures; changes to the ETF’s structure or fees; and poor management decisions. If a Bitcoin ETF in which the Fund is concentrated experiences significant problems, the Fund’s performance could be materially adversely affected.

Indirect Bitcoin Custody Risk. The Fund does not directly control the custody of Bitcoin. Instead, Bitcoin custody is managed by the custodians of the Underlying Bitcoin ETFs in which the Fund invests. The Fund relies entirely on the custody practices, controls, and insurance arrangements of these Underlying Bitcoin ETFs and their custodians. The Fund has no direct contractual relationship with, nor does it have the ability to monitor or influence, the Bitcoin custodians used by the Underlying Bitcoin ETFs. If an Underlying Bitcoin ETF experiences a custody failure, theft, loss, destruction, or other compromise of its Bitcoin holdings, the Fund will be adversely affected. Bitcoin held by digital asset custodians may not be protected by the Securities Investor Protection Corporation (“SIPC”) or the Federal Deposit Insurance Corporation (“FDIC”).

Lack of Direct Bitcoin Ownership Risk. Shareholders do not have any direct ownership interest in Bitcoin. The Fund holds shares of Bitcoin ETFs and Bitcoin-correlated equity securities, not Bitcoin itself. Shareholders cannot withdraw or transfer Bitcoin from the Fund, cannot control any private keys associated with Bitcoin, and have no rights with respect to the Bitcoin held by the Underlying Bitcoin ETFs. The value of Fund shares is derived from the indirect exposure to Bitcoin through the Underlying Bitcoin ETFs, not from any direct ownership of Bitcoin. This structure, while necessary for compliance with federal securities laws and tax regulations, means that shareholders lack certain rights and flexibilities that would exist with direct Bitcoin ownership.

Bitcoin-Correlated Equity Securities Risk. When the Fund invests in common equity securities of companies whose business operations or stock prices are correlated with Bitcoin (such as MicroStrategy, Bitcoin mining companies, cryptocurrency exchanges, or blockchain infrastructure providers), the Fund is exposed to company-specific risks in addition to the risk associated with Bitcoin’s price. These companies face operational, management, competitive, regulatory, and financial risks that could cause their stock prices to decline even if Bitcoin prices increase. For example, a Bitcoin mining company’s stock price may decline due to increased electricity costs, equipment failures, or operational inefficiencies even during periods when Bitcoin prices are rising. The correlation between these companies’ stock prices and Bitcoin prices may also weaken or break down over time. Additionally, many of these companies are relatively new with limited operating histories, which increases their risk profiles. For risks associated with debt securities (convertible bonds) and preferred equity securities issued by Bitcoin Corporate Treasury Companies, see “Bitcoin Corporate Treasury Securities Risk” below.

Cryptocurrency Market Volatility Risk. The prices of cryptocurrencies have historically been highly volatile. The value of the Fund’s exposure to a cryptocurrency – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the cryptocurrency component of the Fund, you should not invest in it.

Bitcoin Corporate Treasury Securities Risk. When the Fund invests in perpetual preferred stocks, convertible bonds, or other debt and equity securities issued by Bitcoin Corporate Treasury Companies (companies that hold Bitcoin as a primary treasury asset), the Fund is exposed to significant additional risks beyond those associated with Bitcoin ETFs or Bitcoin-correlated common equity:

Leverage and Amplified Risk. Bitcoin Corporate Treasury Companies typically use substantial leverage (debt and preferred equity issuances) to finance Bitcoin purchases, often maintaining debt-to-Bitcoin ratios exceeding 25-50%. This leverage amplifies both gains and losses. While leverage enhances returns when Bitcoin prices rise, it dramatically increases insolvency risk when Bitcoin prices fall. A 50% decline in Bitcoin prices could render a highly leveraged issuer insolvent, causing its bonds and preferred stocks to lose most or all of their value. The issuer’s leverage creates risk that far exceeds the risk of holding Bitcoin directly or through Bitcoin ETFs.

Issuer Concentration Risk. The market for Bitcoin Corporate Treasury Securities is highly concentrated, with the Fund’s exposure to Bitcoin Corporate Treasury Securities potentially resulting in significant concentration in Strategy Inc. or a small number of other issuers, thereby creating substantial issuer-specific risk. Company-specific problems—including management issues, operational failures, accounting problems, regulatory investigations, or deteriorating creditworthiness—could cause substantial losses even if Bitcoin prices remain stable or increase.

Capital Structure Complexity. Bitcoin Corporate Treasury Companies often maintain multiple layers of debt, multiple series of preferred stock with varying seniority levels, and complex payment waterfalls. Understanding which securities have priority claims, which dividends must be paid before others, and which securities are subject to “dividend stoppers” (provisions preventing junior securities from receiving payments if senior securities are unpaid) requires sophisticated analysis. The Fund may hold securities that are subordinated to numerous other layers of obligations, reducing the likelihood of full recovery in distress scenarios.

Correlation Breakdown Risk. While Bitcoin Corporate Treasury Securities are designed to provide exposure to Bitcoin through corporate treasury holdings, their prices may not correlate closely with Bitcoin spot prices due to multiple factors including: changes in the issuer’s creditworthiness; market sentiment about the issuer’s leverage levels; changes in interest rates affecting bond and preferred stock valuations; company-specific operational issues; dividend cuts or payment suspensions; and changes in the issuer’s Bitcoin acquisition strategy. The securities may significantly underperform Bitcoin during periods when Bitcoin prices rise, or may decline more sharply than Bitcoin during price declines due to leverage effects.

Market Acceptance and Viability Risk. The “Bitcoin treasury company” business model is relatively new and untested through a full market cycle. If Bitcoin experiences a prolonged bear market or if the corporate Bitcoin treasury strategy falls out of favor with investors, issuers may be unable to refinance maturing debt or issue new securities to fund operations. This could force asset sales (including Bitcoin liquidation) at unfavorable prices, potentially triggering a downward spiral of Bitcoin sales, price declines, and further financial distress.

Short Term Income Fund Risks

Money Market Fund Investment Risk. The Fund invests in shares of money market funds, which themselves invest in short-term debt instruments. Money market funds are subject to the risk that the value of their portfolio securities may decline, potentially resulting in a loss of principal for the Fund. While money market funds seek to preserve a stable net asset value of $1.00 per share, there is no guarantee they will be able to do so. In periods of severe market stress, money market funds may experience losses or may temporarily suspend redemptions. The Fund’s investment in money market funds exposes shareholders to:

●	Credit risk - Risk that issuers of securities held by the underlying money market funds may default on their obligations or experience credit rating downgrades.

●	Interest rate risk - Although money market funds invest in short-term securities, their yields will fluctuate based on changes in interest rates.

●	Liquidity risk - In stressed market conditions, money market funds may have difficulty selling securities to meet redemption requests.

●	Capital preservation risk - Money market funds seek but cannot guarantee capital preservation; losses of principal are possible.

Although money market funds are required to comply with strict regulatory requirements under 1940 Act Rule 2a-7 (including quality, maturity, and diversification standards), these requirements do not eliminate all risks. During the 2008 financial crisis and the March 2020 COVID-19 market disruption, some money market funds experienced losses or required external support to maintain their stable net asset value.

Low or Negative Yield Risk. In low-interest-rate environments, money market funds may produce very low yields, potentially approaching zero or (in extreme cases and after fees) even negative returns. When yields on money market funds are low or negative, the income-generating potential of 50% of the Fund’s portfolio is severely diminished. This means the Fund’s overall return will depend almost entirely on the performance of its Bitcoin allocation, effectively magnifying the Fund’s exposure to Bitcoin volatility. During periods of near-zero interest rates, the money market allocation may produce insufficient income to offset even a portion of the Fund’s operating expenses, further reducing overall returns.

Government Money Market Fund Risk. If the Fund invests in government or treasury money market funds, these funds are limited to investing in U.S. government securities and related instruments. While this limitation reduces credit risk, it also means these funds:

●	Typically offer lower yields than prime money market funds.

●	Are fully exposed to U.S. government credit risk (the risk, though historically remote, that the U.S. government could default on its obligations).

●	May experience losses if U.S. government securities decline in value.

●	Are sensitive to changes in U.S. fiscal and monetary policy.

Prime Money Market Fund Risk. If the Fund invests in prime money market funds, these funds invest in corporate and bank debt instruments in addition to government securities. This broader investment universe typically allows prime funds to offer higher yields but subjects them to:

●	Greater credit risk - Corporate and bank issuers may default or experience credit downgrades.

●	Liquidity fees and redemption gates - Prime money market funds may impose fees on redemptions or temporarily suspend redemptions during periods of market stress.

●	Floating NAV (for institutional prime funds) - Institutional prime money market funds use a floating NAV rather than a stable $1.00 NAV, meaning the value of Fund shares could fluctuate daily.

●	Increased regulatory restrictions - Prime funds face more stringent regulatory requirements and oversight than government funds.

Acquired Fund Fees and Expenses Risk (Money Market Layer). In addition to the acquired fund fees from Bitcoin ETFs, the Fund’s investment in money market funds creates a second layer of acquired fund fees. Money market funds charge management fees and operating expenses (typically ranging from 0.05% to 0.40% depending on share class), which are borne indirectly by the Fund’s shareholders. These expenses reduce the net yield earned on the money market portion of the portfolio. When combined with the Fund’s own management fee and the fees from Bitcoin ETFs, the triple-layer fee structure significantly reduces the Fund’s net returns. Even if money market funds produce positive gross yields, the layered fees may substantially diminish or potentially eliminate the net yield from this portion of the portfolio.

Asymmetric Volatility Profile Risk. The Fund’s combination of highly volatile Bitcoin and highly stable money market funds creates an asymmetric risk profile. This unique structure means:

●	Substantially all of the Fund’s volatility comes from the Bitcoin allocation

●	The money market allocation provides minimal downside protection during Bitcoin declines (money market funds remain stable but do not appreciate to offset Bitcoin losses)

●	During Bitcoin rallies, the money market allocation acts as a drag on performance (capping upside)

●	The Fund will experience approximately half the volatility of a 100% Bitcoin fund, but also approximately half the potential returns

This asymmetric profile differs significantly from balanced equity/bond funds, where both components can appreciate or depreciate, providing some natural hedging. With money market funds, there is no meaningful hedging effect—only volatility dampening.

Interest Rate Risk. While money market funds invest in short-term securities with minimal interest rate sensitivity, they are not entirely immune to interest rate risk. In a rapidly rising interest rate environment, the yields on money market funds will lag behind current market rates as their portfolios contain securities purchased at lower rates that have not yet matured. Conversely, in a rapidly declining rate environment, money market fund yields will decrease as securities mature and are replaced with lower-yielding securities. The short duration of money market fund holdings minimizes but does not eliminate this risk.

Fund Structure and Operational Risks

ETF Structure and Trading Risks. The Fund is an actively managed ETF that trades on a national securities exchange. The market price of Fund shares may differ from the Fund’s net asset value (NAV) and may trade at a premium or discount to NAV. This difference may be particularly pronounced during periods of market volatility or illiquidity. While the creation/redemption mechanism is designed to keep the market price close to NAV, there is no guarantee it will do so. Factors that may cause the market price to deviate from NAV include timing differences between when the Fund calculates NAV and when shares are traded; disruptions to the creation/redemption process; the liquidity of the Fund’s portfolio securities; large purchases or redemptions of Fund shares; and exchange trading halts. During stressed market conditions, the Fund’s shares could trade at a wider premium or discount to NAV, and the bid-ask spread on Fund shares could widen, resulting in increased costs to investors.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940. This means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, the Fund may be more susceptible to adverse developments affecting a single issuer or small group of issuers, and may experience greater price volatility than a diversified fund. While the Fund’s equity allocation is broadly diversified across the 500 companies in the S&P 500® Index, the Fund’s Bitcoin allocation may be concentrated in a small number of Bitcoin ETFs, which increases the Fund’s non-diversification risk.

Rebalancing Risk. The Fund will periodically rebalance its portfolio to maintain its approximately 50% Bitcoin / 50% Money Market target allocation. Rebalancing activities will generate transaction costs (brokerage commissions and bid-ask spreads) that reduce Fund returns. Rebalancing may also result in the realization of capital gains, which are taxable to shareholders in taxable accounts. During periods of significant Bitcoin price volatility, frequent rebalancing may be necessary, which will increase these costs. Additionally, if the Adviser’s rebalancing decisions are poorly timed, the Fund could be forced to buy securities when prices are high and sell securities when prices are low, which would reduce returns.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser makes investment decisions about which Bitcoin ETFs to hold, which Bitcoin-correlated equity securities to purchase, and how to maintain the Fund’s target allocation. The Adviser’s judgments about the attractiveness, value, or potential appreciation of particular securities or Bitcoin ETFs may prove to be incorrect, and there is no guarantee that the Adviser’s investment strategy will produce the desired results. The Adviser’s decisions regarding rebalancing timing, Bitcoin ETF selection, and allocation to Bitcoin-correlated equity securities could adversely affect the Fund’s performance.

New Fund Risk. The Fund was recently organized with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

ETF Risks

Absence of an Active Market: Although the Fund’s shares are approved for listing on the NASDAQ (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can also be no assurance that the Fund will grow to or maintain an economically viable size; in this case, it may experience greater tracking error to its Index than it otherwise would at higher asset levels or may ultimately liquidate.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Transaction Risk: The Fund intends to affect some portion of redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute all of its portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the Fund’s tax efficiency compared to ETFs that utilize a complete in-kind redemption process.

Costs of Buying or Selling Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s investments. The market prices of shares will generally fluctuate according to changes in the Fund’s NAV and supply and demand of shares on the Exchange. Whether Fund shares trade below, at, or above their NAV cannot be predicted. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s investment holdings or the NAV of Fund shares. As a result, investors in the Fund may pay substantially more or receive significantly less for Fund shares than the value of the Fund’s underlying investments or the NAV of Fund shares.

Trading Issues: Trading in Fund shares may be halted due to market conditions or for reasons that make trading in shares inadvisable in the view of the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged, or that the shares will trade with any volume. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer.

Repurchase Agreements Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

Foreign Exposure Risk. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic, or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk. Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Illiquid Investments Risk. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce its returns because the Fund may be unable to transact at advantageous times or prices. In addition, if the Fund is limited in its ability to sell illiquid investments during periods when shareholders are redeeming their shares, it will need to sell liquid securities to meet redemption requests, and illiquid securities will become a larger portion of the Fund’s holdings. During periods of market volatility, liquidity in the market for Fund shares may be impacted by the liquidity in the market for the underlying securities or other assets held by the Fund, which could lead to Fund shares trading at a premium or discount to the Fund’s NAV.

Mortgage- and Asset-Backed Securities Risks. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment, and extension risks. These securities are also subject to the risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically carried little risk of principal loss if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

U.S. Government Obligations Risk. Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government-sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

Variable and Floating Rate Instrument Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time. Floating rate securities generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Benchmark interest rates may not accurately track market interest rates. Although floating-rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

All investments carry some risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

PERFORMANCE INFORMATION

The Fund is new and does not have a performance history for a full calendar year. Once it has completed a full calendar year of operations, a bar chart and table will be included to indicate the risks of investing in the Fund by showing the variability of its returns and comparing its performance to a broad measure of market performance. Updated performance information is available at www.focusfinancial.com.

FUND MANAGEMENT

INVESTMENT ADVISER

BlockBridge Investments, LLC serves as the investment adviser to the Fund.

PORTFOLIO MANAGER

Drew Bergstrom, portfolio manager of the Adviser, has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Individual shares may only be purchased and sold through a broker-dealer on a national securities exchange. You can buy and sell individual shares of the Fund any day the Nasdaq Stock Market (“NASDAQ”) is open for business, like any publicly traded security. The Fund’s shares are listed on the Nasdaq Stock Market exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares continuously, at NAV, only in blocks of 25,000 shares (“Creation Units”), which may be partially in-kind for securities included in the Index and partially in cash, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are taxable. They will be taxed as ordinary income or capital gains, unless you invest through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Such tax-advantaged arrangements are subject to special tax rules upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary to sell Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BLOCKBRIDGE BITCOIN AND FLOATING RATE 50/50 STRATEGY ETF SUMMARY

INVESTMENT OBJECTIVE

The BlockBridge Bitcoin and Floating Rate 50/50 Strategy ETF (the “Fund”) seeks to provide investors with exposure to the investment returns of Bitcoin and the floating rate debt securities market by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in floating rate debt securities and instruments that provide exposure to such securities.

FEES AND EXPENSES

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.45%
Distribution (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

[1]	The Fund’s investment adviser, BlockBridge Investments, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; fees of the disinterested trustees and independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This Example is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (excluding any sales loads on reinvested dividends, fee waivers, and/or expense reimbursements) shown in the table above remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is unavailable.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by allocating its assets between two primary investment components under normal market conditions:

Bitcoin Exposure (Approximately 50% of Assets)

The Fund obtains its Bitcoin exposure indirectly through investments in Bitcoin ETFs and Bitcoin-correlated equity securities. The Fund does not hold Bitcoin directly, and shareholders do not have any direct ownership interest in Bitcoin. This structure is designed to comply with the Investment Company Act of 1940 and to maintain the Fund’s qualification for favorable tax treatment as a regulated investment company. The Fund seeks exposure to Bitcoin through a combination of:

1.	Bitcoin Exchange-Traded Funds (“ETFs”) – The Fund will invest in shares of other ETFs that hold Bitcoin directly or through other structures. These Bitcoin ETFs are registered under the Securities Act of 1933, and their shares constitute securities under federal securities laws. The Fund may invest in one or more of the following Bitcoin ETFs, although this list may change over time as the Adviser identifies Bitcoin ETFs that meet the Fund’s selection criteria:

Bitcoin ETF Name	Exchange	Ticker Symbol

iShares Bitcoin Trust	NASDAQ	IBIT

Fidelity Wise Origin Bitcoin Fund	CBOE	FBTC

Bitwise Bitcoin ETF	NYSE	BITB

ARK 21Shares Bitcoin ETF	CBOE	ARKB

The Adviser selects Bitcoin ETFs based on several criteria designed to optimize the Fund’s Bitcoin exposure while minimizing costs and tracking error, including:

○	Low expense ratios (prioritizing funds with expense ratios below 0.25%)

○	High trading volume and liquidity

○	Tight bid-ask spreads

○	Low tracking error relative to Bitcoin spot prices

○	Strong custodial arrangements and operational controls

○	Transparent net asset value calculation methodology

The Adviser has discretion to adjust Bitcoin ETF holdings and to add or remove Bitcoin ETFs from the Fund’s portfolio without shareholder approval, provided such changes are consistent with the Fund’s investment objective and strategies.

2.	Bitcoin-Correlated Equity Securities (Optional Strategy) – Up to 25% of the Fund’s assets of total Fund assets may be invested in equity securities of issuers whose business operations, financial performance, or stock prices are significantly correlated with Bitcoin prices. These may include, but are not limited to:

○	Companies that hold significant Bitcoin on their balance sheets (e.g., MicroStrategy Incorporated)

○	Bitcoin mining companies

○	Cryptocurrency exchanges and digital asset trading platforms

○	Digital asset custody providers, payment processors, and blockchain infrastructure companies

These equity securities are classified as securities under federal securities laws. They are expected to generate qualifying income for purposes of the Fund’s qualification as a regulated investment company under the Internal Revenue Code. The Adviser may adjust the allocation to Bitcoin-correlated equity securities based on market conditions, regulatory developments, and the availability of appropriate investment opportunities.

3.	Other Bitcoin Exposure Instruments – As may become available and permissible under applicable regulations, the Fund may gain Bitcoin exposure through other means, including Bitcoin futures contracts held through a wholly-owned subsidiary (subject to the 25% asset limitation applicable to such subsidiaries). The Fund does not currently intend to utilize such subsidiary structures but maintains the flexibility to do so in the future.

Floating Rate Securities Exposure (Approximately 50% of Assets)

Under normal market conditions, the Fund invests approximately 50% of its assets in floating rate debt securities, also known as “senior loans,” “bank loans,” or “leveraged loans,” and in instruments that provide exposure to such securities. The Fund’s investment in floating-rate securities is designed to provide current income while minimizing interest rate risk through the floating-rate feature, which adjusts periodically based on changes in reference interest rates.

Floating rate securities are debt obligations, typically issued by corporations, that pay interest at rates that adjust periodically based on changes in a specified benchmark interest rate, such as the Secured Overnight Financing Rate (“SOFR”), the Federal Funds Rate, or the Prime Rate. The interest rate on a floating-rate security typically consists of two components:

1.	Reference Rate - A benchmark rate such as SOFR (the most common reference rate)

2.	Spread - A fixed number of basis points added to the reference rate (e.g., SOFR + 250 basis points)

As the reference rate changes, the interest payments on floating-rate securities adjust accordingly, typically on a quarterly basis. This floating rate feature provides protection against rising interest rates, as the income generated by these securities increases when interest rates rise. Conversely, income from these securities decreases when interest rates fall.

Characteristics of Floating Rate Securities:

●	Senior Secured Status - Floating rate loans are typically senior secured obligations, meaning they have priority claim on a borrower’s assets in the event of bankruptcy or liquidation, ranking ahead of unsecured debt and equity

●	Below Investment Grade - Most floating rate loans are issued by borrowers rated below investment grade (BB+ or lower) or are unrated (commonly referred to as “junk bonds”), making them high-yield or “leveraged” loans with higher credit risk than investment grade bonds

●	Corporate Borrowers - Issuers are typically corporations, including those undergoing leveraged buyouts, recapitalizations, or acquisitions

●	Large Loan Size - Individual loans are typically large (often $100 million or more) and are syndicated among multiple lenders

●	Shorter Maturities - Floating rate loans typically have maturities of 5-7 years, shorter than many traditional corporate bonds

The Fund may gain exposure to floating rate securities through several methods:

1.	Direct Investment in Senior Loans - The Fund may invest directly in senior secured floating rate loans through participation in loan syndications or purchases in the secondary loan market

2.	Floating Rate ETFs and Mutual Funds - The Fund may invest in shares of exchange-traded funds or mutual funds that invest primarily in floating rate securities. This approach provides:

○	Instant diversification across numerous loans

○	Professional loan selection and credit analysis

○	Operational efficiency and reduced administrative burden

○	Enhanced liquidity compared to holding loans directly

3.	Collateralized Loan Obligations (“CLOs”) - The Fund may invest in tranches of CLOs, which are structured finance securities backed by pools of floating-rate loans. CLO investments provide exposure to diversified portfolios of loans with varying levels of credit enhancement, depending on the tranche

4.	Floating Rate Notes (“FRNs”) - The Fund may invest in floating rate notes issued by corporations, financial institutions, or government-sponsored enterprises

The Adviser will seek to diversify the floating rate allocation across:

●	Multiple borrowers and issuers

●	Various industries and sectors

●	Different credit ratings within the below-investment-grade spectrum

●	Various loan structures and security types

While the Fund will focus on senior secured loans with priority claim status, it may also invest in floating-rate securities across the credit spectrum, including loans rated B or CCC by major credit rating agencies, as well as unrated loans. The Adviser will actively manage the floating rate allocation by:

●	Selecting individual loans, floating rate funds, or CLO tranches based on credit analysis, yield, and risk assessment

●	Adjusting credit quality exposure based on economic conditions and credit market outlook

●	Managing duration and interest rate sensitivity

●	Monitoring borrower credit quality and loan covenants

●	Responding to credit deterioration, defaults, or restructurings

Rebalancing: The Adviser will rebalance the Fund’s portfolio to maintain the approximately 50% Bitcoin / 50% floating rate securities allocation under normal market conditions. Rebalancing may occur daily or when the allocation deviates by more than 25% from the target 50/50 allocation. Rebalancing activities will generate transaction costs that the Fund bears.

PRINCIPAL RISKS

The following describes the principal risks of investing in the Fund, which could affect the Fund’s net asset value and total return. Other circumstances (including additional risks not described here) could prevent the Fund from achieving its investment objective. These risks are presented in an order that reflects the Adviser’s assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this Prospectus solely because the Adviser’s assessment of the relative importance of the principal risks of investing in the Fund changes.

Bitcoin Risks

Bitcoin Risk. Bitcoin is a relatively new asset class with a limited history. Bitcoin prices are highly volatile and have experienced significant fluctuations. The value of Bitcoin may decline due to various factors, including but not limited to: changes in supply and demand, competition from other cryptocurrencies, regulatory developments, negative publicity, changes in transaction fees, technological advancements or failures, cybersecurity incidents, macroeconomic conditions, and loss of confidence in digital assets. Because the Fund invests approximately 50% of its assets in instruments providing Bitcoin exposure, the Fund’s performance will be significantly affected by Bitcoin price movements. A significant decline in Bitcoin prices could result in substantial losses to the Fund.

Bitcoin Regulatory Risk. The regulatory status of Bitcoin and other digital assets is uncertain and in a state of constant evolution. Federal, state, and foreign governments may restrict or prohibit the acquisition, use, or redemption of Bitcoin, which could negatively impact Bitcoin prices and the Fund’s ability to achieve its investment objective. Changes in laws or regulations applicable to Bitcoin, Bitcoin ETFs, or digital asset service providers could adversely affect the Fund. Regulatory actions against companies in the Bitcoin ecosystem (including exchanges, custodians, or miners) could impact the overall market for Bitcoin and related securities.

Bitcoin ETF Tracking Risk. The Fund obtains Bitcoin exposure by holding shares of Bitcoin ETFs rather than holding Bitcoin directly. Bitcoin ETFs may not perfectly track the spot price of Bitcoin due to various factors, including ETF management fees and expenses; timing differences between ETF trading and Bitcoin spot trading; premiums or discounts at which Bitcoin ETF shares trade relative to their net asset value; differences in valuation methodologies; and operational inefficiencies. As a result, the Fund’s performance will differ from what it would have been had the Fund held Bitcoin directly, and the Fund may underperform a hypothetical direct investment in Bitcoin.

Acquired Fund Fees and Expenses Risk. The Fund implements its Bitcoin exposure strategy by investing in other ETFs (the “Underlying Bitcoin ETFs”). Because the Fund pays its own management fee and operating expenses while also bearing its proportionate share of the fees and expenses of the Underlying Bitcoin ETFs, Fund shareholders will indirectly pay a “double layer” of fees. This layered fee structure will result in higher total expenses than if the Fund held Bitcoin directly, which will reduce the Fund’s returns. While the Adviser seeks to mitigate this impact by selecting Underlying Bitcoin ETFs with low expense ratios, the cumulative effect of multiple layers of fees may be significant over time.

Bitcoin ETF Selection and Concentration Risk. The Adviser has discretion to select which Bitcoin ETFs the Fund holds and may concentrate the Fund’s Bitcoin exposure in a single Bitcoin ETF or a small number of Bitcoin ETFs. Concentration in one or a few Bitcoin ETFs exposes the Fund to issuer-specific risks related to those particular ETFs, including: operational failures or inefficiencies; closure or liquidation of the ETF; regulatory actions against the ETF or its sponsor; custody failures; changes to the ETF’s structure or fees; and poor management decisions. If a Bitcoin ETF in which the Fund is concentrated experiences significant problems, the Fund’s performance could be materially adversely affected.

Indirect Bitcoin Custody Risk. The Fund does not directly control the custody of Bitcoin. Instead, Bitcoin custody is managed by the custodians of the Underlying Bitcoin ETFs in which the Fund invests. The Fund relies entirely on the custody practices, controls, and insurance arrangements of these Underlying Bitcoin ETFs and their custodians. The Fund has no direct contractual relationship with, nor does it have the ability to monitor or influence, the Bitcoin custodians used by the Underlying Bitcoin ETFs. If an Underlying Bitcoin ETF experiences a custody failure, theft, loss, destruction, or other compromise of its Bitcoin holdings, the Fund will be adversely affected. Bitcoin held by digital asset custodians may not be protected by the Securities Investor Protection Corporation (“SIPC”) or the Federal Deposit Insurance Corporation (“FDIC”).

Lack of Direct Bitcoin Ownership Risk. Shareholders do not have any direct ownership interest in Bitcoin. The Fund holds shares of Bitcoin ETFs and Bitcoin-correlated equity securities, not Bitcoin itself. Shareholders cannot withdraw or transfer Bitcoin from the Fund, cannot control any private keys associated with Bitcoin, and have no rights with respect to the Bitcoin held by the Underlying Bitcoin ETFs. The value of Fund shares is derived from the indirect exposure to Bitcoin through the Underlying Bitcoin ETFs, not from any direct ownership of Bitcoin. This structure, while necessary for compliance with federal securities laws and tax regulations, means that shareholders lack certain rights and flexibilities that would exist with direct Bitcoin ownership.

Bitcoin-Correlated Equity Securities Risk. When the Fund invests in equity securities of companies whose business operations or stock prices are correlated with Bitcoin (such as MicroStrategy, Bitcoin mining companies, cryptocurrency exchanges, or blockchain infrastructure providers), the Fund is exposed to company-specific risks in addition to the risk associated with the price of Bitcoin. These companies face operational, management, competitive, regulatory, and financial risks that could cause their stock prices to decline, even if Bitcoin prices increase. For example, a Bitcoin mining company’s stock price may decline due to increased electricity costs, equipment failures, or operational inefficiencies even during periods when Bitcoin prices are rising. The correlation between these companies’ stock prices and Bitcoin prices may also weaken or break down over time. Additionally, many of these companies are relatively new with limited operating histories, which increases their risk profiles.

Cryptocurrency Market Volatility Risk. The prices of cryptocurrencies have historically been highly volatile. The value of the Fund’s exposure to a cryptocurrency – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the cryptocurrency component of the Fund, you should not invest in it.

Fixed Income and Credit Risks

Credit Risk. The Fund invests in floating rate securities that are predominantly below investment grade (rated BB+ or lower, or unrated). These securities are sometimes referred to as “junk bonds” or “leveraged loans” due to their speculative credit characteristics. Below-investment-grade borrowers have a higher risk of:

●	Default - Failure to make timely interest or principal payments

●	Bankruptcy - Filing for bankruptcy protection, which could result in loss of principal

●	Financial distress - Deteriorating financial condition leading to restructuring or covenant breaches

●	Credit rating downgrades - Reduction in credit ratings, which typically causes the value of loans to decline

Even though floating-rate loans are typically senior secured obligations with a priority claim on borrower assets, defaults and bankruptcies can result in significant losses. In bankruptcy, the recovery rate on senior secured loans has historically been higher than on unsecured debt; however, substantial principal losses are still possible. During economic downturns or recessions, default rates on below-investment-grade floating rate loans increase significantly, which could result in material losses for the Fund.

Below Investment Grade Securities Risk. The Fund’s floating rate allocation consists primarily of below-investment-grade securities, which involve substantially greater risks than investment-grade securities. These risks include:

●	Higher probability of default or bankruptcy

●	Greater sensitivity to economic downturns and recessions

●	More vulnerable to changes in interest rates and credit spreads

●	More speculative investment characteristics

●	Less financial flexibility to manage through difficult business conditions

●	Potentially weaker covenant protection

●	Higher volatility in market value

Below-investment-grade securities are often issued by highly leveraged companies (companies with high debt-to-equity ratios), making them more vulnerable to adverse business, financial, or economic conditions. The leveraged nature of these borrowers magnifies the risk of default during economic stress.

Interest Rate Risk. Although floating-rate securities are designed to minimize interest rate risk by adjusting their interest payments in response to changes in benchmark rates, they are not entirely immune to interest rate fluctuations. The Fund faces several forms of interest rate risk:

●	Spread Risk - While the reference rate component floats, the spread over the reference rate is fixed. During periods of credit market stress, spreads on floating rate loans can widen significantly, causing the market value of the loans to decline even if the reference rate remains stable

●	Adjustment Lag - Interest rate adjustments typically occur quarterly, meaning there is a lag between changes in the reference rate and changes in the loan’s interest payment

●	Floor Provisions - Many floating rate loans contain “floors” below which the reference rate will not be recognized, meaning the loan’s interest rate may not decline even if the reference rate falls below the floor. While floors protect lenders in low-rate environments, they limit the borrower’s interest rate benefit

●	Discount Margin Changes - If the Fund purchases floating rate securities at a discount or premium to par, changes in market conditions may affect the discount margin (the spread over the reference rate required by the market), impacting the security’s value

While floating-rate securities generally exhibit less interest rate sensitivity than fixed-rate bonds, they are not entirely immune to interest rate risk, particularly during periods of rapidly changing rates or widening credit spreads.

Liquidity Risk. The secondary market for floating-rate loans is less liquid than the markets for traditional corporate bonds or U.S. Treasury securities. Floating rate loans:

●	Trade less frequently than bonds

●	Have a smaller and more specialized investor base

●	May require extended settlement periods (7-10 days or longer, compared to T+1 for bonds)

●	May have wide bid-ask spreads

●	May be difficult to value due to infrequent trading

●	May be difficult to sell quickly without accepting significant discounts

During periods of market stress or economic downturn, liquidity in the floating rate loan market can deteriorate significantly, making it difficult for the Fund to sell loans at fair prices. If the Fund is forced to sell loans to meet redemption requests or rebalancing needs during periods of illiquidity, it may have to accept substantial discounts, which could result in losses. The Fund’s liquidity risk is partially mitigated if it invests through floating-rate ETFs or mutual funds, which provide daily liquidity; however, even these funds may experience valuation challenges or liquidity constraints during stressed market conditions.

Economic and Business Cycle Risk. Borrowers of floating-rate loans are typically more sensitive to economic cycles than those of investment-grade loans. During economic slowdowns or recessions:

●	Borrower revenues and cash flows decline.

●	Defaults and bankruptcies increase.

●	Loan values decline due to credit deterioration.

●	Lender risk tolerance decreases, causing loan spreads to widen.

The Fund’s floating-rate allocation is likely to experience significant price declines and potentially incur principal losses during economic downturns. The below-investment-grade nature of most floating rate borrowers magnifies this economic sensitivity.

Call and Prepayment Risk. Floating-rate loans are typically callable or prepayable by the borrower without penalty (or with a minimal penalty). Borrowers are most likely to prepay loans when:

●	Interest rates decline (refinancing at lower rates).

●	The borrower’s credit quality improves (refinancing at tighter spreads).

●	The borrower is acquired or recapitalized.

When loans are prepaid, the Fund must reinvest the proceeds, potentially at lower yields or tighter spreads than those offered by the prepaid loans. This call risk means the Fund may not be able to maintain its income stream during declining rate environments or when credit conditions improve. Prepayment risk is sometimes referred to as “reinvestment risk” because it requires the Fund to reinvest at potentially less favorable terms.

Covenant-Lite Loan Risk. Many floating-rate loans issued in recent years are “covenant-lite,” meaning they contain fewer or weaker financial maintenance covenants than traditional loans. Financial covenants typically require borrowers to maintain certain financial ratios (such as debt-to-EBITDA or interest coverage ratios) and provide lenders with early warning signs of credit deterioration. Covenant-lite loans:

●	Provide less protection to lenders

●	May not trigger default until the borrower is in severe financial distress

●	Offer fewer opportunities for lenders to renegotiate terms or take protective action

●	May result in lower recovery rates in bankruptcy

The prevalence of covenant-lite loans in the market increases the risk of losses for the Fund, as it may have a reduced ability to protect its interests when a borrower’s financial condition deteriorates.

Senior Loan Valuation Risk. Unlike publicly traded bonds, which have transparent market prices, floating-rate loans often trade infrequently and may lack readily observable market prices. Valuation of floating rate loans may require the use of:

●	Pricing services that provide estimated values

●	Matrix pricing based on similar loans

●	Models based on credit spreads and comparable securities

●	Broker quotes (which may be non-binding or stale)

The lack of transparent pricing creates valuation risk, as the Fund’s reported net asset value (“NAV”) may not accurately reflect the price the Fund could actually obtain if it were to sell the loans. During periods of market stress, valuation uncertainty tends to increase. Different valuation methodologies may produce materially different values for the same loan. This valuation risk is partially mitigated if the Fund invests through floating-rate ETFs or mutual funds, which provide daily NAV calculations. However, even these funds face the underlying valuation challenges associated with the loans they hold.

Collateral Value Risk. While floating-rate loans are typically secured by collateral (the borrower’s assets), there is no guarantee that the collateral will be sufficient to cover the loan in the event of default. Collateral value may decline due to:

●	Deterioration in business conditions.

●	Obsolescence of assets (especially for technology or equipment).

●	Prior liens or claims on the assets.

●	Costs associated with bankruptcy proceedings.

●	Difficulty or delays in liquidating collateral.

In bankruptcy, the actual recovery received may be significantly less than the estimated collateral value, resulting in principal losses. The Fund cannot rely solely on the senior secured status of loans to protect against losses.

Floating Rate Fund or CLO Investment Risk. If the Fund implements its floating rate strategy by investing in floating rate ETFs, mutual funds, or CLO tranches rather than directly in loans, the Fund is subject to additional risks:

●	Acquired Fund Fees and Expenses - The Fund pays its proportionate share of fees and expenses charged by underlying floating rate funds or CLO structures, creating a double layer of fees.

●	Management Risk - The Fund depends on the investment decisions of the managers of the underlying funds or CLO structures.

●	Subordination Risk (CLOs) - If the Fund invests in mezzanine or equity tranches of CLOs, these tranches are subordinated to senior tranches and absorb losses first.

●	Concentration Risk - A floating rate fund or CLO may be concentrated in particular industries or borrowers, increasing risk.

Fund Structure and Operational Risks

ETF Structure and Trading Risks. The Fund is an actively managed ETF that trades on a national securities exchange. The market price of Fund shares may differ from the Fund’s net asset value (NAV) and may trade at a premium or discount to NAV. This difference may be particularly pronounced during periods of market volatility or illiquidity. While the creation/redemption mechanism is designed to keep the market price close to NAV, there is no guarantee it will do so. Factors that may cause the market price to deviate from NAV include timing differences between when the Fund calculates NAV and when shares are traded; disruptions to the creation/redemption process; the liquidity of the Fund’s portfolio securities; large purchases or redemptions of Fund shares; and exchange trading halts. During stressed market conditions, the Fund’s shares could trade at a wider premium or discount to NAV, and the bid-ask spread on Fund shares could widen, resulting in increased costs to investors.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940. This means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, the Fund may be more susceptible to adverse developments affecting a single issuer or small group of issuers, and may experience greater price volatility than a diversified fund. While the Fund’s equity allocation is broadly diversified across the 500 companies in the S&P 500® Index, the Fund’s Bitcoin allocation may be concentrated in a small number of Bitcoin ETFs, which increases the Fund’s non-diversification risk.

Rebalancing Risk. The Fund will periodically rebalance its portfolio to maintain its approximately 50% Bitcoin / 50% Floating Rate target allocation. Rebalancing activities will generate transaction costs (brokerage commissions and bid-ask spreads) that reduce Fund returns. Rebalancing may also result in the realization of capital gains, which are taxable to shareholders in taxable accounts. During periods of significant Bitcoin price volatility, frequent rebalancing may be necessary, which will increase these costs. Additionally, if the Adviser’s rebalancing decisions are poorly timed, the Fund could be forced to buy securities when prices are high and sell securities when prices are low, which would reduce returns.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser makes investment decisions about which Bitcoin ETFs to hold, which Bitcoin-correlated equity securities to purchase, and how to maintain the Fund’s target allocation. The Adviser’s judgments about the attractiveness, value, or potential appreciation of particular securities or Bitcoin ETFs may prove to be incorrect, and there is no guarantee that the Adviser’s investment strategy will produce the desired results. The Adviser’s decisions regarding rebalancing timing, Bitcoin ETF selection, and allocation to Bitcoin-correlated equity securities could adversely affect the Fund’s performance.

New Fund Risk. The Fund was recently organized with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

ETF Risks

Absence of an Active Market: Although the Fund’s shares are approved for listing on the NASDAQ (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can also be no assurance that the Fund will grow to or maintain an economically viable size; in this case, it may experience greater tracking error to its Index than it otherwise would at higher asset levels or may ultimately liquidate.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. Additionally, the marketplace may have a limited number of market makers and/or liquidity providers. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Transaction Risk: The Fund intends to affect some portion of redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute all of its portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the Fund’s tax efficiency compared to ETFs that utilize a complete in-kind redemption process.

Costs of Buying or Selling Shares: Investors who buy or sell Fund shares in the secondary market will pay brokerage commissions or other charges imposed by the broker, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s investments. The market prices of shares will generally fluctuate in response to changes in the Fund’s NAV and the supply and demand of shares on the Exchange. Whether Fund shares trade below, at, or above their NAV cannot be predicted. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s investment holdings or the NAV of Fund shares. As a result, investors in the Fund may pay substantially more or receive significantly less for Fund shares than the value of the Fund’s underlying investments or the NAV of Fund shares.

Trading Issues: Trading in Fund shares may be halted due to market conditions or for reasons that make trading in shares inadvisable in the view of the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged, or that the shares will trade with any volume. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be highly volatile and change rapidly and unpredictably. As a result, the Fund’s NAV may fluctuate rapidly and without notice. Additionally, the Fund may incur costs associated with converting between U.S. dollars and foreign currencies.

Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which can adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain, and their overall size, among other factors. Financial services companies may also be significantly affected by, among other factors, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration, and counterparty risk.

Illiquid Investments Risk. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce its returns because the Fund may be unable to transact at advantageous times or prices. In addition, if the Fund is limited in its ability to sell illiquid investments during periods when shareholders are redeeming their shares, it will need to sell liquid securities to meet redemption requests, and illiquid securities will become a larger portion of the Fund’s holdings. During periods of market volatility, liquidity in the market for Fund shares may be impacted by the liquidity in the market for the underlying securities or other assets held by the Fund, which could lead to Fund shares trading at a premium or discount to the Fund’s NAV.

Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because most of the debt instruments held by the Fund have floating or variable interest rates.

Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, reduced market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on capital repatriation, and political instability. Non-U.S. issuers may be subject to different accounting, audit, and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund’s ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Privately Issued Securities Risk. Privately issued securities are securities that have not been registered under the Securities Act of 1933, as amended (the “1933 Act”). Such securities typically are subject to legal restrictions on resale and generally are not traded in established public markets. As a result, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities, may be subject to wide fluctuations in value, and may have higher transaction costs. There can be no assurance that a trading market will exist at any time for any particular privately issued security. Difficulty in selling such securities at a desirable time or price may result in a loss to the Fund.

Risk of Investing in Developed Countries. The Fund’s investment in developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic, and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have faced security concerns, including war, terrorism, and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens, and the price or availability of certain commodities.

Supranational Entities Risk. The Fund invests in obligations issued or guaranteed by supranational entities (e.g., the World Bank, European Investment Bank, Inter-American Development Bank, and Asia Development Bank), which may be unable or unwilling to repay principal or interest when due. The government members, or “stockholders,” usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if such entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, the Fund may have limited legal recourse in the event of default, and the Fund may lose money on such investments.

All investments carry some risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

PERFORMANCE INFORMATION

The Fund is new and does not have a full calendar year of performance history. Once it has completed a full calendar year of operations, a bar chart and table will be included to indicate the risks of investing in the Fund by showing the variability of its returns and comparing its performance to a broad measure of market performance. Updated performance information is available at www.focusfinancial.com.

FUND MANAGEMENT

INVESTMENT ADVISER

BlockBridge Investments, LLC serves as the investment adviser to the Fund.

PORTFOLIO MANAGER

Drew Bergstrom, portfolio manager of the Adviser, has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Individual shares may only be purchased and sold through a broker-dealer on a national securities exchange. You can buy and sell individual shares of the Fund on any day the Nasdaq Stock Market (“NASDAQ”) is open for business, just like any other publicly traded security. The Fund’s shares are listed on the Nasdaq Stock Market exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares continuously at NAV, only in blocks of 25,000 shares (“Creation Units”), which may be partially in-kind for securities included in the Index and partially in cash. Only Authorized Participants (typically broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are taxable. They will be taxed as ordinary income or capital gains, unless you invest through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Such tax-advantaged arrangements are subject to special tax rules upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary to sell Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, other intermediary, and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BLOCKBRIDGEBITCOIN AND MORTGAGE OPPORTUNITIES 50/50 STRATEGY ETF SUMMARY

INVESTMENT OBJECTIVE

The BlockBridge Bitcoin and Mortgage Opportunities 50/50 Strategy ETF (the “Fund”) seeks to provide investors with exposure to the investment returns of Bitcoin and the mortgage-backed securities market by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in mortgage-backed securities and instruments that provide exposure to such securities.

FEES AND EXPENSES

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.45%
Distribution (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

[1]	The Fund’s investment adviser, BlockBridge Investments, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; fees of the disinterested trustees and independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This Example is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (excluding any sales loads on reinvested dividends, fee waivers, and/or expense reimbursements) shown in the table above remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Since the Fund is newly organized, portfolio turnover information is not yet available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by allocating its assets between two primary investment components under normal market conditions:

Bitcoin Exposure (Approximately 50% of Assets)

The Fund obtains its Bitcoin exposure indirectly through investments in Bitcoin ETFs and Bitcoin-correlated equity securities. The Fund does not hold Bitcoin directly, and shareholders do not have any direct ownership interest in Bitcoin. This structure is designed to comply with the Investment Company Act of 1940 and to maintain the Fund’s qualification for favorable tax treatment as a regulated investment company. The Fund seeks exposure to Bitcoin through a combination of:

1.	Bitcoin Exchange-Traded Funds (“ETFs”) – The Fund will invest in shares of other ETFs that hold Bitcoin directly or through other structures. These Bitcoin ETFs are registered under the Securities Act of 1933, and their shares constitute securities under federal securities laws. The Fund may invest in one or more of the following Bitcoin ETFs, although this list may change over time as the Adviser identifies Bitcoin ETFs that meet the Fund’s selection criteria:

Bitcoin ETF Name	Exchange	Ticker Symbol

iShares Bitcoin Trust	NASDAQ	IBIT

Fidelity Wise Origin Bitcoin Fund	CBOE	FBTC

Bitwise Bitcoin ETF	NYSE	BITB

ARK 21Shares Bitcoin ETF	CBOE	ARKB

The Adviser selects Bitcoin ETFs based on several criteria designed to optimize the Fund’s Bitcoin exposure while minimizing costs and tracking error, including:

○	Low expense ratios (prioritizing funds with expense ratios below 0.25%)

○	High trading volume and liquidity

○	Tight bid-ask spreads

○	Low tracking error relative to Bitcoin spot prices

○	Strong custodial arrangements and operational controls

○	Transparent net asset value calculation methodology

The Adviser has discretion to adjust Bitcoin ETF holdings and to add or remove Bitcoin ETFs from the Fund’s portfolio without shareholder approval, provided such changes are consistent with the Fund’s investment objective and strategies.

2.	Bitcoin-Correlated Equity Securities (Optional Strategy) – Up to 25% of the Fund’s assets of total Fund assets may be invested in equity securities of issuers whose business operations, financial performance, or stock prices are significantly correlated with Bitcoin prices. These may include, but are not limited to:

○	Companies that hold significant Bitcoin on their balance sheets (e.g., MicroStrategy Incorporated)

○	Bitcoin mining companies

○	Cryptocurrency exchanges and digital asset trading platforms

○	Digital asset custody providers, payment processors, and blockchain infrastructure companies

These equity securities are classified as securities under federal securities laws. They are expected to generate qualifying income for purposes of the Fund’s qualification as a regulated investment company under the Internal Revenue Code. The Adviser may adjust the allocation to Bitcoin-correlated equity securities based on market conditions, regulatory developments, and the availability of appropriate investment opportunities.

3.	Other Bitcoin Exposure Instruments – As may become available and permissible under applicable regulations, the Fund may gain Bitcoin exposure through other means, including Bitcoin futures contracts held through a wholly-owned subsidiary (subject to the 25% asset limitation applicable to such subsidiaries). The Fund does not currently intend to utilize such subsidiary structures but maintains the flexibility to do so in the future.

Mortgage-Backed Securities Exposure (Approximately 50% of Assets)

Under normal market conditions, the Fund invests approximately 50% of its assets in mortgage-backed securities (“MBS”), mortgage pass-through certificates, collateralized mortgage obligations (“CMOs”), and other mortgage-related securities, as well as in instruments that provide exposure to such securities. The Fund’s investment in mortgage-backed securities is designed to provide current income from the interest payments on underlying residential and commercial mortgage loans.

MBS represent ownership interests in pools of mortgage loans. When homeowners or commercial property owners make their monthly mortgage payments (consisting of principal and interest), those payments are “passed through” to MBS investors. MBS can be structured in various ways, but the fundamental concept is that investors receive cash flows derived from the underlying mortgage loans. The Fund may invest in various types of MBS, including:

1.	Agency Mortgage-Backed Securities - Securities issued or guaranteed by U.S. government agencies or government-sponsored enterprises (GSEs), including:

○	Ginnie Mae (GNMA) - Backed by the full faith and credit of the U.S. government; represents pools of FHA and VA loans

○	Fannie Mae (FNMA) - Not backed by full faith and credit but has implied government support; represents pools of conforming conventional loans

○	Freddie Mac (FHLMC) - Similar to Fannie Mae; implied government support; conforming conventional loans

Agency MBS are considered to have minimal credit risk due to the government guarantee or support, though they remain subject to prepayment risk and interest rate risk.

2.	Non-Agency or Private-Label Mortgage-Backed Securities - Securities issued by private entities (banks, mortgage lenders, or investment banks) without government guarantee or support. These securities are backed by:

○	Non-conforming mortgages (loans that exceed agency loan limits or don’t meet agency underwriting standards)

○	Jumbo mortgages

○	Alt-A mortgages

○	Subprime mortgages (lower credit quality borrowers)

○	Commercial mortgages

Non-agency MBS have higher yields than agency MBS but involve significant credit risk, as they lack a government guarantee to protect against borrower defaults.

3.	CMOs - Structured securities that divide the cash flows from underlying mortgage pools into multiple classes or tranches with different risk and return characteristics. CMOs redistribute prepayment risk among tranches, with some tranches receiving principal payments earlier and others later. The Fund may invest in various CMO tranches, including:

○	Sequential-pay tranches

○	Planned amortization class (PAC) bonds

○	Targeted amortization class (TAC) bonds

○	Support or companion tranches

○	Interest-only (IO) or principal-only (PO) strips

4.	Commercial Mortgage-Backed Securities (CMBS) - Securities backed by loans on commercial real estate properties such as office buildings, retail centers, hotels, apartment complexes, and industrial properties. CMBS have different risk characteristics than residential MBS, including exposure to commercial real estate market conditions and typically non-amortizing balloon payment structures.

The Fund may invest in mortgage-backed securities across the credit quality spectrum, including:

●	Investment-grade agency and non-agency MBS

●	Below-investment-grade (high yield or junk) non-agency MBS, including legacy subprime and Alt-A securities

●	Unrated MBS

The Adviser will assess credit risk, structure, collateral quality, and prepayment characteristics when selecting MBS investments.

The Fund may gain exposure to MBS through several methods:

1.	Direct Investment in MBS - The Fund may purchase individual mortgage-backed securities, including agency pass-throughs, CMO tranches, and non-agency MBS in the secondary market or through the To-Be-Announced (TBA) forward market

2.	Mortgage-Backed Securities ETFs and Mutual Funds - The Fund may invest in shares of exchange-traded funds or mutual funds that invest primarily in mortgage-backed securities. This approach provides:

○	Instant diversification across numerous MBS

○	Professional security selection and prepayment modeling

○	Operational efficiency

○	Enhanced liquidity

3.	Hybrid Approach - The Fund may combine direct MBS holdings with investments in MBS-focused funds to achieve optimal diversification, liquidity, and cost efficiency

The Adviser will actively manage the MBS allocation by:

●	Security Selection - Selecting individual MBS, CMO tranches, or MBS funds based on analysis of credit quality, structure, yield, prepayment characteristics, and relative value

●	Duration Management - Adjusting the effective duration (interest rate sensitivity) of the MBS portfolio based on interest rate outlook and market conditions

●	Prepayment Analysis - Modeling and forecasting prepayment behavior to identify securities with attractive risk-adjusted returns

●	Credit Risk Management - Balancing allocation between agency MBS (lower yield, minimal credit risk) and non-agency MBS (higher yield, significant credit risk)

●	Structural Positioning - Selecting appropriate CMO tranches to target specific risk/return profiles and prepayment protection

●	Sector Rotation - Adjusting exposure among residential MBS, commercial MBS, agency MBS, and non-agency MBS based on relative valuations and market conditions

The Adviser considers the interest rate and credit environment when managing the MBS allocation, but maintains the allocation under all market conditions consistent with the Fund’s investment objective.

The Adviser will rebalance the Fund’s portfolio to maintain the approximately 50% Bitcoin / 50% mortgage-backed securities allocation under normal market conditions. Rebalancing may occur daily or when the allocation deviates by more than 25% from the target 50/50 allocation. Rebalancing activities will incur transaction costs that the Fund will bear.

PRINCIPAL RISKS

The following describes the principal risks of investing in the Fund, which could affect the Fund’s net asset value and total return. Other circumstances (including additional risks not described here) could prevent the Fund from achieving its investment objective. These risks are presented in an order that reflects the Adviser’s assessment of relative importance; however, this assessment may change over time as the Fund’s portfolio evolves or in response to market or economic environment changes, among other factors. The Fund is not required to and will not update this Prospectus solely because the Adviser’s assessment of the relative importance of the principal risks of investing in the Fund changes.

Bitcoin Risks

Bitcoin Risk. Bitcoin is a relatively new asset class with a limited history. Bitcoin prices are highly volatile and have experienced significant fluctuations. The value of Bitcoin may decline due to various factors, including but not limited to: changes in supply and demand, competition from other cryptocurrencies, regulatory developments, negative publicity, changes in transaction fees, technological advancements or failures, cybersecurity incidents, macroeconomic conditions, and loss of confidence in digital assets. Because the Fund invests approximately 50% of its assets in instruments providing Bitcoin exposure, the Fund’s performance will be significantly affected by Bitcoin price movements. A significant decline in Bitcoin prices could result in substantial losses to the Fund.

Bitcoin Regulatory Risk. The regulatory status of Bitcoin and other digital assets is uncertain and in a state of constant evolution. Federal, state, and foreign governments may restrict or prohibit the acquisition, use, or redemption of Bitcoin, which could negatively impact Bitcoin prices and the Fund’s ability to achieve its investment objective. Changes in laws or regulations applicable to Bitcoin, Bitcoin ETFs, or digital asset service providers could adversely affect the Fund. Regulatory actions against companies in the Bitcoin ecosystem (including exchanges, custodians, or miners) could impact the overall market for Bitcoin and related securities.

Bitcoin ETF Tracking Risk. The Fund obtains Bitcoin exposure by holding shares of Bitcoin ETFs rather than holding Bitcoin directly. Bitcoin ETFs may not perfectly track the spot price of Bitcoin due to various factors, including ETF management fees and expenses, timing differences between ETF trading and Bitcoin spot trading, premiums or discounts at which Bitcoin ETF shares trade relative to their net asset value, differences in valuation methodologies, and operational inefficiencies. As a result, the Fund’s performance will differ from what it would have been had the Fund held Bitcoin directly, and the Fund may underperform a hypothetical direct investment in Bitcoin.

Acquired Fund Fees and Expenses Risk. The Fund implements its Bitcoin exposure strategy by investing in other ETFs (the “Underlying Bitcoin ETFs”). Because the Fund pays its own management fee and operating expenses while also bearing its proportionate share of the fees and expenses of the Underlying Bitcoin ETFs, Fund shareholders will indirectly pay a “double layer” of fees. This layered fee structure will result in higher total expenses than if the Fund held Bitcoin directly, which will reduce the Fund’s returns. While the Adviser seeks to mitigate this impact by selecting Underlying Bitcoin ETFs with low expense ratios, the cumulative effect of multiple layers of fees may be significant over time.

Bitcoin ETF Selection and Concentration Risk. The Adviser has discretion to select which Bitcoin ETFs the Fund holds and may concentrate the Fund’s Bitcoin exposure in a single Bitcoin ETF or a small number of Bitcoin ETFs. Concentration in one or a few Bitcoin ETFs exposes the Fund to issuer-specific risks related to those particular ETFs, including: operational failures or inefficiencies; closure or liquidation of the ETF; regulatory actions against the ETF or its sponsor; custody failures; changes to the ETF’s structure or fees; and poor management decisions. If a Bitcoin ETF in which the Fund is concentrated experiences significant problems, the Fund’s performance could be materially adversely affected.

Indirect Bitcoin Custody Risk. The Fund does not directly control the custody of Bitcoin. Instead, Bitcoin custody is managed by the custodians of the Underlying Bitcoin ETFs in which the Fund invests. The Fund relies entirely on the custody practices, controls, and insurance arrangements of these Underlying Bitcoin ETFs and their custodians. The Fund has no direct contractual relationship with, nor does it have the ability to monitor or influence, the Bitcoin custodians used by the Underlying Bitcoin ETFs. If an Underlying Bitcoin ETF experiences a custody failure, theft, loss, destruction, or other compromise of its Bitcoin holdings, the Fund will be adversely affected. Bitcoin held by digital asset custodians may not be protected by the Securities Investor Protection Corporation (“SIPC”) or the Federal Deposit Insurance Corporation (“FDIC”).

Lack of Direct Bitcoin Ownership Risk. Shareholders do not have any direct ownership interest in Bitcoin. The Fund holds shares of Bitcoin ETFs and Bitcoin-correlated equity securities, not Bitcoin itself. Shareholders cannot withdraw or transfer Bitcoin from the Fund, cannot control any private keys associated with Bitcoin, and have no rights with respect to the Bitcoin held by the Underlying Bitcoin ETFs. The value of Fund shares is derived from the indirect exposure to Bitcoin through the Underlying Bitcoin ETFs, not from any direct ownership of Bitcoin. This structure, while necessary for compliance with federal securities laws and tax regulations, means that shareholders lack certain rights and flexibilities that would exist with direct Bitcoin ownership.

Bitcoin-Correlated Equity Securities Risk. When the Fund invests in equity securities of companies whose business operations or stock prices are correlated with Bitcoin (such as MicroStrategy, Bitcoin mining companies, cryptocurrency exchanges, or blockchain infrastructure providers), the Fund is exposed to company-specific risks in addition to the risk associated with the price of Bitcoin. These companies face operational, management, competitive, regulatory, and financial risks that could cause their stock prices to decline, even if Bitcoin prices increase. For example, a Bitcoin mining company’s stock price may decline due to increased electricity costs, equipment failures, or operational inefficiencies even during periods when Bitcoin prices are rising. The correlation between these companies’ stock prices and Bitcoin prices may also weaken or break down over time. Additionally, many of these companies are relatively new with limited operating histories, which increases their risk profiles.

Cryptocurrency Market Volatility Risk. The prices of cryptocurrencies have historically been highly volatile. The value of the Fund’s exposure to a cryptocurrency – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the cryptocurrency component of the Fund, you should not invest in it.

Fund Structure and Operational Risks

ETF Structure and Trading Risks. The Fund is an actively managed ETF that trades on a national securities exchange. The market price of Fund shares may differ from the Fund’s net asset value (NAV) and may trade at a premium or discount to NAV. This difference may be particularly pronounced during periods of market volatility or illiquidity. While the creation/redemption mechanism is designed to keep the market price close to NAV, there is no guarantee it will do so. Factors that may cause the market price to deviate from NAV include timing differences between when the Fund calculates NAV and when shares are traded; disruptions to the creation/redemption process; the liquidity of the Fund’s portfolio securities; large purchases or redemptions of Fund shares; and exchange trading halts. During stressed market conditions, the Fund’s shares could trade at a wider premium or discount to NAV, and the bid-ask spread on Fund shares could widen, resulting in increased costs to investors.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940. This means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, the Fund may be more susceptible to adverse developments affecting a single issuer or small group of issuers, and may experience greater price volatility than a diversified fund. While the Fund’s equity allocation is broadly diversified across the 500 companies in the S&P 500® Index, the Fund’s Bitcoin allocation may be concentrated in a small number of Bitcoin ETFs, which increases the Fund’s non-diversification risk.

Rebalancing Risk. The Fund will periodically rebalance its portfolio to maintain its approximately 50% Bitcoin / 50% Mortgage Opportunities target allocation. Rebalancing activities will generate transaction costs (brokerage commissions and bid-ask spreads) that reduce Fund returns. Rebalancing may also result in the realization of capital gains, which are taxable to shareholders in taxable accounts. During periods of significant Bitcoin price volatility, frequent rebalancing may be necessary, which will increase these costs. Additionally, if the Adviser’s rebalancing decisions are poorly timed, the Fund could be forced to buy securities when prices are high and sell securities when prices are low, which would reduce returns.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser makes investment decisions about which Bitcoin ETFs to hold, which Bitcoin-correlated equity securities to purchase, and how to maintain the Fund’s target allocation. The Adviser’s judgments about the attractiveness, value, or potential appreciation of particular securities or Bitcoin ETFs may prove to be incorrect, and there is no guarantee that the Adviser’s investment strategy will produce the desired results. The Adviser’s decisions regarding rebalancing timing, Bitcoin ETF selection, and allocation to Bitcoin-correlated equity securities could adversely affect the Fund’s performance.

New Fund Risk. The Fund was recently organized with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

ETF Risks

Absence of an Active Market: Although the Fund’s shares are approved for listing on the NASDAQ (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can also be no assurance that the Fund will grow to or maintain an economically viable size; in this case, it may experience greater tracking error to its Index than it otherwise would at higher asset levels or may ultimately liquidate.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. Additionally, the marketplace may have a limited number of market makers and/or liquidity providers. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Transaction Risk: The Fund intends to affect some portion of redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute all of its portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the Fund’s tax efficiency compared to ETFs that utilize a complete in-kind redemption process.

Costs of Buying or Selling Shares: Investors who buy or sell Fund shares in the secondary market will pay brokerage commissions or other charges imposed by the broker, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s investments. The market prices of shares will generally fluctuate in response to changes in the Fund’s NAV and the supply and demand of shares on the Exchange. Whether Fund shares trade below, at, or above their NAV cannot be predicted. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s investment holdings or the NAV of Fund shares. As a result, investors in the Fund may pay substantially more or receive significantly less for Fund shares than the value of the Fund’s underlying investments or the NAV of Fund shares.

Trading Issues: Trading in Fund shares may be halted due to market conditions or for reasons that make trading in shares inadvisable in the view of the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged, or that the shares will trade with any volume. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer.

Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, resulting in heightened market volatility and potentially detracting from the Fund’s ability to achieve its investment objective.

Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Adviser can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may hurt the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider. They could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal composition.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

High Portfolio Turnover Risk. The Fund considers high portfolio turnover to mean turnover of greater than 100% annually. Portfolio turnover (i.e., the sale of securities or other assets and reinvestment in other securities or assets) generally involves transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other costs. In addition, the sale of securities by the Fund may result in the realization of taxable capital gains, including short-term capital gains. Higher portfolio turnover may cause the Fund to incur additional transaction costs, which have the effect of reducing the Fund’s investment return, and may result in different tax consequences for shareholders compared to a fund with lower portfolio turnover.

Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid, when bonds in the Underlying Index are substituted, or when the Fund otherwise needs to purchase additional bonds. The Index Provider’s substitution of bonds in the Underlying Index may occur, for example, when the time to maturity for the bond no longer matches the Underlying Index’s stated maturity guidelines.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

All investments carry some risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

PERFORMANCE INFORMATION

The Fund is new and does not have a full calendar year of performance history. Once it has completed a full calendar year of operations, a bar chart and table will be included to indicate the risks of investing in the Fund by showing the variability of its returns and comparing its performance to a broad measure of market performance. Updated performance information is available at www.focusfinancial.com.

FUND MANAGEMENT

INVESTMENT ADVISER

BlockBridge Investments, LLC serves as the investment adviser to the Fund.

PORTFOLIO MANAGER

Drew Bergstrom, portfolio manager of the Adviser, has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Individual shares may only be purchased and sold through a broker-dealer on a national securities exchange. You can buy and sell individual shares of the Fund on any day the Nasdaq Stock Market (“NASDAQ”) is open for business, just like any other publicly traded security. The Fund’s shares are listed on the Nasdaq Stock Market exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares continuously at NAV, only in blocks of 25,000 shares (“Creation Units”), which may be partially in-kind for securities included in the Index and partially in cash. Only Authorized Participants (typically broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are taxable. They will be taxed as ordinary income or capital gains, unless you invest through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Such tax-advantaged arrangements are subject to special tax rules upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary to sell Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, other intermediary, and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BLOCKBRIDGE BITCOIN AND FIXED INCOME 50/50 STRATEGY ETF SUMMARY

INVESTMENT OBJECTIVE

The BlockBridge Bitcoin and Fixed Income 50/50 Strategy ETF (the “Fund”) seeks to provide investors with exposure to the investment returns of Bitcoin and the U.S. investment-grade bond market by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in investment-grade fixed income securities and instruments that provide exposure to such securities.

FEES AND EXPENSES

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.45%
Distribution (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

[1]	The Fund’s investment adviser, BlockBridge Investments, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; fees of the disinterested trustees and independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This Example is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (excluding any sales loads on reinvested dividends, fee waivers, and/or expense reimbursements) shown in the table above remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Since the Fund is newly organized, portfolio turnover information is not yet available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by allocating its assets between two primary investment components under normal market conditions:

Bitcoin Exposure (Approximately 50% of Assets)

The Fund obtains its Bitcoin exposure indirectly through investments in Bitcoin ETFs and Bitcoin-correlated equity securities. The Fund does not hold Bitcoin directly, and shareholders do not have any direct ownership interest in Bitcoin. This structure is designed to comply with the Investment Company Act of 1940 and to maintain the Fund’s qualification for favorable tax treatment as a regulated investment company. The Fund seeks exposure to Bitcoin through a combination of:

1.	Bitcoin Exchange-Traded Funds (“ETFs”) – The Fund will invest in shares of other ETFs that hold Bitcoin directly or through other structures. These Bitcoin ETFs are registered under the Securities Act of 1933, and their shares constitute securities under federal securities laws. The Fund may invest in one or more of the following Bitcoin ETFs, although this list may change over time as the Adviser identifies Bitcoin ETFs that meet the Fund’s selection criteria:

Bitcoin ETF Name	Exchange	Ticker Symbol

iShares Bitcoin Trust	NASDAQ	IBIT

Fidelity Wise Origin Bitcoin Fund	CBOE	FBTC

Bitwise Bitcoin ETF	NYSE	BITB

ARK 21Shares Bitcoin ETF	CBOE	ARKB

The Adviser selects Bitcoin ETFs based on several criteria designed to optimize the Fund’s Bitcoin exposure while minimizing costs and tracking error, including:

○	Low expense ratios (prioritizing funds with expense ratios below 0.25%)

○	High trading volume and liquidity

○	Tight bid-ask spreads

○	Low tracking error relative to Bitcoin spot prices

○	Strong custodial arrangements and operational controls

○	Transparent net asset value calculation methodology

The Adviser has discretion to adjust Bitcoin ETF holdings and to add or remove Bitcoin ETFs from the Fund’s portfolio without shareholder approval, provided such changes are consistent with the Fund’s investment objective and strategies.

2.	Bitcoin-Correlated Equity Securities (Optional Strategy) – Up to 25% of the Fund’s assets of total Fund assets may be invested in equity securities of issuers whose business operations, financial performance, or stock prices are significantly correlated with Bitcoin prices. These may include, but are not limited to:

○	Companies that hold significant Bitcoin on their balance sheets (e.g., MicroStrategy Incorporated)

○	Bitcoin mining companies

○	Cryptocurrency exchanges and digital asset trading platforms

○	Digital asset custody providers, payment processors, and blockchain infrastructure companies

These equity securities are classified as securities under federal securities laws. They are expected to generate qualifying income for purposes of the Fund’s qualification as a regulated investment company under the Internal Revenue Code. The Adviser may adjust the allocation to Bitcoin-correlated equity securities based on market conditions, regulatory developments, and the availability of appropriate investment opportunities.

3.	Other Bitcoin Exposure Instruments – As may become available and permissible under applicable regulations, the Fund may gain Bitcoin exposure through other means, including Bitcoin futures contracts held through a wholly-owned subsidiary (subject to the 25% asset limitation applicable to such subsidiaries). The Fund does not currently intend to utilize such subsidiary structures but maintains the flexibility to do so in the future.

Investment-Grade Bond Exposure (Approximately 50% of Assets)

Under normal market conditions, the Fund invests approximately 50% of its assets in investment-grade fixed income securities, including U.S. Treasury securities, U.S. government agency securities, corporate bonds, and mortgage-backed securities, as well as in instruments that provide exposure to such securities. The Fund’s investment in bonds is designed to provide current income, capital preservation, and diversification while maintaining a focus on high credit quality.

The Fund focuses on investment-grade fixed income securities, which are securities rated BBB- or higher by Standard & Poor’s, Baa3 or higher by Moody’s, or equivalently rated by another nationally recognized statistical rating organization (NRSRO). Alternatively, if unrated, the Adviser determines them to be of comparable quality. Investment-grade securities are considered to have relatively low credit risk compared to below-investment-grade (high yield or “junk”) bonds.

The U.S. investment-grade bond market is one of the largest and most liquid fixed income markets in the world, encompassing trillions of dollars in outstanding securities. The broad U.S. bond market includes:

●	U.S. Treasury Securities - Direct obligations of the U.S. government, including Treasury bills (maturities under 1 year), Treasury notes (maturities 2-10 years), and Treasury bonds (maturities over 10 years). Treasury securities are backed by the full faith and credit of the U.S. government and are considered to have no credit risk (though they remain subject to interest rate risk).

●	U.S. Government Agency Securities - Securities issued by U.S. government agencies or government-sponsored enterprises (GSEs) such as the Federal Home Loan Banks, Federal Farm Credit Banks, Fannie Mae, and Freddie Mac. These securities generally have high credit quality, though the full faith and credit of the U.S. government does not back most.

●	Corporate Bonds - Fixed-income securities issued by U.S. and foreign corporations. Companies issue investment-grade corporate bonds with strong credit ratings and financial profiles. Corporate bonds typically offer higher yields than Treasury securities to compensate investors for the credit risk associated with them.

●	Mortgage-Backed Securities (Agency MBS) - Securities issued or guaranteed by Ginnie Mae, Fannie Mae, or Freddie Mac, representing pools of residential mortgage loans. Agency MBS are considered investment grade due to government guarantees or support.

The Fund’s bond allocation seeks to achieve characteristics broadly similar to the U.S. aggregate investment-grade bond market, which typically includes:

●	Average Credit Quality: AA or higher for the overall portfolio

●	Average Duration: 5-7 years (moderate interest rate sensitivity)

●	Sector Diversification: Allocation across Treasuries, agencies, corporates, and mortgage-backed securities

●	Maturity Range: Short-term (1-3 years), intermediate-term (3-10 years), and long-term (10+ years) securities

●	No more than 10% of the bond allocation may be invested in below-investment-grade securities

The Adviser may tactically adjust duration within a range to respond to changing interest rate environments. Still, the Fund maintains an intermediate-term duration focus consistent with its broad bond market strategy. This credit quality focus distinguishes the Fund from high-yield bond funds or leveraged loan funds and is designed to provide stability and capital preservation for the bond allocation.

The Fund may gain exposure to investment-grade bonds through several methods:

1.	Bond ETFs and Mutual Funds - The Fund may invest in shares of exchange-traded funds or mutual funds that invest in broad-based bond indices such as:

○	Bloomberg U.S. Aggregate Bond Index (the most widely followed broad bond market index)

○	Bloomberg U.S. Government/Credit Bond Index

○	Bloomberg U.S. Corporate Bond Index

○	Bloomberg U.S. Treasury Index

This approach provides instant diversification across thousands of bonds, professional portfolio management, and daily liquidity. Examples of potential holdings include ETFs that track the aggregate bond market or specific sectors of the investment-grade bond market.

2.	Direct Bond Investments - The Fund may purchase individual investment-grade bonds, including:

○	U.S. Treasury securities across the yield curve

○	High-quality corporate bonds (rated A or higher)

○	Agency mortgage-backed securities

○	Government agency securities

Direct bond purchases allow precise control over credit quality, duration, and sector exposure.

3.	Hybrid Approach - The Fund may combine bond ETF holdings with direct bond investments to achieve optimal diversification, cost efficiency, and portfolio characteristics.

The Adviser will manage the sector allocation within the bond portion of the portfolio, which may include:

●	U.S. Treasury Securities - Providing high-quality, liquid holdings with no credit risk

●	Corporate Bonds - Providing yield enhancement through investment-grade corporate credit exposure

●	Mortgage-Backed Securities - Providing yield pickup and diversification

●	Government Agency Securities - Providing high credit quality with modest yield advantage over Treasuries

●	Other Investment-Grade Sectors - Including asset-backed securities, CMBS, or other high-quality sectors

The Adviser has discretion to adjust sector allocations based on relative valuations, yield curve positioning, credit market conditions, and interest rate outlook.

The Adviser will actively manage the bond allocation by:

●	Security Selection - Selecting individual bonds or bond funds based on relative value analysis

●	Duration Positioning - Adjusting interest rate sensitivity based on rate outlook

●	Credit Analysis - Evaluating corporate credit quality and selecting bonds with attractive risk-adjusted yields

●	Sector Rotation - Shifting allocation among Treasuries, corporates, agencies, and MBS based on relative valuations

●	Yield Curve Positioning - Optimizing maturity structure to enhance returns

●	Quality Management - Maintaining high average credit quality while opportunistically capturing yield from carefully selected lower-rated investment-grade bonds

The Adviser will rebalance the Fund’s portfolio to maintain an approximately 50% Bitcoin/50% bonds allocation under normal market conditions. Rebalancing may occur daily or when the allocation deviates by more than 25% from the target 50/50 allocation. Rebalancing activities will incur transaction costs that the Fund will bear.

PRINCIPAL RISKS

The following describes the principal risks of investing in the Fund, which could affect the Fund’s net asset value and total return. Other circumstances (including additional risks not described here) could prevent the Fund from achieving its investment objective. These risks are presented in an order that reflects the Adviser’s assessment of relative importance; however, this assessment may change over time as the Fund’s portfolio evolves or in response to market or economic environment changes, among other factors. The Fund is not required to and will not update this Prospectus solely because the Adviser’s assessment of the relative importance of the principal risks of investing in the Fund changes.

Bitcoin Risks

Bitcoin Risk. Bitcoin is a relatively new asset class with a limited history. Bitcoin prices are highly volatile and have experienced significant fluctuations. The value of Bitcoin may decline due to various factors, including but not limited to: changes in supply and demand, competition from other cryptocurrencies, regulatory developments, negative publicity, changes in transaction fees, technological advancements or failures, cybersecurity incidents, macroeconomic conditions, and loss of confidence in digital assets. Because the Fund invests approximately 50% of its assets in instruments providing Bitcoin exposure, the Fund’s performance will be significantly affected by Bitcoin price movements. A significant decline in Bitcoin prices could result in substantial losses to the Fund.

Bitcoin Regulatory Risk. The regulatory status of Bitcoin and other digital assets is uncertain and in a state of constant evolution. Federal, state, and foreign governments may restrict or prohibit the acquisition, use, or redemption of Bitcoin, which could negatively impact Bitcoin prices and the Fund’s ability to achieve its investment objective. Changes in laws or regulations applicable to Bitcoin, Bitcoin ETFs, or digital asset service providers could adversely affect the Fund. Regulatory actions against companies in the Bitcoin ecosystem (including exchanges, custodians, or miners) could impact the overall market for Bitcoin and related securities.

Bitcoin ETF Tracking Risk. The Fund obtains Bitcoin exposure by holding shares of Bitcoin ETFs rather than holding Bitcoin directly. Bitcoin ETFs may not perfectly track the spot price of Bitcoin due to various factors, including ETF management fees and expenses, timing differences between ETF trading and Bitcoin spot trading, premiums or discounts at which Bitcoin ETF shares trade relative to their net asset value, differences in valuation methodologies, and operational inefficiencies. As a result, the Fund’s performance will differ from what it would have been had the Fund held Bitcoin directly, and the Fund may underperform a hypothetical direct investment in Bitcoin.

Acquired Fund Fees and Expenses Risk. The Fund implements its Bitcoin exposure strategy by investing in other ETFs (the “Underlying Bitcoin ETFs”). Because the Fund pays its own management fee and operating expenses while also bearing its proportionate share of the fees and expenses of the Underlying Bitcoin ETFs, Fund shareholders will indirectly pay a “double layer” of fees. This layered fee structure will result in higher total expenses than if the Fund held Bitcoin directly, which will reduce the Fund’s returns. While the Adviser seeks to mitigate this impact by selecting Underlying Bitcoin ETFs with low expense ratios, the cumulative effect of multiple layers of fees may be significant over time.

Bitcoin ETF Selection and Concentration Risk. The Adviser has discretion to select which Bitcoin ETFs the Fund holds and may concentrate the Fund’s Bitcoin exposure in a single Bitcoin ETF or a small number of Bitcoin ETFs. Concentration in one or a few Bitcoin ETFs exposes the Fund to issuer-specific risks related to those particular ETFs, including: operational failures or inefficiencies; closure or liquidation of the ETF; regulatory actions against the ETF or its sponsor; custody failures; changes to the ETF’s structure or fees; and poor management decisions. If a Bitcoin ETF in which the Fund is concentrated experiences significant problems, the Fund’s performance could be materially adversely affected.

Indirect Bitcoin Custody Risk. The Fund does not directly control the custody of Bitcoin. Instead, Bitcoin custody is managed by the custodians of the Underlying Bitcoin ETFs in which the Fund invests. The Fund relies entirely on the custody practices, controls, and insurance arrangements of these Underlying Bitcoin ETFs and their custodians. The Fund has no direct contractual relationship with, nor does it have the ability to monitor or influence, the Bitcoin custodians used by the Underlying Bitcoin ETFs. If an Underlying Bitcoin ETF experiences a custody failure, theft, loss, destruction, or other compromise of its Bitcoin holdings, the Fund will be adversely affected. Bitcoin held by digital asset custodians may not be protected by the Securities Investor Protection Corporation (“SIPC”) or the Federal Deposit Insurance Corporation (“FDIC”).

Lack of Direct Bitcoin Ownership Risk. Shareholders do not have any direct ownership interest in Bitcoin. The Fund holds shares of Bitcoin ETFs and Bitcoin-correlated equity securities, not Bitcoin itself. Shareholders cannot withdraw or transfer Bitcoin from the Fund, cannot control any private keys associated with Bitcoin, and have no rights with respect to the Bitcoin held by the Underlying Bitcoin ETFs. The value of Fund shares is derived from the indirect exposure to Bitcoin through the Underlying Bitcoin ETFs, not from any direct ownership of Bitcoin. This structure, while necessary for compliance with federal securities laws and tax regulations, means that shareholders lack certain rights and flexibilities that would exist with direct Bitcoin ownership.

Bitcoin-Correlated Equity Securities Risk. When the Fund invests in equity securities of companies whose business operations or stock prices are correlated with Bitcoin (such as MicroStrategy, Bitcoin mining companies, cryptocurrency exchanges, or blockchain infrastructure providers), the Fund is exposed to company-specific risks in addition to the risk associated with the price of Bitcoin. These companies face operational, management, competitive, regulatory, and financial risks that could cause their stock prices to decline, even if Bitcoin prices increase. For example, a Bitcoin mining company’s stock price may decline due to increased electricity costs, equipment failures, or operational inefficiencies even during periods when Bitcoin prices are rising. The correlation between these companies’ stock prices and Bitcoin prices may also weaken or break down over time. Additionally, many of these companies are relatively new with limited operating histories, which increases their risk profiles.

Cryptocurrency Market Volatility Risk. The prices of cryptocurrencies have historically been highly volatile. The value of the Fund’s exposure to a cryptocurrency – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the cryptocurrency component of the Fund, you should not invest in it.

Fixed Income Risks

Interest Rate Risk. Interest rate risk is the primary risk associated with the Fund’s bond allocation. Bond prices move inversely with interest rates: when interest rates rise, bond prices fall, and when interest rates decline, bond prices rise. The magnitude of price changes depends on the duration of the bond portfolio:

●	Current Duration Sensitivity - With a portfolio duration of 5-8 years, a 1% increase in interest rates would cause the bond allocation to decline approximately 5-8% in value

●	Cumulative Impact - Multi-year rising rate periods can result in significant cumulative losses in the bond allocation

●	Rate Volatility - Rapidly changing interest rates increase bond price volatility

●	Opportunity Cost - Existing bond holdings paying lower coupons become less attractive as new bonds are issued at higher rates

Interest rate risk affects all bonds, including U.S. Treasury securities, which have no credit risk. The Fund’s intermediate-term duration means it has moderate interest rate sensitivity - less than that of long-term bond funds but significantly more than that of short-term bond funds or money market funds. During periods of rising interest rates, the Fund’s bond allocation is likely to experience losses that could be substantial if rate increases are significant.

Factors that influence interest rates include:

●	Federal Reserve monetary policy (especially changes to the federal funds rate and quantitative easing/tightening)

●	Inflation expectations (rising inflation typically leads to rising interest rates)

●	Economic growth (strong growth typically leads to higher rates)

●	Government borrowing and fiscal policy

●	Global economic conditions and international capital flows

Call Risk. Many corporate bonds and agency securities are callable, meaning the issuer can redeem the bonds before maturity, typically when interest rates have declined. When bonds are called:

●	Reinvestment at Lower Rates - The Fund receives principal back and must reinvest at lower prevailing interest rates, reducing future income

●	Premium Loss - If the Fund purchased callable bonds at a premium (above par value), early calls can result in losses as the premium is not fully amortized

●	Yield-to-Call vs. Yield-to-Maturity - The actual return may be lower than the yield-to-maturity calculated at purchase if bonds are called early

Call risk is most significant during declining interest rate environments when issuers have strong incentives to refinance debt at lower rates. This risk is particularly relevant for the corporate bond and agency bond portions of the portfolio. U.S. Treasury securities are generally not callable, though some older Treasury bonds have call features.

Credit Risk. While the Fund focuses on investment-grade bonds with relatively low credit risk, credit risk remains an important consideration:

●	Corporate Bond Default Risk - Corporate issuers may default on interest or principal payments due to financial distress, bankruptcy, or adverse business developments

●	Downgrade Risk - Investment-grade bonds may be downgraded to below-investment-grade status, causing significant price declines. Bonds on the border between investment grade and high yield (BBB-/Baa3 rated) face the highest downgrade risk

●	Credit Spread Widening - Even without defaults, credit spreads (the yield premium over Treasury securities) can widen during economic stress or market volatility, causing investment-grade corporate bond prices to decline

●	Sector-Specific Credit Issues - Particular industries or sectors may experience credit deterioration affecting multiple issuers simultaneously

Investment-grade bonds have substantially lower default risk than below-investment-grade bonds (historical default rates for investment-grade corporates are typically below 0.5% annually), but credit risk is not zero.

Credit Spread Risk. Investment-grade corporate bonds and other credit-sensitive sectors trade at yield spreads above U.S. Treasury securities, compensating investors for the credit risk associated with these securities. These credit spreads fluctuate based on:

●	Economic conditions and recession risk

●	Market volatility and risk sentiment

●	Industry-specific developments

●	Supply and demand dynamics in the corporate bond market

●	Liquidity conditions

When credit spreads widen (increase), corporate bond and agency bond prices decline even if Treasury yields remain unchanged. Credit spread widening can occur rapidly during market stress, causing significant losses in credit-sensitive portions of the bond portfolio.

Prepayment Risk (Mortgage-Backed Securities). To the extent that the Fund invests in mortgage-backed securities (agency MBS), it is exposed to prepayment risk. When mortgage rates decline, homeowners refinance mortgages, causing the early return of principal. This creates:

●	Reinvestment Risk - Principal is returned when interest rates are low, forcing reinvestment at lower yields

●	Premium Loss - MBS purchased at premiums (above par) suffer accelerated premium amortization

●	Reduced Income - Expected income stream is shortened

Prepayment risk means that MBS do not fully participate in price appreciation when interest rates decline (negative convexity). The agency MBS portion of the portfolio will underperform Treasury securities during significant interest rate declines due to prepayment risk.

Extension Risk (Mortgage-Backed Securities). Conversely, when interest rates rise, mortgage prepayments slow as homeowners have less incentive to refinance. This extension risk means:

●	Increased Duration - The effective interest rate sensitivity of MBS holdings increases

●	Locked into Lower Yields - The Fund remains invested in lower-yielding MBS longer than expected while market rates are higher

●	Greater Price Declines - The extended duration causes MBS to decline more than expected when rates rise

The combination of prepayment risk and extension risk creates negative convexity, where MBS underperform traditional bonds in both rising and falling interest rate environments when interest rate movements are large.

Inflation Risk. Fixed-rate bonds are subject to inflation risk, which is the risk that inflation will erode the purchasing power of interest payments and principal repayment. When inflation rises:

●	Real Returns Decline - The inflation-adjusted return on bonds declines, potentially becoming negative

●	Interest Rates Rise - Inflation typically leads to higher interest rates as the Federal Reserve tightens monetary policy, causing bond prices to decline

●	Opportunity Cost - Fixed coupon payments become less valuable in real terms

Investment-grade bonds typically provide relatively low yields (compared to equities or high-yield bonds), making them more vulnerable to inflation erosion. During periods of elevated inflation, investment-grade bonds can produce negative real returns. The Fund’s bond allocation does not include inflation-protected securities (“TIPS”) unless the Adviser specifically adds them, meaning the standard bond allocation is fully exposed to inflation risk.

Liquidity Risk. While U.S. Treasury securities are among the most liquid securities in the world, other segments of the investment-grade bond market have varying degrees of liquidity:

●	Corporate Bonds - Individual corporate bonds may trade infrequently, particularly for smaller issuances or lower-rated investment-grade bonds. Bid-ask spreads can be wide, and obtaining current market prices may be difficult

●	Off-the-Run Securities - Older bond issues that are no longer actively traded may have limited liquidity

●	Stressed Market Conditions - During market crises, even investment-grade corporate bond liquidity can deteriorate significantly, making it difficult to sell bonds without accepting substantial discounts

●	Large Positions - Selling large positions in specific bonds may require accepting discounts or executing over extended periods

The Fund’s liquidity risk is reduced to the extent that it invests through bond ETFs (which provide daily liquidity), but increases to the extent that it holds individual bonds directly.

U.S. Government Securities Risk. While U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are considered to have no credit risk, they remain subject to:

●	Interest Rate Risk - Treasury prices decline when interest rates rise

●	Government Policy Risk - Changes in fiscal policy, government borrowing levels, or Federal Reserve policy affect Treasury yields

●	Debt Ceiling Risk - Political debates over raising the U.S. debt ceiling can create temporary market volatility and uncertainty

●	Downgrade Risk - While historically very rare, U.S. sovereign debt was downgraded by Standard & Poor’s in 2011, causing temporary market disruption

The perception of zero credit risk in Treasury securities is based on the U.S. government’s ability to print currency to repay dollar-denominated debt; however, this does not protect against inflation-eroded purchasing power or interest rate risk.

Duration and Yield Curve Risk. The Fund’s bond allocation has specific duration and yield curve exposure that creates risks:

●	Curve Flattening Risk - If the yield curve flattens (long-term rates decline relative to short-term rates), intermediate-duration bonds may underperform

●	Curve Steepening Risk - If the yield curve steepens (long-term rates rise relative to short-term rates), long-duration bonds held by the Fund will underperform

●	Negative Curve Risk - If the yield curve inverts (short-term rates exceed long-term rates), a condition often preceding recessions, bond market dynamics change significantly

The Adviser’s decisions about where to position the portfolio on the yield curve may prove incorrect, resulting in underperformance relative to other maturity strategies.

Fund Structure and Operational Risks

ETF Structure and Trading Risks. The Fund is an actively managed ETF that trades on a national securities exchange. The market price of Fund shares may differ from the Fund’s net asset value (NAV) and may trade at a premium or discount to NAV. This difference may be particularly pronounced during periods of market volatility or illiquidity. While the creation/redemption mechanism is designed to keep the market price close to NAV, there is no guarantee it will do so. Factors that may cause the market price to deviate from NAV include timing differences between when the Fund calculates NAV and when shares are traded; disruptions to the creation/redemption process; the liquidity of the Fund’s portfolio securities; large purchases or redemptions of Fund shares; and exchange trading halts. During stressed market conditions, the Fund’s shares could trade at a wider premium or discount to NAV, and the bid-ask spread on Fund shares could widen, resulting in increased costs to investors.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940. This means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, the Fund may be more susceptible to adverse developments affecting a single issuer or small group of issuers, and may experience greater price volatility than a diversified fund. While the Fund’s equity allocation is broadly diversified across the 500 companies in the S&P 500® Index, the Fund’s Bitcoin allocation may be concentrated in a small number of Bitcoin ETFs, which increases the Fund’s non-diversification risk.

Rebalancing Risk. The Fund will periodically rebalance its portfolio to maintain its approximately 50% Bitcoin / 50% high-quality fixed income securities target allocation. Rebalancing activities will generate transaction costs (brokerage commissions and bid-ask spreads) that reduce Fund returns. Rebalancing may also result in the realization of capital gains, which are taxable to shareholders in taxable accounts. During periods of significant Bitcoin price volatility, frequent rebalancing may be necessary, which will increase these costs. Additionally, if the Adviser’s rebalancing decisions are poorly timed, the Fund could be forced to buy securities when prices are high and sell securities when prices are low, which would reduce returns.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser makes investment decisions about which Bitcoin ETFs to hold, which Bitcoin-correlated equity securities to purchase, and how to maintain the Fund’s target allocation. The Adviser’s judgments about the attractiveness, value, or potential appreciation of particular securities or Bitcoin ETFs may prove to be incorrect, and there is no guarantee that the Adviser’s investment strategy will produce the desired results. The Adviser’s decisions regarding rebalancing timing, Bitcoin ETF selection, and allocation to Bitcoin-correlated equity securities could adversely affect the Fund’s performance.

New Fund Risk. The Fund was recently organized with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

ETF Risks

Absence of an Active Market: Although the Fund’s shares are approved for listing on the NASDAQ (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can also be no assurance that the Fund will grow to or maintain an economically viable size; in this case, it may experience greater tracking error to its Index than it otherwise would at higher asset levels or may ultimately liquidate.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. Additionally, the marketplace may have a limited number of market makers and/or liquidity providers. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Transaction Risk: The Fund intends to affect some portion of redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute all of its portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the Fund’s tax efficiency compared to ETFs that utilize a complete in-kind redemption process.

Costs of Buying or Selling Shares: Investors who buy or sell Fund shares in the secondary market will pay brokerage commissions or other charges imposed by the broker, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s investments. The market prices of shares will generally fluctuate in response to changes in the Fund’s NAV and the supply and demand of shares on the Exchange. Whether Fund shares trade below, at, or above their NAV cannot be predicted. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s investment holdings or the NAV of Fund shares. As a result, investors in the Fund may pay substantially more or receive significantly less for Fund shares than the value of the Fund’s underlying investments or the NAV of Fund shares.

Trading Issues: Trading in Fund shares may be halted due to market conditions or for reasons that make trading in shares inadvisable in the view of the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged, or that the shares will trade with any volume. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Adviser can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations, or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may hurt the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest, or war) may impact the Index Provider or a third-party data provider. They could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal composition.

Index Sampling Risk. The chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund is expected to be low.

All investments carry some risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

PERFORMANCE INFORMATION

The Fund is new and does not have a full calendar year of performance history. Once it has completed a full calendar year of operations, a bar chart and table will be included to indicate the risks of investing in the Fund by showing the variability of its returns and comparing its performance to a broad measure of market performance. Updated performance information is available at www.focusfinancial.com.

FUND MANAGEMENT

INVESTMENT ADVISER

BlockBridge Investments, LLC serves as the investment adviser to the Fund.

PORTFOLIO MANAGER

Drew Bergstrom, portfolio manager of the Adviser, has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Individual shares may only be purchased and sold through a broker-dealer on a national securities exchange. You can buy and sell individual shares of the Fund any day the Nasdaq Stock Market (“NASDAQ”) is open for business, like any publicly traded security. The Fund’s shares are listed on the Nasdaq Stock Market exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares continuously, at NAV, only in blocks of 25,000 shares (“Creation Units”), which may be partially in-kind for securities included in the Index and partially in cash, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are taxable. They will be taxed as ordinary income or capital gains, unless you invest through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Such tax-advantaged arrangements are subject to special tax rules upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary to sell Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BLOCKBRIDGE BITCOIN AND GOLD 50/50 STRATEGY ETF SUMMARY

INVESTMENT OBJECTIVE

The BlockBridge Bitcoin and Gold 50/50 Strategy ETF (the “Fund”) seeks to provide investors with exposure to the investment returns of Bitcoin and gold by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in gold through investments in gold-backed exchange-traded funds and related securities.

FEES AND EXPENSES

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.45%
Distribution (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

[1]	The Fund’s investment adviser, BlockBridge Investments, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; fees of the disinterested trustees and independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This Example is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (excluding any sales loads on reinvested dividends, fee waivers, and/or expense reimbursements) shown in the table above remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is unavailable.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by allocating its assets between two primary investment components under normal market conditions:

Bitcoin Exposure (Approximately 50% of Assets)

The Fund obtains its Bitcoin exposure indirectly through investments in Bitcoin ETFs and Bitcoin-correlated equity securities. The Fund does not hold Bitcoin directly, and shareholders do not have any direct ownership interest in Bitcoin. This structure is designed to comply with the Investment Company Act of 1940 and to maintain the Fund’s qualification for favorable tax treatment as a regulated investment company. The Fund seeks exposure to Bitcoin through a combination of:

1.	Bitcoin Exchange-Traded Funds (“ETFs”) – The Fund will invest in shares of other ETFs that hold Bitcoin directly or through other structures. These Bitcoin ETFs are registered under the Securities Act of 1933, and their shares constitute securities under federal securities laws. The Fund may invest in one or more of the following Bitcoin ETFs, although this list may change over time as the Adviser identifies Bitcoin ETFs that meet the Fund’s selection criteria:

Bitcoin ETF Name	Exchange	Ticker Symbol

iShares Bitcoin Trust	NASDAQ	IBIT

Fidelity Wise Origin Bitcoin Fund	CBOE	FBTC

Bitwise Bitcoin ETF	NYSE	BITB

ARK 21Shares Bitcoin ETF	CBOE	ARKB

The Adviser selects Bitcoin ETFs based on several criteria designed to optimize the Fund’s Bitcoin exposure while minimizing costs and tracking error, including:

○	Low expense ratios (prioritizing funds with expense ratios below 0.25%)

○	High trading volume and liquidity

○	Tight bid-ask spreads

○	Low tracking error relative to Bitcoin spot prices

○	Strong custodial arrangements and operational controls

○	Transparent net asset value calculation methodology

The Adviser has discretion to adjust Bitcoin ETF holdings and to add or remove Bitcoin ETFs from the Fund’s portfolio without shareholder approval, provided such changes are consistent with the Fund’s investment objective and strategies.

2.	Bitcoin-Correlated Equity Securities (Optional Strategy) – Up to 25% of the Fund’s assets of total Fund assets may be invested in equity securities of issuers whose business operations, financial performance, or stock prices are significantly correlated with Bitcoin prices. These may include, but are not limited to:

○	Companies that hold significant Bitcoin on their balance sheets (e.g., MicroStrategy Incorporated)

○	Bitcoin mining companies

○	Cryptocurrency exchanges and digital asset trading platforms

○	Digital asset custody providers, payment processors, and blockchain infrastructure companies

These equity securities are classified as securities under federal securities laws. They are expected to generate qualifying income for purposes of the Fund’s qualification as a regulated investment company under the Internal Revenue Code. The Adviser may adjust the allocation to Bitcoin-correlated equity securities based on market conditions, regulatory developments, and the availability of appropriate investment opportunities.

3.	Other Bitcoin Exposure Instruments – As may become available and permissible under applicable regulations, the Fund may gain Bitcoin exposure through other means, including Bitcoin futures contracts held through a wholly-owned subsidiary (subject to the 25% asset limitation applicable to such subsidiaries). The Fund does not currently intend to utilize such subsidiary structures but maintains the flexibility to do so in the future.

Gold Exposure (Approximately 50% of Assets)

Under normal market conditions, the Fund invests approximately 50% of its assets in shares of ETFs that hold physical gold bullion or provide exposure to gold prices. The Fund’s investment in gold is designed to provide exposure to an alternative asset class that has historically served as a store of value, inflation hedge, and portfolio diversifier.

Gold is a precious metal that has been highly valued throughout human history as a monetary asset, a store of value, and a safe haven investment. Unlike financial assets such as stocks or bonds, gold does not generate income through dividends or interest payments. Instead, gold’s investment return comes entirely from price appreciation or depreciation. Investors often seek gold during periods of:

●	Inflation or Currency Devaluation - Gold is viewed as a hedge against inflation and declining currency values

●	Economic Uncertainty - Gold often performs well during recessions, financial crises, or geopolitical instability

●	Low or Negative Real Interest Rates - When interest rates are below inflation rates, the opportunity cost of holding non-yielding gold is reduced

●	Equity Market Volatility - Gold has historically shown low or negative correlation with stocks, providing diversification benefits

●	Geopolitical Tensions - Gold serves as a safe haven during international conflicts or political instability

The Fund obtains gold exposure by investing in exchange-traded funds that physically hold gold bullion in secure vaults. These gold ETFs typically:

●	Hold physical gold bars (usually 400-ounce London Good Delivery bars) stored in secure vaults

●	Issue shares representing fractional ownership interests in the gold holdings

●	Are structured as grantor trusts or similar pass-through vehicles

●	Charge management fees to cover storage, insurance, and administrative costs

●	Allow investors to gain gold exposure without directly purchasing, storing, or insuring physical gold

●	Provide daily liquidity through exchange trading

The Fund may invest in one or more of the following gold ETFs, although this list may change over time as the Adviser identifies gold ETFs that meet the Fund’s selection criteria:

Gold ETF Name	Exchange	Ticker Symbol

SPDR Gold Shares	NYSE Arca	GLD

iShares Gold Trust	NYSE Arca	IAU

Aberdeen Standard Physical Gold Shares ETF	NYSE Arca	SGOL

GraniteShares Gold Trust	NYSE Arca	BAR

The Adviser may concentrate the Fund’s gold allocation in one or two of these dominant ETFs or may diversify across multiple gold ETFs.

The Adviser selects gold ETFs based on several criteria designed to optimize the Fund’s gold exposure while minimizing costs and tracking error, including:

●	Low expense ratios - Prioritizing funds with expense ratios below 0.25% to minimize the cost of obtaining gold exposure

●	High trading volume and liquidity - Ensuring tight bid-ask spreads and ability to execute large trades efficiently

●	Tight bid-ask spreads - Minimizing transaction costs when buying or selling ETF shares

●	Low tracking error relative to gold spot prices - Selecting funds that closely track the London Gold Price (formerly London Gold Fix)

●	Strong custodial arrangements - Preference for funds using reputable custodians with secure vault facilities and comprehensive insurance

●	Transparent holdings and auditing - Funds that provide regular bar lists and independent audits of physical gold holdings

●	Tax efficiency - Consideration of the ETF’s tax structure and treatment for investors

Gold-Related Equity Securities (Optional Strategy): Up to 25% of the Fund’s total Fund assets may be invested in equity securities of companies engaged in gold mining, refining, production, or related activities. These gold mining and precious metals companies may include:

●	Senior gold mining companies (large-cap producers)

●	Junior gold mining companies (smaller explorers and developers)

●	Gold streaming and royalty companies (companies that finance mines in exchange for production rights)

●	Precious metals mining companies (companies mining gold along with silver, platinum, or other metals)

Gold mining equities are securities that provide leveraged exposure to gold prices (mining company stocks typically move more than gold prices in percentage terms). However, gold mining companies face operational, financial, and company-specific risks that can cause their stock prices to diverge from the price of gold. The Adviser may use gold-related equity securities to enhance returns, provide additional diversification, or satisfy regulatory requirements related to maintaining sufficient securities holdings for the Fund’s tax status.

The Fund does not purchase, store, or hold physical gold bullion directly. All gold exposure is obtained through ETFs or equity securities of gold-related companies. This structure is designed to comply with the 1940 Act and to maintain the Fund’s qualification for favorable tax treatment as a regulated investment company.

The Adviser will rebalance the Fund’s portfolio to maintain the approximately 50% Bitcoin / 50% gold allocation under normal market conditions. Both Bitcoin and gold can be volatile, and their prices may move independently or even in opposite directions, necessitating periodic rebalancing. Rebalancing may occur daily or when the allocation deviates by more than 25% from the target 50/50 allocation. Rebalancing activities will incur transaction costs that the Fund will bear.

PRINCIPAL RISKS

The following describes the principal risks of investing in the Fund, which could affect the Fund’s net asset value and total return. Other circumstances (including additional risks not described here) could prevent the Fund from achieving its investment objective. These risks are presented in an order that reflects the Adviser’s assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this Prospectus solely because the Adviser’s assessment of the relative importance of the principal risks of investing in the Fund changes.

Bitcoin Risks

Bitcoin Risk. Bitcoin is a relatively new asset class with a limited history. Bitcoin prices are highly volatile and have experienced significant fluctuations. The value of Bitcoin may decline due to various factors, including but not limited to: changes in supply and demand, competition from other cryptocurrencies, regulatory developments, negative publicity, changes in transaction fees, technological advancements or failures, cybersecurity incidents, macroeconomic conditions, and loss of confidence in digital assets. Because the Fund invests approximately 50% of its assets in instruments providing Bitcoin exposure, the Fund’s performance will be significantly affected by Bitcoin price movements. A significant decline in Bitcoin prices could result in substantial losses to the Fund.

Bitcoin Regulatory Risk. The regulatory status of Bitcoin and other digital assets is uncertain and in a state of constant evolution. Federal, state, and foreign governments may restrict or prohibit the acquisition, use, or redemption of Bitcoin, which could negatively impact Bitcoin prices and the Fund’s ability to achieve its investment objective. Changes in laws or regulations applicable to Bitcoin, Bitcoin ETFs, or digital asset service providers could adversely affect the Fund. Regulatory actions against companies in the Bitcoin ecosystem (including exchanges, custodians, or miners) could impact the overall market for Bitcoin and related securities.

Bitcoin ETF Tracking Risk. The Fund obtains Bitcoin exposure by holding shares of Bitcoin ETFs rather than holding Bitcoin directly. Bitcoin ETFs may not perfectly track the spot price of Bitcoin due to various factors, including ETF management fees and expenses; timing differences between ETF trading and Bitcoin spot trading; premiums or discounts at which Bitcoin ETF shares trade relative to their net asset value; differences in valuation methodologies; and operational inefficiencies. As a result, the Fund’s performance will differ from what it would have been had the Fund held Bitcoin directly, and the Fund may underperform a hypothetical direct investment in Bitcoin.

Acquired Fund Fees and Expenses Risk. The Fund implements its Bitcoin exposure strategy by investing in other ETFs (the “Underlying Bitcoin ETFs”). Because the Fund pays its own management fee and operating expenses while also bearing its proportionate share of the fees and expenses of the Underlying Bitcoin ETFs, Fund shareholders will indirectly pay a “double layer” of fees. This layered fee structure will result in higher total expenses than if the Fund held Bitcoin directly, which will reduce the Fund’s returns. While the Adviser seeks to mitigate this impact by selecting Underlying Bitcoin ETFs with low expense ratios, the cumulative effect of multiple layers of fees may be significant over time.

Bitcoin ETF Selection and Concentration Risk. The Adviser has discretion to select which Bitcoin ETFs the Fund holds and may concentrate the Fund’s Bitcoin exposure in a single Bitcoin ETF or a small number of Bitcoin ETFs. Concentration in one or a few Bitcoin ETFs exposes the Fund to issuer-specific risks related to those particular ETFs, including: operational failures or inefficiencies; closure or liquidation of the ETF; regulatory actions against the ETF or its sponsor; custody failures; changes to the ETF’s structure or fees; and poor management decisions. If a Bitcoin ETF in which the Fund is concentrated experiences significant problems, the Fund’s performance could be materially adversely affected.

Indirect Bitcoin Custody Risk. The Fund does not directly control the custody of Bitcoin. Instead, Bitcoin custody is managed by the custodians of the Underlying Bitcoin ETFs in which the Fund invests. The Fund relies entirely on the custody practices, controls, and insurance arrangements of these Underlying Bitcoin ETFs and their custodians. The Fund has no direct contractual relationship with, nor does it have the ability to monitor or influence, the Bitcoin custodians used by the Underlying Bitcoin ETFs. If an Underlying Bitcoin ETF experiences a custody failure, theft, loss, destruction, or other compromise of its Bitcoin holdings, the Fund will be adversely affected. Bitcoin held by digital asset custodians may not be protected by the Securities Investor Protection Corporation (“SIPC”) or the Federal Deposit Insurance Corporation (“FDIC”).

Lack of Direct Bitcoin Ownership Risk. Shareholders do not have any direct ownership interest in Bitcoin. The Fund holds shares of Bitcoin ETFs and Bitcoin-correlated equity securities, not Bitcoin itself. Shareholders cannot withdraw or transfer Bitcoin from the Fund, cannot control any private keys associated with Bitcoin, and have no rights with respect to the Bitcoin held by the Underlying Bitcoin ETFs. The value of Fund shares is derived from the indirect exposure to Bitcoin through the Underlying Bitcoin ETFs, not from any direct ownership of Bitcoin. This structure, while necessary for compliance with federal securities laws and tax regulations, means that shareholders lack certain rights and flexibilities that would exist with direct Bitcoin ownership.

Bitcoin-Correlated Equity Securities Risk. When the Fund invests in equity securities of companies whose business operations or stock prices are correlated with Bitcoin (such as MicroStrategy, Bitcoin mining companies, cryptocurrency exchanges, or blockchain infrastructure providers), the Fund is exposed to company-specific risks in addition to the risk associated with the price of Bitcoin. These companies face operational, management, competitive, regulatory, and financial risks that could cause their stock prices to decline, even if Bitcoin prices increase. For example, a Bitcoin mining company’s stock price may decline due to increased electricity costs, equipment failures, or operational inefficiencies even during periods when Bitcoin prices are rising. The correlation between these companies’ stock prices and Bitcoin prices may also weaken or break down over time. Additionally, many of these companies are relatively new with limited operating histories, which increases their risk profiles.

Cryptocurrency Market Volatility Risk. The prices of cryptocurrencies have historically been highly volatile. The value of the Fund’s exposure to a cryptocurrency – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the cryptocurrency component of the Fund, you should not invest in it.

Gold Investment Risks

Gold Price Volatility Risk. Gold prices can be highly volatile, experiencing significant price swings in short periods. While gold is often perceived as a stable store of value over very long horizons, over shorter periods (months or years) gold prices can fluctuate dramatically. Because the Fund invests approximately 50% of its assets in gold, the volatility of the gold price will significantly impact the Fund’s overall performance and net asset value. Gold prices are influenced by numerous factors (discussed below), many of which are unpredictable, making gold price movements difficult to forecast.

No Income Generation Risk. Unlike stocks (which may pay dividends) or bonds (which pay interest), gold does not generate any income. Gold ETFs may actually have negative yields after accounting for their management fees and storage costs. This means:

●	Total Return Depends Entirely on Price Appreciation - The Fund’s return from its gold allocation comes solely from changes in gold prices, not from income generation

●	Opportunity Cost - In rising interest rate environments or when other income-generating assets offer attractive yields, the opportunity cost of holding non-yielding gold increases

●	No Dividend Cushion - Unlike equity investments where dividends can partially offset price declines, gold provides no such cushion during price declines

●	Compounding Challenge - The lack of income generation means gold does not benefit from the compounding effect that reinvested dividends or interest provides

Gold ETF Tracking Risk. The Fund obtains gold exposure by holding shares of gold ETFs rather than holding physical gold directly. Gold ETFs may not perfectly track the spot price of gold due to various factors:

●	Management Fees and Expenses - Gold ETFs charge annual expense ratios that reduce the ETF’s performance relative to gold spot prices

●	Storage and Insurance Costs - Costs of storing physical gold in secure vaults and insuring the holdings are embedded in ETF expense ratios

●	Trading Premiums and Discounts - Gold ETF shares may trade at premiums or discounts to their net asset value (the value of underlying gold holdings)

●	Timing Differences - Gold ETFs typically value their holdings based on the London Gold Price Fix, which occurs at specific times, while ETF shares trade continuously throughout the day

●	Cash Drag - Gold ETFs may hold small amounts of cash for operational purposes, creating a slight drag on performance

As a result, the Fund’s performance from its gold allocation will underperform the spot price of gold over time due to these factors, and the Fund may experience tracking differences that would not exist with direct gold ownership.

Factors Affecting Gold Prices. Gold prices are influenced by a complex array of economic, market, and geopolitical factors, including:

Interest Rates Risk:

●	Rising Interest Rates - Higher interest rates increase the opportunity cost of holding non-yielding gold, typically causing gold prices to decline

●	Falling Interest Rates - Lower rates reduce the opportunity cost of holding gold and make gold more attractive, typically causing prices to rise

●	Real Interest Rates - Gold often performs best when real interest rates (nominal rates minus inflation) are negative

Inflation Expectations:

●	Rising Inflation - Gold is viewed as an inflation hedge, and prices often rise during inflationary periods

●	Falling Inflation - Declining inflation reduces gold’s appeal as an inflation hedge

●	Inflation Surprises - Unexpected changes in inflation can cause significant gold price movements

Currency Values (Especially U.S. Dollar):

●	U.S. Dollar Strength - Gold is priced in U.S. dollars globally, so a stronger dollar typically causes gold prices to decline (gold becomes more expensive in other currencies, reducing demand)

●	U.S. Dollar Weakness - A weaker dollar typically causes gold prices to rise

●	Currency Crises - Devaluation of major currencies can drive demand for gold as an alternative store of value

Economic Growth:

●	Strong Growth - Often reduces gold demand as investors prefer higher-returning assets like stocks

●	Weak Growth or Recession - Often increases gold demand as a safe haven asset

Central Bank Activity:

●	Central Bank Buying - Central banks (particularly China, Russia, and emerging markets) purchasing gold for reserves increases demand

●	Central Bank Selling - Central bank sales or reduced purchases decrease demand

Jewelry and Industrial Demand:

●	Approximately 50% of annual gold demand comes from jewelry (especially in India and China)

●	Industrial and technology uses account for approximately 10% of demand

●	Seasonal patterns (e.g., Indian wedding season) can affect prices

Investment Demand:

●	ETF inflows and outflows significantly affect gold prices

●	Hedge fund and institutional positioning affects short-term price movements

Geopolitical Events:

●	Wars, terrorism, political instability typically increase safe haven gold demand

●	Trade disputes and sanctions can affect gold flows and demand

The Fund’s gold allocation will be affected by all of these factors, most of which are unpredictable and outside the Adviser’s control.

Gold Mining Equity Securities Risk. If the Fund invests in equity securities of gold mining companies to enhance returns or satisfy regulatory requirements, the Fund is exposed to additional risks:

●	Operating Risks - Mining is a capital-intensive business with operational risks including accidents, equipment failures, labor disputes, and production shortfalls

●	Cost Inflation - Rising energy costs, labor costs, or input costs can reduce mining profitability

●	Reserve Depletion - Mines have finite lives; companies must continually find and develop new reserves

●	Geopolitical Risks - Many gold mines are located in politically unstable countries with risks of nationalization, taxation changes, or operational restrictions

●	Environmental Risks - Mining faces increasing environmental regulations, cleanup liabilities, and social opposition

●	Management Risk - Poor management decisions can destroy shareholder value

●	Leverage to Gold Prices - Mining stocks are leveraged to gold prices (they tend to amplify gold price movements in both directions), creating higher volatility

●	Divergence from Gold - Mining stocks can decline even when gold prices rise if operational or company-specific factors are negative

Gold mining stocks differ fundamentally from physical gold exposure, introducing equity-specific risks that are not present in pure gold ETF exposure.

Fund Structure and Operational Risks

ETF Structure and Trading Risks. The Fund is an actively managed ETF that trades on a national securities exchange. The market price of Fund shares may differ from the Fund’s net asset value (NAV) and may trade at a premium or discount to NAV. This difference may be particularly pronounced during periods of market volatility or illiquidity. While the creation/redemption mechanism is designed to keep the market price close to NAV, there is no guarantee it will do so. Factors that may cause the market price to deviate from NAV include timing differences between when the Fund calculates NAV and when shares are traded; disruptions to the creation/redemption process; the liquidity of the Fund’s portfolio securities; large purchases or redemptions of Fund shares; and exchange trading halts. During stressed market conditions, the Fund’s shares could trade at a wider premium or discount to NAV, and the bid-ask spread on Fund shares could widen, resulting in increased costs to investors.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940. This means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, the Fund may be more susceptible to adverse developments affecting a single issuer or small group of issuers, and may experience greater price volatility than a diversified fund. While the Fund’s equity allocation is broadly diversified across the 500 companies in the S&P 500® Index, the Fund’s Bitcoin allocation may be concentrated in a small number of Bitcoin ETFs, which increases the Fund’s non-diversification risk.

Rebalancing Risk. The Fund will periodically rebalance its portfolio to maintain its approximately 50% Bitcoin / 50% Gold target allocation. Rebalancing activities will generate transaction costs (brokerage commissions and bid-ask spreads) that reduce Fund returns. Rebalancing may also result in the realization of capital gains, which are taxable to shareholders in taxable accounts. During periods of significant Bitcoin price volatility, frequent rebalancing may be necessary, which will increase these costs. Additionally, if the Adviser’s rebalancing decisions are poorly timed, the Fund could be forced to buy securities when prices are high and sell securities when prices are low, which would reduce returns.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser makes investment decisions about which Bitcoin ETFs to hold, which Bitcoin-correlated equity securities to purchase, and how to maintain the Fund’s target allocation. The Adviser’s judgments about the attractiveness, value, or potential appreciation of particular securities or Bitcoin ETFs may prove to be incorrect, and there is no guarantee that the Adviser’s investment strategy will produce the desired results. The Adviser’s decisions regarding rebalancing timing, Bitcoin ETF selection, and allocation to Bitcoin-correlated equity securities could adversely affect the Fund’s performance.

New Fund Risk. The Fund was recently organized with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

ETF Risks

Absence of an Active Market: Although the Fund’s shares are approved for listing on the NASDAQ (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can also be no assurance that the Fund will grow to or maintain an economically viable size; in this case, it may experience greater tracking error to its Index than it otherwise would at higher asset levels or may ultimately liquidate.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Transaction Risk: The Fund intends to affect some portion of redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute all of its portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the Fund’s tax efficiency compared to ETFs that utilize a complete in-kind redemption process.

Costs of Buying or Selling Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s investments. The market prices of shares will generally fluctuate according to changes in the Fund’s NAV and supply and demand of shares on the Exchange. Whether Fund shares trade below, at, or above their NAV cannot be predicted. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s investment holdings or the NAV of Fund shares. As a result, investors in the Fund may pay substantially more or receive significantly less for Fund shares than the value of the Fund’s underlying investments or the NAV of Fund shares.

Trading Issues: Trading in Fund shares may be halted due to market conditions or for reasons that make trading in shares inadvisable in the view of the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged, or that the shares will trade with any volume. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

GLD Risks

GLD Trading Risk: An investment in GLD is subject to substantial risks, in particular risks associated with investing in the gold market. GLD is subject to market fluctuations influenced by large-scale gold sales, especially during economic crises, which can adversely impact gold prices and, in turn, the investment value of the Shares. Historical instances, such as the 2008 financial crisis, demonstrated this volatility, where substantial gold sales led to a marked decrease in its market price. Moreover, large disposals of gold by the official sector – encompassing central banks and other government entities – could result in a supply surplus, potentially diminishing gold’s market value. The valuation of the gold held by GLD is closely tied to the LBMA Gold Price PM. This benchmark is established through a bidding process by various market participants and any inaccuracies in its calculation or modifications to the benchmark process could significantly impact the Trust’s gold valuation and the investment value in Shares.

GLD faces significant custodial and safeguarding risks regarding its gold holdings. There is an inherent danger of these gold bars being lost, damaged, stolen, or becoming inaccessible due to factors such as natural disasters or terrorism. GLD does not insure its gold, and the insurance held by its custodian might not fully cover potential losses. The custodian’s liability is restricted to direct losses from negligence, fraud, or willful default, limited to the gold’s market value at the time of the incident, a constraint that also applies to any subcustodians. Additionally, legal and practical difficulties in foreign jurisdictions could complicate the enforcement of rights or claims. The custodian, not specifically regulated for gold bullion custody, relies on industry best practices and internal controls, which presents a security risk for GLD’s gold. Furthermore, gold in GLD’s unallocated accounts isn’t segregated from the custodian’s assets, thus in the event of the custodian’s insolvency, GLD would be an unsecured creditor, potentially leading to delays and extra costs in recovering allocated gold. These challenges in dealing with subcustodians and the potential complications in legal actions due to the lack of direct contractual arrangements and the intricacies of foreign legal systems highlight the significant custodial risks in investing in GLD Shares.

Indirect Investments in GLD: GLD is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. GLD is not a registered investment company subject to the 1940 Act. Accordingly, investors in GLD (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing GLD insiders from managing GLD to their benefit and to the detriment of shareholders; provisions preventing GLD from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing GLD earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in GLD’s character without the consent of shareholders. Investors in the Fund will not have voting rights and will not be able to influence management of GLD but will be exposed to the performance of GLD. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying ETP but will be subject to declines in the performance of the Underlying ETP. Although the Fund invests in GLD only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Gold Performance Risk: Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate to the price movements in other asset classes. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold bullion has sales commission, storage, insurance and auditing expenses. Additional factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold and an increase in the hedging of precious metals, such as gold. Investments in gold generally may be speculative and subject to greater price volatility than investments in other types of assets. The price of metals, such as gold, is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s share price may be more volatile than other types of investments.

No 1940 Act Protections. The Underlying ETP is not an investment company subject to the 1940 Act. Accordingly, investors in the Underlying ETP do not have the protections expressly provided by that statute, including: provisions preventing Underlying ETP insiders from managing the Underlying ETP to their benefit and to the detriment of shareholders; provisions preventing the Underlying ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying ETP earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in the Underlying ETP’s character without the consent of shareholders. Although the Fund invests in the Underlying ETP only indirectly, the Fund’s investments are subject to loss as a result of these risks.

All investments carry some risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

PERFORMANCE INFORMATION

The Fund is new and does not have a performance history for a full calendar year. Once it has completed a full calendar year of operations, a bar chart and table will be included to indicate the risks of investing in the Fund by showing the variability of its returns and comparing its performance to a broad measure of market performance. Updated performance information is available at www.focusfinancial.com.

FUND MANAGEMENT

INVESTMENT ADVISER

BlockBridge Investments, LLC serves as the investment adviser to the Fund.

PORTFOLIO MANAGER

Drew Bergstrom, portfolio manager of the Adviser, has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Individual shares may only be purchased and sold through a broker-dealer on a national securities exchange. You can buy and sell individual shares of the Fund any day the Nasdaq Stock Market (“NASDAQ”) is open for business, like any publicly traded security. The Fund’s shares are listed on the Nasdaq Stock Market exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares continuously, at NAV, only in blocks of 25,000 shares (“Creation Units”), which may be partially in-kind for securities included in the Index and partially in cash, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are taxable. They will be taxed as ordinary income or capital gains, unless you invest through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Such tax-advantaged arrangements are subject to special tax rules upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary to sell Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, other intermediary, and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

BLOCKBRIDGE BITCOIN AND AGGRESSIVE ALLOCATION 50/50 ETF SUMMARY

INVESTMENT OBJECTIVE

The BlockBridge Bitcoin and Aggressive Growth 50/50 ETF (the “Fund”) seeks to provide investors with exposure to the investment returns of Bitcoin and U.S. growth equity securities by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in equity securities of companies with above-average growth characteristics.

FEES AND EXPENSES

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.45%
Distribution (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

[1]	The Fund’s investment adviser, BlockBridge Investments, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; fees of the disinterested trustees and independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This Example is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (excluding any sales loads on reinvested dividends, fee waivers, and/or expense reimbursements) shown in the table above remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Since the Fund is newly organized, portfolio turnover information is not yet available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by allocating its assets between two primary investment components under normal market conditions:

Bitcoin Exposure (Approximately 50% of Assets)

The Fund obtains its Bitcoin exposure indirectly through investments in Bitcoin ETFs and Bitcoin-correlated equity securities. The Fund does not hold Bitcoin directly, and shareholders do not have any direct ownership interest in Bitcoin. This structure is designed to comply with the Investment Company Act of 1940 and to maintain the Fund’s qualification for favorable tax treatment as a regulated investment company. The Fund seeks exposure to Bitcoin through a combination of:

1.	Bitcoin Exchange-Traded Funds (“ETFs”) – The Fund will invest in shares of other ETFs that hold Bitcoin directly or through other structures. These Bitcoin ETFs are registered under the Securities Act of 1933, and their shares constitute securities under federal securities laws. The Fund may invest in one or more of the following Bitcoin ETFs, although this list may change over time as the Adviser identifies Bitcoin ETFs that meet the Fund’s selection criteria:

Bitcoin ETF Name	Exchange	Ticker Symbol

iShares Bitcoin Trust	NASDAQ	IBIT

Fidelity Wise Origin Bitcoin Fund	CBOE	FBTC

Bitwise Bitcoin ETF	NYSE	BITB

ARK 21Shares Bitcoin ETF	CBOE	ARKB

The Adviser selects Bitcoin ETFs based on several criteria designed to optimize the Fund’s Bitcoin exposure while minimizing costs and tracking error, including:

○	Low expense ratios (prioritizing funds with expense ratios below 0.25%)

○	High trading volume and liquidity

○	Tight bid-ask spreads

○	Low tracking error relative to Bitcoin spot prices

○	Strong custodial arrangements and operational controls

○	Transparent net asset value calculation methodology

The Adviser has discretion to adjust Bitcoin ETF holdings and to add or remove Bitcoin ETFs from the Fund’s portfolio without shareholder approval, provided such changes are consistent with the Fund’s investment objective and strategies.

2.	Bitcoin-Correlated Equity Securities (Optional Strategy) – Up to 25% of the Fund’s assets of total Fund assets may be invested in equity securities of issuers whose business operations, financial performance, or stock prices are significantly correlated with Bitcoin prices. These may include, but are not limited to:

○	Companies that hold significant Bitcoin on their balance sheets (e.g., MicroStrategy Incorporated)

○	Bitcoin mining companies

○	Cryptocurrency exchanges and digital asset trading platforms

○	Digital asset custody providers, payment processors, and blockchain infrastructure companies

These equity securities are classified as securities under federal securities laws. They are expected to generate qualifying income for purposes of the Fund’s qualification as a regulated investment company under the Internal Revenue Code. The Adviser may adjust the allocation to Bitcoin-correlated equity securities based on market conditions, regulatory developments, and the availability of appropriate investment opportunities.

3.	Other Bitcoin Exposure Instruments – As may become available and permissible under applicable regulations, the Fund may gain Bitcoin exposure through other means, including Bitcoin futures contracts held through a wholly-owned subsidiary (subject to the 25% asset limitation applicable to such subsidiaries). The Fund does not currently intend to utilize such subsidiary structures but maintains the flexibility to do so in the future.

Growth Equity Securities Exposure (Approximately 50% of Assets)

Under normal market conditions, the Fund invests approximately 50% of its assets in equity securities of companies that the Adviser believes have above-average growth characteristics, as well as in instruments that provide exposure to such securities. The Fund’s investment in growth equity securities is designed to provide capital appreciation through ownership of companies with strong growth prospects, innovative business models, and competitive advantages.

Growth investing focuses on companies that are growing faster than the overall market or their industry peers. Growth stocks typically trade at higher valuations (higher price-to-earnings ratios, price-to-sales ratios) than value stocks or the overall market because investors are willing to pay premiums for expected future growth. The Fund’s growth equity allocation will focus on companies with one or more of the following characteristics:

1.	High Revenue Growth Rates - Companies growing revenues at 15% or more annually (significantly above GDP growth rates)

2.	Expanding Addressable Markets - Companies operating in industries or markets with strong growth tailwinds (e.g., cloud computing, artificial intelligence, electric vehicles, biotechnology, digital payments)

3.	Disruptive Business Models - Companies disrupting traditional industries through technology, innovation, or new business models

4.	Strong Competitive Positioning - Market leaders or emerging leaders with defensible competitive advantages

5.	High Return on Invested Capital (ROIC) - Efficient capital deployment generating strong returns

6.	Strong Cash Flow Generation - Companies generating or expected to generate significant free cash flows to fund growth

7.	Visionary Management Teams - Leadership teams with track records of execution and innovation

Growth stocks are typically concentrated in certain sectors and industries that have higher growth potential than the overall economy. The Fund’s growth equity allocation may have significant exposure to:

●	Technology - Software, cloud computing, semiconductors, cybersecurity, artificial intelligence, e-commerce

●	Communication Services - Social media, digital advertising, streaming services, telecommunications

●	Consumer Discretionary - E-commerce, online marketplaces, electric vehicles, innovative retailers

●	Healthcare - Biotechnology, medical devices, healthcare technology, innovative pharmaceuticals

●	Industrials - Automation, robotics, aerospace, innovative manufacturing

●	Financials (Fintech) - Payment processors, digital banking, blockchain applications

While growth stocks can be found in any sector, technology and healthcare typically have the highest concentration of growth opportunities. The Fund’s Aggressive Allocation is likely to exhibit significant sector focus in technology and related sectors, although the Adviser seeks to maintain some sector diversification.

The Fund may invest in growth companies across the market capitalization spectrum:

●	Large-Cap Growth (market cap over $10 billion) - Established growth leaders with proven business models, typically less volatile but lower growth rates than smaller companies

●	Mid-Cap Growth (market cap $2-10 billion) - Companies in expansion phase, balancing growth potential with established operations

●	Small-Cap Growth (market cap under $2 billion) - Higher-risk, higher-potential companies in early growth stages

The Adviser has discretion to adjust the market cap allocation based on relative valuations and market conditions. The Fund may emphasize large-cap and mid-cap growth stocks for stability and liquidity while including selective small-cap positions for higher growth potential.

The Fund may gain exposure to growth equity securities through several methods:

1.	Growth-Focused ETFs and Mutual Funds - The Fund may invest in shares of exchange-traded funds or mutual funds that focus on growth stocks, including:

○	Russell 1000 Growth Index funds (large-cap growth)

○	Russell 2000 Growth Index funds (small-cap growth)

○	S&P 500 Growth Index funds

○	Actively managed growth funds with strong track records

○	Sector-specific growth funds (e.g., technology)

This approach provides instant diversification across numerous growth stocks, professional stock selection, and operational efficiency.

2.	Direct Growth Stock Investments - The Fund may purchase individual equity securities of companies that the Adviser identifies as having attractive growth characteristics. Direct stock selection allows:

○	Concentrated positions in highest-conviction growth stocks

○	Tactical positioning based on current market opportunities

○	Customized portfolio construction to target specific growth themes

3.	Hybrid Approach - The Fund may combine growth ETF holdings with direct stock investments to achieve optimal diversification, cost efficiency, and exposure to high-conviction ideas.

The Adviser will identify and invest in secular growth trends that are expected to drive above-average growth over multi-year periods. The Adviser’s focus on secular growth trends is designed to identify companies positioned to benefit from long-term structural changes in the economy and society. When investing directly in growth stocks, the Adviser employs fundamental analysis to identify attractive investment opportunities:

●	Financial Analysis - Evaluating revenue growth rates, profit margins, cash flow generation, and balance sheet strength

●	Competitive Analysis - Assessing competitive positioning, market share trends, and sustainability of competitive advantages

●	Management Assessment - Evaluating management quality, track record, capital allocation discipline, and strategic vision

●	Valuation Analysis - Determining whether growth expectations are appropriately reflected in stock valuations

●	Risk Assessment - Identifying company-specific risks, execution risks, and competitive threats

The Adviser seeks to identify growth stocks that offer attractive risk-adjusted return potential, balancing growth prospects against valuation and risk considerations.

While growth investing typically involves paying premium valuations for quality companies, the Adviser seeks to maintain valuation discipline by:

●	Avoiding stocks with valuations that appear disconnected from realistic growth expectations

●	Monitoring price-to-earnings-growth (PEG) ratios and other growth-adjusted valuation metrics

●	Being willing to sell or trim positions when valuations become excessive

●	Opportunistically adding to positions during market corrections when valuations become more attractive

The Adviser will rebalance the Fund’s portfolio to maintain the approximately 50% Bitcoin / 50% growth equity allocation under normal market conditions. Both Bitcoin and growth stocks can be volatile, necessitating periodic rebalancing. Rebalancing may occur daily or when the allocation deviates by more than 25% from the target 50/50 allocation. Rebalancing activities will incur transaction costs that the Fund will bear.

PRINCIPAL RISKS

The following describes the principal risks of investing in the Fund, which could affect the Fund’s net asset value and total return. Other circumstances (including additional risks not described here) could prevent the Fund from achieving its investment objective. These risks are presented in an order that reflects the Adviser’s assessment of relative importance; however, this assessment may change over time as the Fund’s portfolio evolves or in response to market or economic environment changes, among other factors. The Fund is not required to and will not update this Prospectus solely because the Adviser’s assessment of the relative importance of the principal risks of investing in the Fund changes.

Bitcoin Risks

Bitcoin Risk. Bitcoin is a relatively new asset class with a limited history. Bitcoin prices are highly volatile and have experienced significant fluctuations. The value of Bitcoin may decline due to various factors, including but not limited to: changes in supply and demand, competition from other cryptocurrencies, regulatory developments, negative publicity, changes in transaction fees, technological advancements or failures, cybersecurity incidents, macroeconomic conditions, and loss of confidence in digital assets. Because the Fund invests approximately 50% of its assets in instruments providing Bitcoin exposure, the Fund’s performance will be significantly affected by Bitcoin price movements. A significant decline in Bitcoin prices could result in substantial losses to the Fund.

Bitcoin Regulatory Risk. The regulatory status of Bitcoin and other digital assets is uncertain and in a state of constant evolution. Federal, state, and foreign governments may restrict or prohibit the acquisition, use, or redemption of Bitcoin, which could negatively impact Bitcoin prices and the Fund’s ability to achieve its investment objective. Changes in laws or regulations applicable to Bitcoin, Bitcoin ETFs, or digital asset service providers could adversely affect the Fund. Regulatory actions against companies in the Bitcoin ecosystem (including exchanges, custodians, or miners) could impact the overall market for Bitcoin and related securities.

Bitcoin ETF Tracking Risk. The Fund obtains Bitcoin exposure by holding shares of Bitcoin ETFs rather than holding Bitcoin directly. Bitcoin ETFs may not perfectly track the spot price of Bitcoin due to various factors, including ETF management fees and expenses, timing differences between ETF trading and Bitcoin spot trading, premiums or discounts at which Bitcoin ETF shares trade relative to their net asset value, differences in valuation methodologies, and operational inefficiencies. As a result, the Fund’s performance will differ from what it would have been had the Fund held Bitcoin directly, and the Fund may underperform a hypothetical direct investment in Bitcoin.

Acquired Fund Fees and Expenses Risk. The Fund implements its Bitcoin exposure strategy by investing in other ETFs (the “Underlying Bitcoin ETFs”). Because the Fund pays its own management fee and operating expenses while also bearing its proportionate share of the fees and expenses of the Underlying Bitcoin ETFs, Fund shareholders will indirectly pay a “double layer” of fees. This layered fee structure will result in higher total expenses than if the Fund held Bitcoin directly, which will reduce the Fund’s returns. While the Adviser seeks to mitigate this impact by selecting Underlying Bitcoin ETFs with low expense ratios, the cumulative effect of multiple layers of fees may be significant over time.

Bitcoin ETF Selection and Concentration Risk. The Adviser has discretion to select which Bitcoin ETFs the Fund holds and may concentrate the Fund’s Bitcoin exposure in a single Bitcoin ETF or a small number of Bitcoin ETFs. Concentration in one or a few Bitcoin ETFs exposes the Fund to issuer-specific risks related to those particular ETFs, including: operational failures or inefficiencies; closure or liquidation of the ETF; regulatory actions against the ETF or its sponsor; custody failures; changes to the ETF’s structure or fees; and poor management decisions. If a Bitcoin ETF in which the Fund is concentrated experiences significant problems, the Fund’s performance could be materially adversely affected.

Indirect Bitcoin Custody Risk. The Fund does not directly control the custody of Bitcoin. Instead, Bitcoin custody is managed by the custodians of the Underlying Bitcoin ETFs in which the Fund invests. The Fund relies entirely on the custody practices, controls, and insurance arrangements of these Underlying Bitcoin ETFs and their custodians. The Fund has no direct contractual relationship with, nor does it have the ability to monitor or influence, the Bitcoin custodians used by the Underlying Bitcoin ETFs. If an Underlying Bitcoin ETF experiences a custody failure, theft, loss, destruction, or other compromise of its Bitcoin holdings, the Fund will be adversely affected. Bitcoin held by digital asset custodians may not be protected by the Securities Investor Protection Corporation (“SIPC”) or the Federal Deposit Insurance Corporation (“FDIC”).

Lack of Direct Bitcoin Ownership Risk. Shareholders do not have any direct ownership interest in Bitcoin. The Fund holds shares of Bitcoin ETFs and Bitcoin-correlated equity securities, not Bitcoin itself. Shareholders cannot withdraw or transfer Bitcoin from the Fund, cannot control any private keys associated with Bitcoin, and have no rights with respect to the Bitcoin held by the Underlying Bitcoin ETFs. The value of Fund shares is derived from the indirect exposure to Bitcoin through the Underlying Bitcoin ETFs, not from any direct ownership of Bitcoin. This structure, while necessary for compliance with federal securities laws and tax regulations, means that shareholders lack certain rights and flexibilities that would exist with direct Bitcoin ownership.

Bitcoin-Correlated Equity Securities Risk. When the Fund invests in equity securities of companies whose business operations or stock prices are correlated with Bitcoin (such as MicroStrategy, Bitcoin mining companies, cryptocurrency exchanges, or blockchain infrastructure providers), the Fund is exposed to company-specific risks in addition to the risk associated with the price of Bitcoin. These companies face operational, management, competitive, regulatory, and financial risks that could cause their stock prices to decline, even if Bitcoin prices increase. For example, a Bitcoin mining company’s stock price may decline due to increased electricity costs, equipment failures, or operational inefficiencies even during periods when Bitcoin prices are rising. The correlation between these companies’ stock prices and Bitcoin prices may also weaken or break down over time. Additionally, many of these companies are relatively new with limited operating histories, which increases their risk profiles.

Cryptocurrency Market Volatility Risk. The prices of cryptocurrencies have historically been highly volatile. The value of the Fund’s exposure to a cryptocurrency – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the cryptocurrency component of the Fund, you should not invest in it.

Equity Market and Growth Stock Risks

Equity Risk. The value of the Fund’s equity investments will fluctuate in response to the performance of individual companies and general market conditions. Stock markets are volatile and can decline significantly in response to adverse developments related to issuers, politics, regulations, market conditions, economic conditions, or other factors. Because the Fund invests approximately 50% of its assets in equity securities, equity risk is a significant risk factor for the Fund. Growth stocks, in particular, have historically exhibited higher volatility than value stocks or the overall equity market.

Growth Stock Risk. Growth stocks typically trade at higher valuations than value stocks or the overall market, reflecting expectations of above-average future earnings growth. This characteristic creates several specific risks:

Valuation Risk:

●	Growth stocks trade at premium price-to-earnings, price-to-sales, and other valuation multiples

●	If earnings growth disappoints or fails to meet high expectations, growth stock prices can decline sharply

●	Growth stocks are particularly vulnerable during market corrections or when investor sentiment shifts away from growth toward value

●	A decline in growth expectations can result in multiple compressions (declining P/E ratios) even if earnings remain positive, causing significant price declines

●	Growth stocks that fail to deliver expected growth may experience permanent valuation resets

Sensitivity to Growth Expectations:

●	Expectations about future growth rates heavily influence growth stock prices

●	Even small disappointments in quarterly earnings, revenue growth, or forward guidance can cause large price declines

●	Market sentiment toward growth stocks can shift rapidly based on macroeconomic conditions, interest rates, or sector rotation

●	Growth stocks are more sensitive to changes in long-term interest rate expectations than value stocks because much of their value is based on distant future earnings

Higher Volatility:

●	Growth stocks typically have higher betas (greater market sensitivity) than value stocks

●	Individual growth stocks can experience extreme volatility, with price swings of 20-50% or more within short periods

●	Growth stock portfolios typically exhibit a higher standard deviation of returns than value stock portfolios or broad market indices

Market Cycle Sensitivity:

●	Growth stocks tend to outperform during market upswings and bull markets but may underperform significantly during market downturns or bear markets

●	During economic slowdowns or recessions, high-valuation growth stocks often decline more sharply than value stocks or defensive sectors

●	Style rotation (periodic shifts between growth and value investing) can cause extended periods of growth stock underperformance

The Fund’s focus on growth stocks means it will likely experience greater volatility and more significant drawdowns during market corrections than funds with broader style diversification or value orientation.

Sector Focus Risk. Growth stock portfolios often have significant exposure to the following sectors, which creates additional risks.

Technology Sector Concentration Risk. Growth stock portfolios typically have significant exposure to the technology sector, as technology companies often exhibit the highest growth rates and most innovative business models. The Fund’s growth equity allocation will likely have substantial technology sector concentration, exposing the Fund to risks specifically affecting that sector:

●	Rapid Technological Change - Technology products and services face rapid obsolescence; today’s market leaders can quickly lose dominance to new technologies or competitors

●	Intense Competition - Technology markets are highly competitive with low barriers to entry in many areas, constant innovation pressure, and price competition

●	Regulatory Risk - Technology companies face increasing regulatory scrutiny regarding data privacy, antitrust concerns, content moderation, artificial intelligence, cybersecurity, and market dominance

●	Cybersecurity Threats - Technology companies are frequent targets of cyberattacks, data breaches, and intellectual property theft

●	Dependence on Key Products - Many technology companies derive substantial revenue from one or a few key products or services

●	Global Competition - Technology companies face competition from both domestic and international competitors

●	Customer Concentration - Some technology companies have significant customer concentration risk

When the technology sector underperforms due to sector-specific issues, regulatory actions, or style rotation away from growth, the Fund’s performance will be negatively impacted more significantly than more diversified funds.

Small-Cap and Mid-Cap Company Risk. To the extent the Fund invests in small-cap or mid-cap growth stocks to capture higher growth potential, these investments involve additional risks compared to large-cap stocks:

●	Higher Volatility - Small and mid-cap stocks typically experience greater price volatility than large-cap stocks

●	Lower Liquidity - Smaller companies often have lower trading volumes, wider bid-ask spreads, and may be difficult to sell quickly without affecting prices

●	Limited Operating History - Many small growth companies have limited track records, making their prospects more uncertain

●	Financial Constraints - Smaller companies typically have less financial flexibility, smaller cash reserves, and more limited access to capital markets

●	Business Execution Risk - Small companies may lack the management depth, operational infrastructure, and resources of larger companies

●	Higher Failure Risk - Small-cap companies have higher rates of business failure than large-cap companies

●	Limited Analyst Coverage - Smaller companies often have limited or no analyst coverage, making information discovery more difficult

●	Greater Impact from Key Personnel - Small companies may be heavily dependent on a few key executives or employees

Small and mid-cap growth stocks can provide higher return potential but involve substantially higher risks than large-cap growth stocks.

High Valuation Risk. The Fund’s growth equity allocation will typically hold stocks trading at premium valuations. High valuations create specific risks:

Fund Structure and Operational Risks

ETF Structure and Trading Risks. The Fund is an actively managed ETF that trades on a national securities exchange. The market price of Fund shares may differ from the Fund’s net asset value (NAV) and may trade at a premium or discount to NAV. This difference may be particularly pronounced during periods of market volatility or illiquidity. While the creation/redemption mechanism is designed to keep the market price close to NAV, there is no guarantee it will do so. Factors that may cause the market price to deviate from NAV include timing differences between when the Fund calculates NAV and when shares are traded; disruptions to the creation/redemption process; the liquidity of the Fund’s portfolio securities; large purchases or redemptions of Fund shares; and exchange trading halts. During stressed market conditions, the Fund’s shares could trade at a wider premium or discount to NAV, and the bid-ask spread on Fund shares could widen, resulting in increased costs to investors.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940. This means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, the Fund may be more susceptible to adverse developments affecting a single issuer or small group of issuers, and may experience greater price volatility than a diversified fund. While the Fund’s equity allocation is broadly diversified across the 500 companies in the S&P 500® Index, the Fund’s Bitcoin allocation may be concentrated in a small number of Bitcoin ETFs, which increases the Fund’s non-diversification risk.

Rebalancing Risk. The Fund will periodically rebalance its portfolio to maintain its approximately 50% Bitcoin / 50% Growth target allocation. Rebalancing activities will generate transaction costs (brokerage commissions and bid-ask spreads) that reduce Fund returns. Rebalancing may also result in the realization of capital gains, which are taxable to shareholders in taxable accounts. During periods of significant Bitcoin price volatility, frequent rebalancing may be necessary, which will increase these costs. Additionally, if the Adviser’s rebalancing decisions are poorly timed, the Fund could be forced to buy securities when prices are high and sell securities when prices are low, which would reduce returns.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser makes investment decisions about which Bitcoin ETFs to hold, which Bitcoin-correlated equity securities to purchase, and how to maintain the Fund’s target allocation. The Adviser’s judgments about the attractiveness, value, or potential appreciation of particular securities or Bitcoin ETFs may prove to be incorrect, and there is no guarantee that the Adviser’s investment strategy will produce the desired results. The Adviser’s decisions regarding rebalancing timing, Bitcoin ETF selection, and allocation to Bitcoin-correlated equity securities could adversely affect the Fund’s performance.

New Fund Risk. The Fund was recently organized with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

ETF Risks

Absence of an Active Market: Although the Fund’s shares are approved for listing on the NASDAQ (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can also be no assurance that the Fund will grow to or maintain an economically viable size; in this case, it may experience greater tracking error to its Index than it otherwise would at higher asset levels or may ultimately liquidate.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. Additionally, the marketplace may have a limited number of market makers and/or liquidity providers. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Transaction Risk: The Fund intends to affect some portion of redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute all of its portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the Fund’s tax efficiency compared to ETFs that utilize a complete in-kind redemption process.

Costs of Buying or Selling Shares: Investors who buy or sell Fund shares in the secondary market will pay brokerage commissions or other charges imposed by the broker, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s investments. The market prices of shares will generally fluctuate in response to changes in the Fund’s NAV and the supply and demand of shares on the Exchange. Whether Fund shares trade below, at, or above their NAV cannot be predicted. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s investment holdings or the NAV of Fund shares. As a result, investors in the Fund may pay substantially more or receive significantly less for Fund shares than the value of the Fund’s underlying investments or the NAV of Fund shares.

Trading Issues: Trading in Fund shares may be halted due to market conditions or for reasons that make trading in shares inadvisable in the view of the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged, or that the shares will trade with any volume. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and have a more limited growth potential compared to smaller-capitalization companies. The performance of large-capitalization companies may lag behind the overall performance of the broader securities markets.

Growth Securities Risk. Growth securities are those issued by companies whose earnings growth potential appears to be greater than the market in general and whose revenue growth is expected to continue for an extended period of time. The prices of growth securities may be more volatile than those of other types of investments and can decline rapidly and significantly in reaction to negative news. Growth securities may underperform value securities and other types of assets, as well as the overall stock market. Growth securities may fluctuate in favorability over time, which could impact the Fund’s performance.

Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Adviser can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations, or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may hurt the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest, or war) may impact the Index Provider or a third-party data provider. They could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal composition.

Index Sampling Risk. The chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund is expected to be low.

Consumer Goods and Services Companies Risk. Consumer goods and services companies (“consumer companies”) face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown , and labor shortages, among other things.

All investments carry some risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

PERFORMANCE INFORMATION

The Fund is new and does not have a full calendar year of performance history. Once it has completed a full calendar year of operations, a bar chart and table will be included to indicate the risks of investing in the Fund by showing the variability of its returns and comparing its performance to a broad measure of market performance. Updated performance information is available at www.focusfinancial.com.

FUND MANAGEMENT

INVESTMENT ADVISER

BlockBridge Investments, LLC serves as the investment adviser to the Fund.

PORTFOLIO MANAGER

Drew Bergstrom, portfolio manager of the Adviser, has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

Individual shares may only be purchased and sold through a broker-dealer on a national securities exchange. You can buy and sell individual shares of the Fund on any day the Nasdaq Stock Market (“NASDAQ”) is open for business, just like any other publicly traded security. The Fund’s shares are listed on the Nasdaq Stock Market exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares continuously at NAV, only in blocks of 25,000 shares (“Creation Units”), which may be partially in-kind for securities included in the Index and partially in cash. Only Authorized Participants (typically broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are taxable. They will be taxed as ordinary income or capital gains, unless you invest through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Such tax-advantaged arrangements are subject to special tax rules upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary to sell Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, other intermediary, and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT EACH FUND’S INVESTMENT OBJECTIVE AND STRATEGIES

This section provides additional information about each Fund’s investment objective and principal investment strategies.

Investment Objectives

Fund	Investment Objective
BlockBridge Bitcoin and S&P 500® 50/50 Strategy ETF (the “S&P 500 Fund”)	The S&P 500 Fund seeks to provide investors with exposure to the investment returns of Bitcoin and the U.S. large-cap equity market by investing approximately 50% of its assets in Bitcoin and approximately 50% of its assets in securities comprising the S&P 500 Index.
BlockBridge Bitcoin and Nasdaq 100® 50/50 Strategy ETF (the “Nasdaq 100 Fund”)	The Nasdaq 100 Fund seeks to provide investors with exposure to the investment returns of Bitcoin and the U.S. large-cap technology and growth equity market by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in securities that comprise the Nasdaq-100 Index.
BlockBridge Bitcoin and Magnificent 7 50/50 Strategy ETF (the “Magnificent 7 Fund”)	The Magnificent 7 Fund seeks to provide investors with exposure to the investment returns of Bitcoin and the equity securities of seven leading U.S. companies by market capitalization, collectively referred to as the “Magnificent 7,” by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in securities comprising the Magnificent 7.
BlockBridge Bitcoin and Short Term Income 50/50 Strategy ETF (the “Short Term Income Fund”)	The Short Term Income Fund seeks to provide investors with exposure to the investment returns of Bitcoin while maintaining capital preservation and liquidity for the remaining portfolio allocation. It invests approximately 50% of its assets in tracking the performance of Bitcoin and approximately 50% of its assets in shares of money market funds.
BlockBridge Bitcoin and Floating Rate 50/50 Strategy ETF (the “Floating Rate Fund”)	The Floating Rate Fund seeks to provide investors with exposure to the investment returns of Bitcoin and the floating-rate debt securities market by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in floating-rate debt securities and instruments that provide exposure to such securities.
BlockBridge Bitcoin and Mortgage Opportunities 50/50 Strategy ETF (the “Mortgage Opportunities Fund”)	The Mortgage Opportunities Fund seeks to provide investors with exposure to the investment returns of Bitcoin and the mortgage-backed securities market by investing approximately 50% of its assets in Bitcoin and approximately 50% of its assets in mortgage-backed securities and instruments that provide exposure to such securities.
BlockBridge Bitcoin and Fixed Income 50/50 Strategy ETF (the “Bonds Fund”)	The Bonds Fund seeks to provide investors with exposure to the investment returns of Bitcoin and the U.S. investment-grade bond market by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in investment-grade fixed income securities and instruments that provide exposure to such securities.
BlockBridge Bitcoin and Gold 50/50 Strategy ETF (the “Gold Fund”)	The Gold Fund seeks to provide investors with exposure to the investment returns of Bitcoin and gold by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in gold through investments in gold-backed exchange-traded funds and related securities.
BlockBridge Bitcoin and Aggressive Allocation 50/50 Strategy ETF (the “Growth Fund”)	The Growth Fund seeks to provide investors with exposure to the investment returns of Bitcoin and U.S. growth equity securities by investing approximately 50% of its assets to track the performance of Bitcoin and approximately 50% of its assets in equity securities of companies with above-average growth characteristics.

While there is no assurance that each Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

The Funds’ Board of Trustees (the “Board”) may change a Fund’s investment objective or a Fund’s principal investment strategies without a shareholder vote; however, a Fund will provide 60 days’ advance notice to shareholders before implementing a change in a Fund’s investment objective.

Principal Investment Strategies

Information Applicable to all Funds

Bitcoin Exposure (Approximately 50% of Assets)

The Funds obtain their Bitcoin exposure indirectly through investments in Bitcoin ETFs and Bitcoin-correlated equity securities. The Funds do not hold Bitcoin directly, and shareholders do not have any direct ownership interest in Bitcoin. This structure is designed to comply with the Investment Company Act of 1940 and to maintain the Funds’ qualification for favorable tax treatment as a regulated investment company. The Funds seek exposure to Bitcoin through a combination of:

1.	Bitcoin Exchange-Traded Funds (“ETFs”) – The Fund will invest in shares of other ETFs that hold Bitcoin directly or through other structures. These Bitcoin ETFs are registered under the Securities Act of 1933, and their shares constitute securities under federal securities laws. The Funds may invest in one or more of the following Bitcoin ETFs, although this list may change over time as the Adviser identifies Bitcoin ETFs that meet the Funds’ selection criteria:

Bitcoin ETF Name	Exchange	Ticker Symbol
iShares Bitcoin Trust	NASDAQ	IBIT
Fidelity Wise Origin Bitcoin Fund	CBOE	FBTC
Bitwise Bitcoin ETF	NYSE	BITB
ARK 21Shares Bitcoin ETF	CBOE	ARKB

The Adviser selects Bitcoin ETFs based on several criteria designed to optimize the Funds’ Bitcoin exposure while minimizing costs and tracking error, including:

○	Low expense ratios (prioritizing funds with expense ratios below 0.25%)

○	High trading volume and liquidity

○	Tight bid-ask spreads

○	Low tracking error relative to Bitcoin spot prices

○	Strong custodial arrangements and operational controls

○	Transparent net asset value calculation methodology

The Adviser has discretion to adjust Bitcoin ETF holdings and to add or remove Bitcoin ETFs from the Funds’ portfolio without shareholder approval, provided such changes are consistent with each Fund’s investment objective and strategies.

2.	Bitcoin-Correlated Equity Securities (Optional Strategy) – Up to 25% of each Fund’s assets of total Fund assets may be invested in equity securities of issuers whose business operations, financial performance, or stock prices are significantly correlated with Bitcoin prices. These may include, but are not limited to:

○	Companies that hold significant Bitcoin on their balance sheets (e.g., MicroStrategy Incorporated)

○	Bitcoin mining companies

○	Cryptocurrency exchanges and digital asset trading platforms

○	Digital asset custody providers, payment processors, and blockchain infrastructure companies

These equity securities are classified as securities under federal securities laws. They are expected to generate qualifying income for purposes of each Fund’s qualification as a regulated investment company under the Internal Revenue Code. The Adviser may adjust the allocation to Bitcoin-correlated equity securities based on market conditions, regulatory developments, and the availability of appropriate investment opportunities.

3.	Other Bitcoin Exposure Instruments – As may become available and permissible under applicable regulations, the Funds may gain Bitcoin exposure through other means, including Bitcoin futures contracts held through a wholly-owned subsidiary (subject to the 25% asset limitation applicable to such subsidiaries). The Funds do not currently intend to utilize such subsidiary structures, but maintain the flexibility to do so in the future.

S&P 500 Fund

Under normal market conditions, the S&P 500 Fund invests approximately 50% of its assets in equity securities of ETFs or companies included in the S&P 500® Index, a widely recognized benchmark of U.S. large-cap stock market performance.

The S&P 500® Index is a market capitalization-weighted index of 500 leading publicly traded U.S. companies selected by the S&P Index Committee. The index is designed to measure the performance of the large-cap segment of the U.S. equity market. As of September 30, 2025, the index represents approximately 80% of the available U.S. equity market capitalization and includes companies across all major sectors of the U.S. economy.

The S&P 500 Fund attempts to replicate its S&P 500® allocation by investing in a portfolio of equity securities included in the S&P 500® Index, holding each security in approximately the same proportion as its weighting in the index. The S&P 500 Fund employs a “full replication” strategy, meaning it generally has all 500 stocks in the index in proportion to their index weightings. However, the Bitcoin S&P 500 Fund may occasionally hold slightly more or fewer securities than the index due to corporate actions, rebalancing, or operational considerations.

The S&P 500 Fund may:

○	Sell securities represented in the S&P 500® Index in anticipation of their removal from the index.

○	Purchase securities not yet represented in the index in anticipation of their addition to the index.

Invest in securities of other investment companies, such as ETFs that track the S&P 500® Index, as an efficient means of implementing its investment strategy or managing uninvested cash.

Nasdaq 100 Fund

Under normal market conditions, the Nasdaq 100 Fund invests approximately 50% of its assets in equity securities of ETFs or companies included in the Nasdaq-100 Index®, a widely recognized benchmark of large-cap growth and technology stock market performance.

About the Nasdaq-100 Index®: The Nasdaq-100 Index® is a modified market capitalization-weighted index of 100 of the largest non-financial companies listed on the Nasdaq Stock Market. The index is heavily weighted toward the technology sector and also includes companies from sectors such as consumer discretionary, consumer staples, health care, industrials, telecommunications, and utilities. As of September 30, 2025, technology-related companies represent approximately 60% of the index’s total market capitalization. The index excludes financial companies, including investment companies. The Nasdaq-100 Index® is designed to reflect the performance of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization.

The Nasdaq 100 Fund attempts to replicate its Nasdaq-100® allocation by investing in a portfolio of equity securities included in the Nasdaq-100 Index®, holding each security in approximately the same proportion as its weighting in the index. The Nasdaq 100 Fund employs a “full replication” strategy, meaning it generally holds all 100 stocks in the index in proportion to their index weightings. However, the Nasdaq 100 Fund may occasionally hold slightly more or fewer securities than the index due to corporate actions, rebalancing, or operational considerations.

The Nasdaq 100 Fund may:

○	Sell securities represented in the Nasdaq-100 Index® in anticipation of their removal from the index

○	Purchase securities not yet represented in the index in anticipation of their addition to the index

Invest in securities of other investment companies, such as ETFs that track the Nasdaq-100 Index®, as an efficient means of implementing its investment strategy or managing uninvested cash.

Magnificent 7 Fund

Under normal market conditions, the Magnificent 7 Fund invests approximately 50% of its assets in the equity securities of seven leading U.S. companies, collectively referred to as the “Magnificent 7.” These companies represent some of the largest, most innovative, and most influential technology and growth companies in the U.S. equity market. Currently, the Magnificent 7 consists of the following seven companies:

1.	Apple Inc. (AAPL) - Consumer electronics, software, and services

2.	Microsoft Corporation (MSFT) - Software, cloud computing, and technology services

3.	Alphabet Inc. (GOOGL/GOOG) - Internet search, advertising, and cloud computing

4.	Amazon.com, Inc. (AMZN) - E-commerce, cloud computing, and digital services

5.	NVIDIA Corporation (NVDA) - Graphics processing units and artificial intelligence chips

6.	Meta Platforms, Inc. (META) - Social media, virtual reality, and digital advertising

7.	Tesla, Inc. (TSLA) - Electric vehicles and clean energy products

As of September 30, 2025, these seven companies have been leaders in driving U.S. equity market performance. Dominant market positions, significant technological innovation, global scale, and strong cash flow generation are key characteristics of these companies.

The Magnificent 7 Fund may hold the Magnificent 7 companies using either:

1.	Equal-Weight Approach - Each of the seven companies represents approximately 1/7th (approximately 14.3%) of the equity allocation, or approximately 7.1% of total Bitcoin Magnificent 7 Fund assets. This approach provides balanced exposure across all seven companies regardless of their relative market capitalizations.

2.	Modified Market Capitalization-Weight Approach - The companies are held in proportion to their relative market capitalizations, similar to how they are weighted in the S&P 500® Index or Nasdaq-100 Index®. This approach provides greater exposure to the largest companies within the group.

3.	Hybrid or Tactical Approach - The Adviser may use a combination of weighting methodologies or tactically adjust weights based on market conditions, valuation considerations, or other factors.

The Adviser has discretion to determine the weighting methodology used and to adjust the methodology over time without shareholder approval, provided such changes are consistent with the Magnificent 7 Fund’s investment objective and strategies.

While the Magnificent 7 Fund currently invests in the seven companies listed above, the Adviser has discretion to modify the composition of the Magnificent 7 holdings if one or more of these companies experiences significant adverse developments (such as bankruptcy, delisting, loss of market position, or other material changes) or if other companies emerge as appropriate substitutes. The Adviser does not anticipate frequent changes to the composition but maintains flexibility to respond to market developments. Any changes to the composition will be made in accordance with the Magnificent 7 Fund’s investment objective and strategies.

The Magnificent 7 Fund may hold the Magnificent 7 companies through:

●	Direct investment in the common stock of each company.

●	Investment in ETFs that provide concentrated exposure to these companies.

●	A combination of direct holdings and ETF investments.

The Bitcoin Magnificent 7 Fund is classified as non-diversified and will be highly concentrated in a small number of securities. The Bitcoin Magnificent 7 Fund will focus (i.e., invest more than 25% of its assets) in the technology sector.

Short Term Income Fund

Under normal market conditions, the Short Term Income Fund invests approximately 50% of its assets in shares of money market funds registered under the Investment Company Act of 1940 (the “1940 Act”). The Short Term Income Fund’s investment in money market funds is designed to provide capital preservation, liquidity, and income generation while maintaining minimal volatility for this portion of the portfolio.

Short Term Income Fund Selection: The Fund will invest in one or more of the following types of money market funds:

1.	Government Money Market Funds - Funds that invest at least 99.5% of their total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by government securities. These funds are considered to have the lowest credit risk among money market fund categories.

2.	Prime Money Market Funds - Funds that invest in high-quality, short-term debt obligations issued by U.S. and foreign corporations, banks, and other entities, as well as U.S. government securities. Prime funds typically offer higher yields than government or treasury funds but involve slightly greater credit risk.

The Adviser will select money market funds based on several criteria, including:

●	Credit quality - Preference for funds with high credit ratings and strong credit profiles

●	Expense ratios - Focus on institutional share classes or low-cost share classes to minimize the double-layer fee impact

●	Yield - Comparison of current yields among comparable money market fund options

●	Stability - Track record of maintaining stable net asset value per share

●	Liquidity - Daily liquidity and same-day settlement capabilities

●	Regulatory structure - Preference for funds operating under SEC Rule 2a-7, which imposes strict quality, maturity, diversification, and liquidity requirements

The Adviser has discretion to allocate the money market fund portion of the portfolio among money market funds based on:

●	Relative yield differentials

●	Credit market conditions

●	Liquidity needs of the Fund

●	Risk tolerance considerations

●	Changes in regulatory requirements

The Adviser may concentrate the money market allocation entirely in one type of money market fund (e.g., government funds) or may diversify across multiple types and multiple fund providers.

The Short Term Income Fund may hold the money market exposure through:

●	Direct investment in shares of individual money market funds

●	Investment in ultra-short duration ETFs that hold money market fund shares, government securities, or other cash-like securities.

●	Direct investment in U.S. Treasury bills or other government securities (though the Fund primarily expects to use money market funds)

Floating Rate Fund

Under normal market conditions, the Floating Rate Fund invests approximately 50% of its assets in floating rate debt securities, also known as “senior loans,” “bank loans,” or “leveraged loans,” and in instruments that provide exposure to such securities. The Floating Rate Fund’s investment in floating-rate securities is designed to provide current income while minimizing interest rate risk through the floating-rate feature, which adjusts periodically in response to changes in reference interest rates.

Floating rate securities are debt obligations, typically issued by corporations, that pay interest at rates that adjust periodically based on changes in a specified benchmark interest rate, such as the Secured Overnight Financing Rate (“SOFR”), the Federal Funds Rate, or the Prime Rate. The interest rate on a floating-rate security typically consists of two components:

1.	Reference Rate - A benchmark rate such as SOFR (the most common reference rate)

2.	Spread - A fixed number of basis points added to the reference rate (e.g., SOFR + 250 basis points)

As the reference rate changes, the interest payments on floating-rate securities adjust accordingly, typically every quarter. This floating rate feature provides protection against rising interest rates, as the income generated by these securities increases when interest rates rise. Conversely, income from these securities decreases when interest rates fall.

Characteristics of Floating Rate Securities:

●	Senior Secured Status - Floating rate loans are typically senior secured obligations, meaning they have priority claim on a borrower’s assets in the event of bankruptcy or liquidation, ranking ahead of unsecured debt and equity

●	Below Investment Grade - Most floating rate loans are issued by borrowers rated below investment grade (BB+ or lower) or are unrated (commonly referred to as “junk bonds”), making them high-yield or “leveraged” loans with higher credit risk than investment grade bonds

●	Corporate Borrowers - Issuers are typically corporations, including those undergoing leveraged buyouts, recapitalizations, or acquisitions

●	Large Loan Size - Individual loans are typically large (often $100 million or more) and are syndicated among multiple lenders

●	Shorter Maturities - Floating rate loans typically have maturities of 5-7 years, shorter than many traditional corporate bonds

The Floating Rate Fund may gain exposure to floating rate securities through several methods:

1.	Direct Investment in Senior Loans - The Floating Rate Fund may invest directly in senior secured floating rate loans through participation in loan syndications or purchases in the secondary loan market.

2.	Floating Rate ETFs and Mutual Funds - The Floating Rate Fund may invest in shares of exchange-traded funds or mutual funds that invest primarily in floating rate securities. This approach provides:

○	Instant diversification across numerous loans

○	Professional loan selection and credit analysis

○	Operational efficiency and reduced administrative burden

○	Enhanced liquidity compared to holding loans directly

4.	Collateralized Loan Obligations (“CLOs”) - The Floating Rate Fund may invest in tranches of CLOs, which are structured finance securities backed by pools of floating-rate loans. CLO investments provide exposure to diversified portfolios of loans with varying levels of credit enhancement, depending on the tranche.

5.	Floating Rate Notes (“FRNs”) - The Floating Rate Fund may invest in floating rate notes issued by corporations, financial institutions, or government-sponsored enterprises.

The Adviser will seek to diversify the floating rate allocation across:

●	Multiple borrowers and issuers

●	Various industries and sectors

●	Different credit ratings within the below-investment-grade spectrum

●	Various loan structures and security types

While the Floating Rate Fund will focus on senior secured loans with priority claim status, it may also invest in floating-rate securities across the credit spectrum, including loans rated B or CCC by major credit rating agencies, as well as unrated loans. The Adviser will actively manage the floating rate allocation by:

●	Selecting individual loans, floating rate funds, or CLO tranches based on credit analysis, yield, and risk assessment

●	Adjusting credit quality exposure based on economic conditions and credit market outlook

●	Managing duration and interest rate sensitivity

●	Monitoring borrower credit quality and loan covenants

●	Responding to credit deterioration, defaults, or restructurings

Mortgage Opportunities Fund

Under normal market conditions, the Mortgage Opportunities Fund invests approximately 50% of its assets in mortgage-backed securities (“MBS”), mortgage pass-through certificates, collateralized mortgage obligations (“CMOs”), and other mortgage-related securities, as well as in instruments that provide exposure to such securities. The Mortgage Opportunities Fund’s investment in mortgage-backed securities is designed to provide current income from the interest payments on underlying residential and commercial mortgage loans.

MBS represent ownership interests in pools of mortgage loans. When homeowners or commercial property owners make their monthly mortgage payments (consisting of principal and interest), those payments are “passed through” to MBS investors. MBS can be structured in various ways, but the fundamental concept is that investors receive cash flows derived from the underlying mortgage loans. The Mortgage Opportunities Fund may invest in various types of MBS, including:

1.	Agency Mortgage-Backed Securities - Securities issued or guaranteed by U.S. government agencies or government-sponsored enterprises (GSEs), including:

○	Ginnie Mae (GNMA) - Backed by the full faith and credit of the U.S. government; represents pools of FHA and VA loans

○	Fannie Mae (FNMA) - Not backed by full faith and credit but has implied government support; represents pools of conforming conventional loans

○	Freddie Mac (FHLMC) - Similar to Fannie Mae; implied government support; conforming conventional loans

Agency MBS are considered to have minimal credit risk due to the government guarantee or support, though they remain subject to prepayment risk and interest rate risk.

2.	Non-Agency or Private-Label Mortgage-Backed Securities - Securities issued by private entities (banks, mortgage lenders, or investment banks) without government guarantee or support. These securities are backed by:

○	Non-conforming mortgages (loans that exceed agency loan limits or don’t meet agency underwriting standards)

○	Jumbo mortgages

○	Alt-A mortgages

○	Subprime mortgages (lower credit quality borrowers)

○	Commercial mortgages

Non-agency MBS have higher yields than agency MBS but involve significant credit risk, as they lack a government guarantee to protect against borrower defaults.

3.	CMOs - Structured securities that divide the cash flows from underlying mortgage pools into multiple classes or tranches with different risk and return characteristics. CMOs redistribute prepayment risk among tranches, with some tranches receiving principal payments earlier and others later. The Fund may invest in various CMO tranches, including:

○	Sequential-pay tranches

○	Planned amortization class (PAC) bonds

○	Targeted amortization class (TAC) bonds

○	Support or companion tranches

○	Interest-only (IO) or principal-only (PO) strips

4.	Commercial Mortgage-Backed Securities (CMBS) - Securities backed by loans on commercial real estate properties such as office buildings, retail centers, hotels, apartment complexes, and industrial properties. CMBS have different risk characteristics than residential MBS, including exposure to commercial real estate market conditions and typically non-amortizing balloon payment structures.

The Mortgage Opportunities Fund may invest in mortgage-backed securities across the credit quality spectrum, including:

●	Investment-grade agency and non-agency MBS

●	Below-investment-grade (high yield or junk) non-agency MBS, including legacy subprime and Alt-A securities

●	Unrated MBS

The Adviser will assess credit risk, structure, collateral quality, and prepayment characteristics when selecting MBS investments.

The Mortgage Opportunities Fund may gain exposure to MBS through several methods:

1.	Direct Investment in MBS - The Mortgage Opportunities Fund may purchase individual mortgage-backed securities, including agency pass-throughs, CMO tranches, and non-agency MBS in the secondary market or through the To-Be-Announced (TBA) forward market.

2.	Mortgage-Backed Securities ETFs and Mutual Funds - The Mortgage Opportunities Fund may invest in shares of exchange-traded funds or mutual funds that invest primarily in mortgage-backed securities. This approach provides:

○	Instant diversification across numerous MBS

○	Professional security selection and prepayment modeling

○	Operational efficiency

○	Enhanced liquidity

3.	Hybrid Approach - The Mortgage Opportunities Fund may combine direct MBS holdings with investments in MBS-focused funds to achieve optimal diversification, liquidity, and cost efficiency.

The Adviser will actively manage the MBS allocation by:

●	Security Selection - Selecting individual MBS, CMO tranches, or MBS funds based on analysis of credit quality, structure, yield, prepayment characteristics, and relative value

●	Duration Management - Adjusting the effective duration (interest rate sensitivity) of the MBS portfolio based on interest rate outlook and market conditions

●	Prepayment Analysis - Modeling and forecasting prepayment behavior to identify securities with attractive risk-adjusted returns

●	Credit Risk Management - Balancing allocation between agency MBS (lower yield, minimal credit risk) and non-agency MBS (higher yield, significant credit risk)

●	Structural Positioning - Selecting appropriate CMO tranches to target specific risk/return profiles and prepayment protection

●	Sector Rotation - Adjusting exposure among residential MBS, commercial MBS, agency MBS, and non-agency MBS based on relative valuations and market conditions

The Adviser considers the interest rate and credit environment when managing the MBS allocation, but maintains the allocation under all market conditions consistent with the Mortgage Opportunities Fund’s investment objective.

Fixed Income Fund

Under normal market conditions, the Bonds Fund invests approximately 50% of its assets in investment-grade fixed income securities, including U.S. Treasury securities, U.S. government agency securities, corporate bonds, and mortgage-backed securities, as well as in instruments that provide exposure to such securities. The Bond Fund’s investment in bonds is designed to provide current income, capital preservation, and diversification while maintaining a focus on high credit quality.

The Bond Fund focuses on investment-grade fixed income securities, which are securities rated BBB- or higher by Standard & Poor’s, Baa3 or higher by Moody’s, or equivalently rated by another nationally recognized statistical rating organization (NRSRO). Alternatively, if unrated, the Adviser determines them to be of comparable quality. Investment-grade securities are considered to have relatively low credit risk compared to below-investment-grade (high yield or “junk”) bonds.

The U.S. investment-grade bond market is one of the largest and most liquid fixed income markets in the world, encompassing trillions of dollars in outstanding securities. The broad U.S. bond market includes:

●	U.S. Treasury Securities - Direct obligations of the U.S. government, including Treasury bills (maturities under 1 year), Treasury notes (maturities 2-10 years), and Treasury bonds (maturities over 10 years). Treasury securities are backed by the full faith and credit of the U.S. government and are considered to have no credit risk (though they remain subject to interest rate risk).

●	U.S. Government Agency Securities - Securities issued by U.S. government agencies or government-sponsored enterprises (GSEs) such as the Federal Home Loan Banks, Federal Farm Credit Banks, Fannie Mae, and Freddie Mac. These securities generally have high credit quality, though the full faith and credit of the U.S. government does not back most.

●	Corporate Bonds - Fixed-income securities issued by U.S. and foreign corporations. Companies issue investment-grade corporate bonds with strong credit ratings and financial profiles. Corporate bonds typically offer higher yields than Treasury securities to compensate investors for the credit risk associated with them.

●	Mortgage-Backed Securities (Agency MBS) - Securities issued or guaranteed by Ginnie Mae, Fannie Mae, or Freddie Mac, representing pools of residential mortgage loans. Agency MBS are considered investment grade due to government guarantees or support.

The Bond Fund’s bond allocation seeks to achieve characteristics broadly similar to the U.S. aggregate investment-grade bond market, which typically includes:

●	Average Credit Quality: AA or higher for the overall portfolio

●	Average Duration: 5-7 years (moderate interest rate sensitivity)

●	Sector Diversification: Allocation across Treasuries, agencies, corporates, and mortgage-backed securities

●	Maturity Range: Short-term (1-3 years), intermediate-term (3-10 years), and long-term (10+ years) securities

●	No more than 10% of the bond allocation may be invested in below-investment-grade securities

The Adviser may tactically adjust duration within a range to respond to changing interest rate environments. Still, the Bond Fund maintains an intermediate-term duration focus consistent with its broad bond market strategy. This credit quality focus distinguishes the Bond Fund from high-yield bond funds or leveraged loan funds and is designed to provide stability and capital preservation for the bond allocation.

The Bond Fund may gain exposure to investment-grade bonds through several methods:

1.	Bond ETFs and Mutual Funds - The Bond Fund may invest in shares of exchange-traded funds or mutual funds that invest in broad-based bond indices such as:

○	Bloomberg U.S. Aggregate Bond Index (the most widely followed broad bond market index)

○	Bloomberg U.S. Government/Credit Bond Index

○	Bloomberg U.S. Corporate Bond Index

○	Bloomberg U.S. Treasury Index

This approach provides instant diversification across thousands of bonds, professional portfolio management, and daily liquidity. Examples of potential holdings include ETFs that track the aggregate bond market or specific sectors of the investment-grade bond market.

2.	Direct Bond Investments - The Bond Fund may purchase individual investment-grade bonds, including:

○	U.S. Treasury securities across the yield curve

○	High-quality corporate bonds (rated A or higher)

○	Agency mortgage-backed securities

○	Government agency securities

Direct bond purchases allow precise control over credit quality, duration, and sector exposure.

3.	Hybrid Approach - The Bond Fund may combine bond ETF holdings with direct bond investments to achieve optimal diversification, cost efficiency, and portfolio characteristics.

The Adviser will manage the sector allocation within the bond portion of the portfolio, which may include:

●	U.S. Treasury Securities - Providing high-quality, liquid holdings with no credit risk

●	Corporate Bonds - Providing yield enhancement through investment-grade corporate credit exposure

●	Mortgage-Backed Securities - Providing yield pickup and diversification

●	Government Agency Securities - Providing high credit quality with modest yield advantage over Treasuries

●	Other Investment-Grade Sectors - Including asset-backed securities, CMBS, or other high-quality sectors

The Adviser has discretion to adjust sector allocations based on relative valuations, yield curve positioning, credit market conditions, and interest rate outlook.

The Adviser will actively manage the bond allocation by:

●	Security Selection - Selecting individual bonds or bond funds based on relative value analysis

●	Duration Positioning - Adjusting interest rate sensitivity based on rate outlook

●	Credit Analysis - Evaluating corporate credit quality and selecting bonds with attractive risk-adjusted yields

●	Sector Rotation - Shifting allocation among Treasuries, corporates, agencies, and MBS based on relative valuations

●	Yield Curve Positioning - Optimizing maturity structure to enhance returns

●	Quality Management - Maintaining high average credit quality while opportunistically capturing yield from carefully selected lower-rated investment-grade bonds

Gold Fund

Under normal market conditions, the Gold Fund invests approximately 50% of its assets in shares of ETFs that hold physical gold bullion or provide exposure to gold prices. The Gold Fund’s investment in gold is designed to provide exposure to an alternative asset class that has historically served as a store of value, inflation hedge, and portfolio diversifier.

Gold is a precious metal that has been highly valued throughout human history as a monetary asset, a store of value, and a safe haven investment. Unlike financial assets such as stocks or bonds, gold does not generate income through dividends or interest payments. Instead, gold’s investment return comes entirely from price appreciation or depreciation. Investors often seek gold during periods of:

●	Inflation or Currency Devaluation - Gold is viewed as a hedge against inflation and declining currency values

●	Economic Uncertainty - Gold often performs well during recessions, financial crises, or geopolitical instability

●	Low or Negative Real Interest Rates - When interest rates are below inflation rates, the opportunity cost of holding non-yielding gold is reduced

●	Equity Market Volatility - Gold has historically shown low or negative correlation with stocks, providing diversification benefits

●	Geopolitical Tensions - Gold serves as a safe haven during international conflicts or political instability

The Gold Fund obtains gold exposure by investing in exchange-traded funds that physically hold gold bullion in secure vaults. These gold ETFs typically:

●	Hold physical gold bars (usually 400-ounce London Good Delivery bars) stored in secure vaults

●	Issue shares representing fractional ownership interests in the gold holdings

●	Are structured as grantor trusts or similar pass-through vehicles

●	Charge management fees to cover storage, insurance, and administrative costs

●	Allow investors to gain gold exposure without directly purchasing, storing, or insuring physical gold

●	Provide daily liquidity through exchange trading

The Gold Fund may invest in one or more of the following gold ETFs, although this list may change over time as the Adviser identifies gold ETFs that meet the Fund’s selection criteria:

Gold ETF Name	Exchange	Ticker Symbol

SPDR Gold Shares	NYSE Arca	GLD

iShares Gold Trust	NYSE Arca	IAU

Gold ETF Name	Exchange	Ticker Symbol

Aberdeen Standard Physical Gold Shares ETF	NYSE Arca	SGOL

GraniteShares Gold Trust	NYSE Arca	BAR

The Adviser may concentrate the Gold Fund’s gold allocation in one or two of these dominant ETFs or may diversify across multiple gold ETFs.

The Adviser selects gold ETFs based on several criteria designed to optimize the Gold Fund’s gold exposure while minimizing costs and tracking error, including:

●	Low expense ratios - Prioritizing funds with expense ratios below 0.25% to minimize the cost of obtaining gold exposure

●	High trading volume and liquidity - Ensuring tight bid-ask spreads and the ability to execute large trades efficiently

●	Tight bid-ask spreads - Minimizing transaction costs when buying or selling ETF shares

●	Low tracking error relative to gold spot prices - Selecting funds that closely track the London Gold Price (formerly London Gold Fix)

●	Strong custodial arrangements - Preference for funds using reputable custodians with secure vault facilities and comprehensive insurance

●	Transparent holdings and auditing - Funds that provide regular bar lists and independent audits of physical gold holdings

●	Tax efficiency - Consideration of the ETF’s tax structure and treatment for investors

Gold-Related Equity Securities (Optional Strategy): Up to 25% of the Gold Fund’s total Fund assets may be invested in equity securities of companies engaged in gold mining, refining, production, or related activities. These gold mining and precious metals companies may include:

●	Senior gold mining companies (large-cap producers)

●	Junior gold mining companies (smaller explorers and developers)

●	Gold streaming and royalty companies (companies that finance mines in exchange for production rights)

●	Precious metals mining companies (companies mining gold along with silver, platinum, or other metals)

Gold mining equities are securities that provide leveraged exposure to gold prices (mining company stocks typically move more than gold prices in percentage terms). However, gold mining companies face operational, financial, and company-specific risks that can cause their stock prices to diverge from the price of gold. The Adviser may use gold-related equity securities to enhance returns, provide additional diversification, or satisfy regulatory requirements related to maintaining sufficient securities holdings for the Gold Fund’s tax status.

The Gold Fund does not purchase, store, or hold physical gold bullion directly. All gold exposure is obtained through ETFs or equity securities of gold-related companies. This structure is designed to comply with the 1940 Act and to maintain the Gold Fund’s qualification for favorable tax treatment as a regulated investment company.

Growth Fund

Under normal market conditions, the Growth Fund invests approximately 50% of its assets in equity securities of companies that the Adviser believes have above-average growth characteristics, as well as in instruments that provide exposure to such securities. The Growth Fund’s investment in growth equity securities is designed to provide capital appreciation through ownership of companies with strong growth prospects, innovative business models, and competitive advantages.

Growth investing focuses on companies that are growing faster than the overall market or their industry peers. Growth stocks typically trade at higher valuations (higher price-to-earnings ratios and price-to-sales ratios) than value stocks or the overall market, because investors are willing to pay premiums for expected future growth. The Growth Fund’s growth equity allocation will focus on companies with one or more of the following characteristics:

1.	High Revenue Growth Rates - Companies growing revenues at 15% or more annually (significantly above GDP growth rates)

2.	Expanding Addressable Markets - Companies operating in industries or markets with strong growth tailwinds (e.g., cloud computing, artificial intelligence, electric vehicles, biotechnology, digital payments)

3.	Disruptive Business Models - Companies disrupting traditional industries through technology, innovation, or new business models

4.	Strong Competitive Positioning - Market leaders or emerging leaders with defensible competitive advantages

5.	High Return on Invested Capital (ROIC) - Efficient capital deployment generating strong returns

6.	Strong Cash Flow Generation - Companies generating or expected to generate significant free cash flows to fund growth

7.	Visionary Management Teams - Leadership teams with track records of execution and innovation

Growth stocks are typically concentrated in certain sectors and industries that have higher growth potential than the overall economy. The Growth Fund’s growth equity allocation may have significant exposure to:

●	Technology - Software, cloud computing, semiconductors, cybersecurity, artificial intelligence, e-commerce

●	Communication Services - Social media, digital advertising, streaming services, telecommunications

●	Consumer Discretionary - E-commerce, online marketplaces, electric vehicles, innovative retailers

●	Healthcare - Biotechnology, medical devices, healthcare technology, innovative pharmaceuticals

●	Industrials - Automation, robotics, aerospace, innovative manufacturing

●	Financials (Fintech) - Payment processors, digital banking, blockchain applications

While growth stocks can be found in any sector, technology and healthcare typically have the highest concentration of growth opportunities. The Growth Fund’s Aggressive Allocation is likely to exhibit significant sector focus in technology and related sectors, although the Adviser seeks to maintain some sector diversification.

The Growth Fund may invest in growth companies across the market capitalization spectrum:

●	Large-Cap Growth (market cap over $10 billion) - Established growth leaders with proven business models, typically less volatile but lower growth rates than smaller companies

●	Mid-Cap Growth (market cap $2-10 billion) - Companies in expansion phase, balancing growth potential with established operations

●	Small-Cap Growth (market cap under $2 billion) - Higher-risk, higher-potential companies in early growth stages

The Adviser has discretion to adjust the market cap allocation based on relative valuations and market conditions. The Growth Fund may emphasize large-cap and mid-cap growth stocks for stability and liquidity while including selective small-cap positions for higher growth potential.

The Growth Fund may gain exposure to growth equity securities through several methods:

1.	Growth-Focused ETFs and Mutual Funds - The Growth Fund may invest in shares of exchange-traded funds or mutual funds that focus on growth stocks, including:

○	Russell 1000 Growth Index funds (large-cap growth)

○	Russell 2000 Growth Index funds (small-cap growth)

○	S&P 500 Growth Index funds

○	Actively managed growth funds with strong track records

○	Sector-specific growth funds (e.g., technology, healthcare)

This approach provides instant diversification across numerous growth stocks, professional stock selection, and operational efficiency.

2.	Direct Growth Stock Investments - The Growth Fund may purchase individual equity securities of companies that the Adviser identifies as having attractive growth characteristics. Direct stock selection allows:

○	Concentrated positions in highest-conviction growth stocks

○	Tactical positioning based on current market opportunities

○	Customized portfolio construction to target specific growth themes

3.	Hybrid Approach - The Growth Fund may combine growth ETF holdings with direct stock investments to achieve optimal diversification, cost efficiency, and exposure to high-conviction ideas.

The Adviser will identify and invest in secular growth trends that are expected to drive above-average growth over multi-year periods. The Adviser’s focus on secular growth trends is designed to identify companies positioned to benefit from long-term structural changes in the economy and society. When investing directly in growth stocks, the Adviser employs fundamental analysis to identify attractive investment opportunities:

●	Financial Analysis - Evaluating revenue growth rates, profit margins, cash flow generation, and balance sheet strength

●	Competitive Analysis - Assessing competitive positioning, market share trends, and sustainability of competitive advantages

●	Management Assessment - Evaluating management quality, track record, capital allocation discipline, and strategic vision

●	Valuation Analysis - Determining whether growth expectations are appropriately reflected in stock valuations

●	Risk Assessment - Identifying company-specific risks, execution risks, and competitive threats

The Adviser seeks to identify growth stocks that offer attractive risk-adjusted return potential, balancing growth prospects against valuation and risk considerations.

While growth investing typically involves paying premium valuations for quality companies, the Adviser seeks to maintain valuation discipline by:

●	Avoiding stocks with valuations that appear disconnected from realistic growth expectations

●	Monitoring price-to-earnings-growth (PEG) ratios and other growth-adjusted valuation metrics

●	Being willing to sell or trim positions when valuations become excessive

●	Opportunistically adding to positions during market corrections when valuations become more attractive

ADDITIONAL INFORMATION ABOUT RISKS

Principal Risk Factors

An investment in a Fund is subject to investment risks, including the possible loss of the principal amount invested. Each Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in a Fund’s investment portfolio, national and international economic conditions, and general market conditions. You may lose money on your investment in a Fund, or a Fund could underperform other investment companies.

The following factors can significantly affect a Fund’s performance.

Risk Category & Name	S&P 500 Fund	Nasdaq 100 Fund	Magnificent 7 Fund	Short Term Income Fund	Floating Rate Fund	Mortgage Opportunities Fund	Bond Fund	Gold Fund	Growth Fund
BITCOIN RISKS (HIGHEST PRIORITY)
Bitcoin Risk	X	X	X	X	X	X	X	X	X
Bitcoin Regulatory Risk	X	X	X	X	X	X	X	X	X
Bitcoin ETF Tracking Risk	X	X	X	X	X	X	X	X	X
Bitcoin ETF Selection and Concentration Risk	X	X	X	X	X	X	X	X	X
Indirect Bitcoin Custody Risk	X	X	X	X	X	X	X	X	X
Lack of Direct Bitcoin Ownership Risk	X	X	X	X	X	X	X	X	X
Bitcoin-Correlated Equity Securities Risk	X	X	X	X	X	X	X	X	X
Cryptocurrency Market Volatility Risk	X	X	X	X	X	X	X	X	X
Bitcoin Corporate Treasury Securities Risk				X
Credit Risk and Lack of Collateralization				X
Leverage and Amplified Risk				X
Issuer Concentration Risk				X
Capital Structure Complexity				X
Correlation Breakdown Risk				X
Market Acceptance and Viability Risk				X

EQUITY-RELATED RISKS
Equity Risk	X	X	X						X
Large-Cap Company Risk	X	X							X
Mega-Cap Company Risk			X
Sector Risk			X						X
Technology Sector Concentration Risk		X	X						X
Concentration Risk			X
Growth Stock Risk		X	X						X
Index Tracking Risk	X	X
Correlation Risk			X
Key Person Risk			X
Non-U.S. Securities Risk		X			X
Small Cap and Mid Cap Company Risk									X
Growth Securities Risk									X
Healthcare/Biotechnology Risk									X
Consumer Goods and Services Companies Risk									X

SHORT TERM INCOME RISKS
Money Market Fund Investment Risk				X
Low or Negative Yield Risk				X
Government Money Market Fund Risk				X

Risk Category & Name	S&P 500 Fund	Nasdaq 100 Fund	Magnificent 7 Fund	Short Term Income Fund	Floating Rate Fund	Mortgage Opportunities Fund	Bond Fund	Gold Fund	Growth Fund
Prime Money Market Fund Risk				X

FIXED INCOME RISKS
Interest Rate Risk				X	X	X	X
Credit Risk				X	X	X	X
Below Investment Grade Securities Risk					X
Prepayment Risk				X		X	X
Extension Risk				X		X	X
Income Risk				X	X	X	X
Income Volatility Risk							X
Call Risk							X
Credit Spread Risk							X
Inflation Risk							X
U.S. Government Securities Risk							X
Duration and Curve Yield Risk							X
Call and Prepayment Risk					X
Covenant-Lite Loan Risk					X
Senior Loan Valuation Risk					X
Collateral Value Risk					X
Floating Rate Fund or CLO Investment Risk					X
Currency Risk					X
Financial Companies Risk					X
Private Issued Securities Risk					X
Supranational Entities Risk					X
Risk of Investing in Developed Countries					X
Treasury Obligations Risk				X
U.S. Government Obligations Risk				X
Variable and Floating Rate Instrument Risk				X
When-Issued and Delayed Delivery Securities Risk				X
Repurchase Agreements Risk				X
Foreign Exposure Risk				X
Mortgage- and Asset-Backed Securities Risks				X		X

COMMODITY & GOLD RISKS
No Income Generation Risk								X
Gold Price Volatility Risk								X
Gold ETF Tracking Risk								X
Factors Affecting Gold Prices Risk								X
Gold Mining Equity Securities Risk								X
Gold Performance Risk								X

Risk Category & Name	S&P 500 Fund	Nasdaq 100 Fund	Magnificent 7 Fund	Short Term Income Fund	Floating Rate Fund	Mortgage Opportunities Fund	Bond Fund	Gold Fund	Growth Fund
GLD-SPECIFIC RISKS
GLD Trading Risk								X
Indirect Investment in GLD								X
No 1940 Act Protections Risk								X

ACQUIRED FUND FEES
Acquired Fund Fees and Expenses Risk	X	X	X	X	X	X	X	X	X
Acquired Fund Fees and Expenses (Money Market Layer)				X

STRUCTURAL/OPERATIONAL RISKS
Rebalancing Risk	X	X	X	X	X	X	X	X	X
Asymmetric Volatility Profile Risk				X
Non-Diversification Risk	X	X	X	X	X	X	X	X	X
Liquidity Risk					X		X
Illiquid Investments Risk				X	X
High Portfolio Turnover Risk						X			X
Limited Issuer Risk			X
Index-Related Risk						X	X		X
Index Sampling Risk							X		X
Management Risk	X	X	X	X	X	X	X	X	X
New Fund Risk	X	X	X	X	X	X	X	X	X

ETF STRUCTURE & TRADING RISKS
ETF Structure and Trading Risks	X	X	X	X	X	X	X	X	X
Absence of an Active Market Risk	X	X	X	X	X	X	X	X	X
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk	X	X	X	X	X	X	X	X	X
Cash Transaction Risk	X	X	X	X	X	X	X	X	X
Cost of Buying or Selling Shares Risk	X	X	X	X	X	X	X	X	X
Fluctuation in NAV Risk	X	X	X	X	X	X	X	X	X
Trading Issues Risk	X	X	X	X	X	X	X	X	X

Note: This chart identifies the principal risks associated with each Fund in the Bergstrom Financial Group Trust. All Funds share common Bitcoin and cryptocurrency-related risks due to their 50% allocation to Bitcoin exposure through Bitcoin ETFs. The non-Bitcoin component of each Fund determines the additional risks specific to that Fund.

Bitcoin Risk. The Bitcoin network has a relatively short history compared to traditional commodities and currencies. There is no assurance that use or acceptance of Bitcoin will continue to grow. A contraction in use or adoption of Bitcoin may result in increased volatility or a reduction in the price of Bitcoin, which would likely hurt the value of the Shares. Sales of newly created or “mined” Bitcoin may cause the price of Bitcoin to decline, which could negatively affect an investment in the Shares. Bitcoin trading prices experience high levels of volatility, and in some cases, such volatility has been sudden and extreme. Due to such volatility, Shareholders could lose all or substantially all of the Bitcoin component of their investment in the Fund in a very short period, even within the course of one day. Shareholders who invest in the Fund should actively monitor their investments. The Bitcoin network could cease to be a focal point for developer activity. There is no assurance that the most active developers who participate in monitoring and upgrading the software protocols on which the Bitcoin network is based will continue to do so in the future, which could damage the network or reduce Bitcoin’s competitiveness with competing digital assets or blockchain protocols. Disruptions at Bitcoin spot markets and in the Bitcoin futures markets could adversely affect the availability or price of Bitcoin.

From time to time, developers may suggest changes to the Bitcoin software. If a sufficient number of users and miners opt not to adopt the changes, a new digital asset may be created that operates on an earlier version of the Bitcoin software. This is often referred to as a “fork.” Bitcoin has been forked numerous times to launch new digital assets. Additional hard forks of the Bitcoin blockchain could impact demand for Bitcoin or other digital assets, potentially adversely affecting the Fund’s Bitcoin futures. A fork in the Bitcoin network could adversely affect the market for Bitcoin futures in which the Fund invests, and therefore, the Fund’s investment.

Bitcoin exchanges and other trading venues where bitcoin trades are relatively new and, in most cases, largely unregulated, which may therefore be more exposed to fraud and failure than established, regulated exchanges for securities and derivatives. Bitcoin exchanges have in the past, and may in the future, stop operating or permanently shut down due to fraud, cybersecurity issues, manipulation, technical glitches, hackers, or malware, which may also affect the price of bitcoin and thus the Fund’s indirect investment in bitcoin. All networked systems are vulnerable to various kinds of attacks. Like any computer network, the Bitcoin network has certain flaws. For example, the Bitcoin network is currently vulnerable to a “51% attack” where, if a mining pool were to gain control of more than 50% of the “hash” rate, or the amount of computing and process power being contributed to the network through mining, a malicious actor would be able to gain full control of the network and the ability to manipulate the blockchain. A small number of holders may hold a significant portion of bitcoin, sometimes referred to as “whales.” These holders can manipulate the price of Bitcoin. As a digital asset, bitcoin is subject to cybersecurity risks, including the risk that malicious actors will exploit flaws in its code or structure that will allow them to, among other things, steal bitcoin held by others, control the blockchain, steal personally identifying information, or issue significant amounts of bitcoin in contravention of the Bitcoin protocols.

The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of Bitcoin and Bitcoin Futures and, therefore, the value of an investment in the Fund. Additionally, the Bitcoin network’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin network. Any technical disruptions or regulatory limitations that affect Internet access may hurt the Bitcoin network, the price of Bitcoin, Bitcoin Futures, and the value of an investment in the Fund.

Bitcoin Regulatory Risk. The regulatory status of Bitcoin and other digital assets is uncertain and evolving, which could negatively impact the Fund’s investments and ability to achieve its investment objective. Bitcoin and digital assets operate in a rapidly evolving regulatory environment, where multiple federal agencies assert jurisdiction over different aspects of digital assets. This creates uncertainty and a potential for conflicting interpretations that could adversely affect Bitcoin markets and the Bitcoin ETFs in which the Fund invests. Federal, state, or foreign governments could impose restrictions or outright prohibitions on the acquisition, ownership, use, transfer, or redemption of Bitcoin, including banning transactions, prohibiting financial institutions from facilitating Bitcoin-related activities, or imposing transaction taxes or capital controls, any of which could cause Bitcoin prices to decline substantially and significantly harm the Fund’s performance. Changes in laws or regulations could adversely affect the underlying Bitcoin ETFs by imposing additional compliance burdens, operational restrictions, increased costs, new custody or security requirements, changes to tax treatment, or, in extreme cases, could result in Bitcoin ETFs being delisted from exchanges or forced to liquidate their holdings at unfavorable prices. Regulatory actions against Bitcoin ecosystem participants such as cryptocurrency exchanges, custodians, miners, and payment processors could disrupt Bitcoin markets, reduce trading volume, impair price discovery, affect Bitcoin network functionality, slow mainstream adoption, or disrupt the operations of the underlying Bitcoin ETFs. International regulatory developments, including restrictions in major economies or coordinated international regulatory action, could reduce global Bitcoin demand and liquidity even if U.S. regulations remain favorable, and regulatory uncertainty may discourage institutional adoption, limit the development of Bitcoin-related financial products, or result in reduced market liquidity, all of which could negatively impact the Fund’s Bitcoin ETF holdings and its ability to achieve its investment objective.

Bitcoin ETF Tracking Risk. The Fund obtains Bitcoin exposure by holding shares of Bitcoin ETFs rather than holding Bitcoin directly, and Bitcoin ETFs may not perfectly track the spot price of Bitcoin, which could cause the Fund’s performance to differ from a hypothetical direct investment in Bitcoin. Bitcoin ETFs may experience tracking error due to various factors including management fees and operating expenses charged by the underlying ETFs, timing differences between when Bitcoin ETF shares trade on exchanges and when Bitcoin trades on spot markets (which operate 24/7 while U.S. equity markets have limited hours), and differences in valuation methodologies used to calculate Bitcoin ETF net asset values versus spot Bitcoin prices across various cryptocurrency exchanges. Bitcoin ETF shares may trade at premiums or discounts to their net asset value due to supply and demand imbalances, market volatility, liquidity constraints, or the efficiency of the ETF’s creation and redemption mechanism, meaning the Fund may pay more or receive less than the underlying Bitcoin value when buying or selling Bitcoin ETF shares. Operational factors such as the Bitcoin ETF’s cash management practices, the impact of creation and redemption activity, regulatory requirements, custody arrangements, and the costs associated with accessing Bitcoin markets can further contribute to tracking differences between Bitcoin ETF performance and spot Bitcoin price movements. Because the Fund invests in Bitcoin ETFs rather than Bitcoin directly, the Fund experiences a layered structure where tracking error at the Bitcoin ETF level compounds with the Fund’s own rebalancing and operational considerations, potentially resulting in cumulative performance deviation from both the spot Bitcoin price and from what the Fund’s performance would have been with direct Bitcoin holdings. As a result of these factors, the Fund may underperform a hypothetical direct investment in Bitcoin, and during periods of high market volatility or stress, tracking error may increase significantly, causing the Fund’s Bitcoin exposure to deviate more substantially from spot Bitcoin price movements.

Bitcoin ETF Selection and Concentration Risk. The Fund’s performance depends significantly on the portfolio manager’s selection of Bitcoin ETFs. Concentrating in a limited number of Bitcoin ETFs exposes the Fund to risks specific to those products and their issuers. The Fund will invest in a select number of Bitcoin ETFs to achieve its 50% Bitcoin allocation. The portfolio manager’s choice of which Bitcoin ETFs to hold will impact the Fund’s performance, costs, tracking accuracy, and risk profile, as different Bitcoin ETFs may have varying fee structures, liquidity profiles, tracking methodologies, custody arrangements, and operational efficiencies. By concentrating investments in a limited number of Bitcoin ETFs rather than diversifying across all available Bitcoin ETFs or holding Bitcoin directly, the Fund becomes more susceptible to issuer-specific risks, including operational failures, management decisions, changes in fee structures, regulatory actions against specific ETF sponsors, or problems with a particular ETF’s service providers, such as custodians or authorized participants. If a Bitcoin ETF held by the Fund experiences operational difficulties, significant tracking error, is delisted, suspends creations or redemptions, or is forced to liquidate, the Fund may need to rapidly transition to alternative Bitcoin ETFs, potentially incurring transaction costs, experiencing periods without full Bitcoin exposure, or realizing losses if the transition occurs during unfavorable market conditions. The Bitcoin ETF market is relatively new, and the number of available products is limited, which may constrain the portfolio manager’s ability to diversify across multiple Bitcoin ETF issuers or to find suitable replacement products if problems arise with the Fund’s selected Bitcoin ETFs, potentially resulting in concentration risk that would not exist in more established and diverse ETF markets. Additionally, because the Fund will hold the same Bitcoin ETFs across all nine series of the Trust, any problems affecting the selected Bitcoin ETFs will simultaneously impact all series, creating correlated risks across the entire Trust that could affect the Fund’s ability to achieve its investment objective.

Indirect Bitcoin Custody Risk. The Fund does not directly control the custody of Bitcoin but instead relies entirely on the custody practices, controls, and insurance arrangements of the underlying Bitcoin ETFs in which it invests, as well as their custodians. The Fund has no direct contractual relationship with, nor the ability to monitor or influence, these Bitcoin custodians. Because the Fund invests in Bitcoin ETFs rather than holding Bitcoin directly, it is exposed to multiple layers of custody risk. It cannot select custodians, negotiate custody terms, verify custody practices, monitor security protocols, or ensure adequate insurance coverage for the Bitcoin underlying its investments, making the Fund entirely dependent on the custodial decisions and risk management practices of third-party Bitcoin ETF issuers. If an underlying Bitcoin ETF experiences a custody failure, including theft of Bitcoin through hacking or cyberattack, loss of private keys necessary to access Bitcoin holdings, destruction of Bitcoin through operational error, fraud or misappropriation by custodian employees or insiders, bankruptcy or insolvency of the custodian, or any other compromise of its Bitcoin holdings, the Fund will suffer losses proportionate to its investment in that Bitcoin ETF, and the Fund will have no direct recourse against the custodian. Bitcoin held by digital asset custodians is not protected by traditional safeguards such as Securities Investor Protection Corporation (SIPC) insurance, which protects securities held by broker-dealers, or Federal Deposit Insurance Corporation (FDIC) insurance, which protects bank deposits, meaning that if Bitcoin is lost, stolen, or destroyed, investors may have no insurance protection and recovery may be limited or impossible even if the custodian maintains private insurance coverage. The Bitcoin custody industry is relatively new and continues to evolve. Custodians may lack the established track record, regulatory oversight, operational controls, and institutional safeguards present in traditional securities custody, creating heightened risks of operational failures, security breaches, or inadequate risk management practices that could result in partial or total loss of the Bitcoin underlying the Fund’s Bitcoin ETF investments.

Lack of Direct Bitcoin Ownership Risk. Shareholders do not have any direct ownership interest in Bitcoin, and the Fund’s structure means shareholders lack certain rights and flexibilities that would exist with direct Bitcoin ownership. The Fund holds shares of Bitcoin ETFs and Bitcoin-correlated equity securities, rather than holding Bitcoin itself. This means shareholders have only indirect, derivative exposure to Bitcoin through multiple intermediary layers and cannot withdraw, transfer, or take physical or digital delivery of Bitcoin from the Fund. Shareholders have no control over or access to any private keys associated with Bitcoin, cannot direct how Bitcoin is held or secured, have no voting rights or other direct claims with respect to the Bitcoin held by the underlying Bitcoin ETFs, and cannot use their Fund investment to make Bitcoin transactions, purchases, or transfers in the manner that direct Bitcoin holders can. The value of Fund shares is derived entirely from the indirect exposure to Bitcoin through the underlying Bitcoin ETFs rather than from any direct ownership of Bitcoin, meaning shareholders bear the economic risks of Bitcoin price movements without the benefits of direct ownership such as the ability to self-custody assets, participate directly in the Bitcoin network, transfer Bitcoin peer-to-peer, or use Bitcoin for transactions or as collateral. While this structure is necessary for the Fund’s compliance with the Investment Company Act of 1940 and to maintain the Fund’s status as a regulated investment company under the Internal Revenue Code, it creates additional layers of intermediation, dependencies on third-party service providers, and structural complexities that direct Bitcoin ownership would avoid, and shareholders seeking direct Bitcoin ownership or control should consider alternative investment approaches rather than investing in the Fund.

Bitcoin-Correlated Equity Securities Risk. When the Fund invests in equity securities of companies whose business operations or stock prices are correlated with Bitcoin, the Fund is exposed to company-specific risks in addition to Bitcoin price risk, and these companies face operational, management, competitive, regulatory, and financial risks that could cause their stock prices to decline even if Bitcoin prices increase. Companies with Bitcoin-related business models, such as MicroStrategy (which holds significant Bitcoin on its balance sheet), Bitcoin mining companies, cryptocurrency exchanges, blockchain infrastructure providers, and digital asset service companies, are subject to risks including management decisions and execution capabilities, operational inefficiencies or failures, competitive pressures from new entrants or established competitors, changes in business strategy, financial leverage or liquidity constraints, and regulatory actions or restrictions specific to their operations that may cause their stock prices to perform poorly regardless of Bitcoin price movements. For example, a Bitcoin mining company’s stock price may decline due to increased electricity costs that reduce profit margins, equipment failures or obsolescence that impair mining capacity, difficulty in accessing capital for expansion, regulatory restrictions on mining operations in key jurisdictions, or operational inefficiencies even during periods when Bitcoin prices are rising and mining should theoretically be more profitable. The correlation between these companies’ stock prices and Bitcoin prices may weaken, break down entirely, or even turn negative due to company-specific factors, changes in market sentiment, shifts in business models, or broader equity market conditions, meaning the Fund may not achieve the intended Bitcoin exposure through these equity holdings and could experience losses on both its Bitcoin ETF holdings and its Bitcoin-correlated equity positions simultaneously. Many Bitcoin-related companies are relatively new, with limited operating histories, unproven business models, and nascent corporate governance structures, all of which increase the risk of business failure. This heightened risk profile makes these investments more volatile compared to those of established companies in traditional sectors. The failure or significant decline of any such company could materially impact the Fund’s performance and ability to achieve its investment objective.

Cryptocurrency Market Volatility Risk. The prices of cryptocurrencies have historically been highly volatile, and the value of the Fund’s cryptocurrency exposure and therefore the value of an investment in the Fund could decline significantly and without warning, including potentially to zero. Cryptocurrency markets, including Bitcoin, have experienced and may continue to experience extreme price volatility with substantial price swings occurring over short time periods, including intraday fluctuations of 10% or more and longer-term drawdowns exceeding 50% or even 80% from peak prices, driven by factors such as changes in supply and demand dynamics, speculative trading activity, shifts in investor sentiment, regulatory developments, macroeconomic conditions, technological changes, security breaches, and market manipulation. This extreme volatility significantly exceeds the historical volatility of traditional asset classes such as stocks and bonds, meaning the Fund’s net asset value may fluctuate dramatically. Investors could experience substantial losses in a short period, potentially losing a significant portion or even all of the value attributable to the Fund’s cryptocurrency exposure, depending on the severity and duration of price declines. The cryptocurrency markets are still relatively nascent and less mature than traditional financial markets, with lower liquidity, less regulatory oversight, greater susceptibility to market manipulation, fewer institutional participants and stabilizing mechanisms, and higher sensitivity to news events and social media sentiment, all of which contribute to heightened price volatility that can be exacerbated during periods of market stress when liquidity may deteriorate further. Because the Fund maintains approximately 50% exposure to cryptocurrency through Bitcoin ETFs, the volatility of cryptocurrency prices will have a substantial impact on the Fund’s overall performance and net asset value. This volatility may be compounded during periods when cryptocurrency prices and equity prices decline simultaneously, potentially resulting in significant losses across both components of the Fund’s portfolio. If you are not prepared to accept significant and unexpected changes in the value of the Fund, the possibility of substantial short-term and long-term losses, and the risk that you could lose your entire investment in the cryptocurrency component of the Fund or a substantial portion of your total investment in the Fund, you should not invest in it.

Equity Risk. The value of equity securities may decline due to general market conditions unrelated to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, fluctuations in interest or currency rates, or adverse investor sentiment. The prices of equity securities fluctuate, sometimes widely, in response to activities specific to the security issuer. Equity securities generally have greater price volatility than fixed-income securities. Returns from large-capitalization stocks may lag behind those from the overall stock market. Large-cap stocks tend to experience cycles of performing better or worse than other segments of the stock market or the market as a whole. These periods have, in the past, lasted several years.

Large-Cap Company Risk. The Fund primarily invests in large-capitalization companies. Large-cap companies may struggle to respond quickly to new competitive challenges or achieve the high growth rates of successful smaller companies. Large-cap stocks as an asset class may underperform other segments of the equity market or the equity market as a whole. During periods when smaller-cap stocks are outperforming, the Fund’s large-cap focus may result in underperformance relative to the broader equity market.

Mega-Cap Company Risk. All seven companies in the Magnificent 7, and therefore in the Fund’s equity allocation, are mega-cap companies with market capitalizations exceeding $500 billion (and in some cases exceeding $2 trillion). These companies face unique risks that could adversely affect the Fund’s performance. Mega-cap companies face market saturation challenges where their enormous size makes finding new growth opportunities increasingly difficult, as they have already penetrated most available markets and customer segments. Their growth rates may slow over time as the law of large numbers makes it mathematically harder to achieve meaningful percentage growth on such massive revenue bases, potentially causing their stock prices to stagnate or decline even if absolute earnings continue to grow. These companies face heightened regulatory scrutiny and antitrust pressure, particularly technology companies, from regulators in the United States, European Union, and other jurisdictions who view their market dominance as potentially anticompetitive, which could result in forced business divestitures, operational restrictions that limit their business models, significant fines or penalties that impact profitability, or mandated changes to their products or services that reduce their competitive advantages and profit margins. Due to their massive size, mega-cap companies may be unable to achieve the high growth rates of smaller, more nimble companies, may have difficulty responding quickly to disruptive market changes or new competitive threats, and may face organizational complexity and bureaucratic challenges that slow innovation and decision-making, all of which could cause them to underperform smaller-cap stocks during periods when investors favor growth or when market conditions favor agility over scale. Because these companies are widely followed by analysts, heavily traded by institutional investors, and subject to intense media scrutiny, they face enormous pressure to consistently meet or exceed quarterly earnings expectations, and even small disappointments relative to consensus estimates or minor changes in forward guidance can trigger significant stock price declines as market participants rapidly adjust their valuations based on any perceived weakness in the business trajectory. These mega-cap companies represent substantial percentages of major market indices such as the S&P 500 and Nasdaq-100, meaning passive investment flows into and out of index funds can significantly impact their stock prices independent of company-specific fundamentals, creating potential price distortions where valuations are driven more by technical factors and fund flows than by underlying business performance. Any broad shift away from passive index investing or changes in index composition methodology could disproportionately affect these stocks and the Fund’s performance.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors; therefore, the Fund’s performance could be negatively impacted by events affecting each of these sectors.

●	Communication Services Sector Risk. The Fund’s assets will have significant exposure to the Communication Services Sector, which means the Fund will be more affected by the performance of the Communication Services Sector than a fund that is more diversified. Market or economic factors impacting companies in the Communication Services Sector that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of communication services companies and companies that rely heavily on technology is particularly vulnerable to research and development costs, substantial capital requirements, product and services obsolescence, government regulation, and domestic and international competition, including competition from foreign competitors with lower production costs. Stocks of communication services companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the Communication Services Sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. While all companies may be susceptible to network security breaches, certain companies in the Communication Services Sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

●	Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, textiles, and apparel. The services segment includes hotels, restaurants, and other leisure facilities, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions, and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and is also affected by economic growth, consumer confidence, attitudes, and spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

●	Information Technology Sector Risk. The Information Technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment, instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources, or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the Information Technology Sector are heavily dependent on intellectual property, and the loss of patent, copyright, and trademark protections may adversely affect the profitability of these companies.

●	Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Technology Sector. The Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment, such as communications equipment, computers and peripherals, electronic equipment, and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions, and/or increased competition affecting the Technology Sector. The prices of the securities of companies operating in the Technology Sector are closely tied to market competition, increased sensitivity to short product cycles, aggressive pricing, and problems with bringing products to market.

Technology Sector Concentration Risk. The Nasdaq-100 Index is heavily concentrated in technology and technology-related companies, and because the Fund seeks exposure to this index, the Fund will have significant exposure to the technology sector and will be subject to risks specifically affecting that sector. Technology companies face rapid obsolescence due to intense competition, accelerating technological innovation, changing consumer preferences, and shorter product life cycles, meaning products or services that are market-leading today can become outdated or displaced quickly by new technologies, competitors, or shifts in customer demand, which can cause revenue and profitability to decline suddenly and stock prices to fall sharply. These companies face increased regulatory scrutiny from governments worldwide regarding data privacy and protection, antitrust concerns related to market dominance and competitive practices, content moderation and platform liability, artificial intelligence safety and governance, cybersecurity requirements and incident disclosure, and cross-border data transfer restrictions, any of which could result in significant fines, operational limitations, forced business model changes, or increased compliance costs that materially impact profitability and growth prospects. Technology companies are frequent targets of cyber-attacks, hacking attempts, ransomware, and data breaches due to the valuable data they hold and their critical role in digital infrastructure, and successful attacks can result in substantial financial losses from business interruption, theft of intellectual property or customer data, regulatory penalties under data protection laws, litigation costs, remediation expenses, and long-term reputational damage that reduces customer trust and market value. The success of technology companies often depends heavily on intellectual property protections including patents, copyrights, trademarks, and trade secrets, which may be challenged in litigation, invalidated by courts or patent offices, circumvented by competitors through design-arounds or alternative approaches, or rendered less valuable by technological changes, and companies may face significant costs defending their intellectual property or responding to infringement claims from others. The Nasdaq-100 Index’s performance is heavily influenced by a small number of very large technology companies (often referred to as “mega-cap tech” stocks), meaning poor performance by just a few companies can significantly impact the entire index and the Fund’s returns, creating concentration risk where the Fund’s technology sector exposure is not evenly distributed but instead dominated by a handful of stocks whose individual performance has outsized effects on the Fund’s overall performance, and when the technology sector underperforms other sectors or the broader market due to factors such as rising interest rates that disproportionately affect high-growth stocks, sector rotation by investors, regulatory headwinds, or declining earnings growth, the Fund’s performance will be negatively impacted more significantly than a more diversified fund with balanced sector exposure, and the Fund may experience greater volatility than funds with broader sector diversification.

Concentration Risk. To the extent a Fund concentrates in the securities of issuers in a particular industry, such Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries and may face more risks than if it were diversified more broadly over numerous industries. Such industry-based risks, any of which may adversely affect a Fund may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry may be out of favor and underperform other industries or the market as a whole. For information about the industries to which a Fund has concentrated exposure, please see such Fund’s Summary section.

●	Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The automotive industry can also be significantly affected by labor relations and fluctuating component prices. Companies in the automotive industry, particularly those in the electric vehicles industry, may be affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. While most of the major manufacturers are large, financially strong companies, many others are small and can be non-diversified in both product line and customer base. Additionally, developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if any. Companies in the automotive industry may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products, can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. Legislative or regulatory changes and increased government supervision also may affect companies in the automotive industry.

●	E-Commerce Discretionary Industry Risk. The E-Commerce Discretionary Industry includes retailers, retail outlets, and wholesalers offering a wide variety of products or specializing in a single class of goods (e.g., computers, apparel, home improvement, etc.). Companies in the E-Commerce Discretionary Industry are dependent on consumer spending, the availability of disposable income, changing consumer tastes and preferences, consumer demographics, general economic conditions, internal infrastructure, and on the availability, reliability, and security of the Internet and related systems. Critical systems and operations may be vulnerable to damage or interruption from natural disasters, power loss, telecommunications failure, terrorist attacks, cyber-attacks, acts of war, break-ins, and similar events. In addition, legislative or regulatory changes and increased government supervision may affect companies in the E-Commerce Discretionary Industry. The E-Commerce Discretionary Industry is a separate industry within the Consumer Discretionary Sector.

●	Internet Media & Services Industry Risk. The Internet Media & Services Industry includes companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements, including search engines, social media and networking platforms, online classifieds, and online review companies. The prices of the securities of companies in the Internet Media & Services Industry are closely tied to the performance of the overall economy and may be affected by changes in general economic growth, consumer confidence, and consumer spending. Changes in demographics and consumer tastes also may affect the success of companies in the Internet Media & Services Industry. In addition, legislative or regulatory changes and increased government supervision may affect companies in the Internet Media & Services Industry. The Internet Media & Services Industry is a separate industry within the Communications Sector.

●	Semiconductors Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor industry have been and likely will continue to be extremely volatile.

●	Software Industry Risk. The Software Industry includes companies that publish and distribute software for the business or consumer markets, as well as companies that provide consulting or integration services to other businesses relating to information technology, including computer-system design, system integration, network and systems operations, cloud computing, distributed ledger technology consulting and integration, data management and storage, repair services, and technical support. In addition, the Software Industry includes companies involved in digital platforms that primarily generate revenue from advertising, content delivery, and other virtual products for consumers. Companies in the Software Industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment, or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Patent protection is integral to the success of many companies in this industry. In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. The Software Industry is a separate industry within the Technology Sector.

●	Technology Hardware Industry Risk. The Technology Hardware Industry includes companies that manufacture and distribute computers, servers, mainframes, peripheral devices (e.g., keyboard, mouse, etc.), high-technology components (e.g., circuit boards), and electronic office equipment. In addition, companies in the Technology Hardware Industry include producers and distributors of semiconductors and other integrated chips, other products related to the semiconductor industry, such as motherboards, and manufacturers of high-technology tools and/or equipment used in the creation of semiconductors, photonics, wafers, and other high-technology components. The companies in the Technology Hardware Industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees, and the availability and price of components. The market for products produced by companies in the Technology Hardware Industry is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards, and frequent new product introductions. The success of these companies depends in substantial part on the timely and successful introduction of new products. The success of these companies depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many of the companies in the Technology Hardware Industry rely on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. The Technology Hardware Industry is a separate industry within the Technology Sector.

Growth Stock Risk. Growth stocks may be more volatile than value stocks or the overall equity market. Growth stocks tend to be more sensitive to changes in future earnings expectations, and when these expectations are not met, growth stocks can experience sharp price declines. Growth stocks may trade at higher price-to-earnings ratios than the broader market, making them more vulnerable to price declines if earnings disappoint or market sentiment shifts. During periods when value stocks outperform growth stocks, the Fund’s performance may lag.

Index Tracking Risk. Certain Funds seek to replicate the performance of a certain Index for its equity allocation; however, the Fund’s returns may not match the index returns for various reasons. Transaction costs, rebalancing activities, Fund expenses, timing differences, and the Fund’s inability to hold all index securities in exact proportions may cause the Fund to underperform the Index. The Fund may also underperform the index if it is required to sell securities at inopportune times to meet redemptions or to maintain its desired allocation.

Correlation Risk. In certain Funds, the companies in the Fund’s equity allocation tend to be highly correlated with one another, meaning their stock prices often move in the same direction simultaneously, which reduces diversification benefits and increases the Fund’s volatility and downside risk. The equity holdings in the Fund are concentrated in a small number of mega-cap technology companies that share similar business characteristics, investor bases, market sensitivities, and economic drivers, causing their stock prices to exhibit high correlation, where they tend to rise and fall together rather than providing diversification benefits that would occur if the companies’ returns were independent or negatively correlated. This high correlation means that during market downturns, sector weakness, or periods of stress in the technology sector—such as during rising interest rates that disproportionately affect growth stocks, increased regulatory scrutiny of large technology companies, shifts in investor sentiment away from technology stocks, or broader risk-off market environments—all of the Fund’s equity holdings may decline simultaneously, providing no offset to losses and potentially causing steep declines in the equity portion of the Fund’s portfolio. Historical data demonstrates that correlation among mega-cap technology companies has been elevated and tends to increase further during periods of market stress, financial crises, or sector-specific shocks, precisely when diversification would be most valuable to investors, meaning the Fund may experience concentrated losses during the periods when protection is most needed.

Key Person Risk. Several of the companies in the Fund’s equity allocation are closely associated with visionary CEOs and founders whose leadership and reputation are integral to their companies’ success, and the departure, death, disability, or negative publicity surrounding these key individuals could adversely affect the performance of these companies’ stocks and therefore the Fund’s performance. Companies such as Tesla (Elon Musk), Meta (Mark Zuckerberg), and others in the Fund’s equity holdings have been built around charismatic leaders whose strategic vision, innovative capabilities, and personal brands are deeply intertwined with investor confidence and market valuations, meaning these individuals are often viewed by investors as irreplaceable drivers of their companies’ competitive advantages and future growth prospects, and their unexpected departure due to resignation, death, disability, retirement, or pursuit of other interests could create leadership uncertainty, disrupt strategic initiatives, and lead to significant stock price declines as investors reassess the company’s prospects without that individual’s leadership. Negative publicity surrounding key individuals, including legal troubles, regulatory investigations, controversial statements or behaviors, or reputational damage from personal conduct, can adversely affect their companies’ stock prices even when unrelated to business operations, as investors may fear distraction from business priorities, regulatory scrutiny, loss of customer confidence, or damage to brand reputation by association. The Fund’s concentrated exposure to a small number of companies amplifies key person risk because the Fund holds only seven equity positions (or fewer depending on the specific Fund), meaning that adverse developments affecting even one or two key individuals could have a disproportionately large impact on the Fund’s overall performance, and unlike a diversified fund with dozens or hundreds of holdings where key person risk would have minimal portfolio impact, the Fund’s concentration means that key person issues could result in substantial losses.

Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. To the extent that a Fund makes investments in a limited number of countries, events in those countries will have a more significant impact on the Fund. The risks of investing in non-U.S. securities include the following, any of which may have an adverse impact on a Fund:

●	Less liquid markets, which may make valuing securities more difficult;

●	Greater market volatility;

●	Government intervention in issuers’ operations or structure

●	Government expropriation or nationalization of assets;

●	Exchange rate fluctuations and exchange controls;

●	Limitations on foreign ownership of securities;

●	Imposition of withholding or other taxes;

●	Restrictions on the repatriation of capital;

●	Higher transaction and custody costs;

●	Foreign market trading hours, different clearing and settlement procedures, and holiday schedules, which may limit a Fund’s ability to engage in portfolio transactions;

●	Less regulation of the securities and other financial markets;

●	Less availability of public information about issuers;

●	Weaker accounting, audit, disclosure, and financial reporting requirements and the risk of being delisted from U.S. exchanges;

●	Difficulties in enforcing contractual obligations; and

●	Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities, and shareholder rights that are less robust than those that apply in the U.S.

Withholding Tax Reclaims Risk. A Fund that holds non-U.S. securities may file claims to recover withholding tax on dividend and interest income (if any) received from issuers in certain countries where such withholding tax reclaim is possible. Whether or when a Fund will receive a withholding tax refund is within the control of the tax authorities in such countries. Where a Fund expects to recover withholding tax based on a continuous assessment of the probability of recovery, the Fund’s NAV generally includes accruals for such tax refunds. Funds continue to evaluate tax developments for potential impact on the probability of recovery. If the likelihood of receiving a tax refund materially decreases, such as due to a change in tax regulation or approach, accruals in a Fund’s NAV for such refunds may be written down partially or in full, which will adversely affect the Fund’s NAV. Investors in a Fund at the time when an accrual is written down will bear the impact of any resulting reduction in NAV, regardless of whether they were investors during the accrual period. Conversely, if a Fund receives a tax refund that was not previously accrued, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from any such NAV increase.

Small-Cap and Mid-Cap Company Risk. To the extent that the Fund invests in small-cap or mid-cap growth stocks to capture higher growth potential, these investments involve additional risks compared to large-cap stocks, which could adversely affect the Fund’s performance. Small and mid-cap stocks typically experience greater price volatility than large-cap stocks due to their smaller market capitalizations, less established market positions, greater sensitivity to company-specific developments, and thinner trading volumes that amplify price movements, meaning the Fund’s net asset value may fluctuate more significantly when holding these securities compared to investing exclusively in large-cap stocks. These smaller companies often have lower trading volumes, wider bid-ask spreads, and limited market depth, which can make their stocks difficult to buy or sell quickly without significantly affecting prices, particularly during periods of market stress when liquidity can deteriorate further, potentially forcing the Fund to execute trades at unfavorable prices or preventing the Fund from adjusting positions as desired to meet redemptions or maintain target allocations. Many small and mid-cap growth companies have limited operating histories, unproven business models, newer products or services with uncertain market acceptance, and less established competitive positions, which makes their future prospects more uncertain and increases the risk that they may fail to achieve projected growth or profitability. Smaller companies typically have less financial flexibility with smaller cash reserves, higher debt-to-equity ratios, more limited access to capital markets for financing growth or weathering downturns, and greater vulnerability to economic slowdowns, credit market disruptions, or industry-specific challenges that could threaten their financial stability or survival. Small and mid-cap companies may lack the management depth, operational infrastructure, sophisticated systems and controls, brand recognition, and financial resources of larger companies, creating higher business execution risk where operational missteps, competitive pressures, or market changes could significantly impact their business performance. They face higher rates of business failure than large-cap companies, meaning the Fund could experience total or near-total losses on investments in companies that fail, file for bankruptcy, or see their stock prices decline to minimal values. Smaller companies often have limited or no analyst coverage, making it more difficult for investors to obtain independent research and analysis about these companies’ prospects, which increases information asymmetry and valuation uncertainty that could result in the Fund paying too much for securities or missing warning signs of deteriorating fundamentals.

Growth Securities Risk. Growth securities are those issued by companies whose earnings growth potential appears to be greater than the market in general and whose revenue growth is expected to continue for an extended period of time. Growth securities may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in market value. The prices of growth securities may be more volatile than those of other types of investments and can decline rapidly and significantly in reaction to negative news. Growth securities may underperform value securities and other types of assets, as well as the overall stock market. Under certain market conditions, growth securities have performed better during the later stages of economic recovery; however, there is no assurance that they will continue to do so. Growth securities typically do not pay a dividend, which can help cushion stock prices in market downturns and reduce potential losses. Growth securities may fluctuate in favorability over time, which could impact the performance of a Fund with such holdings.

Healthcare/Biotechnology: To the extent the Fund invests in healthcare and biotechnology, these investments are subject to sector-specific risks that could adversely affect the Fund’s performance. Drug and medical device approvals by the Food and Drug Administration (FDA) or foreign regulatory authorities are highly uncertain, time-consuming processes that can take many years and require substantial capital investment, and pharmaceutical and biotechnology companies face clinical trial risk where drug candidates may fail at any stage of development due to insufficient efficacy, unacceptable side effects, or adverse events, resulting in dramatic stock price declines as failed drug candidates can render years of research and development expenditures worthless, and loss of patent protection exposes previously protected drugs to generic competition, which typically results in rapid and substantial erosion of sales and profitability as generic manufacturers can offer the same drug at significantly lower prices. Healthcare companies face increasing pricing pressure and scrutiny from governments, insurance companies, and public advocacy groups, which could result in mandated price reductions or other measures that significantly reduce profitability, and changes in insurance coverage policies, government reimbursement rates under Medicare and Medicaid, or healthcare reform legislation could adversely affect revenues by reducing payments for products or services or imposing new costs and compliance burdens that reduce profit margins.

Consumer Goods and Services Companies Risk. Many consumer goods and services companies (“consumer companies”) rely heavily on disposable household income and consumer spending. They may be impacted by social trends, marketing campaigns, demographic shifts, and other factors that affect consumer preferences and demand. In addition, damage to a brand or a reputation crisis can have a substantial adverse impact on consumer companies.

Certain consumer companies, such as those providing discretionary goods or services, may be more heavily dependent on business cycles, overall economic conditions, and consumer confidence. Many consumer goods and services are subject to government regulation, and the related compliance costs can be substantial. Consumer companies also face the risk of product liability claims. Consumer companies also may be adversely affected by volatility in commodity prices, supply chain disruptions, and labor shortages.

Money Market Fund Investment Risk. The Fund invests in shares of money market funds, which in turn invest in short-term debt instruments. However, money market funds are subject to the risk that the value of their portfolio securities may decline, potentially resulting in a loss of principal for the Fund. While money market funds aim to maintain a stable net asset value of $1.00 per share through investments in high-quality, short-term debt securities, there is no guarantee that they will be able to preserve this stable value. In periods of severe market stress, credit deterioration, or liquidity crises, money market funds may experience losses that cause their net asset value to fall below $1.00 per share (known as “breaking the buck”) or may temporarily suspend redemptions to prevent runs on the fund, either of which would adversely affect the Fund’s ability to access its money market fund investments or could result in realized losses. The Fund’s investment in money market funds exposes shareholders to credit risk that issuers of securities held by the underlying money market funds—including commercial paper issuers, banks, corporations, or government-sponsored enterprises—may default on their obligations, experience credit rating downgrades, or suffer financial distress that reduces the value of their debt securities, and to interest rate risk where changes in short-term interest rates affect the yields earned by money market funds and can cause temporary fluctuations in their market values even though they invest in short-term securities. Money market funds face liquidity risk in stressed market conditions when they may have difficulty selling securities quickly without incurring losses to meet large redemption requests from shareholders, potentially forcing sales at unfavorable prices or requiring the fund to suspend redemptions. Capital preservation risk exists because money market funds seek, but cannot guarantee, the preservation of principal, meaning losses are possible if the underlying securities decline in value due to credit events, market disruptions, or other factors. Although money market funds are required to comply with strict regulatory requirements under Investment Company Act Rule 2a-7, including stringent quality standards limiting investments to high-credit-quality securities, maturity restrictions requiring a weighted average maturity of 60 days or less, and diversification requirements limiting concentration in any single issuer, these requirements do not eliminate all risks. During the 2008 financial crisis and the March 2020 COVID-19 market disruption, some money market funds experienced losses, broke the buck, required external support from their sponsors to maintain their stable net asset value, or faced significant redemption pressures that threatened their stability, demonstrating that even with regulatory protections, money market funds can suffer losses during periods of extreme market stress.

Low or Negative Yield Risk. In low-interest-rate environments, money market funds may produce very low yields, potentially approaching zero or (in extreme cases and after fees) even negative returns. When yields on money market funds are low or negative, the income-generating potential of 50% of the Fund’s portfolio is severely diminished. This means the Fund’s overall return will depend almost entirely on the performance of its Bitcoin allocation, effectively magnifying the Fund’s exposure to Bitcoin volatility. During periods of near-zero interest rates, the money market allocation may produce insufficient income to offset even a portion of the Fund’s operating expenses, further reducing overall returns.

Government Money Market Fund Risk. Suppose the Fund invests in government or treasury money market funds. In that case, these funds are limited to investing in U.S. government securities and related instruments, which reduces credit risk but also creates other risks and limitations that could adversely affect the Fund’s performance. Government money market funds typically offer lower yields than prime money market funds that can invest in a broader range of securities including commercial paper and corporate debt, meaning the Fund sacrifices potential income by investing in government money market funds. This yield disadvantage can be substantial during certain market environments, further reducing the already limited income-generating potential of the Fund’s money market allocation. Government money market funds are fully exposed to U.S. government credit risk, which is the risk that the U.S. government could default on its obligations or fail to make timely payments of principal and interest on Treasury securities. While this risk has historically been considered remote given the U.S. government’s ability to print currency and tax its citizens, periodic debt ceiling crises, political gridlock, or unprecedented fiscal deterioration could theoretically result in delayed payments or default that would cause government money market funds and therefore the Fund to experience losses. Government money market funds may experience losses if U.S. government securities decline in value due to changes in interest rates, inflation expectations, perceptions of U.S. creditworthiness, or other factors that affect Treasury security prices, even though these funds invest in instruments generally considered to be among the safest available investments. Government money market funds are sensitive to changes in U.S. fiscal and monetary policy, including Federal Reserve interest rate decisions, quantitative easing or tightening programs, changes in Treasury issuance patterns, or shifts in government spending and taxation policies, any of which could affect yields, valuations, or market dynamics in ways that reduce returns or increase volatility in the Fund’s government money market fund holdings.

Prime Money Market Fund Risk. If the Fund invests in prime money market funds, these funds invest in corporate and bank debt instruments in addition to government securities, which typically allows them to offer higher yields but subjects them to greater risks that could adversely affect the Fund’s performance. Prime money market funds face greater credit risk than government money market funds because they invest in commercial paper, certificates of deposit, and other debt issued by corporations, financial institutions, and banks, and these issuers may default on their obligations, experience credit rating downgrades, suffer financial distress, or face liquidity problems that reduce the value of their debt securities, potentially causing the prime money market fund and therefore the Fund to experience losses. Prime money market funds may impose liquidity fees on redemptions or temporarily implement redemption gates that suspend shareholders’ ability to redeem shares during periods of market stress when the fund’s weekly liquid assets fall below regulatory thresholds, meaning the Fund may be unable to access its money market fund investments when needed for rebalancing, meeting redemption requests, or other liquidity purposes, or may incur unexpected costs in the form of redemption fees that reduce returns. Institutional prime money market funds are required to use a floating net asset value rather than maintaining a stable $1.00 NAV, meaning the value of the Fund’s shares in these money market funds could fluctuate daily based on the market value of the underlying portfolio securities, introducing mark-to-market volatility into what is intended to be the stable, low-volatility component of the Fund’s portfolio and potentially requiring the Fund to recognize gains or losses when transacting in these shares. Prime money market funds face more stringent regulatory requirements and oversight than government money market funds, including enhanced liquidity requirements, stress testing obligations, and restrictions on portfolio composition and maturity, and future regulatory changes could impose additional costs, operational constraints, or limitations that reduce the attractiveness or viability of prime money market funds as investment vehicles.

Interest Rate Risk. Interest rate changes can be sudden and unpredictable, influenced by several factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and the supply and demand for fixed-income securities. Changes in interest rates may have unpredictable effects on fixed-income markets. They may result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. When interest rates rise, the value of fixed-income securities or other instruments sensitive to interest rates typically decreases. Duration is a measure of how sensitive a bond is to changes in interest rates. Fixed-income securities with longer durations tend to be more sensitive to interest rate changes, and their prices usually are more volatile than those of shorter-duration securities. For example, if a bond has a duration of five years and interest rates rise, the price of the bond will likely decline by a greater percentage than for a bond with a one-year duration. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer duration, rising interest rates may cause the value of the Fund’s investments to decline significantly, which would adversely affect the Fund’s performance.

In addition, changes in prevailing interest rates, particularly sudden and significant changes, may lead to fluctuations in the value of floating-rate debt securities, because the rates for those securities typically reset only periodically. Additionally, during periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders. Under certain market conditions, when interest rates are set at low levels and the market prices of portfolio securities have increased, a Fund may have a very low or even negative yield, which would cause the Fund to lose money under certain conditions.

Decreases in market-making capacity for fixed-income dealers may result in lower trading volumes, heightened volatility, wider bid-ask spreads, and less transparent pricing in certain fixed-income markets.

Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt instrument or the counterparty to a derivatives contract, repurchase agreement, or loan of portfolio securities will be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor its obligations.

A Fund’s portfolio may include below investment-grade bonds, which generally are subject to greater levels of credit risk than higher-rated securities. There is the chance that a Fund’s holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), or that the market’s perception of an issuer’s creditworthiness may worsen, potentially reducing the Fund’s income level and share price. Debt instruments are subject to varying degrees of credit risk, depending on the issuer’s or counterparty’s financial condition and on the terms of the obligation, which may be reflected in their credit ratings.

Below Investment Grade Securities Risk. The Fund’s floating rate allocation consists primarily of below-investment-grade securities, which involve substantially greater risks than investment-grade securities that could adversely affect the Fund’s performance. Below-investment-grade securities, commonly known as “high-yield” or “junk” bonds, have a significantly higher probability of default or bankruptcy compared to investment-grade securities because companies issue them with weaker financial profiles, less established credit histories, more aggressive business strategies, or higher leverage, and credit rating agencies assign them lower ratings (BB+ or below by S&P and Fitch, or Ba1 or below by Moody’s) reflecting these elevated default risks. These securities demonstrate greater sensitivity to economic downturns and recessions because the issuers often have less financial flexibility, smaller cash reserves, and more fragile business models that can deteriorate quickly when economic conditions weaken, consumer demand declines, or credit markets tighten, and during such periods, default rates on below-investment-grade securities historically spike significantly higher than investment-grade default rates. Below-investment-grade securities are more vulnerable to changes in interest rates and credit spreads, meaning when investors demand higher compensation for credit risk or when risk appetite declines, the prices of these securities can fall substantially even if the issuer’s fundamental credit quality has not changed. Their more speculative investment characteristics mean they are subject to greater price volatility and can experience severe value declines during periods of market stress or flight-to-quality episodes when investors abandon riskier assets. Issuers of below-investment-grade securities have less financial flexibility to manage through difficult business conditions such as revenue declines, margin compression, competitive pressures, or unexpected expenses, potentially leading to covenant violations, payment defaults, or bankruptcy filings, and these securities often have weaker covenant protection with fewer restrictions on the issuer’s ability to incur additional debt, make distributions to equity holders, sell assets, or engage in other activities that could harm creditors’ interests. These securities are often issued by highly leveraged companies with high debt-to-equity ratios, making them more vulnerable to adverse business, financial, or economic conditions because their substantial debt service obligations consume a large portion of cash flow, leaving little margin for error. The leveraged nature of these borrowers magnifies the risk of default during economic stress when revenues decline or refinancing becomes difficult or impossible, potentially resulting in significant losses or even total loss of principal for the Fund.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new, lower rates. During such periods, the management team’s reinvestment of the prepayment proceeds typically yields lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Income Risk. A Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower-yielding bonds, as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds. The Index Provider’s substitution of bonds in the Underlying Index may occur, for example, when the time to maturity for the bond no longer matches the Underlying Index’s stated maturity guidelines.

Income Volatility Risk. While bonds are generally considered income-producing investments, the income generated by the Fund’s bond allocation may fluctuate significantly over time, and the Fund’s income stream is not fixed or guaranteed. Still, it will vary based on changes in portfolio composition and the interest rate environment. As bonds in the Fund’s portfolio mature or are sold, the proceeds must be reinvested at prevailing interest rates, which may be higher or lower than the rates on previous holdings, meaning if interest rates have declined since the original bonds were purchased, reinvestment at lower rates will reduce the Fund’s income generation. In contrast, if rates have risen, reinvestment at higher rates will increase income, creating variability in the Fund’s ability to generate consistent income for shareholders over time. Active management decisions and portfolio rebalancing activities may result in selling bonds before maturity and reinvesting the proceeds at different yields, which can cause the Fund’s income to fluctuate as the portfolio manager adjusts holdings in response to market conditions, credit quality changes, interest rate expectations, or the need to maintain the Fund’s target asset allocation between bonds and Bitcoin. To the extent the Fund holds floating rate securities, their coupon payments will vary with changes in reference rates such as SOFR (Secured Overnight Financing Rate) or other benchmark rates, meaning the income from these securities will increase when reference rates rise and decrease when reference rates fall, introducing variability into the Fund’s income stream that is directly tied to short-term interest rate movements. For mortgage-backed securities (MBS) in the Fund’s portfolio, prepayments occur when borrowers refinance their mortgages or pay off loans early, returning principal to the Fund that must be reinvested at current market rates. These prepayments typically accelerate when interest rates decline (as borrowers refinance to lower rates), forcing the Fund to reinvest returned principal at lower yields precisely when income generation is already under pressure from the lower rate environment, potentially resulting in declining income over time during periods of falling interest rates.

Call Risk, which is the chance that, during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Such redemptions and subsequent reinvestments would also increase the Fund’s portfolio turnover rate. The Fund’s call risk should be low because it invests only a small portion of its assets in callable bonds.

Credit Spread Risk. Investment-grade corporate bonds and other credit-sensitive securities trade at yield spreads above U.S. Treasury securities to compensate investors for credit risk, and fluctuations in these credit spreads can significantly affect the Fund’s bond portfolio value even when Treasury yields remain unchanged. Credit spreads widen (increase) and narrow (decrease) based on changes in economic conditions and recession risk, with spreads typically widening during economic slowdowns or when recession fears increase as investors demand greater compensation for the heightened risk that corporate issuers may experience financial distress or default, and narrowing during economic expansions when credit fundamentals improve and default risks decline. Market volatility and shifts in overall risk sentiment cause credit spreads to fluctuate as investors’ appetite for risk-taking changes, with spreads widening sharply during periods of market stress, uncertainty, or flight-to-quality episodes when investors abandon corporate bonds in favor of safer Treasury securities, and narrowing when market confidence returns and investors are willing to accept lower compensation for credit risk. Industry-specific developments such as regulatory changes, commodity price movements, technological disruption, or sector-specific challenges can affect credit spreads for particular industries or issuers, supply and demand dynamics in the corporate bond market influence spreads as heavy new issuance can push spreads wider. In contrast, strong investor demand can compress spreads, and liquidity conditions affect spreads as deteriorating market liquidity during stress periods typically causes spreads to widen as investors demand additional compensation for the difficulty of selling bonds quickly without price concessions. When credit spreads widen, corporate bond and agency bond prices decline even if Treasury yields remain unchanged because the bonds must offer higher yields to compete with other investments. This inverse relationship between spreads and prices means the Fund will experience losses on its credit-sensitive bond holdings during spread-widening episodes. Credit spread widening can occur rapidly and dramatically during periods of market stress, financial crises, or severe risk-off environments, potentially causing significant losses in the credit-sensitive portions of the bond portfolio within short timeframes as spreads that normally measure tens of basis points can surge to hundreds of basis points during extreme events.

Inflation Risk. Fixed-rate bonds are subject to inflation risk, which is the risk that inflation will erode the purchasing power of interest payments and principal repayment. When inflation rises, the real returns on the Fund’s bond holdings decline and may become negative. The inflation-adjusted or “real” return on bonds declines as inflation increases because the fixed nominal interest payments and eventual principal repayment have less purchasing power in an inflationary environment. If inflation exceeds the bond’s yield, investors experience negative real returns where the purchasing power of their investment actually declines over time, even though the nominal value remains stable or grows modestly. Inflation typically prompts central banks, such as the Federal Reserve, to raise interest rates by tightening monetary policy to combat rising prices. These rising interest rates cause bond prices to decline, as newly issued bonds offer higher yields that make existing, lower-yielding bonds less attractive. This creates capital losses for bondholders, in addition to the erosion of purchasing power from inflation itself, resulting in a double-negative impact on bond investors during inflationary periods. The fixed coupon payments that bonds provide become less valuable in real terms as inflation rises, creating an opportunity cost where bondholders are locked into receiving fixed nominal payments that buy progressively less goods and services over time, while other investments like equities, real estate, or commodities may offer better inflation protection through their ability to increase cash flows or values in response to rising prices. Investment-grade bonds typically provide relatively low yields compared to equities, high-yield bonds, or other higher-returning asset classes, making them particularly vulnerable to inflation erosion because there is less yield cushion to absorb the impact of rising prices. During periods of elevated inflation such as the 1970s or the 2021-2022 period, investment-grade bonds can produce significantly negative real returns where investors lose substantial purchasing power despite receiving their promised interest and principal payments. The Fund’s bond allocation does not include Treasury Inflation-Protected Securities (TIPS) or other inflation-indexed bonds unless the Adviser specifically chooses to add them to the portfolio, meaning the standard bond allocation is fully exposed to inflation risk with no built-in mechanisms to adjust payments or principal values for changes in the inflation rate, leaving the entire bond component vulnerable to inflation-driven purchasing power erosion and the associated interest rate increases that typically accompany inflationary environments.

U.S. Government Securities Risk. While U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are generally considered to have minimal credit risk, they remain subject to various risks that could adversely affect the Fund’s performance. Treasury securities are fully exposed to interest rate risk, meaning their prices decline when interest rates rise as newly issued Treasuries offer higher yields that make existing lower-yielding securities less attractive, and changes in fiscal policy including government spending and budget deficits, variations in Treasury issuance patterns, and shifts in Federal Reserve monetary policy including interest rate decisions and quantitative easing or tightening programs all affect Treasury yields and prices, creating policy risk where returns depend partly on decisions made by government officials and central bankers. Political debates over raising the U.S. debt ceiling can create temporary market volatility and uncertainty as investors fear the possibility of delayed payments or technical default if Congress fails to authorize additional borrowing. These periodic debt ceiling standoffs have historically caused Treasury yield spikes and increased volatility even though the ceiling has ultimately always been raised. While rare, the U.S. sovereign debt rating was downgraded by Standard & Poor’s from AAA to AA+ in August 2011, causing temporary market disruption and demonstrating that even U.S. government debt is not entirely immune to credit concerns or rating changes. The perception of zero credit risk in Treasury securities is based on the U.S. government’s sovereign power to print currency to repay dollar-denominated debt, meaning outright default is considered extremely unlikely; however, this ability to print money does not protect investors against inflation-eroded purchasing power or interest rate risk, and the theoretical option of monetary financing could contribute to inflation concerns that push interest rates higher and Treasury prices lower.

Duration and Yield Curve Risk. The Fund’s bond allocation has specific duration and yield curve exposure that creates risks based on changes in the relationship between short-term and long-term interest rates. If the yield curve flattens, meaning long-term interest rates decline relative to short-term rates or the spread between them narrows, intermediate-duration bonds may underperform as the compensation for extending maturity diminishes. The shape of the curve provides less benefit to holding longer-dated securities. In contrast, if the yield curve steepens, meaning long-term rates rise relative to short-term rates or the spread widens, long-duration bonds held by the Fund will experience greater price declines than shorter-duration alternatives due to their higher sensitivity to rising rates, potentially causing significant underperformance. If the yield curve inverts, meaning short-term interest rates exceed long-term rates in an unusual market condition that historically has often preceded economic recessions, bond market dynamics change significantly as the normal upward-sloping relationship between maturity and yield breaks down, investor behavior shifts, and market signals about economic expectations and Federal Reserve policy become more complex and potentially contradictory, creating uncertainty about optimal portfolio positioning. The Adviser’s decisions about where to position the portfolio along the yield curve—whether to emphasize short-duration, intermediate-duration, or long-duration securities—involve forecasting future interest rate movements and yield curve shape changes. These decisions may prove incorrect if actual interest rate changes or curve movements differ from expectations, resulting in underperformance relative to alternative maturity strategies that would have been better suited to the interest rate environment that actually materialized.

Call and Prepayment Risk. Floating-rate loans are typically callable or prepayable by the borrower without penalty or with minimal penalty, and borrowers are most likely to prepay loans precisely when it is least advantageous for the Fund as an investor. Borrowers tend to prepay or refinance their loans when interest rates decline and they can obtain new financing at lower rates, when their credit quality improves. They can refinance at tighter credit spreads with more favorable terms, or when another company acquires the borrower, completes a recapitalization transaction, or otherwise obtains alternative financing that replaces the existing loan, all of which result in the Fund receiving its principal back earlier than expected. When loans are prepaid, the Fund must reinvest the returned proceeds at current market rates, which are often lower yields or tighter credit spreads than those offered by the prepaid loans that are being replaced, meaning the Fund loses the benefit of holding higher-yielding securities during periods when market conditions have improved. New investment opportunities offer less attractive returns. This call risk means the Fund may not be able to maintain its income stream during declining rate environments or when credit conditions improve because the most attractive holdings generating the highest income are precisely the ones that borrowers will refinance away, leaving the Fund to replace them with lower-yielding alternatives and causing the Fund’s income generation to decline over time even without any change in the Fund’s investment strategy. Prepayment risk is sometimes referred to as “reinvestment risk” because it creates the challenge of having to reinvest returned principal at potentially less favorable terms than the original investment provided, and this risk is particularly acute during periods of falling interest rates or improving credit markets when prepayments accelerate at the same time that reinvestment opportunities offer diminished yields.

Covenant-Lite Loan Risk. Many floating-rate loans issued in recent years are “covenant-lite,” meaning they contain fewer or weaker financial maintenance covenants than traditional loans, which reduces protections for lenders and increases the risk of losses for the Fund. Financial covenants typically require borrowers to maintain certain financial ratios such as maximum debt-to-EBITDA levels, minimum interest coverage ratios, or other measures of financial health, and these covenants provide lenders with early warning signs of credit deterioration by triggering technical defaults when a borrower’s financial condition weakens but before the company reaches severe distress, allowing lenders to renegotiate terms, demand additional collateral, restrict dividends or new borrowing, or take other protective actions to minimize losses. Covenant-lite loans lack these protective mechanisms, meaning they provide substantially less protection to lenders, may not trigger any default or violation until the borrower is already in severe financial distress or on the verge of bankruptcy when it is too late to take meaningful protective action, offer fewer opportunities for lenders to intervene early to renegotiate loan terms or impose restrictions that could improve the likelihood of repayment, and may result in lower recovery rates in bankruptcy proceedings because lenders have fewer contractual rights and less ability to influence the restructuring process. The prevalence of covenant-lite loans has increased dramatically in recent years as strong investor demand for floating-rate loan products and competitive lending markets have allowed borrowers to negotiate weaker creditor protections. This shift in market standards increases the risk of losses for the Fund because when borrowers held by the Fund experience financial difficulties, the Fund may have a reduced ability to protect its interests, monitor deteriorating credit conditions, or take timely action to minimize losses compared to what would have been possible with traditional covenant structures that provide stronger lender protections and earlier intervention rights.

Senior Loan Valuation Risk. Unlike publicly traded bonds, which have transparent market prices, floating-rate loans often trade infrequently. They may lack readily observable market prices, creating valuation uncertainty that could result in the Fund’s net asset value not accurately reflecting the true realizable value of its holdings. Valuation of floating-rate loans may require the use of pricing services that provide estimated values based on their proprietary models and assumptions, matrix pricing methodologies that infer values based on observable prices of similar loans with comparable credit ratings, maturities, and terms, models based on credit spreads and comparable securities that may not perfectly match the specific loan being valued, or broker quotes which may be non-binding indications of interest rather than firm prices and may be stale or outdated if the loan has not traded recently. The lack of transparent pricing creates valuation risk because the Fund’s reported net asset value may not accurately reflect the price the Fund could actually obtain if it were required to sell the loans to meet redemptions, rebalance the portfolio, or respond to deteriorating credit conditions, and during periods of market stress, liquidity crises, or credit market dislocations, valuation uncertainty tends to increase significantly as trading activity declines, bid-ask spreads widen, broker quotes become less reliable, and pricing services may rely more heavily on modeling assumptions rather than actual transaction data. Different valuation methodologies or pricing services may produce materially different values for the same loan depending on their assumptions, data sources, and models, creating the potential for the Fund’s NAV to change simply due to changes in valuation approach rather than actual changes in the loan’s economic value, and if the Fund’s valuation proves to be too optimistic relative to actual realizable prices, shareholders who redeem may receive more than their fair share of Fund assets while remaining shareholders bear the loss when loans are eventually sold at lower prices. This valuation risk is partially mitigated if the Fund invests in floating-rate loans through floating-rate ETFs or mutual funds rather than holding loans directly, as these funds provide daily NAV calculations and professional valuation processes; however, even these funds face the underlying valuation challenges of the loans they hold, and NAV fluctuations in the underlying funds will still affect the Fund’s performance and shareholders may still face valuation uncertainty especially during periods of market stress when the accuracy of loan valuations across the entire market becomes more questionable.

Collateral Value Risk. While floating-rate loans are typically secured by collateral consisting of the borrower’s assets, there is no guarantee that the collateral will be sufficient to cover the loan amount in the event of default, and the Fund may experience significant principal losses even on secured loans. Collateral value may decline substantially between the time the loan is originated and the time of default or bankruptcy due to deterioration in business conditions that reduces the value of inventory, receivables, equipment, or other business assets, obsolescence of assets particularly for technology companies whose equipment or intellectual property may lose value rapidly, or general economic conditions that depress asset values across the board. The Fund’s claim on collateral may be subordinated to or shared with prior liens or other claims on the assets including tax liens, environmental claims, employee claims for wages and benefits, or other secured creditors with superior priority, reducing the amount available to satisfy the Fund’s loan, and bankruptcy proceedings involve significant costs including legal fees, administrative expenses, trustee fees, and other professional costs that are typically paid from the estate before secured creditors receive distributions, further reducing recovery amounts. Liquidating collateral in bankruptcy can be difficult, time-consuming, and result in fire-sale prices that are well below the collateral’s going-concern value, especially during economic downturns when many companies may be in distress simultaneously. Buyers for distressed assets are scarce or demand substantial discounts, and delays in the bankruptcy process can extend for months or years during which the collateral may continue to deteriorate in value. At the same time, the Fund receives no payments and cannot access its capital. In bankruptcy, the actual recovery received by secured lenders may be significantly less than the estimated collateral value at the time of loan origination due to any combination of these factors, resulting in substantial principal losses even on loans that were considered well-secured at origination, and historical experience demonstrates that meaningful losses can occur even with collateral protection, meaning the Fund cannot rely solely on the senior secured status of loans as a guarantee against losses.

Floating Rate Fund or CLO Investment Risk. If the Fund implements its floating rate strategy by investing in floating-rate ETFs, mutual funds, or collateralized loan obligation (CLO) tranches rather than directly in loans, the Fund will be subject to additional risks that could adversely affect its performance. The Fund pays its proportionate share of fees and expenses charged by underlying floating rate funds or CLO structures, creating a double layer of fees where shareholders bear both the Fund’s management and operating expenses as well as the expenses of the underlying vehicles, which reduces net returns to shareholders and makes the overall investment more expensive than direct loan ownership would be. The Fund depends on the investment decisions of the managers of the underlying funds or CLO structures, introducing management risk where the Fund’s performance is affected by the skill, judgment, and decisions of third-party managers over whom the Fund has no control, and poor credit selection, timing decisions, or portfolio management by these underlying managers will directly harm the Fund’s returns regardless of the quality of the Fund’s own investment strategy. If the Fund invests in mezzanine or equity tranches of CLOs rather than senior tranches, these subordinated tranches are positioned below senior tranches in the payment waterfall and absorb losses first when underlying loans default, meaning the Fund could experience significant or even total losses on these investments during periods of elevated loan defaults while senior tranches continue to receive payments, and these subordinated tranches typically exhibit much higher volatility and risk than senior CLO tranches or the underlying loans themselves. A floating rate fund or CLO may be concentrated in particular industries, geographic regions, or even specific borrowers, increasing concentration risk beyond what the Fund’s overall diversification might suggest, and if an underlying fund or CLO has significant exposure to an industry that experiences distress or to borrowers that default, the Fund’s investment in that vehicle could suffer disproportionate losses that would not occur with broader diversification across the entire floating rate loan market.

Currency Risk. Because each Fund’s NAV is determined based on the U.S. dollar, investors may lose money if the currency of a non-U.S. market in which a Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of foreign currency, even if the foreign currency value of the Fund’s holdings in that market increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Fund’s NAV may change quickly and without warning. Additionally, a Fund may incur costs associated with conversions between U.S. dollars and foreign currencies.

Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may change frequently and may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain, and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, credit rating downgrades, adverse public perception, and exposure concentration. Increased risk-taking by financial companies may result in greater overall risk in the global financial sector. Certain events may cause an unusually high degree of volatility in financial markets and pose the risk of large losses for financial services companies.

Financial companies frequently operate with substantial financial leverage and are exposed directly to the credit risk of their borrowers and counterparties, which also may be leveraged to an unknown degree. Financial companies may have significant exposure to the same borrowers and counterparties; as a result, a borrower’s or counterparty’s inability to meet its obligations to one company may affect other financial companies with exposure to the same borrower or counterparty. This interconnectedness of risk may result in significant negative impacts to companies with direct exposure to the defaulting counterparty, as well as adverse cascading effects in the markets and the financial sector generally.

Privately Issued Securities Risk. Privately issued securities are securities that have not been registered under the 1933 Act, including securities that are normally purchased pursuant to Rule 144A or Regulation S under the 1933 Act. Such securities typically are subject to legal restrictions on resale and generally are not traded in established public markets. As a result, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities, may be subject to wide fluctuations in value, and may have higher transaction costs. There can be no assurance that a trading market will exist at any time for any particular privately issued security, especially under adverse market or economic conditions or if there are adverse events related to the issuer. Because there may be relatively few potential purchasers for privately issued securities, a Fund may find it more difficult to sell such securities when it may be advisable to do so, or a Fund may be able to sell such securities only at prices that are lower than if such securities were more widely held and traded. Difficulty in selling such securities at a desirable time or price may result in a loss to a Fund.

At times, it may be more difficult to determine the fair value of privately issued securities for purposes of computing a Fund’s NAV due to the absence of an active trading market. There can be no assurance that a privately issued security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund, and its value may decline as a result, which may adversely affect the Fund.

Supranational Entities Risk. The Fund may invest in obligations issued or guaranteed by supranational entities (e.g., the World Bank, European Investment Bank, Inter-American Development Bank, and Asia Development Bank), which are often chartered to promote economic development and may be unable or unwilling to repay principal or interest when due. The government members, or “stockholders,” usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if such entity is unable to repay its borrowings. Because supranational entities loan money to or otherwise finance projects in emerging market countries, the Fund may also be indirectly exposed to risk factors of investing in emerging markets. There is no guarantee that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. Instability in the relationships between the government members increases the likelihood that additional capital contributions will not be made. If such capital contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, the Fund may have limited legal recourse in the event of default, and the Fund may lose money on such investments.

Risk of Investing in Developed Countries. Investment in developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic, and other risks associated with developed countries. Developed countries generally tend to rely on the services sector (e.g., the financial services sector) as the primary means of economic growth. A prolonged slowdown in one or more service sectors is likely to have a negative impact on the economies of certain developed countries, although the economies of individual developed countries can be impacted by slowdowns in other sectors. In the past, certain developed countries have been targets of terrorism, and some geographic areas in which the Fund invests have experienced strained international relations due to territorial disputes, historical animosities, defense concerns, and other security concerns. These situations may cause uncertainty in the financial markets in these countries or geographic areas and may adversely affect the performance of the issuers to which the Fund has exposure. Heavy regulation of certain markets, including labor and product markets, may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Many developed countries are heavily indebted and face rising healthcare and retirement expenses. In addition, price fluctuations of certain commodities and regulations impacting the import of commodities may negatively affect developed country economies.

Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

U.S. Government Obligations Risk. Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality, or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

Variable and Floating Rate Instrument Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time. Floating rate securities generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Benchmark interest rates may not accurately track market interest rates. Although floating-rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Repurchase Agreements Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Foreign Exposure Risk. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic, or governmental developments in the foreign country involved could affect the payment of principal and interest.

Mortgage- and Asset-Backed Securities Risks. Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment, and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities are also subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit, and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”), or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) and a decline in or flattening of real estate values (in each case as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities, and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that, in certain states, it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

No Income Generation Risk. Unlike stocks, which may pay dividends, or bonds, which pay interest, gold does not generate any income, and gold ETFs may actually have negative yields after accounting for their management fees and storage costs, which fundamentally affects the Fund’s return characteristics and investment dynamics. The Fund’s return from its gold allocation comes solely from changes in gold prices and capital appreciation rather than from any income generation, meaning shareholders receive no cash flow, dividends, or interest payments from the gold component of the portfolio, and if gold prices remain flat or decline, the gold allocation will produce zero or negative returns with no income to offset losses or provide positive returns during periods of price stagnation. In rising interest rate environments or when other income-generating assets such as bonds, dividend-paying stocks, or money market funds offer attractive yields, the opportunity cost of holding non-yielding gold increases substantially because investors forego the income they could earn from alternative investments, and this opportunity cost becomes more pronounced as interest rates rise and the income available from competing assets grows larger. Unlike equity investments, where dividends can partially offset price declines and provide some positive return even during periods of falling stock prices, gold provides no such cushion or downside protection during price declines, meaning when gold prices fall, shareholders experience the full extent of those losses without any mitigating income component to reduce the severity of negative returns. The lack of income generation means gold does not benefit from the powerful compounding effect that reinvested dividends or interest provides over long time periods, as income-generating assets can grow through both price appreciation and the reinvestment of cash flows that themselves generate additional returns, while gold can only appreciate in price, potentially causing gold to underperform income-generating alternatives over extended holding periods even if gold prices rise moderately.

Gold Price Volatility Risk. Gold prices can be highly volatile, experiencing significant price swings in short periods. While gold is often perceived as a stable store of value over very long horizons, over shorter periods (months or years), gold prices can fluctuate dramatically. Because the Fund invests approximately 50% of its assets in gold, gold price volatility will significantly impact the Fund’s overall performance and net asset value. Gold prices are influenced by numerous factors (discussed below), many of which are unpredictable, making gold price movements difficult to forecast.

Gold ETF Tracking Risk. The Fund obtains gold exposure by holding shares of gold ETFs rather than holding physical gold directly, and gold ETFs may not perfectly track the spot price of gold due to various factors that will cause the Fund’s gold allocation to underperform the spot price of gold over time. Gold ETFs charge annual expense ratios to cover management fees, administrative costs, and operational expenses, and these fees are deducted from the ETF’s assets continuously throughout the year, creating a permanent drag on performance where the ETF’s returns will consistently lag the spot price of gold by approximately the amount of the expense ratio, even if all other factors are equal. Storage and insurance costs for holding physical gold in secure vaults, including rent for vault space, security systems, auditing expenses, and insurance premiums to protect against theft or loss, are embedded in ETF expense ratios and represent real economic costs that do not exist for gold spot prices, further widening the gap between ETF performance and gold price performance. Gold ETF shares may trade at premiums or discounts to their net asset value, which represents the actual value of the underlying gold holdings, due to supply and demand imbalances in the ETF market, market volatility, or inefficiencies in the creation and redemption mechanism, meaning the Fund may pay more than the gold value when buying ETF shares or receive less than the gold value when selling, and these premiums and discounts create additional tracking error beyond expense ratios. Gold ETFs typically value their holdings based on the London Bullion Market Association (LBMA) Gold Price benchmark or other reference prices that are set at specific times during the day, while ETF shares trade continuously throughout U.S. market hours, creating timing differences where the ETF’s stated net asset value may not reflect real-time gold price movements, and gold continues trading in global markets even when U.S. equity markets are closed, potentially causing the ETF to open at significantly different prices than its prior closing value. Gold ETFs may hold small amounts of cash for operational purposes such as paying expenses, facilitating creation and redemption activity, or managing cash flows, and this cash drag means the ETF is not fully invested in gold at all times, causing slight performance differences from pure gold exposure, and as a result of all these factors combined, the Fund’s performance from its gold allocation will underperform the spot price of gold over time, and the Fund may experience tracking differences and compounding underperformance that would not exist with direct gold ownership.

Factors Affecting Gold Prices. Gold prices are influenced by a complex array of economic, market, and geopolitical factors that are largely unpredictable and outside the Adviser’s control. Changes in these factors can cause significant volatility in the Fund’s gold allocation. Rising interest rates increase the opportunity cost of holding non-yielding gold because investors can earn meaningful returns from bonds, money market funds, and other interest-bearing assets, typically causing gold prices to decline as investors shift to income-generating alternatives, while falling interest rates reduce this opportunity cost and make gold more attractive relative to low-yielding alternatives, typically causing gold prices to rise, and gold often performs best when real interest rates (nominal interest rates minus inflation) are negative because investors are effectively losing purchasing power in traditional fixed-income investments and seek alternative stores of value. Gold is traditionally viewed as an inflation hedge because it is a tangible asset with intrinsic value that tends to maintain purchasing power over long periods, and rising inflation or inflation expectations often cause gold prices to rise as investors seek protection from currency debasement, while falling inflation or deflation reduces gold’s appeal as an inflation hedge and can cause prices to decline, and unexpected changes or surprises in inflation data can trigger significant short-term gold price movements as markets rapidly reprice gold’s inflation-protection value. The U.S. dollar’s value has an inverse relationship with gold prices because gold is priced in dollars globally, meaning a stronger dollar makes gold more expensive for buyers using other currencies and typically reduces international demand and causes prices to decline, while a weaker dollar makes gold cheaper in other currencies and typically increases demand and causes prices to rise, and currency crises or fears of major currency devaluation can drive substantial demand for gold as an alternative store of value and medium of exchange. Strong economic growth often reduces gold demand as investors prefer higher-returning assets like equities that benefit from economic expansion, while weak growth, recession, or financial crises often increase gold demand as a safe haven asset that may preserve value when other investments decline, and central bank activities including gold purchases by central banks (particularly China, Russia, India, and other emerging market countries building their reserve holdings) increase demand and support prices, while central bank sales or reduced accumulation decrease demand and can pressure prices lower. Jewelry demand, which accounts for approximately half of annual gold demand and is concentrated in India and China where gold has deep cultural significance, industrial and technology uses including electronics manufacturing and other applications, seasonal patterns such as Indian wedding seasons or Chinese New Year when jewelry demand spikes, investment demand reflected in ETF inflows and outflows that can move billions of dollars into or out of gold markets, and hedge fund and institutional positioning that affects short-term price movements all influence gold prices in ways that can be difficult to predict or quantify. Geopolitical events including wars, terrorism, political instability, government crises, trade disputes, international sanctions, and other sources of uncertainty typically increase safe haven demand for gold as investors seek assets perceived as stable stores of value during turbulent times, while periods of geopolitical calm or reduced tensions may reduce this safe haven premium, and the Fund’s gold allocation will be affected by all of these factors simultaneously, creating a complex web of influences that interact in unpredictable ways and are largely outside the Adviser’s control, potentially causing significant volatility in the value of the Fund’s gold holdings.

Gold Mining Equity Securities Risk. If the Fund invests in equity securities of gold mining companies to enhance returns or satisfy regulatory requirements, the Fund is exposed to additional risks beyond gold price movements that could adversely affect the Fund’s performance. Mining is a capital-intensive business with significant operational risks, including mine accidents, equipment failures or breakdowns, labor disputes or strikes, geological challenges, production shortfalls due to lower-than-expected ore grades or extraction difficulties, processing problems, transportation disruptions, and permitting delays, any of which can interrupt production, increase costs, or reduce profitability regardless of gold price movements. Rising energy costs for electricity and fuel, increasing labor costs, including wages and benefits, higher costs for equipment, materials, and supplies, water scarcity or increased water costs, and general input cost inflation can substantially reduce mining profitability and margins even when gold prices are stable or rising, squeezing the spread between production costs and gold revenues. Mines have finite lives based on economically recoverable reserves, and mining companies must continually explore for, discover, and develop new mineral deposits to replace depleting reserves, a process that requires substantial capital investment, involves significant exploration risk with no guarantee of success, and can take many years from discovery to production, creating uncertainty about companies’ long-term viability and growth prospects. Many gold mines are located in politically unstable countries or regions with weak rule of law, creating risks of government nationalization or expropriation of mining assets, sudden changes in mining taxes or royalty rates, imposition of export restrictions or capital controls, operational restrictions due to political considerations, civil unrest or armed conflict that disrupts operations, or corrupt practices that increase costs or create legal liabilities. Mining operations face increasing environmental regulations regarding water usage, waste disposal, tailings management, emissions controls, and land reclamation, substantial cleanup liabilities for historical or ongoing environmental damage, growing social opposition from local communities or environmental activists, and reputational risks that can affect operating licenses and relationships with stakeholders, all of which can increase costs, delay or prevent development of new mines, or result in forced closure of existing operations. Poor management decisions regarding capital allocation, mine development, mergers and acquisitions, hedging strategies, or operational priorities can destroy shareholder value even when underlying gold prices are favorable, and mining company executives may prioritize growth, production volumes, or empire-building over returns to shareholders. Mining stocks are leveraged to gold prices, meaning they tend to amplify gold price movements in both directions, rising more than gold during price increases due to operating leverage (where revenue gains flow disproportionately to profit margins) but falling more severely than gold during price declines as profitability and margins compress, creating substantially higher volatility than physical gold exposure. Mining stocks can diverge significantly from gold prices and can decline even when gold prices are rising if company-specific operational problems, production disappointments, cost overruns, reserve write-downs, accidents, regulatory issues, or management failures offset the benefit of higher gold prices, meaning gold mining stocks differ fundamentally from physical gold or gold ETF exposure and introduce equity-specific risks including business risk, financial risk, and company-specific risk that are not present in pure gold price exposure.

Gold Performance Risk: Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate with the price movements in other asset classes. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold bullion has sales commission, storage, insurance, and auditing expenses. Additional factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold and an increase in the hedging of precious metals, such as gold. Investments in gold generally may be speculative and subject to greater price volatility than investments in other types of assets. The price of metals, such as gold, is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s share price may be more volatile than other types of investments.

GLD Trading Risk: An investment in GLD is subject to substantial risks, in particular risks associated with investing in the gold market. GLD is subject to market fluctuations influenced by large-scale gold sales, especially during economic crises, which can adversely impact gold prices and, in turn, the investment value of the Shares. Historical instances, such as the 2008 financial crisis, demonstrated this volatility, where substantial gold sales led to a marked decrease in its market price. Moreover, large disposals of gold by the official sector – encompassing central banks and other government entities – could result in a supply surplus, potentially diminishing gold’s market value. The valuation of the gold held by GLD is closely tied to the LBMA Gold Price PM. This benchmark is established through a bidding process by various market participants, and any inaccuracies in its calculation or modifications to the benchmark process could significantly impact the Trust’s gold valuation and the investment value in Shares.

GLD faces significant custodial and safeguarding risks regarding its gold holdings. There is an inherent danger of these gold bars being lost, damaged, stolen, or becoming inaccessible due to factors such as natural disasters or terrorism. GLD does not insure its gold, and the insurance held by its custodian might not fully cover potential losses. The custodian’s liability is restricted to direct losses from negligence, fraud, or willful default, limited to the gold’s market value at the time of the incident, a constraint that also applies to any subcustodians. Additionally, legal and practical difficulties in foreign jurisdictions could complicate the enforcement of rights or claims. The custodian, not specifically regulated for gold bullion custody, relies on industry best practices and internal controls, which present a security risk for GLD’s gold. Furthermore, gold in GLD’s unallocated accounts isn’t segregated from the custodian’s assets; thus, in the event of the custodian’s insolvency, GLD would be an unsecured creditor, potentially leading to delays and extra costs in recovering allocated gold. These challenges in dealing with subcustodians and the potential complications in legal actions due to the lack of direct contractual arrangements and the intricacies of foreign legal systems highlight the significant custodial risks in investing in GLD Shares.

Indirect Investments in GLD: GLD is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. GLD is not a registered investment company subject to the 1940 Act. Accordingly, investors in GLD (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing GLD insiders from managing GLD to their benefit and to the detriment of shareholders; provisions preventing GLD from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing GLD earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in GLD’s character without the consent of shareholders. Investors in the Fund will not have voting rights and will not be able to influence the management of GLD, but will be exposed to the performance of GLD. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying ETP, but will be subject to declines in the performance of the Underlying ETP. Although the Fund invests in GLD only indirectly, the Fund’s investments are subject to loss as a result of these risks.

No 1940 Act Protections. The Underlying ETP is not an investment company subject to the 1940 Act. Accordingly, investors in the Underlying ETP do not have the protections expressly provided by that statute, including: provisions preventing Underlying ETP insiders from managing the Underlying ETP to their benefit and to the detriment of shareholders; provisions preventing the Underlying ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying ETP earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in the Underlying ETP’s character without the consent of shareholders. Although the Fund invests in the Underlying ETP only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Acquired Fund Fees and Expenses Risk. The Fund implements its Bitcoin exposure strategy by investing in other ETFs (the “Underlying Bitcoin ETFs”). Because the Fund pays its own management fee and operating expenses while also bearing its proportionate share of the fees and expenses of the Underlying Bitcoin ETFs, Fund shareholders will indirectly pay a “double layer” of fees. This layered fee structure will result in higher total expenses than if the Fund held Bitcoin directly, which will reduce the Fund’s returns. While the Adviser seeks to mitigate this impact by selecting Underlying Bitcoin ETFs with low expense ratios, the cumulative effect of multiple layers of fees may be significant over time.

Acquired Fund Fees and Expenses Risk (Money Market Layer). In addition to the acquired fund fees from Bitcoin ETFs, the Fund’s investment in money market funds creates a second layer of acquired fund fees. Money market funds charge management fees and operating expenses (typically ranging from 0.05% to 0.40% depending on share class), which are borne indirectly by the Fund’s shareholders. These expenses reduce the net yield earned on the money market portion of the portfolio. When combined with the Fund’s own management fee and the fees from Bitcoin ETFs, the triple-layer fee structure significantly reduces the Fund’s net returns. Even if money market funds produce positive gross yields, the layered fees may substantially diminish or potentially eliminate the net yield from this portion of the portfolio.

Rebalancing Risk. The Funds will periodically rebalance their portfolios to maintain their approximately 50% / 50% target allocation. Rebalancing activities will generate transaction costs (brokerage commissions and bid-ask spreads) that reduce Fund returns. Rebalancing may also result in the realization of capital gains, which are taxable to shareholders in taxable accounts. During periods of significant Bitcoin price volatility, frequent rebalancing may be necessary, which will increase these costs. Additionally, if the Adviser’s rebalancing decisions are poorly timed, the Fund could be forced to buy securities when prices are high and sell securities when prices are low, which would reduce returns.

Asymmetric Volatility Profile Risk. The Fund’s combination of highly volatile Bitcoin (50%) and highly stable money market funds (50%) creates an asymmetric risk profile that differs significantly from traditional balanced portfolios and may not provide the diversification benefits investors expect. Substantially all of the Fund’s volatility and price fluctuation comes from the Bitcoin allocation because money market funds seek to maintain a stable net asset value and exhibit minimal price movement under normal market conditions, meaning the Fund’s performance swings are driven almost entirely by Bitcoin price changes with little moderating influence from the money market component beyond simply representing a smaller allocation to the volatile asset. The money market allocation provides minimal downside protection during Bitcoin price declines because money market funds remain relatively stable in value but do not appreciate to offset Bitcoin losses the way bonds, gold, or negatively-correlated assets might during risk-off periods, meaning when Bitcoin falls substantially, shareholders experience approximately half of that decline with no offsetting gains from the other portfolio component, and during severe Bitcoin bear markets where prices might decline 50% or more, the Fund could still experience losses of 25% or greater. During Bitcoin price rallies, the money market allocation acts as a significant drag on performance by capping the Fund’s upside participation because the 50% held in money market funds generates minimal returns and does not participate in Bitcoin’s appreciation, meaning if Bitcoin doubles in value, the Fund would only gain approximately 50% rather than 100%, reducing the Fund’s ability to capture the full benefit of Bitcoin bull markets. The Fund will experience approximately half the volatility of a 100% Bitcoin investment but also approximately half the potential returns in both directions, creating a mechanical dampening effect that reduces both risk and reward proportionally rather than providing true diversification where different assets respond differently to the same market conditions and can offset each other’s movements. This asymmetric profile differs fundamentally from traditional balanced equity/bond funds where both components can appreciate or depreciate in response to economic conditions, interest rates, and market sentiment, providing some natural hedging as bonds may rally when stocks decline or vice versa, whereas with the Fund’s structure combining Bitcoin with money market funds, there is no meaningful hedging effect or negative correlation, only volatility dampening through reduced allocation, meaning the money market component serves primarily as a stable placeholder that reduces overall portfolio volatility through mathematical averaging rather than through diversification benefits or risk-offsetting characteristics.

Non-Diversification Risk. A Fund that is classified as “non-diversified” may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties, compared with funds that are classified as “diversified.” A non-diversified Fund thus may be more susceptible to the risks associated with these particular issuers or counterparties. The gains and losses on such holdings may have a greater impact on a non-diversified Fund’s performance than they would on the performance of a diversified Fund, and a non-diversified Fund’s NAV may be more volatile.

Liquidity Risk. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. An investment may be illiquid due to, among other things, fewer participants or less capacity to make a market in the investment, the lack of an active market for the investment, capital controls, delays or limits on repatriation of local currency, and the insolvency of local governments. To the extent that a Fund invests in securities or other assets with substantial market and/or credit risk, the Fund will tend to have increased exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets.

Liquid investments may become illiquid after purchase by a Fund, particularly during periods of market turmoil. There can be no assurance that a security or other asset that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund, and any security or other asset held by a Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program.

Holdings of illiquid investments may reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices. If a Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where redemptions of Fund shares may be greater than normal. If other market participants attempt to liquidate holdings at the same time as a Fund, this will lead to an increased supply of the Fund’s underlying investments in the market and contribute to greater illiquid investments risk and downward pricing pressure. In addition, if a Fund is limited in its ability to sell illiquid investments during periods when shareholders are redeeming their shares, the Fund will need to sell liquid securities to meet redemption requests, and illiquid securities will become a larger portion of the Fund’s holdings. During periods of market volatility, liquidity in the market for a Fund’s shares may be impacted by the liquidity in the market for the underlying securities or other assets held by the Fund, which could lead to the Fund’s shares trading at a premium or discount to the Fund’s NAV.

Illiquid Investments Risk. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. An investment may be illiquid due to, among other things, fewer participants or less capacity to make a market in the investment, the lack of an active market for the investment, capital controls, delays or limits on repatriation of local currency, and the insolvency of local governments. To the extent that a Fund invests in securities or other assets with substantial market and/or credit risk, the Fund will tend to have increased exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets.

Liquid investments may become illiquid after purchase by a Fund, particularly during periods of market turmoil. There can be no assurance that a security or other asset that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund, and any security or other asset held by a Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program.

Holdings of illiquid investments may reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices. If a Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where redemptions of Fund shares may be greater than normal. If other market participants attempt to liquidate holdings at the same time as a Fund, this will lead to an increased supply of the Fund’s underlying investments in the market and contribute to greater illiquid investments risk and downward pricing pressure. In addition, if a Fund is limited in its ability to sell illiquid investments during periods when shareholders are redeeming their shares, the Fund will need to sell liquid securities to meet redemption requests, and illiquid securities will become a larger portion of the Fund’s holdings. During periods of market volatility, liquidity in the market for a Fund’s shares may be impacted by the liquidity in the market for the underlying securities or other assets held by the Fund, which could lead to the Fund’s shares trading at a premium or discount to the Fund’s NAV.

High Portfolio Turnover Risk. The sale and purchase of securities and other assets in a Fund’s portfolio generally involve transaction costs to the Fund (e.g., brokerage commissions, dealer mark-ups). Higher portfolio turnover may cause the Fund to incur additional transaction costs, which have the effect of reducing the Fund’s investment return. In addition, greater frequency in the sale of securities or other assets may result in the realization or distribution to Fund shareholders of greater capital gains (including short-term gains) compared to a fund with less turnover. These effects of high portfolio turnover may adversely affect a Fund’s performance and could result in undesirable tax consequences for shareholders. Certain investment strategies (e.g., active management, investing in dollar rolls or to-be-announced mortgage trades) and volatile market conditions may be more likely to involve higher portfolio turnover.

Limited Issuer Risk. Because the Fund may invest in a limited number of issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.

Index-Related Risk. A Fund that tracks an Underlying Index seeks to achieve a return that corresponds generally to the price and yield performance, before fees and expenses, of its Underlying Index as published by the Index Provider. There is no assurance that the Index Provider or its agents will construct or calculate the Underlying Index accurately. While the Index Provider describes what the Underlying Index is designed to achieve, neither the Index Provider nor its agents provide any warranty or accept any liability regarding the quality, accuracy or completeness of the Underlying Index or its related data, and they do not guarantee that the Underlying Index will be in line with the Index Provider’s methodology. BFA also does not provide any warranty or guarantee against the Index Provider’s or any agent’s errors.

The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither a Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of an Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, particularly for indexes that are less commonly used as benchmarks. In addition, there may be heightened risks associated with the adequacy and reliability of information about emerging markets constituents, as such markets may have less information available or less regulatory oversight. Errors related to an Underlying Index may negatively or positively impact a Fund and its shareholders. For example, if the Underlying Index contains incorrect constituents, the Fund will have exposure to such constituents and will be underexposed to the Underlying Index’s other constituents. Shareholders should understand that any gains from an Index Provider’s errors will be kept by the Fund and its shareholders and any losses or costs from such errors will be borne by the Fund and its shareholders.

Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact an Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance to an Underlying Index. This could cause the Underlying Index to vary from its normal or expected composition. If a scheduled rebalance is postponed, index constituents that would otherwise be removed at the rebalance (due to, for example, changes in market capitalization or issuer credit ratings) may remain, causing the performance and constituents of the Underlying Index to vary from those expected under normal conditions. In addition, to the extent circumstances evolve between periodic index reviews and reconstitutions, an Underlying Index may include constituents that do not align with its objective or selection criteria, and the Fund tracking the Underlying Index may be similarly affected.

In addition to scheduled rebalances, an Index Provider or its agents may carry out ad hoc index rebalances due to reaching certain weighting constraints, unusual market conditions, corporate events, or corrections of errors. The relevant Fund will in turn rebalance its portfolio to attempt to increase the correlation between the portfolio and the Underlying Index. The Fund and its shareholders will directly bear any transaction costs and market exposure from such portfolio rebalancing. Therefore, index-related errors and ad hoc rebalances may increase a Fund’s costs and tracking error.

Index Sampling Risk. Index sampling risk is the possibility that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index, although this risk is expected to be low for the Fund. When a fund uses sampling or optimization techniques rather than holding every security in the index in exact index weights, the fund’s performance may diverge from the index due to differences in security selection, weighting, or portfolio composition, and factors such as the fund’s inability to purchase certain index securities due to liquidity constraints, minimum investment sizes, or availability, the use of representative securities or statistical techniques to approximate index exposure rather than full replication, or timing differences between index reconstitution and the fund’s ability to implement corresponding portfolio changes can all contribute to tracking error. The Fund may experience performance differences from its target index if the sampled securities selected for the portfolio do not collectively behave the same way as the full index, particularly during periods of significant market movements, sector rotations, or when smaller index constituents that are underweighted or excluded from the Fund’s portfolio experience different returns than the larger holdings the Fund emphasizes. Transaction costs, market impact from trading, cash drag from uninvested cash balances, differences in dividend reinvestment timing, and operational factors can further contribute to sampling risk by causing the Fund’s actual returns to differ from the theoretical index returns even when the Fund’s holdings closely approximate the index composition. However, index sampling risk for the Fund is expected to be low because the Fund can likely hold most or all of the securities in its target equity index given the concentrated nature of the portfolios and the accessibility of the underlying securities, meaning full replication or near-full replication should be achievable without requiring significant sampling or optimization techniques that would introduce greater tracking error.

Issuer Risk. The performance of the Fund depends on the performance of individual securities and other assets to which the Fund has exposure, and the value of these securities or assets may decline or perform differently from the market as a whole due to changes in the financial condition or credit rating of the issuer or counterparty. Individual companies whose securities the Fund holds may experience deteriorating financial performance including declining revenues, shrinking profit margins, increasing debt levels, weakening cash flows, or losses that cause their stock or bond prices to fall even when broader markets are stable or rising, and company-specific problems such as management failures, operational difficulties, competitive losses, product failures, legal liabilities, or strategic missteps can cause individual securities to significantly underperform their sector or the overall market. Changes in credit ratings by rating agencies such as Standard & Poor’s, Moody’s, or Fitch can trigger significant price declines in a company’s debt securities as the downgrade signals increased default risk and may force certain investors with quality mandates to sell their holdings, and severe downgrades from investment-grade to below-investment-grade status (known as “fallen angels”) can cause particularly sharp price declines as the security loses access to investment-grade-only buyers and must be absorbed by the smaller high-yield market. Issuer-specific events including bankruptcy filings, debt restructurings, dividend suspensions, earnings disappointments, regulatory actions, fraud discoveries, accounting irregularities, management departures, merger failures, or asset impairments can cause sudden and severe declines in security values that are unrelated to broader market movements or economic conditions. Counterparty risk arises when the Fund’s returns depend on another party’s performance or obligations, such as when investing in derivatives, structured products, or securities lending arrangements, and if a counterparty fails to meet its obligations due to financial distress, bankruptcy, or operational failures, the Fund may experience losses even if the underlying reference assets or market conditions are favorable. The Fund’s diversification across multiple issuers and asset types reduces but does not eliminate issuer risk, as poor performance or failure of any individual issuer will still negatively impact the Fund’s returns, and concentrated positions or exposure to issuers in similar industries or with correlated risk factors can amplify issuer-specific risks when multiple holdings experience problems simultaneously.

ETF Structure and Trading Risks. The Fund is an actively managed ETF that trades on a national securities exchange. The market price of Fund shares may differ from the Fund’s net asset value (NAV) and may trade at a premium or discount to NAV. This difference may be particularly pronounced during periods of market volatility or illiquidity. While the creation/redemption mechanism is designed to keep the market price close to NAV, there is no guarantee it will do so. Factors that may cause the market price to deviate from NAV include timing differences between when the Fund calculates NAV and when shares are traded; disruptions to the creation/redemption process; the liquidity of the Fund’s portfolio securities; large purchases or redemptions of Fund shares; and exchange trading halts. During stressed market conditions, the Fund’s shares could trade at a wider premium or discount to NAV, and the bid-ask spread on Fund shares could widen, resulting in increased costs to investors.

Absence of an Active Market: Although each Fund’s shares are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Fund may experience greater tracking error to its Index than it otherwise would at higher asset levels or the Fund may ultimately liquidate.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: Each Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Transaction Risk: Each Fund currently intends to affect some portion of redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. A Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on a Fund and decrease the Fund’s NAV. If a Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute all of its portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the Fund’s tax efficiency compared to ETFs that utilize a complete in-kind redemption process.

Costs of Buying or Selling Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of a Fund’s investments. The market prices of shares will generally fluctuate according to changes in a Fund’s NAV and supply and demand of shares on the Exchange. Whether Fund shares will trade below, at, or above their NAV cannot be predicted. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of a Fund’s investment holdings or the NAV of Fund shares. As a result, investors in a Fund may pay significantly more or receive significantly less for Fund shares than the value of the Fund’s underlying investments or the NAV of Fund shares.

Trading Issues: Although Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that make trading in shares inadvisable in the view of the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged, or that the shares will trade with any volume. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser makes investment decisions about which Bitcoin ETFs to hold, which Bitcoin-correlated equity securities to purchase, and how to maintain the Fund’s target allocation. The Adviser’s judgments about the attractiveness, value, or potential appreciation of particular securities or Bitcoin ETFs may prove to be incorrect, and there is no guarantee that the Adviser’s investment strategy will produce the desired results. The Adviser’s decisions regarding rebalancing timing, Bitcoin ETF selection, and allocation to Bitcoin-correlated equity securities could adversely affect the Fund’s performance.

PORTFOLIO HOLDINGS

Portfolio Holdings

A description of the Funds’ policies and procedures concerning the disclosure of the Funds’ portfolio securities is available in the SAI and on the Funds’ website at www.focusfinancial.com. To request a copy of the SAI, please refer to the back cover of this Prospectus.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Investment Adviser

BlockBridge Investments, LLC, located at 1300 Godward Street NE, Suite 5500, Minneapolis, MN 55413, is the Fund’s investment adviser (the “Adviser”). The Adviser commenced operations in 2026 and is registered as an investment adviser with the SEC.

The Adviser makes daily investment decisions and continuously reviews and administers each Fund’s investment program. For the investment advisory services provided by the Adviser, the Adviser is entitled to receive advisory fees from each Fund at the annual rate of 0.30% of each Fund’s daily net assets pursuant to an advisory agreement between the Funds and the Adviser (the “Advisory Agreement”).

The Adviser’s unitary management fee is designed to pay each Fund’s expenses and to compensate the Adviser for providing services for the Funds. Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser, and not each Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Under the Advisory Agreement, the Adviser has agreed to pay each Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to each Fund’s 12b-1 Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, if any; costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, if any; brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with each Fund’s securities lending program, if any; fees of disinterested Trustees and fees of independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. The Adviser will bear all organizational and offering costs for the Funds, which are not subject to reimbursement.

The initial term of the Advisory Agreement is two years, and the Board may thereafter extend the Advisory Agreement for additional one-year terms. The Advisory Agreement may be terminated immediately by vote of the shareholders of a Fund, or upon 60 days’ notice by the Board or the Adviser. A discussion regarding the basis on which the Board of Trustees approved the Advisory Agreement will be available in the Funds’ initial Form N-CSR filing with the SEC.

Portfolio Manager

Drew Bergstrom is the Manager and lead portfolio manager of the Adviser. As the portfolio manager for the Funds, Mr. Bergstrom is responsible for the day-to-day management of each Fund’s portfolio.

Mr. Bergstrom has been a Portfolio Manager for the Adviser since its inception and a Financial Advisor since 2023.

The SAI includes additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and ownership of securities in the Fund.

The Indices

The S&P 500 Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by the Adviser. S&P® is a registered trademark of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Adviser. The Funds are not sponsored, endorsed, sold, or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s), nor do they have any liability for any errors, omissions, or interruptions of the Index. It is not possible to invest directly in an index. The Funds are not sponsored, endorsed, sold, or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). The S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the Adviser with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed, and calculated by S&P Dow Jones Indices without regard to the Adviser. S&P Dow Jones Indices has no obligation to take the needs of the Adviser or the owners of the Funds into consideration in determining, composing, or calculating the Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing, or trading of the Funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, “promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a), or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE ADVISER, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Nasdaq 100® Index

The Funds are not sponsored, endorsed, sold, or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq 100® to track general stock market performance. The Corporations’ only relationship to Volatility Shares LLC (“Licensee”) is in the licensing of the Nasdaq®, and certain trade names of the Corporations and the use of the Nasdaq 100® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq 100®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF NASDAQ 100® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ 100® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ 100® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Distributor and Administrator

[__] (the “Distributor”), distributes the Funds. The Funds’ distributor is located at [__].

[__], is located at [__]. It acts as the administrator to the Funds (the “Administrator”) and fund accountant.

The SAI has more detailed information about the Adviser, Distributor, Administrator, and other service providers.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

Fund shares are listed for secondary trading on the Exchange. The shares will trade on the Exchange at prices that may differ to varying degrees from their daily NAV. The Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

NAV per share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees, including management and distribution fees, are accrued daily. NAV is determined each business day, normally as of the close of regular trading of the Exchange (ordinarily 4:00 p.m., Eastern Time).

When determining NAV, the value of each Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued at fair value estimates under guidelines established by the Trust and the Adviser.

Consistent with Rule 2a-5 under the 1940 Act, the Trust and the Adviser have adopted procedures and methodologies wherein the Adviser, serving as the Funds’ Valuation Designee (as defined in Rule 2a-5), determines the fair value of Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when (i) an investment has been delisted or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment, the Valuation Designee will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and per the Adviser’s fair value methodologies, subject to oversight by the Board. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by each Fund’s Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s Index.

Equity securities listed on a North American, Central American, South American, or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party, affiliated pricing services, or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information. Generally, short-term securities that mature in 60 days or less are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day before maturity, if their maturity when acquired by a Fund was more than 60 days.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. Eastern Time.

Information regarding how often shares of a Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found on the Funds’ website at www.focusfinancial.com.

Buying and Selling a Fund

You will pay or receive the market price when you buy or sell a Fund’s shares on the secondary market. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round-trip (purchase and sale) transaction.

Dividends and Distributions

Fund Distributions. Each Fund intends to pay out dividends, if any, quarterly and distribute any net realized capital gains to its shareholders annually.

Dividend Reinvestment Service. Brokers may make available to their customers who own a Fund’s shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of income and capital gains will automatically be reinvested in additional whole shares of a Fund. Without this service, investors would receive their distributions in cash. Investors are encouraged to use the dividend reinvestment service to achieve the maximum total return on their investments. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Frequent Purchases and Redemptions of Fund Shares

Unlike frequent trading of shares of a traditional open-end mutual fund’s (i.e., not exchange-traded) shares, frequent trading of Fund shares on the secondary market does not disrupt portfolio management, increase the Fund’s trading costs, lead to realization of capitalization gains, or otherwise harm the Fund’s shareholders because these trades do not involve the Fund directly. Certain institutional investors are authorized to purchase and redeem each Fund’s shares directly with the Fund. Because these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any harmful effects noted above that may result from frequent cash trades. Moreover, each Fund imposes transaction fees on in-kind purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting in-kind trades. These fees increase if an investor substitutes cash in part or whole for Creation Units, reflecting that a Fund’s trading costs increase in those circumstances. For these reasons, the Board has determined that it is unnecessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Funds.

Website Disclosures

The following information about the Funds is available on the Funds’ website, www.focusfinancial.com which is publicly available and free of charge:

●	Complete portfolio holdings, including for each security, the ticker symbol, CUSIP, description, and the quantity and weight of each security in each Fund;

●	The current NAV per share, market price, and premium/discount of each Fund as of the end of the prior business day;

●	A table showing the number of days that each Fund’s shares traded at a premium or discount during the most recently completed fiscal year and quarter (or for the life of the fund for new funds);

●	A chart showing each Fund’s premiums or discounts for the most recently completed calendar year and calendar quarter (or for the life of the Fund for any new Funds);

●	The median bid/ask spread for each Fund on a rolling 30-day basis; and

●	If the premium or discount is greater than 2% for more than seven consecutive trading days, a statement that the premium/discount was greater than 2% and a discussion of the factors reasonably believed to have materially contributed to this premium/discount.

Federal Income Taxes

The following describes the material U.S. federal income tax consequences of owning and distributing Fund shares and purchasing and redeeming Creation Units. The following information is a general summary of U.S. federal income tax consequences of investments in a Fund, but it does not describe all of the U.S. federal income tax considerations that may be relevant to a decision of whether to invest in a Fund. Except where otherwise noted, this discussion does not describe tax considerations applicable to investors in a Fund subject to special tax rules, such as:

●	financial institutions and insurance companies;

●	regulated investment companies and real estate investment trusts;

●	dealers in securities or traders in securities that use a market-to-market method of tax accounting;

●	investors holding their shares as a part of a larger integrated transaction, or as part of a straddle, conversion transaction, or entering into a constructive sale of shares;

●	entities classified for income tax purposes as partnerships or S corporations or that are otherwise flow-through entities for tax purposes, or that invest through such an entity;

●	investors whose investment in the shares is made by or through a tax-exempt entity or tax-advantaged retirement account; or

●	investors subject to either the U.S. alternative minimum tax or the U.S. corporate minimum tax.

This discussion applies only to beneficial owners of shares for federal income tax purposes who hold their shares as capital assets. It is based upon the Code, administrative guidance thereunder, and judicial decisions as of the date hereof, all of which are subject to change, possibly with retroactive effect.

All persons considering the purchase of shares should consult with their tax advisers regarding the U.S. federal, foreign, state, and local tax consequences of the purchase, ownership, and disposition of shares in a Fund. This discussion below addresses the U.S. federal income tax consequences of an investment in a Fund only for U.S. persons (except where otherwise specifically noted).

Taxation of a Fund

Each Fund intends to meet all requirements under Subchapter M of the Code necessary to qualify for treatment as a RIC and thus does not expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. Each Fund also intends to distribute its net investment income and any net capital gains (in excess of any capital loss carryovers) so that the Fund is not subject to U.S. federal income tax in general. If a Fund does not meet certain distribution requirements, that Fund may be subject to significant excise taxes. This discussion assumes that each Fund will qualify as a RIC and satisfy these distribution requirements. There can be no guarantee that these assumptions will be correct.

There is no assurance that the Internal Revenue Service (“IRS”) will not challenge a Fund’s status as a RIC, or that, if it were to do so, it would not prevail. If a Fund failed to qualify as a RIC in any year, then it would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as a dividend to the extent attributable to a Fund’s earnings and profits. If a Fund failed to qualify as a RIC and become subject to federal income tax, any shareholder would be subject to diminished investment returns.

Taxation of U.S. Shareholders

The discussion in this section addresses the U.S. federal income tax consequences of an investment in a Fund only for U.S. persons (except where otherwise specifically noted). It does not address any foreign, state, or local tax consequences.

For purposes of this discussion, U.S. persons are:

(i)	U.S. citizens or residents;

(ii)	U.S. corporations;

(iii)	an estate whose income is subjected to U.S. federal income taxation regardless of its source; or

(iv)	a trust, if a court within the United States can exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

Taxation of Fund Distributions

Distributions of net investment income and net capital gain will be reinvested in shares of a Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long- term capital loss) are taxable to investors as ordinary income or qualified dividend income, while distributions of net capital gain (the excess of net long-term capital gain over net short- term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, irrespective of whether you reinvest dividends or capital gain distributions or receive them in cash (unless you hold shares in a qualified tax-advantaged plan or account or are otherwise not subject to federal income tax).

A Fund may realize long-term capital gains when it sells or redeems a security it has owned for over a year, or from transactions in section 1256 contracts (as discussed below).

Section 1256 contracts owned by a Fund, including certain option transactions and certain futures transactions, generally will be treated for income tax purposes as if sold for their fair market values (i.e., “marked to market”) on an annual basis, and resulting gains or losses generally are treated as sixty percent long-term capital gains or losses and forty percent short-term capital gains or losses.

If a dividend or distribution is made shortly after you purchase shares of a Fund, while in effect a return of capital to you, the dividend or distribution is still taxable. An investor can avoid this result by investing soon after a Fund has paid dividends.

Under current law, the maximum long-term capital gain rate applicable to individuals is 20%, in addition to the 3.8% surtax on net investment income described under “Surtax on Net Investment Income” below.

Each Fund expects that, due to its investment objectives and strategies, its distributions will primarily consist of short-term capital gains, taxable as ordinary income. A portion of the ordinary income dividends paid to you by a Fund may be qualified dividends eligible for taxation to non-corporate shareholders at long-term capital gain rates, so long as certain holding periods are met. Certain dividends or distributions declared in October, November, or December will be taxed to shareholders as if received in December if paid during the following January. Each year, the Funds will inform you of the amount and type of your distributions. Corporate shareholders may be able to take a 50% dividends- received deduction for a portion of the dividends received by a Fund; to the extent the Fund receives such dividends from a domestic corporation and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends, provided certain holding period and other requirements are satisfied.

Sale of Exchange-Listed Shares

Your sale of exchange-listed Fund shares may cause you to recognize capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them. Any capital gain or loss recognized upon the sale of shares of a Fund is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less. In certain circumstances, loss realized upon a sale of Fund shares held for six months or less will be treated as long-term capital loss. Short-term capital gains are taxed at ordinary income tax rates.

Any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent that the shares disposed of are replaced with other substantially identical shares of the Fund within a period of 61 days beginning 30 days before the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.

Purchase and Redemption of Creation Units

An AP who purchases Creation Units in return for securities and any cash component generally will recognize a gain or a loss on the exchange equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate adjusted tax basis in the securities surrendered plus any cash component that it pays. Persons exchanging equity securities for Creation Units should consult their tax advisor concerning the character and tax treatment of any resulting gain or loss.

An AP who redeems Creation Units for securities of a Fund will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of the securities received plus the amount of any cash received and the exchanger’s adjusted tax basis in the Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their tax advisor regarding whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less.

See “DISTRIBUTIONS AND FEDERAL INCOME TAX MATTERS – Cost Basis Reporting” in the SAI for a description of the requirement regarding basis determination methods applicable to share redemptions and a Fund’s obligation to report basis information to the Service.

Surtax On Net Investment Income

A surtax of 3.8% applies to the net investment income of an individual taxpayer who recognizes adjusted gross income in excess of a threshold amount for a year. Net investment income will include, among other types of income, ordinary income, dividend income, and capital gains derived from investments in a Fund, including capital gains derived from the sale of shares of the Fund. For information regarding the surtax on net investment income, see the SAI under “DISTRIBUTIONS AND FEDERAL INCOME TAX MATTERS - Surtax on Net Investment Income.”

Backup Withholding

Each Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who (i) has failed to provide a correct taxpayer identification number or (ii) is identified by the IRS as otherwise subject to backup withholding, or (iii) has failed to certify that the shareholder is a U.S. person not subject to backup withholding. The backup withholding tax rate is currently 24%. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid backup withholding, provide your correct Tax Identification Number (Social Security Number for most individual investors) on your account application.

Foreign Shareholders

This section applies only to Foreign Shareholders. A “Foreign Shareholder” is a foreign beneficial owner of shares of a Fund that, for U.S. income tax purposes, is a nonresident alien individual, a foreign corporation, a foreign trust, or a foreign estate. This section does not apply, however, to Foreign Shareholders subject to special tax rules, such as:

●	former U.S. citizens and residents and expatriated or inverted entities;

●	a nonresident alien individual present in the United States for 183 days or more in a taxable year;

●	a controlled foreign corporation, passive foreign investment company, or a foreign government; or

●	a Foreign Shareholder whose income from a Fund is effectively connected with a U.S. trade or business or, if a U.S. income tax treaty applies, is attributable to a U.S. permanent establishment of the Foreign Shareholder as determined under such treaty.

Distributions paid by a Fund to a Foreign Shareholder that are correctly reported as capital gain dividends, short-term capital gain dividends, or interest-related dividends will not be subject to withholding of U.S. federal income tax, except in certain circumstances as described in the SAI under “DISTRIBUTIONS AND FEDERAL INCOME TAX MATTERS - Foreign Shareholders.” Other ordinary income dividends will generally be subject to withholding of U.S. federal income tax at 30% (or a lower applicable treaty rate).

A foreign shareholder is generally not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of Fund, on capital gain dividends, or on short-term capital gain dividends or interest-related dividends, except in certain circumstances described in the SAI.

As described in the SAI, special tax and withholding rules would apply to Foreign Shareholders if shares of a Fund were to constitute “U.S. real property interests” (“USRPIs”) as defined in the Code, or, in some instances, if the Fund’s distributions are attributable to gain from the sale or exchange of a USRPI.

To qualify for the exemption from U.S. withholding taxes on interest-related dividends or short-term capital gains dividends, or for a reduced rate of withholding taxes under a U.S. income tax treaty on distributions from a Fund, a Foreign Shareholder must generally deliver to the withholding agent a properly executed form (typically, an applicable IRS Form W-8).

Information returns may be filed with the IRS reporting certain payments on shares of a Foreign Shareholder or proceeds from a sale or redemption of the Foreign Shareholder’s shares of a Fund. Foreign Shareholder may be subject to backup withholding on such payments unless the Foreign Shareholder certifies its non-U.S. status (generally on an applicable IRS Form W-8) under penalties of perjury or otherwise establishes an exemption from backup withholding. Amounts withheld as backup withholding from a Foreign Shareholder generally may be refunded or credited against the Foreign Shareholder’s federal income tax liability if certain required information is furnished to the IRS promptly. To claim a refund of any backup withholding taxes or Fund-level taxes imposed on undistributed net capital gains, a Foreign Shareholder must obtain a taxpayer identification number and file a U.S. federal income tax return.

Under provisions of the Code commonly referred to as “FATCA”, a Fund must withhold 30% of certain distributions that it pays to foreign shareholders that fail to meet prescribed information reporting or certification requirements or, in some instances, fail to agree with the IRS to undertake certain diligence, reporting, and withholding requirements. In general, no such withholding will be required for a U.S. person or non-U.S. individual that timely provides required certifications on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. A non-U.S. entity that invests in a Fund must provide the Fund with documentation properly certifying the entity’s status as either exempt from, or compliant with, FATCA to avoid FATCA withholding. A more complete description of FATCA can be found in the SAI. Non-U.S. persons should consult their tax advisors concerning documentation necessary to establish an exemption from, or compliance with, FATCA in connection with investing in a Fund.

This summary is not intended to be and should not be construed as legal or tax advice to any current holder of a Fund’s shares. You should consult your tax advisors to determine the tax consequences of owning Fund shares.

DISTRIBUTION

The Distributor is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Fund shares. The Distributor has no role in determining the policies of the Funds or the securities purchased or sold by the Funds. The Distributor’s principal address is [].

The Funds currently pay no Rule 12b-1 fees, and there are no plans to impose these fees.

FINANCIAL HIGHLIGHTS

Financial information for the Funds will be available after they have completed a fiscal year of operations.

PRIVACY POLICY

FACTS	WHAT DOES BERGSTROM FINANCIAL GROUP TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us.

This information can include:

•      Social Security number, name, and address

•      Account balances and transaction history

•      Wire transfer instructions

When you are no longer our investor, we continue to share your information as described in this notice.

How?	All financial companies must share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	Does the Fund Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes, to offer our products and services to you	No	We Don’t Share
For joint marketing with other financial companies	No	We Don’t Share
For our affiliates’ everyday business purposes - information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes - information about your creditworthiness	No	We Don’t Share
For nonaffiliates to market to you	No	We Don’t Share

WHO WE ARE
Who is providing this notice? WHAT WE DO	BERGSTROM FINANCIAL GROUP TRUST (the “Trust”)
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that seek to comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?	We collect your personal information, for example, when you • Open an account • Provide account information or give us your contact information • Make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•      Sharing affiliates’ everyday business purposes - information about your creditworthiness

•      Affiliates from using your information to market to you

•      Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

•      Nonaffiliates can include third parties who perform services on our behalf, such as accounting, legal, or data processing services.

Joint Marketing	A formal agreement between nonaffiliated financial companies that market financial products or services to you. • The Trust does not jointly market.

Page Intentionally Left Blank.

Reports

Reports

For more information about the Funds, the following documents are available free upon request:

Annual/Semiannual Reports and Form N-CSR:

The Funds’ annual and semi-annual reports to shareholders will contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. You will find the Funds’ annual and semi-annual financial statements in Form N-CSR.

Statement of Additional Information (SAI):

The Funds’ SAI, as supplemented occasionally, provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this Prospectus.

You can get free copies of the Funds’ annual and semi-annual reports, when available, and the SAI, on the Funds’ website www.focusfinancial.com. Shareholders may request to receive paper copies, free of charge, by calling or writing to the Funds at the telephone number and address listed below.

You can request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds or by contacting the Funds at:

Bergstrom Financial Group Trust

1300 Godward Street NE

Suite 5500

Minneapolis, MN 55413

You can obtain copies of the Funds’ annual and semi-annual reports, when available, and SAI:

•	For a duplicating fee, by electronic request at publicinfo@sec.gov.

•	Free from the SEC’s website at https://www.sec.gov.

Other Information

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Funds’ SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or the Adviser. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment adviser, distributor, custodian, and transfer agent, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Funds that you should consider in determining whether to purchase Fund shares. Neither this Prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees, or the Funds and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

Investment Company Act File no. 811-21836.

Statement of Additional Information

January 28, 2026

This Statement of Additional Information (“SAI”) provides information relating to the following series of Bergstrom Financial Group Trust (each a “Fund” and, collectively, the “Funds”):

Fund Name	Ticker Symbol
BlockBridge Bitcoin and S&P 500® 50/50 Strategy ETF	BTSP
BlockBridge Bitcoin and Nasdaq 100® 50/50 Strategy ETF	BTQQ
BlockBridge Bitcoin and Magnificent 7 50/50 Strategy ETF	BTM7
BlockBridge Bitcoin and Short Term Income 50/50 Strategy ETF	BTMM
BlockBridge Bitcoin and Floating Rate 50/50 Strategy ETF	BTFR
BlockBridge Bitcoin and Mortgage Opportunities 50/50 Strategy ETF	BTMO
BlockBridge Bitcoin and Fixed Income 50/50 Strategy ETF	BTBN
BlockBridge Bitcoin and Gold 50/50 Strategy ETF	BTAU
BlockBridge Bitcoin and Aggressive Allocation 50/50 Strategy ETF	BTMS

Series of

BERGSTROM FINANCIAL GROUP TRUST

1300 Godward Street NW, Suite 5500

Minneapolis, Minnesota, 55413

The Funds constitute a separate investment portfolio with distinct investment objectives and policies. The Distributor, as defined below, does not sell shares to the public. Shares are distributed to Authorized Participants, who then use them to create a market for public consumption.

This SAI should be read in conjunction with the Prospectus for the Funds, dated January 28, 2026, which may be amended or supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of a Fund should be made solely upon the information contained herein. Copies of the Prospectus may be obtained without charge, upon request, by writing the Funds at [__], by calling toll-free [__], or by visiting the Funds’ website at www.focusfinancial.com.

GENERAL INFORMATION

Each Fund is a separate series of Bergstrom Financial Group Trust, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on October 16, 2025 (the “Trust”). The Funds are each a series of the Trust and are non-diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). BlockBridge Investments, LLC (the “Adviser”) serves as the investment adviser to the Funds.

Each Fund will offer and issue shares at net asset value (“NAV”) only in aggregations of a specified number of shares (each a “Creation Unit” or a “Creation Unit Aggregation”). The shares of each Fund are collectively referred to as the “Shares” in this SAI. Each Fund’s Shares are listed and traded on The NASDAQ Stock Market LLC (the “Exchange”). Fund Shares will trade on the Exchange at market prices that may be below, at, or above NAV. Shares are redeemable only in Creation Unit Aggregations and generally in exchange for portfolio securities held by the Funds and/or a specified cash payment.

In the event of the liquidation of the Funds, the Trust may lower the number of Shares in a Creation Unit. The Trust reserves the right to permit or require a full or partial “cash” option for creations and/or redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of a basket of securities and other investments (“Deposit Instruments”) included in each Fund, subject to various conditions. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

BITCOIN, THE BITCOIN NETWORK, AND THE BITCOIN PROTOCOL

Bitcoin, the Bitcoin Network, and Bitcoin trading venues are relatively new and not subject to the same regulations as regulated securities or futures exchanges. Bitcoin exchanges that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements; however, they are generally not required to protect customers or their markets to the same extent as regulated securities exchanges or futures exchanges. As a result, markets for Bitcoin may be susceptible to manipulation or fraud and may experience larger and/or more frequent sudden declines than assets traded on more traditional exchanges. Investors in Bitcoin may lose money, possibly the entire value of their investments.

There is no central registry that shows which individuals or entities own Bitcoin or the quantity of Bitcoin owned by any particular person or entity. A small group of early Bitcoin adopters may hold a substantial portion of the Bitcoin that has been created to date. There are no regulations in place that would prevent a large holder of Bitcoin or a group of holders from selling their Bitcoins, which could depress the price of Bitcoin, or from otherwise attempting to manipulate the price of Bitcoin or the Bitcoin Network.

Events could adversely affect the price of Bitcoin, reduce user confidence in Bitcoin, the Bitcoin Network, and the fairness of Bitcoin trading venues, and slow (or even reverse) the further adoption of Bitcoin.

Malicious actors could theoretically structure an attack whereby such actors gain control of more than half of the Bitcoin Network’s processing power, or “aggregate hashrate.” If a malicious actor or group of actors acquired a hashrate exceeding that of the rest of the Bitcoin Network, they would be able to exert unilateral control over the addition of blocks to the Bitcoin Blockchain. This would allow a malicious actor to engage in “double spending” (i.e., use the same Bitcoin for two or more transactions), prevent other transactions from being confirmed on the Bitcoin Blockchain, or prevent other miners from mining any valid new blocks. Each of the events described above, among other things, could adversely affect the price of Bitcoin; reduce user confidence in Bitcoin, the Bitcoin Network, and the fairness of Bitcoin trading venues; and slow (or even reverse) the further adoption of Bitcoin.

The Bitcoin Protocol was developed using open-source software by a small group of developers known as the “Bitcoin Core” (as defined herein), who helped create and maintain the original version of Bitcoin, the underlying asset upon which Bitcoin futures are based. The open-source nature of the Bitcoin Protocol allows any developer to review the underlying code and suggest changes to it via “Bitcoin Improvement Proposals,” or “BIPs.” If accepted by a sufficient number of miners, BIPs may result in substantial changes to the Bitcoin Network, including changes that result in “forks” (as described herein). The Bitcoin Network has already experienced two major forks after developers attempted to increase transaction capacity. Blocks mined on these new “forked” networks now diverge from those mined on the original Bitcoin Network, which the Bitcoin Core maintains. This divergence results in the creation of two new blockchains, whose digital assets are referred to as “Bitcoin Cash” and “Bitcoin Gold.” Bitcoin, Bitcoin Cash, and Bitcoin Gold now operate as separate, independent networks. Multiple BIPs still exist, many of which aim to increase the transaction capacity of the Bitcoin Network. It is possible that one or more of these BIPs could result in further network forks. It is possible that the price of the Bitcoin futures after a “fork” may be linked to the price of Bitcoin on only one of the resulting Bitcoin Networks, rather than the aggregate price of Bitcoin on all resulting Bitcoin Networks.

2

It is believed that speculators and investors who seek to profit from trading and holding Bitcoin currently account for a significant portion of Bitcoin demand. Such speculation regarding the potential future appreciation in the price of Bitcoin may artificially inflate or deflate the price of Bitcoin. Conversely, evolving government regulations, the perception of onerous regulatory actions, concerns over the potential for fraud and manipulation of the Bitcoin price, and other factors may cause a drop in the Bitcoin price. Developments related to the Bitcoin Network’s operations also contribute to the volatility in the price of Bitcoin. These factors may continue to cause the price of Bitcoin to be volatile, which may hurt the performance of the Funds.

New Bitcoin is created when Bitcoin “miners” use computers on the Bitcoin Network to solve Bitcoin’s “proof of work” algorithm, which records and verifies every Bitcoin transaction on the Bitcoin Blockchain. In return for their services, miners are rewarded with a set amount of Bitcoin, known as the “block reward.” The current block reward for solving a new block is six and one-quarter (6.25) Bitcoin per block; a decrease from twelve and one-half (12.5) Bitcoin in May 2020. Based on current processing power, or “hashrate,” the block reward is estimated to halve again in about four (4) years. Because the block reward slowly declines at a fixed rate over time, a user may incentivize a miner to prioritize the processing of their transaction by including excess Bitcoin, which the miner collects in the form of a “transaction fee.” If transaction fees are not sufficiently high or if they increase to the point of being prohibitively expensive for users, miners may lack an adequate incentive to continue mining and may therefore cease their operations.

If the price of Bitcoin or the reward for mining new blocks is not sufficiently high to incentivize miners, they may cease expending hashrate to solve blocks. As a result, confirmations of transactions on the Bitcoin Blockchain could be temporarily slowed, inhibiting the functioning of the Bitcoin Network. This could hurt the value of an investment in the Funds.

Additionally, if the price of Bitcoin falls below the level required for mining operators to turn a profit, some mining operators may temporarily discontinue mining Bitcoin by either halting operations or switching their mining operations to mine other cryptocurrencies. If miners reduce or cease their mining operations it would reduce the aggregate hashrate on the Bitcoin Network, which would adversely affect the confirmation process for transactions (i.e., temporarily decreasing the speed at which blocks are added to the blockchain until the subsequent scheduled adjustment in difficulty for block solutions) and make the Bitcoin Network more vulnerable to a malicious actor obtaining control in excess of fifty (50) percent of the aggregate hashrate on the Bitcoin Network. Periodically, the Bitcoin Network is designed to adjust the difficulty for block solutions so that solution speeds remain in the vicinity of the expected ten (10) minute confirmation time currently targeted by the Bitcoin Network protocol. Still, significant reductions in aggregate hashrate on the Bitcoin Network could result in material delays in transaction confirmation time. Any reduction in confidence in the confirmation process or the aggregate hash rate of the Bitcoin Network may adversely affect the utility and price of Bitcoin, which may negatively impact investment in the Funds.

A decline in the adoption of Bitcoin could hurt the price of Bitcoin, as well as on Bitcoin trading venues, and, in turn, negatively affect the value of an investment in the Funds.

Bitcoin is used as a form of payment both directly and, more commonly, through an intermediary service which converts Bitcoin payments into local currency. However, the adoption of Bitcoin has been limited compared to its price increase, as determined by Bitcoin trading venues. This may suggest that the majority of Bitcoin’s use remains for investment and speculative purposes. The continued adoption of Bitcoin will require growth in its usage as a means of payment and in the Bitcoin Blockchain for various applications.

A lack of expansion or a reduction in usage of Bitcoin and the Bitcoin Blockchain could adversely affect the Bitcoin trading venues. This, in turn, may hurt the performance of the Funds. Even if growth in Bitcoin adoption continues in the near or medium term, there is no assurance that Bitcoin usage will continue to grow over the long term. A contraction in the use of Bitcoin may result in a lack of liquidity on Bitcoin trading venues, increased volatility in the Bitcoin price, or a reduction in the Bitcoin price, and other negative consequences. This, in turn, could exacerbate any existing liquidity issues in the Bitcoin market, lead to increased volatility in the Bitcoin price, or result in a price reduction, among other negative consequences. Each of these events could adversely impact the value of an investment in the Funds.

A new competing digital asset may pose a challenge to Bitcoin’s current market dominance, resulting in a reduction in demand for Bitcoin, which could negatively impact the price and market for Bitcoin and, in turn, affect the value of an investment in the Funds.

The Bitcoin Network and Bitcoin, as an asset, currently hold a “first-to-market” advantage over other digital assets. This first-to-market advantage has enabled the Bitcoin Network to evolve into the most well-developed network of any digital asset. The Bitcoin Network currently boasts the most extensive user base of any digital asset and, more importantly, the most significant combined mining power in use to secure the Bitcoin Blockchain. Having an extensive mining network enhances user confidence regarding the security of the Bitcoin Blockchain and the long-term stability of the Bitcoin Network. However, the extensive mining network also increases the difficulty of solving for Bitcoins, which at times may incentivize miners to mine other cryptocurrencies. It is possible that real or perceived shortcomings in the Bitcoin Network, technological, regulatory, or other developments could result in a decline in popularity and acceptance of Bitcoin and the Bitcoin Network.

3

It is also possible that other digital currencies and trading systems could become more widely accepted and used than Bitcoin. In particular, digital assets such as “Ethereum,” “Ripple,” and “Stellar” have acquired a substantial share of the cryptocurrency market in recent years, which may be in part due to perceived institutional backing and/or potentially advantageous features not incorporated into Bitcoin. There are other cryptocurrencies, or altcoins, gaining momentum as the price of Bitcoin continues to rise, and investors view the cheaper cryptocurrencies as attractive alternatives. Additionally, the continued rise of alt-coins could lead to a reduction in demand for Bitcoin, which could harm the price and market for Bitcoin, as well as the Bitcoin trading venues, and, in turn, negatively impact the value of an investment in the Funds.

Regulatory initiatives by governments and uniform law proposals by academics and participants in the Bitcoin economy may impact the use of Bitcoin or the operation of the Bitcoin Network in a manner that adversely affects the value of an investment in the Funds.

As Bitcoin and other digital assets have grown in popularity and market size, certain U.S. federal and state governments, foreign governments, and self-regulatory agencies have begun to examine the operations of Bitcoin, cryptocurrencies, and other digital assets, the Bitcoin Network, Bitcoin users, and the Bitcoin trading venues. Regulation of cryptocurrencies, such as Bitcoin, and initial coin offerings (“ICOs”) in the U.S. and foreign jurisdictions could restrict the use of Bitcoin or impose other requirements that may adversely impact the liquidity and price of Bitcoin, demand for Bitcoin, and the operations of Bitcoin trading venues. If Bitcoin trading venues become subject to onerous regulations, among other factors, trading in Bitcoin may become concentrated in a smaller number of exchanges, which could have a material impact on the price, volatility, and trading volumes of Bitcoin. Additionally, the Bitcoin trading venues may be required to comply with tax, anti-money laundering (“AML”), know-your-customer (“KYC”), and other regulatory requirements, compliance, and reporting obligations that may make it more costly to transact in or trade Bitcoin (which may materially impact price, volatility, or trading of Bitcoin more generally). Each of these events could hurt the value of an investment in the Funds.

The regulation of Bitcoin, digital assets, and related products and services continues to evolve. The inconsistent and sometimes conflicting regulatory landscape may make it more difficult for Bitcoin businesses to provide services, potentially impeding the growth of the Bitcoin economy and hurting consumer adoption of Bitcoin. There is a possibility that future regulatory changes may alter, perhaps to a material extent, the nature of an investment in the Funds or the ability of the Funds to continue operating.

Additionally, to the extent that Bitcoin itself is determined to be a security, commodity future, or other regulated asset, or to the extent that a United States or foreign government or quasi-governmental agency exerts regulatory authority over the Bitcoin Network, Bitcoin trading or ownership in Bitcoin may hurt the value of your investment in the Funds. In summary, Bitcoin regulation takes many different forms and will, therefore, impact Bitcoin and its usage in various ways.

Bitcoin Core currently maintains the Bitcoin Network, and no single entity owns it. However, with the growing adoption of Bitcoin and the significant increase in speculative activity surrounding Bitcoin and cryptocurrencies, third parties may be increasingly motivated to assert intellectual property rights claims relating to the operation of the Bitcoin Network or applications built upon the Bitcoin Blockchain. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Bitcoin Network’s or the Bitcoin Blockchain’s long-term viability or the ability of end-users to hold and transfer Bitcoin may adversely affect the price of Bitcoin. Additionally, a meritorious intellectual property rights claim could prevent end-users from accessing the Bitcoin Network or holding or transferring their Bitcoin. As a result, an intellectual property rights claim against Bitcoin Network participants could have a material adverse impact on the Funds.

An interruption in Internet service or a limitation of Internet access could impact the functionality of the Bitcoin Network.

The Bitcoin Network’s functionality relies on the Internet. A widely accepted and decentralized network is necessary for a fully functional blockchain network, such as the Bitcoin Network. Features of the Bitcoin Network, such as decentralization, an open-source protocol, and reliance on peer-to-peer connectivity, are essential to preserving the network’s stability and reducing the risk of fraud or cyberattacks. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin Network. Any technical disruptions or regulatory limitations that affect Internet access may hurt the Bitcoin Network and the price of Bitcoin, and therefore adversely affect the value of an investment in the Funds.

4

BLOCKCHAIN TECHNOLOGY

Blockchain Technology

Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. The risks associated with blockchain technology may not become apparent until the technology is widely adopted. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. There is little regulation of blockchain technology, except for the inherent public nature of the blockchain system. Any future regulatory developments could impact the viability and expansion of blockchain technology. Because blockchain technology systems can operate across multiple national boundaries and regulatory jurisdictions, they may be subject to inconsistent and widespread regulation. Blockchain technology is not a product or service that generates identifiable revenue for companies that implement or utilize it. Currently, blockchain technology is commonly used for recording transactions in digital currencies, which are often highly speculative and volatile. Problems in digital currency markets could have a broader effect on companies associated with blockchain technology. Blockchain technology may also never be implemented on a scale that yields a discernible economic benefit. There are currently several competing blockchain platforms with overlapping intellectual property claims. The uncertainty inherent in these competing technologies may lead companies to adopt alternatives to blockchain. Finally, because digital assets registered on a blockchain lack a standardized exchange, such as a stock market, there is less liquidity for these assets and a greater possibility of fraud or manipulation.

A blockchain is an open, distributed ledger that records transactions between two parties in a verifiable and permanent way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a specific form, allowing only those intended to receive it to read and process it. Transactions on the blockchain are verified and authenticated by computers on the network (referred to as “nodes” or “validators”) that receive, propagate, verify, and execute transactions. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded on the blockchain in collections of transactions called “blocks.” Blockchain networks are based on software source code that establishes and governs their respective cryptographic systems for verifying transactions.

Delays in transaction processing have occurred on the blockchain networks. Such a delay may occur due to, among other things, the inability of nodes to reach consensus on transactions, including those related to upgrades or changes in the Bitcoin Network. During a network delay, it will not be possible to record transactions in the shares on the blockchain.

Blockchain Regulation

The regulation of digital assets, including Bitcoin, blockchain technologies, and digital asset platforms, is currently evolving and is likely to undergo rapid changes. It varies significantly among international, federal, state, and local jurisdictions and is subject to significant uncertainty.

Various legislative and executive bodies in the United States and other countries are currently considering, or may in the future consider, laws, regulations, guidance, or other actions that may severely impact the Funds and, thus, the Funds’ shareholders. Failure by the Funds or any Fund service providers to comply with any laws, rules, or regulations, some of which may not exist yet or are subject to interpretation and may be subject to change, could result in a variety of adverse consequences to the Funds (and thus to the Funds’ shareholders), including civil penalties and fines.

Blockchain networks, including the Bitcoin Network, currently face an uncertain regulatory landscape in not only the United States but also in many foreign jurisdictions such as the European Union and China. Various foreign jurisdictions may, in the near future, adopt laws, regulations, or directives that affect the networks and their users, developers, and service providers that fall within the regulatory scope of such jurisdictions. Such laws, regulations, or directives may conflict with those of the United States or may have a direct and negative impact on The Fund and its service providers. The effect of any future regulatory change is impossible to predict, but such a change could be substantial and adverse to the shareholders, the Funds, and the Funds’ service providers.

Additionally, to the extent that Bitcoin itself is determined to be a security, commodity future, or other regulated asset, or to the extent that a United States or foreign government or quasi-governmental agency exerts regulatory authority over the Bitcoin Network, Bitcoin trading or ownership in Bitcoin may hurt the value of your investment in the Funds. In summary, Bitcoin regulation takes many different forms and will, therefore, impact Bitcoin and its usage in various ways.

5

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, RISKS, AND POLICIES

The Prospectus for the Funds outlines the investment objectives and strategies of the Funds. It explains how the Funds allocate their assets among the various types of securities in which the Funds may invest. Please refer to The Fund’s Prospectus for a discussion of the Funds’ principal investment strategies, the principal asset types, or securities in which the Funds may invest, and the principal risks associated with the foregoing. Additional information regarding the assets or securities in which the Funds may invest, including securities or instruments not described in the Prospectus, appears below in the section entitled “Additional Information About Securities in Which the Funds May Invest” in this SAI.

As with all funds, there can be no assurance that the investment objectives of the Funds will be achieved. The Funds’ investment objectives may be changed without approval by the holders, subject to 60 days’ advance notice to shareholders.

Investment Restrictions.

The Funds have adopted investment policies which may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Funds, as applicable. Non-fundamental policies may be changed without shareholder approval by a vote of a majority of the Trustees of the Trust at any time, provided that 60 days’ advance notice is given to shareholders. The term “majority of the outstanding voting shares” means the vote of (i) 67% or more of each Fund’s shares present at a meeting, if more than 50% of the outstanding shares of each Fund are present or represented by proxy, or (ii) more than 50% of each Fund’s outstanding shares, whichever is less.

Fundamental Investment Restrictions. The Funds are subject to the following investment restrictions, all of which are fundamental policies.

The Funds may not:

(1)	borrow money or issue senior securities (as defined by the 1940 Act), except as permitted by the 1940 Act or the rules thereunder.

(2)	Purchase or sell real estate unless acquired because of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business, except that this restriction shall not prevent the Funds from investing in securities or other instruments (1) issued by companies that invest, deal, or otherwise engage in transactions in real estate or (2) backed or secured by real estate or interests in real estate.

(3)	issue senior securities except as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Funds.

(4)	act as an underwriter of another issuer’s securities, except to the extent that the Funds may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), in connection with the purchase and sale of portfolio securities.

(5)	make loans, except to the extent permitted under the 1940 Act.

(6)	invest in physical commodities, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

(7)	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Gold Fund will concentrate investments that have economic exposure to gold or gold derivatives. The Mortgage Opportunities Fund will concentrate its investments in assets with economic exposure to real estate. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), registered investment companies, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry. Additionally, for purposes of this restriction, digital assets are not considered a type of investment nor an industry.

6

Compliance with the Fundamental policies previously described is generally measured at the time the securities are purchased. Unless otherwise required by the 1940 Act (as is the case with borrowing), if a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction. All fundamental policies must comply with applicable regulatory requirements.

With respect to paragraph (1), the 1940 Act currently allows each Fund to borrow up to one-third of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (excluding the amount borrowed) at the time the borrowing is made. With respect to paragraph (5), the 1940 Act and regulatory interpretations currently limit the percentage of each Fund’s securities that may be loaned to one-third of the value of its total assets.

For restriction (7) above, industry classifications are determined for each Fund in accordance with the industry or sub-industry classifications established by Bloomberg. Each Fund may use other classification titles, standards, and systems from time to time, as it determines to be in the best interests of shareholders. The use of any particular classification system is not a fundamental policy. In addition, while the Funds do not regard other investment companies as an “industry,” each Fund intends to look through to the holdings of underlying investment companies, subject to each Fund’s ability to obtain such information, for purposes of restriction (7).

Non-Fundamental Investment Restrictions.

In addition, it is contrary to each Fund’s present policies, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of each Fund’s net assets (based on then-current value) would then be invested in such securities. For purposes of this restriction, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified, or rescinded, each Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to specific restricted securities, including securities pursuant to Rule 144A under the 1933 Act, and specific commercial paper that the Adviser has determined to be liquid under procedures approved by the Board of Trustees.

Non-Principal Risks

Concentration Risk – The Funds have a fundamental policy not to invest more than 25% of the current value of each Fund’s total assets in any one industry, except that this policy does not apply to: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, (iii) investments in repurchase agreements collateralized by U.S. government securities, or (iv) investments that provide exposure to Bitcoin. However, the Funds reserve the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the Index concentrates in a specific industry. To the extent that each Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks particular to that industry.

Temporary Defensive Positions and Cash Positions – The Funds may take temporary defensive positions in short-term debt securities, cash, and cash equivalents in response to adverse market, economic, or political conditions. The Funds may also depart from their principal investment strategies when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Funds have committed available assets to desirable investment opportunities. Under such circumstances, the Funds may not achieve their investment objectives, and they may not participate in market advances or declines to the same extent that they would if the Funds remained more fully invested.

ADDITIONAL INFORMATION ABOUT SECURITIES IN WHICH THE FUNDS MAY INVEST

The Funds’ principal investment objectives and strategies are discussed in the Prospectus under the “SUMMARY SECTION” for each Fund and under “INVESTMENT OBJECTIVE” and “PRINCIPAL INVESTMENT STRATEGIES.” To achieve its investment objectives, each Fund typically makes investments of the type described in the Prospectus.

The Funds may also invest in certain types of securities or engage in certain investment activities, as generally discussed below. Additionally, the Funds may be subject to additional risks associated with their investments in such securities or resulting from the Funds’ investment strategies or activities. The following is not meant to be an exclusive list of all the securities and instruments in which the Funds may invest, the investment strategies or activities in which it may engage, or the risks associated with both. The Funds may invest in instruments and securities and engage in strategies or activities other than those listed below, and may be subject to risks that are not described here. To the extent this section describes an investment type also described in the prospectus, the disclosure in this SAI should be regarded as supplementing, and not replacing, the prospectus disclosure.

7

EQUITY SECURITIES

Equity securities represent ownership interests in a company and may consist of common stocks, preferred stocks, warrants to acquire common stock, or securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds may purchase equity securities listed on U.S. or foreign securities exchanges or traded in the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of bondholders and preferred stockholders take precedence over those of common stockholders.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of bondholders take precedence over those of holders of preferred and common stock.

Warrants. Warrants are instruments that entitle the holder to purchase an equity security at a specified price for a defined period. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer both greater potential for capital appreciation and capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised before its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Funds is called for redemption or conversion, the Funds could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities typically yield higher returns than the underlying common stocks, but usually lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities tend not to fall to the same extent due to interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities is likely to increase as well. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk and are often lower-quality securities.

Generally, capitalization or market capitalization is a measure of a company’s size. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks associated with smaller size, limited markets and financial resources, narrow product lines, and a frequent lack of depth in management. The securities of smaller companies are often traded in the over-the-counter market, and even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and are more susceptible to abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

8

INITIAL PUBLIC OFFERINGS (“IPOs”)

The Funds may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Funds for as long as it has a small asset base. The effect of IPOs on the Funds’ performance likely will decrease as the Funds’ asset size increases, which could reduce the Funds’ total returns. Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of the Funds’ portfolio and lead to higher expenses for the Funds, including commissions and transaction costs. By selling shares, the Funds may realize taxable gains that they will subsequently distribute to shareholders. Additionally, the market for IPO shares can be speculative and inactive for extended periods. The limited number of shares available for trading in some IPOs may make it more difficult for the Funds to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares may be affected by substantial dilution in the value of their shares, resulting from sales of additional shares, and by the concentration of control in existing management and principal shareholders.

The Funds’ investment in IPO shares may include securities of unseasoned companies (companies with less than three years of continuous operations), which present risks considerably greater than those of more established companies. These companies may have limited operating histories, and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses, making them vulnerable to competition and changes in technology, markets, and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

DEBT SECURITIES

Investors should be aware that even though interest-bearing obligations are investments that promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term obligations are more significantly affected by interest rates than shorter-term obligations. The values of fixed-income obligations also may be affected by changes in the credit rating or financial condition of the issuing entities.

The Funds may invest in debt securities, including lower-rated securities (i.e., securities rated BB or lower by S&P Global Ratings (“S&P Ratings”), a division of McGraw Hill Financial, Inc., or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”), commonly called “junk bonds”), and securities that are not rated. There may be no restrictions as to the ratings of debt securities acquired by the Funds or the portion of the Funds’ assets that may be invested in debt securities in a particular ratings category.

Securities rated BBB or Baa are considered to be of medium grade and exhibit speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities, potentially leading to a decline in their value. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and are generally more sensitive to adverse economic conditions or individual corporate developments. During periods of unfavorable economic conditions, including rising interest rates, the junk bond market may be severely disrupted, and issuers of such bonds may struggle to meet their principal and interest payment obligations.

Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because their market is less broad. The demand for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Funds may have greater difficulty selling their portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

The debt securities held by the Funds may have redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Funds would have to replace the security with a lower-yielding security, resulting in a decreased return for the investors in the Funds. Conversely, a high-yield, high-risk security’s value will decrease in a rising interest rate market, as will the value of the Fund’s assets.

Special tax considerations apply to investing in debt securities structured as zero-coupon or pay-in-kind securities. the Funds will report the interest on these securities as income even though they receive no cash interest until the security’s maturity or payment date.

9

Credit ratings assess the safety of principal and interest payments, rather than the market value risk associated with debt securities. Rating agencies may fail to update credit ratings promptly to reflect subsequent events. To the extent that the Funds invests in medium- and lower-quality debt securities, the achievement of the Funds’ investment objective may be more dependent on the Funds’ own credit analysis than is the case for higher quality bonds. A more complete description of the characteristics of bonds in each ratings category is included in Appendix A to this SAI.

INTEREST RATE RISK

The value of fixed income securities in the Funds can be expected to vary inversely with changes in prevailing interest rates. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities.

CONVERSION OF DEBT SECURITIES

In the event debt securities held by a fund are converted to or exchanged for equity securities, the Funds may continue to have such equity securities, but only if and to the extent consistent with and permitted by its investment objective and policies.

HIGH YIELD SECURITIES

High-yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by S&P Ratings or Baa by Moody’s, or their unrated equivalents. The risks associated with investing in high yield securities include: (i) high yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P Ratings or Baa or higher by Moody’s) due to changes in the issuer’s creditworthiness; (ii) the market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of the Funds to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets; (iii) market prices for high-risk, high-yield securities may also be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high-risk, high-yield securities may move independently of interest rates and the overall bond market; and (iv) the market for high-risk, high-yield securities may be adversely affected by legislative and regulatory developments.

DEFAULTED SECURITIES

The risk of loss due to default may be considerably greater with lower-quality securities, as they are generally unsecured and often subordinated to other debt of the issuer. The purchase of defaulted debt securities involves risks, such as the possibility of a complete loss of the investment, where the issuer does not restructure to enable it to resume principal and interest payments. If the issuer of a security in a fund’s portfolio defaults, the fund may incur unrealized losses on the security, which may lower the fund’s NAV. Defaulted securities tend to lose a significant portion of their value before they default. Thus, a fund’s NAV may be adversely affected before an issuer defaults. Additionally, a fund may incur additional expenses if it attempts to recover principal or interest payments on a defaulted security.

CALLABLE BONDS

Callable bonds contain a provision in the indenture that permits the issuer to redeem the bonds before their maturity dates at a specified price, typically reflecting a premium over the bonds’ original issue price. These bonds generally have call-protection (a period of time during which the bonds may not be called) that usually lasts for 7 to 10 years, after which time such bonds may be called away. An issuer may generally be expected to call its bonds, or a portion of them, during periods of relatively declining interest rates, when borrowings may be replaced at lower rates than those obtained in prior years. If the proceeds of a bond called under such circumstances are reinvested, the result may be a lower overall yield due to lower current interest rates. If the purchase price of such bonds included a premium related to the appreciated value of the bonds, some or all of that premium may not be recovered by bondholders, such as the Funds, depending on the price at which such bonds were redeemed.

ZERO COUPON SECURITIES

The Funds may invest in zero-coupon securities.  Zero-coupon securities are debt obligations that are issued or sold at a significant discount from their face value; they do not pay current interest to holders before maturity, nor do they have a specified redemption date or cash payment date.  The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date, at a rate of interest reflecting the market rate at the time of issuance.  The original issue discount on the zero-coupon securities must be included ratably in the income of the Funds (and thus an investor’s) as the income accrues, even though payment has not been received.  The Funds distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in a taxable gain or loss.  Because interest on zero-coupon securities is not paid on a current basis but is, in effect, compounded, the value of these securities is more susceptible to fluctuations in response to changing interest rates. It may involve greater credit risks than the value of debt obligations that distribute income regularly.

10

STRUCTURED SECURITIES

Structured securities include notes, bonds, or debentures, the value of the principal of and/or interest on which is to be determined by reference to changes in the value of specific currencies, interest rates, commodities, indices, or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in the loss of a fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more challenging to price accurately than less complex fixed income investments.

INDEXED SECURITIES

Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities, typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies. They may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of several foreign currencies relative to one another.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed. Additionally, it may be influenced by changes in interest rates in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price.

INFLATION-INDEX BONDS

Inflation-indexed bonds are debt instruments whose principal and/or interest values are adjusted periodically in accordance with a rate of inflation, typically the Consumer Price Index (CPI). Two structures are most common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

U.S. Treasury Inflation-Protected Securities (“TIPS”) are currently issued with maturities of five, ten, or thirty years. However, securities with other maturities may be issued in the future. The principal amount of TIPS adjusts for inflation, although the inflation-adjusted principal is not paid until maturity. Semiannual coupon payments are determined as a fixed percentage of the inflation-adjusted principal at the time the payment is made.

If the rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or the par amount at the time of original issue. If an inflation-indexed bond does not provide a guarantee of principal at maturity, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

11

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the inflation rate. For example, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would likely decline, leading to an increase in the value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates would likely rise, leading to a decrease in the value of inflation-indexed bonds.

While these securities, if held to maturity, are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If nominal interest rates rise due to reasons other than inflation (for example, due to an expansion of non-inflationary economic activity), investors in these securities may not be protected to the extent that the increase in rates is not reflected in the bond’s inflation measure.

The inflation adjustment of TIPS is tied to the CPI-U, which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measure of price changes in the cost of living, comprising components such as housing, food, transportation, and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

U.S. GOVERNMENT SECURITIES

Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities, include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury, and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Specific U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency. In contrast, other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the issuer’s right to borrow from the U.S. Treasury. At the same time, the U.S. government provides financial support to certain U.S. government-sponsored federal agencies; however, no assurance can be given that the U.S. government will always do so, as it is not obligated to do so by law. U.S. Treasury notes and bonds typically pay coupon interest semiannually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentality in the event its liabilities exceed its assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including a Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

The total public debt of the United States, as a percentage of its gross domestic product, has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government may not be able to make principal or interest payments when due. In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending. In August 2023, Fitch Ratings also downgraded its U.S. debt rating from AAA to AA+, citing expected fiscal deterioration over the next three years and the repeated nature of debt ceiling negotiations. While Moody’s sovereign credit rating for the U.S. remains AAA, the agency changed the outlook from stable to negative in November 2023, signaling an increased risk of a downgrade.

12

An increase in national debt levels may also necessitate adjustments to the statutory debt ceiling, requiring the U.S. Congress to negotiate a higher cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. Future downgrades could increase volatility in domestic and foreign financial markets, result in higher interest rates and lower prices of U.S. Treasury securities, and increase the costs of various types of debt. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.

U.S. GOVERNMENT OBLIGATIONS

The Funds may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association notes). In the latter case, the investor must primarily look to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. Generally, the value of debt instruments, including U.S. Government obligations, declines when market interest rates rise and increases when market interest rates fall. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

CUSTODIAL RECEIPTS

A fund may acquire custodial receipts for U.S. government securities. Custodial receipts evidence ownership of future interest payments, principal payments, or both, and include TIGRs and CATS. For specific securities law purposes, custodial receipts are not considered U.S. government securities.

SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

Separately traded interest components of securities may be issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program. Under the Separate Trading of Registered Interest and Principal of Securities program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently.

TAX-EXEMPT SECURITIES

In seeking to achieve its investment objective, each Tax-Free Fund and Short Duration Municipal Opportunities Fund invests in a variety of tax-exempt securities. Tax-exempt securities are debt obligations generally issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies or instrumentalities the interest on which, in the opinion of the bond issuer’s counsel (not the Funds’ counsel), is excluded from gross income for federal income tax purposes and from any applicable state personal income taxes. See “Additional Information Concerning Taxes” below. These securities comprise municipal bonds, municipal notes, and municipal commercial paper, as well as variable or floating-rate obligations and participation interests.

Tax-exempt securities are issued to raise funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation systems, schools, streets, and water and sewer works. Other public purposes for which tax-exempt securities may be issued include the refunding of outstanding obligations or obtaining funds for general operating expenses. See “Additional Investment Policies and Other Instruments – Municipal Obligations.”

In addition, certain types of “private activity bonds” may be issued by public authorities to finance privately operated housing facilities and certain local facilities for water supply, gas, electricity, sewage or solid waste disposal, or student loans, or to obtain funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. California Municipal Bond Fund may invest up to 20% of its total assets in private activity bonds. Such private activity bonds are considered to be tax-exempt securities if the interest paid thereon is excluded from gross income for federal income tax purposes.

The interest income on certain private activity bonds (including a fund’s distributions to its shareholders attributable to such interest) may be treated as a tax preference item under the federal alternative minimum tax. California Municipal Bond Fund and Municipal Opportunities Fund will not include tax-exempt securities generating this income for purposes of measuring compliance with the 80% fundamental investment policy described in the relevant Prospectus.

13

Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair, or improvement of privately operated industrial or commercial facilities, also may constitute tax-exempt securities. Still, current federal tax law places substantial limitations on the size of such issues.

From time to time, proposals have been introduced before Congress that would adversely affect the federal income tax consequences of holding tax-exempt securities. Federal tax legislation enacted primarily during the 1980s limits the types and amounts of tax-exempt securities issuable for specific purposes, especially industrial development bonds and other types of “private activity” bonds. Such limits do not affect the federal income tax treatment of municipal obligations issued before the effective dates of the provisions imposing such restrictions. Such limits may impact the future supply and yields of these types of tax-exempt securities. Further proposals limiting the issuance of tax-exempt securities may well be introduced in the future. If it appeared that the availability of tax-exempt securities for investment by the Funds and the value of the Funds’ investments could be materially affected by such changes in law, the Trustees would reevaluate each fund’s investment objective and policies and consider changes in the structure of the Funds or its dissolution.

Yields.  The yields or returns on tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt securities market, the size of a particular offering, the maturity of the obligation, and the rating (if any) of the issue. Yield disparities may occur for reasons not directly related to the investment quality of the particular problems or the general movement of interest rates, due to such factors as changes in the overall demand or supply of various types of tax-exempt securities or changes in the investment objectives of investors.

The market value of debt securities that carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. In general, in selecting securities, the portfolio managers of each fund intend to seek protection against early call. Similarly, when such yields increase, the market value of a portfolio already invested at lower yields can be expected to decline. A fund may invest in debt securities that sell at substantial discounts from their par value. These securities are low-coupon bonds that, during periods of high interest rates, due to their lower acquisition cost, tend to sell on a yield basis that approximates current interest rates.

MUNICIPAL OBLIGATIONS

The Funds may purchase municipal obligations. Municipal obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities (“Municipal Obligations”). Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if, in the opinion of counsel to the issuer, the interest paid thereon is exempt from regular federal income tax.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, the Tax Reform Act of 1986 required that interest on certain private activity bonds be included in an investor’s alternative minimum taxable income, and that corporate investors include all tax-exempt interest in the calculation of adjusted current earnings for purposes of determining the corporation’s alternative minimum tax liability. However, most bonds issued in 2009 and 2010 have been excluded from these rules by the American Recovery and Reinvestment Act of 2009. Future legislative proposals, if enacted into law, regulations, rulings or court decisions may cause interest on Municipal Obligations to be subject, directly or indirectly, to federal income taxation or may cause interest on Municipal Obligations that are presently exempt from state and local taxation to be subject to state or local income taxation, or the value of such Municipal Obligations to be subject to state or local intangible personal property tax, or may otherwise prevent the Funds from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Funds. BFA cannot predict what legislation or regulations, if any, may be proposed in Congress or promulgated by the U.S. Treasury Department or by various states as regards the federal, state, or local income tax exemption of interest on such obligations or the impact of such legislative and regulatory activity on such exemption.

The two principal classifications of Municipal Obligations which the Funds may hold are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the use of the facility being financed. Revenue securities include private activity bonds, which are not payable from the unrestricted revenues of the municipal issuer. Consequently, the credit quality of private activity bonds is typically directly related to the credit standing of the corporate entity using the facility.

14

The Funds’ portfolio may also include “moral obligation” bonds, which are usually issued by special-purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is an ethical commitment but not a legal responsibility of the state or municipality that created the issuer.

There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s Investors Service, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and not absolute standards of quality. Municipal Obligations with the same maturity, interest rate, and ratings may have different yields. In contrast, Municipal Obligations of the same maturity and interest rate with different ratings may have the exact yield. After its purchase by the Funds, an issue of Municipal Obligations may cease to be rated or its rating may be reduced to a level below the minimum required for purchase by the Funds. BFA will consider such an event in determining whether the Funds should continue to hold the obligation.

An issuer’s obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors generally, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

Among other types of Municipal Obligations that the Funds may purchase are short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes, and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of receiving tax funds, the proceeds of bond placements, or other revenues. In addition, the Funds may invest in different types of instruments, including general obligation and private activity bonds, provided they have remaining maturities of 397 days or less at the time of purchase.

The Funds may hold derivatives, which may take the form of tender option bonds, participations, beneficial interests in a trust, partnership interests, or other similar instruments. Several different structures have been employed. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender options, demand features, and other characteristics when the derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond’s fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Funds may hold derivatives, such as participation interests and custodial receipts, for municipal obligations that give the holder the right to receive payment of principal, subject to the conditions described above.

Before purchasing a derivative for the Funds, BFA is required by the Funds’ procedures to conclude that the tax-exempt security and the supporting short-term obligation involve minimal credit risks and are Eligible Securities under the Funds’ Rule 2a-7 procedures. In evaluating the creditworthiness of the entity obligated to purchase the tax-exempt security, BFA will review periodically the entity’s relevant financial information.

MUNICIPAL BONDS

Municipal bonds are issued to obtain funding for various public purposes, including the construction of a wide range of public facilities, such as airports, highways, bridges, schools, hospitals, housing, mass transportation systems, streets, and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased may be guaranteed by a letter of credit, note repurchase agreement, insurance, or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by a subadvisor in determining whether a municipal obligation meets investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.

15

The yields or returns of municipal bonds depend on a variety of factors, including general market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating (if any) of the issue. The ratings of S&P, Moody’s, and Fitch represent their opinions as to the quality of various municipal bonds that they undertake to rate. It should be emphasized, however, that ratings are not absolute standards of quality. For example, depending on market conditions, municipal bonds with the same maturity and stated interest rate but different ratings may nevertheless have the exact yield. See Appendix A for a description of ratings. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase must be determined to be comparable in quality to securities having specific specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such factors as changes in the overall demand or supply of various types of municipal bonds.

The effects of a widespread health crisis, such as a global pandemic, could impact the ability of states and their political subdivisions to make payments on debt obligations when due, potentially adversely affecting the value of their bonds and negatively impacting the performance of the Funds.

Municipal Bonds Issued by the Commonwealth of Puerto Rico.  Municipal obligations issued by the Commonwealth of Puerto Rico and its agencies, or other U.S. territories, generally are tax-exempt.

Adverse economic, market, political, or other conditions within Puerto Rico may negatively affect the value of a fund’s holdings in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies.

Puerto Rico has faced and continues to face significant fiscal challenges, including persistent government budget deficits, underfunded public pension benefit obligations, underfunded government retirement systems, sizable debt service obligations, and a high unemployment rate. In recent years, several rating organizations have downgraded several securities issued in Puerto Rico to below investment-grade or placed them on “negative watch.” Puerto Rico has previously missed payments on its general obligation debt. As a result of Puerto Rico’s fiscal challenges, it entered into a process analogous to a bankruptcy proceeding in U.S. courts. Recently, Puerto Rico received court approval to exit bankruptcy through a significant restructuring of its U.S. municipal debt. The restructuring was recommended by an oversight board, an unelected body that shares power with elected officials, that is federally mandated to oversee Puerto Rico’s finances. Pursuant to federal law, the oversight board will remain intact and can only disband after Puerto Rico experiences four consecutive years of balanced budgets. Any future defaults or actions by the oversight board, among other factors, could negatively impact the marketability, liquidity, or value of certain investments held by a fund, potentially reducing its performance.

MUNICIPAL NOTES

Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond, and revenue anticipation notes, project notes, and construction loan notes.

Tax-Anticipation Notes. Tax anticipation notes are issued to finance the working capital needs of municipalities. Generally, they are issued in anticipation of various tax revenues, such as income, sales, use, and business taxes, and are specifically payable from these particular future tax revenues.

Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the Funds for the repayment of the notes.

Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of the receipt of specific types of revenue, other than taxes, such as federal revenues available under Federal Revenue Sharing Programs.

Project Notes. Project notes are backed by an agreement between a local issuing agency and the Federal Department of Housing and Urban Development (“HUD”) and carry a U.S. government guarantee. These notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and urban renewal programs). Although they are the primary obligations of the local public housing agencies or local urban renewal agencies, the HUD agreement provides for the additional security of the full faith and credit of the U.S. government. Payment by the United States pursuant to its full faith and credit obligation does not impair the tax-exempt character of the income from project notes.

16

Construction Loan Notes. Construction loan notes are sold to provide financing for construction projects. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by GNMA to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided through banks’ commitments to purchase the loan.

Municipal Commercial Paper.  Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such a paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is often backed in many cases by letters of credit, lending agreements, note repurchase agreements, or other credit facility agreements provided by banks and other financial institutions.

High-Yield (High-Risk) Municipal Debt Obligations.  Municipal bonds rated “BBB” or “BB” by S&P or Fitch, or “Baa” or “Ba” by Moody’s, or lower (and their unrated equivalents) are considered to have some speculative characteristics and, to varying degrees, can pose special risks generally involving the ability of the issuer to make payment of principal and interest to a greater extent than higher rated securities.

A subadvisor may be authorized to purchase lower-rated municipal bonds when, based upon price, yield, and its assessment of quality, investment in these bonds is determined to be consistent with a fund’s investment objectives. The subadvisor will evaluate and monitor the quality of all investments, including lower-rated bonds, and will dispose of these bonds as determined to be necessary to assure that the Funds’ portfolio is constituted in a manner consistent with these objectives. To the extent that a fund’s investments in lower-rated municipal bonds emphasize obligations believed to be consistent with preserving capital, these obligations may not provide yields as high as those of other obligations having these ratings. The differential in yields between these bonds and obligations with higher quality ratings may not be as significant as it initially appears to be. The Prospectus for certain funds includes additional information regarding a fund’s ability to invest in lower-rated debt obligations under “Principal investment strategies.”

The Trust is organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts and is an open-end management investment company registered under the 1940 Act. Managed Account Shares Bond Completion Portfolio is a non-diversified series of the Trust, and each other fund is a diversified series of the Trust, as those terms are used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. The following table sets forth the date the Trust was organized:

MUNICIPAL FLOATING RATE INSTRUMENTS

Municipal floating rate instruments are floating rate instruments that are created by dividing a municipal security’s interest rate into two or more different components. Typically, with respect to such an instrument, one component (“floating rate component” or “FRC”) pays an interest rate that is reset periodically through an auction process or by reference to an interest rate index; a second component (“inverse floating rate component” or “IFRC”) pays an interest rate that varies inversely with changes to market rates of interest, because the interest paid to the IFRC holders is generally determined by subtracting a variable or floating rate from a predetermined amount (i.e., the difference between the total interest paid by the municipal security and that paid by the FRC). Each Fund may purchase FRCs without limitation. Up to 10% of a fund’s total assets may be invested in IFRCs in an attempt to protect against a reduction in the income earned on the fund’s other investments due to a decline in interest rates. The extent of increases and decreases in the value of an IFRC generally will be greater than comparable changes in the value of an equal principal amount of a fixed-rate municipal security having similar credit quality, redemption provisions, and maturity. To the extent that IFRCs are not readily marketable, as determined by the subadvisor pursuant to guidelines adopted by the Board, they will be considered illiquid for purposes of a fund’s respective limitation on investments in illiquid securities.

INVERSE FLOATING-RATE OBLIGATIONS

The Funds may invest in so-called “inverse floating rate obligations” or “residual interest bonds” or other obligations or certificates relating thereto, structured to have similar features. In creating such an obligation, a municipality issues a certain amount of debt and pays a fixed interest rate. Half of the debt is issued as variable-rate short-term obligations, the interest rate of which is reset at short intervals, typically 35 days. The other half of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. Under usual circumstances, the holder of the inverse floating rate obligation can generally purchase an equal principal amount of the short-term obligation and link the two obligations to create long-term fixed rate bonds. Because the interest rate on the inverse floating rate obligation is determined by subtracting the short-term rate from a fixed amount, the interest rate will decrease as the short-term rate increases. It will increase as the short-term rate decreases. The magnitude of increases and decreases in the market value of inverse floating rate obligations may be approximately twice as large as the comparable change in the market value of an equal principal amount of long-term bonds that bear interest at the rate paid by the issuer and have similar credit quality, redemption, and maturity provisions.

17

STAND-BY COMMITMENTS

The Funds may acquire stand-by commitments. Under a stand-by commitment, a dealer would agree to purchase at the Funds’ option specified Municipal Obligations at their amortized cost value to the Funds plus accrued interest, if any. (Stand-by commitments acquired by the Funds may also be referred to as “put” options.) Stand-by commitments for Municipal Obligations may be exercisable by the Funds at any time before the maturity of the underlying Municipal Obligations. They may be sold, transferred, or assigned only with the instruments involved. The Funds’ right to exercise stand-by commitments will be unconditional and unqualified.

INSURED BANK OBLIGATIONS

A Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. A Fund may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

MORTGAGE-RELATED and OTHER ASSET-BACKED SECURITIES

The Funds may purchase mortgage-related and other asset-backed securities. Mortgage-related securities include fixed and adjustable-rate Mortgage Pass-Through Certificates, which provide the holder with a share of the interest and principal payments on a pool of mortgages, ordinarily backed by residential properties. There are several key differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities, as well as among the securities they issue. Pass-Through Certificates guaranteed by the Government National Mortgage Association (“Ginnie Mae”) (also known as “Ginnie Maes”) are guaranteed for the timely payment of principal and interest by Ginnie Mae, whose guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates are also supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury Department to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association (“Fannie Mae”) include Fannie Mae guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are guaranteed as to timely payment of principal and interest by Fannie Mae. They are not backed by or entitled to the full faith and credit of the United States, but are supported by Fannie Mae’s right to borrow from the U.S. Treasury Department. Fannie Mae was established as a federal agency in 1938 and, in 1968, was chartered by Congress as a private shareholder-owned company. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a stockholder-owned corporation chartered by Congress in 1970. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which Freddie Mac guarantees. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. While Freddie Mac generally does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. On September 6, 2008, Director James Lockhart of the Federal Housing Finance Agency (“FHFA”) appointed FHFA as conservator of both Fannie Mae and Freddie Mac. In addition, the U.S. Treasury Department agreed to provide Fannie Mae and Freddie Mac up to $100 billion of capital each on an as-needed basis to ensure that they continue to provide liquidity to the housing and mortgage markets.

The Funds may only invest in classes of collateralized mortgage obligations (“CMOs”) deemed to have a remaining maturity of 397 days or less in accordance with the requirements of Rule 2a-7 under the 1940 Act. Each class of a CMO, which frequently elects to be taxed as a real estate mortgage investment conduit (“REMIC”), represents a direct ownership interest in, and the right to receive a specified portion of, the cash flow consisting of interest and principal on a pool of residential mortgage loans or mortgage pass-through securities (“Mortgage Assets”). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including Ginnie Mae, Fannie Mae, and Freddie Mac, or issued by trusts formed by private originators of, or investors in, mortgage loans. Classes in CMOs that the Funds may hold are known as “regular” interests. The Funds may also have “residual” interests, which are generally junior to and significantly more volatile than “regular interests.” The residual in a CMO structure typically represents the interest in any excess cash flow or tax liability remaining after making required payments of principal and interest on the CMOs, as well as the related administrative expenses of the issuer. The market for CMOs may be more illiquid than that of other securities. The Funds currently intend to hold CMOs only as collateral for repurchase agreements.

18

Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”), and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs (interest-only securities) receive the interest portion of the cash flow, while POs (principal-only securities) receive the principal portion. IOs and POs can be highly volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages increase, as this raises the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened, and the yield to maturity is reduced. PACs are parallel pay REMIC pass-through or participation certificates (“REMIC Certificates”), which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more different classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Any shortfalls are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. To create PAC tranches, one or more tranches must generally be established that absorb most of the volatility in the underlying mortgage assets. These tranches (often referred to as “supports” or “companion” tranches) tend to have market prices and yields that are more volatile than those of the PAC classes.

TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC’s payment schedule, however, remains in effect as long as prepayment rates on the underlying mortgages do not exceed specific ranges. In contrast, a TAC provides investors with a certain level of protection against either faster-than-expected or slower-than-expected prepayment rates, but not both. TACs thus provide more cash flow stability than a regular sequential paying class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

The Funds may also invest in non-mortgage asset-backed securities (e.g., backed by installment sales contracts, credit card receivables, or other assets). Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

The yield characteristics of specific mortgage-related and asset-backed securities may differ from traditional debt securities. One significant difference is that all or a principal part of the obligations may be prepaid at any time, as the underlying assets (i.e., loans) can also be prepaid at any time. As a result, a decrease in market interest rates may lead to an increase in the level of prepayments, as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset-backed security that is subject to such a prepayment feature will shorten the security’s maturity. If the Funds have purchased such a mortgage-related or asset-backed security at a premium, a faster-than-anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in the anticipated maturity of such a security being lengthened, as expected prepayments are reduced. A prepayment rate that is faster than anticipated will reduce the yield to maturity of such a security. In contrast, a prepayment rate that is slower than expected may have the opposite effect, increasing the yield to maturity.

Generally, the assets supporting non-mortgage asset-backed securities have shorter maturities than those supporting mortgage-related securities. Like other fixed-income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates fall, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities. These characteristics may lead to higher price volatility for asset-backed securities with prepayment features under certain market conditions. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, during times of financial stress, the trading market for these securities can become restricted.

19

TYPES OF CREDIT SUPPORT

To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:

●	liquidity protection; and

●	default protection.

Liquidity protection refers to the provision of advances, typically by the entity administering the pool of assets, to ensure that payments due on the underlying pool of assets are passed through promptly. Default protection protects against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of such approaches. A fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Some examples of credit support include:

●	“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);

●	creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and

●	“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).

The ratings of mortgage-backed securities and asset-backed securities that receive third-party credit enhancement are generally dependent on the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider, even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.

The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.

COMMERCIAL MORTGAGE-BACKED SECURITIES

The commercial mortgage-backed securities (“CMBS”) in which a Fund invests may be issued by entities, such as banks, mortgage lenders, or other institutions. These entities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

CMBS depend on cash flows generated by underlying commercial real estate loans, receivables, or other assets and can be significantly affected by changes in interest rates, the availability of information concerning the underlying assets and their structure, and the creditworthiness of the originators of the underlying assets.

Due to the nature of the loans they represent, CMBS are subject to a greater degree of prepayment and extension risk than many other forms of fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain CMBS. Certain CMBS are issued in multiple classes with varying yields and levels of credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit, prepayment, and extension risks.

In addition, the value of CMBS may be adversely affected by regulatory or tax changes. CMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. In the recent past, the market for CMBS has experienced volatility and reduced liquidity.

INVERSE FLOATERS

Inverse floaters may be issued by agencies or instrumentalities of the U.S. government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which a fund invests (except stripped mortgage securities and there is a risk that the market value will vary from the amortized cost. Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters may be illiquid. Any illiquid inverse floaters, together with any other illiquid investments, will not exceed a fund’s limitation on investments in illiquid securities.

20

RESETS

The interest rates paid on Adjustable Rate Mortgage Securities (“ARMs”) in which a Fund may invest are generally readjusted or reset at intervals of one year or less to an increment over a predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

CAPS AND FLOORS

The underlying mortgages, which collateralize the ARMs in which a Fund invests, will frequently have caps and floors that limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which a Fund invests to be shorter than the maturities stated in the underlying mortgages.

COLLATERALIZED DEBT OBLIGATIONS

CBOs, CLOs, other collateralized debt obligations, and other similarly structured securities (collectively, “CDOs”) are types of asset-backed securities. A CBO is a trust that is often backed by a diversified pool of high-risk, below investment-grade fixed-income securities. The collateral can be from many different types of fixed-income securities, such as high-yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities, and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CDOs may charge management fees and administrative expenses.

In a CDO structure, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. In the case of all CDO tranches, the market prices of and yields on tranches with longer terms to maturity tend to be more volatile than those of tranches with shorter terms to maturity due to the greater volatility and uncertainty of cash flows.

COLLATERALIZED LOAN OBLIGATIONS

The Floating Rate Fund may invest in collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are types of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

21

For CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Any CLO junior debt securities purchased by the Floating Rate Fund will most likely be unrated or non-investment grade. Since it is partially protected from defaults, a senior tranche from a CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade.

Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The CLO junior debt positions would only be paid the principal and interest due to the position, based on the principal and interest waterfall structured by the trust. CLOs often invest in concentrated portfolios of assets. The concentration of an underlying portfolio in any one asset class would subject the related CLO securities to a greater degree of risk with respect to defaults across such asset class. The value of the CLO securities owned by the Floating Rate Fund generally will fluctuate with, among other things, the financial condition of the obligors or issuers of the underlying portfolio of assets of the related CLO (“CLO Collateral”), general economic conditions, the condition of certain financial markets, political events, legislation and regulations, developments or trends in any particular industry and changes in prevailing interest rates. Consequently, holders of CLO securities must rely solely on distributions on the CLO Collateral or proceeds thereof for payment in respect thereof. If distributions on the CLO Collateral are insufficient to make payments on the CLO securities, no other assets will be available for payment of the deficiency, and, following realization of the CLO securities, the obligations of such CLO to pay such deficiency generally will be extinguished. CLO Collateral may consist of collateralized loan obligations, corporate loans, asset-backed securities (including both residential and commercial mortgage-backed securities), and other securities, which often are rated below investment-grade (or of equivalent credit quality).

STRUCTURED NOTES

Structured notes include investments in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities, or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

EXCHANGE TRADED NOTES

Exchange-Traded Notes (“ETNs”) are a type of unsecured, unsubordinated debt security that are designed to track the total return of a specific market index, less fees, and combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., NYSE) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs do not make periodic coupon payments and provide no principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility, and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying index remaining unchanged.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS

Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments carry a risk of loss in the event of default or insolvency by the borrower. They may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. It is unclear whether these protections are available to investments in loans and other forms of direct indebtedness under certain circumstances, in which case such risks may be increased.

A fund may be in possession of material non-public information about a borrower as a result of owning a floating rate instrument issued by such borrower, because of prohibitions on trading in securities of issuers while in possession of such information, a fund might be unable to enter into a transaction in a publicly traded security issued by that borrower when it would otherwise be advantageous to do so.

22

LOAN PARTICIPATIONS AND ASSIGNMENTS; TERM LOANS

Loan participations are loans or other direct debt instruments that are interests in amounts owned by a corporate, governmental, or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the lender who are selling the participation. In the event of the lender's insolvency and the sale of a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When a fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be a part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. It is anticipated that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

A term loan is typically a loan in a fixed amount that borrowers repay in a scheduled series of repayments or a lump-sum payment at maturity. A delayed draw loan is a special feature in a term loan that permits the borrower to withdraw predetermined portions of the total amount borrowed at certain times. If a fund enters into a commitment with a borrower regarding a delayed draw term loan or bridge loan, the Fund will be obligated on one or more dates in the future to lend the borrower monies (up to an aggregate stated amount) if called upon to do so by the borrower. Once repaid, a term loan cannot be drawn upon again.

Investments in loans and loan participations will subject a fund to liquidity risk. Loans and loan participations may be transferable among financial institutions, but may not have the liquidity of conventional debt securities and are often subject to restrictions on resale, thereby making them potentially illiquid. For example, the purchase or sale of loans requires, in many cases, the consent of either a third party (such as the lead or agent bank for the loan) or of the borrower, and although such consent is, in practice, infrequently withheld, the consent requirement can delay a purchase or hinder a fund’s ability to dispose of its investments in loans in a timely fashion. In addition, in some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what a subadvisor believes to be a fair price.

Corporate loans that a fund may acquire or in which a fund may purchase a loan participation are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, leverage recapitalizations, and other corporate activities. The highly leveraged capital structure of the borrowers in certain of these transactions may make such loans especially vulnerable to adverse changes in economic or market conditions and greater credit risk than other investments.

Certain of the loan participations or assignments acquired by a fund may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may, from time to time, borrow and repay amounts up to the maximum amount of the facility. In such cases, a fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation. Such an obligation may have the effect of requiring a fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).

The borrower of a loan in which a fund holds an interest (including through a loan participation) may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower, and competitive conditions among lenders, among other things. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a fund derives interest income will be reduced. The effect of prepayments on a fund’s performance may be mitigated by the receipt of prepayment fees, and the Funds’ ability to reinvest prepayments in other loans that have similar or identical yields. However, there is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the prepaid loan.

23

A fund may invest in loans that pay interest at fixed rates and loans that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate, such as the Prime Rate (the interest rate that banks charge their most creditworthy customers) or another generally recognized base lending rate. Most floating rate loans are senior in rank in the event of bankruptcy to most other securities of the borrower, such as common stock or public bonds. In addition, floating-rate loans are also normally secured by specific collateral or assets of the borrower so that the holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer. While the seniority in rank and the security interest are helpful in reducing credit risk, such risk is not eliminated. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general, or if interest rates decline. While, because of this interest rate reset feature, loans with resetting interest rates provide a considerable degree of protection against rising interest rates, there is still potential for interest rates on such loans to lag changes in interest rates in general for some period. In addition, changes in interest rates will affect the amount of interest income paid to a fund as the floating rate instruments adjust to the new levels of interest rates. In a rising base rate environment, income generation generally will increase. Conversely, during periods when the base rate is declining, the income-generating ability of the loan instruments will be adversely affected.

Investments in many loans have additional risks that result from the use of agents and other interposed financial institutions. Many loans are structured and administered by a financial institution (e.g., a commercial bank) that acts as the agent of the lending syndicate. The agent typically administers and enforces the loan on behalf of the other lenders in the lending syndicate. In addition, an institution, typically but not always the agent, holds the collateral, if any, on behalf of the lenders. A financial institution’s employment as an agent might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent would generally be appointed to replace the terminated agent, and assets held by the agent under the loan agreement would likely remain available to holders of such indebtedness. However, if assets held by the agent for the benefit of a fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or government agency), similar risks may arise.

CORPORATE DEBT OBLIGATIONS

The Funds may invest in corporate fixed-income securities and loans of any maturity or credit quality. Bonds and loans rated below BBB by S&P Global Ratings (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”), commonly referred to as “junk bonds or loans,” typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans. Lower-rated bonds and loans are also more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality instruments, which may limit the Funds’ ability to sell such instruments at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress, which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

INVESTMENTS IN CREDITORS CLAIMS

Creditors’ claims in bankruptcy (“Creditors’ Claims”) are rights to payment from a debtor under the U.S. bankruptcy laws. Creditors’ Claims may be secured or unsecured. A secured claim generally receives priority in payment over unsecured claims.

Sellers of Creditors’ Claims can either be: (i) creditors that have extended unsecured credit to the debtor company (most commonly trade suppliers of materials or services); or (ii) secured creditors (most commonly financial institutions) that have obtained collateral to secure an advance of credit to the debtor. Selling a Creditors’ Claim offers the creditor an opportunity to turn a claim that otherwise might not be satisfied for many years into liquid assets.

A Creditors’ Claim may be purchased directly from a creditor, although most are purchased through brokers. A Creditors’ Claim can be sold as a single claim or as part of a package of claims from several different bankruptcy filings. Purchasers of Creditors’ Claims may take an active role in the reorganization process of the bankrupt company, and, in certain situations in which a Creditors’ Claim is not paid in full, the claim may be converted into stock of the reorganized debtor.

24

Although Creditors’ Claims can be sold to other investors, the market for Creditors’ Claims is not liquid, and, as a result, a purchaser of a Creditors’ Claim may be unable to sell the claim or may have to sell it at a drastically reduced price. There is no guarantee that any payment will be received from a Creditors’ Claim, especially in the case of unsecured claims.

SOVEREIGN DEBT OBLIGATIONS

Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Typically, sovereign debt of developing countries may involve a high degree of risk and may be in default or present the risk of default; however, sovereign debt of developed countries also may involve a high degree of risk and may be in default or present the risk of default. Governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations, and governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due and may require renegotiation or rescheduling of debt payments. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results, changes in interest and exchange rates, changes in debt ratings, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Defaults in sovereign debt obligations, or the perceived risk of default, also may impair the market for other securities and debt instruments, including securities issued by banks and other entities holding such sovereign debt, and negatively impact the Funds.

BRADY BONDS

Brady Bonds are debt securities issued under the framework of the “Brady Plan,” an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, involves the exchange of external commercial bank debt for newly issued bonds (“Brady Bonds”). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds issued to date generally have maturities between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, investments in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan are available.

Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included:

●	the exchange of outstanding commercial bank debt for bonds issued at 100% of face value that carry a below-market stated rate of interest (generally known as par bonds);

●	bonds issued at a discount from face value (generally known as discount bonds);

●	bonds bearing an interest rate that increases over time; and

●	bonds issued in exchange for the advancement of new money by existing lenders.

Regardless of the stated face amount and interest rate of the various types of Brady Bonds, when investing in Brady Bonds, a fund will purchase Brady Bonds in secondary markets in which the price and yield to the investor reflect market conditions at the time of purchase.

Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (the “IMF”), the World Bank, and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.

A fund may purchase Brady Bonds with no or limited collateralization, and must rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which a fund invests are likely to be acquired at a discount.

25

OTHER INVESTMENT COMPANY SECURITIES

The Funds may invest in the securities of other investment companies, such as money market funds, ETFs, and investment companies that invest in other cryptocurrencies, such as Bitcoin. To the extent such other investment company is registered under the 1940 Act, or otherwise meets the definition of investment company but is not registered because it relies on an exemption or exception from registration or is domiciled outside of the United States, such investments may be subject to applicable limitations under Section 12(d)(1) of the 1940 Act, described above. Investing in another pooled vehicle exposes the Funds to all the risks of that pooled vehicle.

EXCHANGE-TRADED FUNDS

A Fund may invest in shares of other ETFs. As the shareholder of another ETF, a Fund would bear, along with other shareholders, its pro rata portion of the other ETF’s expenses, including advisory fees. Such expenses are in addition to the expenses a Fund pays in connection with its own operations. A Fund’s investments in other ETFs may be limited by applicable law.

Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on investments in ETFs. ETFs also carry the risk that the price a Fund pays or receives may be higher or lower than the ETF’s NAV. ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. ETFs and other investment companies in which a Fund may invest may be leveraged, which would increase the volatility of a Fund’s NAV.

A Fund may also invest in ETFs and other investment companies that seek to return the inverse of the performance of an underlying index on a daily, monthly, or other basis, including inverse leveraged ETFs. Inverse and leveraged ETFs are subject to additional risks not generally associated with traditional ETFs. To the extent that a Fund invests in inverse ETFs, the value of the Fund’s investments will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite of traditional equity or bond funds. The NAV and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. This is because inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short-selling techniques. The use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment strategies than other funds that do not use such techniques.

CLOSED-END INVESTMENT COMPANIES

A Fund may invest their assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% and 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange (“NYSE”), the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”), and, in some cases, may be traded in other over-the-counter (“OTC”) markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

A Fund generally will purchase shares of closed-end funds only in the secondary market. A Fund will incur normal brokerage costs on such purchases, similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. A Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions, and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Funds purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principle of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

26

A Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase, and a Fund may suffer realized or unrealized capital losses due to a further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Funds’ shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Funds.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. A Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for a greater total return on its investment, but, at the same time, may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

INDEX RELATED SECURITIES (“EQUITY EQUIVALENTS”)

A Fund may invest in certain types of securities that enable investors to purchase or sell shares in a basket of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others, DIAMONDS (interests in a basket of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or S&P Depositary Receipts (an ETF that tracks the S&P 500 Index). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices, as well as the securities that make up those indices. For example, if the securities comprising an index that a security seeks to track perform poorly, the security will lose value.

Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for portfolio management purposes, to facilitate trading, to reduce transaction costs, or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying a fund’s assets across a broad range of securities.

To the extent a fund invests in securities of other investment companies, including Equity Equivalents, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operations. These costs include management, brokerage, shareholder servicing, and other operational expenses. Indirectly, if a fund invests in Equity Equivalents, shareholders may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, a fund’s investments in such investment companies are subject to limitations under the 1940 Act and market availability.

The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting Equity Equivalents could adversely affect the liquidity and value of the shares of a fund.

REAL ESTATE INVESTMENT TRUST

A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate-level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development, or long-term loans.

27

REITs in which the Funds invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Funds invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Funds’ investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT, and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification, and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Funds, a shareholder will bear not only his proportionate share of the expenses of the Funds, but also, indirectly, similar expenses of the REITs. REITs generally depend on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

FOREIGN SECURITIES

The Funds may invest in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Adviser will be able to anticipate or counter these potential events and their impacts on the Funds’ share price.

Investments by the Funds in emerging market securities include special risks in addition to those generally associated with foreign investing. The Adviser regards “emerging markets” as including all countries currently excluded from the MSCI World Index of developed countries, and domicile is determined by where the company is organized, located, has the majority of its assets, or receives the majority of its revenue. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than in more developed foreign markets. Emerging markets also have different clearance and settlement procedures, and delays in settlement could result in temporary periods when a portion of the assets is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Funds due to subsequent declines in the value of those securities or possible liability to the purchaser. Many emerging markets have experienced substantial rates of inflation for many years, which has had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, certain emerging market countries have imposed wage and price controls. Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations, and other financial institutions. Debt obligations of emerging market countries may involve a high degree of risk, and may be in default or present the risk of default. Certain emerging market governmental issuers have not been able or have been unwilling to make payments of interest or principal on debt obligations as those payments have come due.

28

FOREIGN CURRENCIES

Although each Fund intends to only hold investments denominated in U.S. dollars, a Fund may have indirect exposure to foreign currency fluctuations. Each Fund’s net asset value could decline if a relevant foreign currency depreciates against the U.S. dollar or if there are delays or limits on the repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Fund’s net asset value may change without warning, which could have a significant negative impact on a Fund.

CURRENCY TRANSACTIONS

A currency exchange transaction, including a virtual currency exchange transaction, may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market, virtual currency exchange market, or through a forward currency exchange contract (“forward contract”). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers, or broker-dealers, are not exchange-traded, and are usually for less than one year, but may be renewed.

Forward currency transactions may involve currencies of different countries in which the Funds may invest, and serve as hedges against possible variations in the exchange rate between these currencies. Transaction hedging is the purchase or sale of a forward contract with respect to specific payables or receivables of the Funds accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to a portfolio security position denominated or quoted in a particular currency. The Funds may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency.

If the Funds enters into a forward contract hedging an anticipated purchase of portfolio securities, assets of the Funds having at least as great as the Funds’ commitment under such forward contract will be segregated on the books of the Funds while the contract is outstanding.

At the maturity of a forward contract to deliver a particular currency, the Funds may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Funds to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency that the Funds is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency that the Funds is obligated to deliver.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Funds to hedge against a devaluation that is so generally anticipated that the Funds is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Funds of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

DEPOSITORY RECEIPTS

Securities of foreign issuers may include American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, International Depositary Receipts, and Non-Voting Depositary Receipts (“ADRs,” “EDRs,” “GDRs,” “IDRs,” and “NVDRs,” respectively, and collectively, “Depositary Receipts”). Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

29

ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security and will reflect any changes in exchange rates. An investment in ADRs involves risks associated with investing in foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the United States, and, therefore, there may not be a correlation between that information and the market value of an unsponsored ADR.

EDRs, GDRs, IDRs, and NVDRs are receipts evidencing an arrangement with a foreign bank or exchange affiliate similar to that for ADRs and are designed for use in foreign securities markets. EDRs, GDRs, IDRs, and NVDRs are not necessarily quoted in the same currency as the underlying security. NVDRs do not have voting rights.

OBLIGATIONS OF FOREIGN GOVERNMENTS, SUPRANATIONAL ENTITIES, AND BANKS

The Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies, or instrumentalities that are determined by the Adviser to be of comparable quality to the other obligations in which such Fund may invest. The Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development, and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, and the InterAmerican Development Bank.

The Funds may invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

MONEY MARKET INSTRUMENTS

The Funds may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Funds may invest include: (i) short-term obligations issued by the U.S. government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody's Investors Service, Inc. ("Moody's")  or “A-1+” or “A-1” by S&P Global Ratings, a division of S&P Global Inc. ("S&P")  or has a similar rating from a comparable rating agency, or if unrated, of comparable quality as the Adviser determines; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

OTHER SHORT-TERM INSTRUMENTS

The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable CDs, bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P or, if unrated, of comparable quality as determined by the Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Sub-Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

COMMERCIAL PAPER

The Funds may purchase commercial paper. Commercial paper purchasable by the Funds includes “Section 4(a)(2) paper,” a term that provides for debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(a)(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Funds through or with the assistance of dealers who make a market in Section 4(a)(2) paper, thereby providing liquidity. Certain transactions in Section 4(a)(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act (see “Restricted Securities” below).

30

VARIABLE AMOUNT MASTER DEMAND NOTES

Commercial paper obligations may include variable amount master demand notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., “lending”) fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.

The subadvisor will only invest in variable amount master demand notes issued by companies that, at the date of investment, have an outstanding debt issue rated “Aaa” or “Aa” by Moody’s or “AAA” or “AA” by S&P or Fitch, and that the subadvisor has determined present minimal risk of loss. The subadvisor will look generally at the financial strength of the issuing company as “backing” for the note and not to any security interest or supplemental source, such as a bank letter of credit. A variable amount master demand note will be valued on each day a NAV is determined. The NAV generally will be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.

CERTIFICATE OF DEPOSIT AND BANKERS’ ACCEPTANCES

A Fund may invest in certificates of deposit and bankers’ acceptances, which are short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market before maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The accepting bank may then hold the acceptance as an earning asset, or it may be sold in the secondary market at the prevailing discount rate for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

BANKING INDUSTRY OBLIGATIONS

Obligations of foreign banks in which the Funds may invest include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States.

CUSTODY AND BANKING RISKS

The Funds’ assets may be maintained with one or more banks or other depository institutions (“banking institutions”), including both US and non-US banking institutions. In addition, the Funds’ assets may be maintained at regional (or mid-size) banking institutions or large banking institutions. Regional banking institutions are generally subject to fewer regulatory safeguards than large banking institutions, which can lead to them being perceived as having greater credit risk than their larger counterparts. the Funds may enter into credit facilities or have other financial relationships with banking institutions. The distress, impairment, or failure of one or more banking institutions, whether or not holding the Funds’ assets, may inhibit the ability of the Funds to access depository accounts or lines of credit at all or promptly. Various factors, including negative market sentiment, significant withdrawals, fraud, or poor management, can cause such events. In such cases, the Funds may need to delay or forgo making new investments, or the Funds may need to sell another investment to raise cash when it is not desirable to do so, which could result in lower performance. In the event of such a failure of a banking institution, access to such accounts could be restricted. U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of the amounts insured by the FDIC (and similar considerations may apply to banking institutions in other jurisdictions not subject to FDIC protection). In such instances, the Funds may not recover the excess uninsured amounts and instead would only have an unsecured claim against the banking institution, potentially recovering only the residual value of the banking institution’s assets, if any value is recovered at all. The loss of any assets maintained with a banking institution or the inability to access such assets for a period, even if ultimately recovered, could be materially adverse to the Funds. Additionally, the Adviser may not be able to identify all potential solvency or stress concerns with respect to a banking institution or transfer assets from one bank to another promptly, particularly in the event a banking institution comes under stress or fails. It is also possible that the Funds may incur additional expenses or experience delays in implementing alternative arrangements, or that such arrangements may be less favorable than those previously in place (with respect to access to capital, economic terms, or otherwise).

31

TIME DEPOSITS AND VARIABLE RATE NOTES

A Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations that a Fund may purchase are unsecured and may include variable-rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a Fund as Lender and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Funds reserve the right, at any time, to increase the amount stated in the note agreement up to the full amount, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between a Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as explicitly provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, a Fund’s adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to a Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

CASH RESERVES

In seeking to achieve its investment objective, as a cash reserve, or for liquidity purposes, the Funds may invest all or part of their assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers’ acceptances, or repurchase agreements secured by U.S. government securities.

FIXED INCOME INVESTMENTS AND CASH EQUIVALENTS

Fixed income investments and cash equivalents held by the Funds may include, without limitation, the types of investments set forth below.

(1) The Funds may invest in U.S. government securities, including bills, notes, and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. government, or by multiple instrumentalities that have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Housing Administration, the Maritime Administration, the Small Business Administration, and the Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, the Central Bank for Cooperatives, Federal Intermediate Credit Banks, and the Federal National Mortgage Association. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself if the agency or instrumentality does not meet its commitment. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

(2) The Funds may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are usually negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Funds’ 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited, plus interest, to the bearer of the certificate on the date specified therein. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Funds may not be fully insured. The Funds may only invest in certificates of deposit issued by U.S. banks with assets of at least $1 billion.

32

(3) The Funds may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The accepting bank may then hold the acceptance as an asset or sell it in the secondary market at the prevailing interest rate for a specific maturity.

(4) The Funds may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

(5) The Funds may invest in commercial paper, which is short-term, unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. The Funds’ portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios). They will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Funds’ liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Funds may invest in commercial paper only if it has received the highest rating from at least one nationally recognized statistical rating organization or, if unrated, is judged by the Adviser to be of comparable quality.

(6) The Funds may invest in shares of money market funds, as consistent with its investment objective and policies. Shares of money market funds are subject to management fees and other expenses of those funds. Therefore, investments in money market funds will cause a Fund to bear proportionately the costs incurred by the money market fund’s operations. At the same time, the Funds will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies. The Funds can lose money by investing in a money market fund.

(7) The Funds may invest in corporate debt securities, as consistent with its investment objective and policies. Corporate debt may be rated as investment-grade or below investment-grade and may carry variable or floating interest rates. Some corporate debt securities rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher-quality debt securities. The Funds could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

VARIABLE AND FLOATING RATE OBLIGATIONS

Investments in floating or variable-rate securities typically involve industrial development or revenue bonds, which provide that the rate of interest is set as a specific percentage of a designated base rate, such as the rates of Treasury Bonds or Bills, or the prime rate at a major commercial bank. In addition, a bondholder can demand payment of the obligations on behalf of the investing fund on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of: (i) the notice period required before a fund is entitled to receive payment of the obligation upon demand; or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed by the investor through the demand feature, the obligations mature on a specified date, which may range up to thirty years from the date of issuance.

VARIABLE AND FLOATING RATE INSTRUMENTS

The Funds may purchase variable- and floating-rate instruments. Variable and floating rate instruments are subject to the credit quality standards described in the prospectus. In some cases, the Funds may require that a letter of credit or guarantee back the obligation to pay the principal of the instrument. Such instruments may carry stated maturities in excess of 397 days, provided that the maturity-shortening provisions stated in Rule 2a-7 are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, the Funds may be entitled to principal on demand. They may be able to resell such notes in the dealer market.

Variable and floating rate instruments held by the Funds generally may have maturities of more than 397 days provided: (i) they are subject to a demand feature entitling the Funds to the payment of principal and interest within 397 days of exercise, unless the instrument is issued or guaranteed by the U.S. Government or its agencies and/or instrumentalities, and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 days.

33

In determining the Funds’ weighted average portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 397 days or less, the instrument will be deemed by the Funds to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining the Funds’ weighted average portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 397 days or less, the instrument will be deemed by the Funds to have a maturity equal to the period remaining until the principal amount can be recovered through demand. In addition, a variable or floating rate instrument issued or guaranteed by the U.S. Government or its agencies and/or instrumentalities will be deemed by the Funds to have a maturity equal to the period remaining until its next interest rate adjustment (in the case of a variable rate instrument) or one day (in the case of a floating rate instrument). Credit rating agencies frequently rate variable and floating rate notes, and their issuers must satisfy the Funds’ quality and maturity requirements. If an issuer of such a note were to default on its payment obligation, the Funds might be unable to dispose of the note because of the absence of an active secondary market and might, for this or other reasons, suffer a loss.

FUNDING AGREEMENTS

The Funds may invest in guaranteed investment contracts and similar funding agreements. In connection with these investments, the Funds make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits the Funds periodically with guaranteed interest, which is based on an index. The funding agreements stipulate that the guaranteed interest will not be less than a specified minimum rate. The purchase price paid for a funding agreement becomes part of the insurance company's general assets, and the contract is funded from these assets. The Funds will only purchase funding agreements from highly rated insurance companies that, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by BFA under guidelines approved by the Board. Generally, funding agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in some funding agreements does not currently exist.

WHEN-ISSUED SECURITIES

A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market at the time of delivery may also be higher than that obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES, AND DELAYED DELIVERY TRANSACTIONS

The Funds may purchase or sell securities that it is entitled to receive on a when-issued basis. The Funds may also buy or sell securities on a delayed delivery basis or through a forward commitment (including on a TBA (to be announced) basis). These transactions involve the purchase or sale of securities by the Funds at an established price with payment and delivery taking place in the future. The Funds enter into these transactions to obtain what is considered an advantageous price at the time of entering into the transaction.

Pursuant to recommendations of the Treasury Market Practices Group, which is sponsored by the Federal Reserve Bank of New York, the Funds or its counterparty generally will be required to post collateral when entering into certain forward-settling transactions, including, without limitation, TBA transactions.

There can be no assurance that a security purchased on a when-issued basis will be issued or that a security bought or sold on a delayed delivery basis or through a forward commitment will be delivered. Also, the value of securities in these transactions on the delivery date may be more or less than the price paid by the Funds to purchase the securities. The Funds will lose money if the value of the security in such a transaction declines below the purchase price and will not benefit if the value of the security appreciates above the sale price during the commitment period.

34

If deemed advisable as a matter of investment strategy, the Funds may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to The Funds on the settlement date. In these cases, the Funds may realize a taxable capital gain or loss.

When The Funds engages in when-issued, TBA, or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in The Funds’ incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a commitment to purchase securities, as well as any subsequent fluctuations in their market value, is taken into account when determining the market value of the Funds, starting on the day the Funds agrees to purchase the securities. The Funds do not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Rule 18f-4 under the Investment Company Act permits the Funds to enter into when-issued or forward-settling securities (e.g., firm and standby commitments, including TBA commitments, and dollar rolls) and non-standard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that the Funds intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).

Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many agreements with respect to when-issued, TBA, and forward commitment transactions. These terms delay or restrict the rights of counterparties, such as the Funds, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support if the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulations and other market developments, could adversely affect the Funds’ ability to terminate existing agreements related to these transactions or to realize amounts to be received under such agreements.

MORTGAGE DOLLAR ROLLS

Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar securities (of the same type, coupon, and maturity) on a specified future date. During the roll period, a fund forgoes principal and interest paid on the mortgage-backed securities. A fund is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. A fund may also be compensated by receipt of a commitment fee. Dollar roll transactions involve the risk that the market value of the securities sold by a fund may decline below the repurchase price of those securities. A mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share. For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Funds purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements involve certain risks, such as default by, or insolvency of, the other party to the repurchase agreement. The Fund’s right to liquidate its collateral in the event of a default could involve certain costs, losses, or delays. To the extent that the proceeds from any sale upon a default in the obligation to repurchase were less than the repurchase price, the Funds would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Funds’ ability to sell the collateral, and the Funds could suffer a loss.

REVERSE REPURCHASE AGREEMENTS

The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Funds will sell securities and receive cash proceeds, subject to their agreement to repurchase the securities at a later date for a fixed price that reflects a market rate of interest. There is a risk that the counterparty to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Funds.

35

FOREIGN REPURCHASE AGREEMENTS

 Foreign repurchase agreements involve an agreement to purchase a foreign security and to resell that security to the original seller at an agreed-upon price in either U.S. dollars or the foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if it is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than those typically found in U.S. repurchase agreements.

SECURITIES LENDING

The Funds may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. The Funds may terminate a loan at any time and obtain the return of the securities loaned. The Funds receives the value of any interest or cash or non-cash distributions paid on the securities that it lends. Distributions received on loaned securities instead of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

For loans collateralized by cash, the borrower is entitled to receive a fee based on the amount of cash collateral. The Funds is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Funds are compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Funds or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

The Funds may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Funds to borrowers, arranges for the return of loaned securities to the Funds at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), gap risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Funds has agreed to pay a borrower), and credit, legal, counterparty, and market risk. In the event a borrower does not return the Funds’ securities as agreed, the Funds may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities.

BORROWING

The Funds may be permitted to borrow money up to one-third of the value of its total assets. Borrowing for investment is a speculative technique that increases both investment opportunity and the Funds’ ability to achieve greater diversification. However, it also increases investment risk. Because the Funds’ investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Funds’ net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Additionally, during periods of borrowing under adverse market conditions, the Funds may need to sell portfolio securities to meet interest or principal payments, even when fundamental investment considerations would not otherwise favor such sales.

LEVERAGING TRANSACTIONS

The Funds may engage in transactions involving “leverage” because they receive cash, which they can invest in portfolio securities, and have a future obligation to make a payment. The use of these transactions by the Funds will generally cause its net asset value to increase or decrease at a greater rate than would otherwise be the case. Any investment income or gains earned from the portfolio securities purchased with the proceeds from these transactions, which are in excess of the expenses associated with these transactions, can be expected to cause the value of the Funds’ shares and distributions on the Funds’ shares to rise more quickly than would otherwise be the case. Conversely, if the investment income or gains earned from the portfolio securities purchased with proceeds from these transactions fail to cover the expenses associated with these transactions, the value of the Funds’ shares is likely to decrease more quickly than otherwise would be the case, and distributions thereon will be reduced or eliminated. Hence, these transactions are speculative, involve leverage, and increase the risk of owning or investing in the shares of the Funds. These transactions also increase the Fund’s expenses due to interest and similar payments, as well as administrative expenses associated with them. Unless the appreciation and income on assets purchased with proceeds from these transactions exceed the costs associated with them, the use of these transactions by the Funds would diminish the investment performance of the Funds compared with what it would have been without using these transactions.

36

SHORT SALES

A fund may engage in short sales and short sales “against the box.” In a short sale against the box, a fund borrows securities from a broker-dealer and sells the borrowed securities. At all times during the transaction, the fund either owns or has the right to acquire the same securities at no additional cost. If the price of the security has declined at the time a fund is required to deliver the security, the fund will benefit from the price difference. If the price of a security has increased, the Funds will be required to pay the difference.

In addition, a fund may sell a security it does not own in anticipation of a decline in the market value of that security (a “short sale”). To complete such a transaction, a fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the Funds sold the security. Until the security is replaced, the Funds are required to pay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds from the short sale are typically retained by the broker to meet margin requirements until the short position is closed. Please see the “Government Regulation of Derivatives” section for additional information.

A fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security, and theoretically, the fund’s loss could be unlimited. A fund will generally realize a gain if the security's price declines between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends, or interest. the Funds may be required to pay in connection with a short sale. Short selling may amplify changes in a fund’s NAV. Short selling may also result in higher-than-normal portfolio turnover, which can lead to increased transaction costs for a fund.

LIQUID STAKING

Although staking generally involves agreeing to lock up the Reference Asset (i.e., not use it or transfer it), the Funds will also earn staking rewards by investing in liquid staking protocols, which are staking protocols that provide a freely-tradeable digital token called a “Liquid Staking Token” (e.g., JitoSOL) that represents the Reference Asset staked with the staking protocol. Liquid Staking Tokens permit the holder to receive the benefits of staking without the illiquidity of a locked-up Reference Asset. Instead, Liquid Staking Tokens generally represent the amount of the Reference Asset deposited with the staking protocol to be staked, plus any amounts earned through staking rewards. In return, the Funds will participate in regular staking compensation payouts through either an increase in the “conversion rate” of the Liquid Staking Token (Rewards-Bearing Tokens) (i.e., the value of the Reward-Bearing Token increases over time vs. the Reference Asset) or an increase in the balance of the Liquid Staking Token (Rebasing Tokens) (i.e., the token attempts to keep a stable value vs. the Reference Asset but the token balance increases over time as rewards are accrued). The Funds can also generally sell Liquid Staking Tokens for cash. Generally, there are no fees associated with Liquid Staking Tokens; however, fees are incurred when staking the underlying Reference Asset. Some staking protocols may charge a fee for unwrapping the Liquid Staking Token.

SHORT-TERM TRADING

Short-term trading refers to the purchase and subsequent sale of a security after it has been held for a relatively brief period. If and to the extent consistent with and permitted by its investment objective and policies, a fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed-income securities to realize capital gains or improve income. Short-term trading may have the effect of increasing the portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage transaction expenses and may make it more difficult for a fund to qualify as a RIC for federal income tax purposes (for additional information about qualification as a RIC under the Code, see “Additional Information Concerning Taxes” in this SAI). See specific fund details in the “Portfolio Turnover” section of this SAI.

37

ILLIQUID AND RESTRICTED SECURITIES

The Funds may invest up to 15% of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that the Funds reasonably expects cannot be sold or disposed of under current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities. Repurchase agreements maturing in more than seven days and restricted securities may be illiquid; other types of investments may also be illiquid from time to time. If the Fund determines at any time that it owns illiquid securities in excess of 15% of its net asset value, it will not purchase additional illiquid securities until its existing holdings in illiquid securities represent less than 15% of its net asset value. If the Funds exceed this 15% threshold, it will report the occurrence in compliance with Rule 30b1-10 under the 1940 Act and, depending on the circumstances, may take additional steps to reduce its holdings of illiquid securities. In compliance with Rule 22e-4 under the 1940 Act, the Funds have established a liquidity risk management program. While the liquidity risk management program attempts to assess and manage liquidity risk, there is no guarantee it will be effective in its operations and may not reduce the liquidity risk inherent in the Funds’ investments. Moreover, compliance with Rule 22e-4 may affect the Funds’ performance and its ability to achieve its investment objective.

Illiquid securities are priced at a fair value determined in good faith by the board of trustees of the Funds or its valuation designee. The Funds may be unable to realize a favorable price upon sale of the securities, or in some cases may not be able to sell the securities.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Funds may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Funds may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Funds might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at a fair value as determined in good faith by the board of the Funds or its valuation designee.

Notwithstanding the above, the Funds may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Generally, the Adviser, under the supervision of the board of directors or trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds’ restriction of investing no more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Funds’ assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

MARKET AND REGULATORY RISK

Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally, liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value, and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen, or widespread events or conditions, pandemics, epidemics, and other similar circumstances in one or more countries or regions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may, in some instances, contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Funds’ investments may be negatively affected.

38

ARTIFICIAL INTELLIGENCE RISK

The rapid development and increasingly widespread use of certain artificial intelligence technologies, including machine learning models and generative artificial intelligence (collectively “AI Technologies”), may adversely impact markets, the overall performance of the Funds’ investments, or the services provided to the Funds by its service providers (including, without limitation, the Funds’ investment adviser, sub-adviser, fund accountant, custodian, or transfer agent). For example, issuers in which the Funds invests and/or service providers to the Funds may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing their use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through the use of AI Technologies could be insufficient, incomplete, inaccurate, or biased, leading to adverse effects for the Funds, including, potentially, operational errors and investment losses. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud, and cyberattacks, and may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI.

To the extent that the Funds invests in companies that are involved in various aspects of AI Technologies, it is particularly sensitive to the risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Such companies may have limited product lines, markets, financial resources, or personnel. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such a company’s operating results. Companies that are extensively involved in AI Technologies may also rely heavily on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

Actual usage of AI Technologies by the Funds’ service providers and issuers in which the Funds invests will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to the Funds.

CYBERSECURITY RISK

With the increased use of technologies such as the Internet to conduct business, the Funds, like all companies, may be susceptible to operational, information security, and related risks. Cybersecurity incidents involving The Funds or its service providers (including, without limitation, the Funds’ investment adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.

Cybersecurity incidents can result from deliberate cyberattacks or unintentional events and may arise from external or internal sources. Cyberattacks may include infection by malicious software or gaining unauthorized access to digital systems, networks, or devices that are used to service the Funds’ operations (e.g., by “hacking” or “phishing”). Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). These cyberattacks could cause the misappropriation of assets or personal information, corruption of data, or operational disruptions. Geopolitical tensions may, from time to time, increase the scale and sophistication of deliberate cyberattacks.

Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Funds invests, counterparties with which the Funds engages, governmental and other regulatory authorities, exchanges and other financial market operators, banks, brokers, dealers, insurance companies, other financial institutions, and other parties. In addition, substantial costs may be incurred to prevent any cybersecurity incidents in the future. Although the Funds’ service providers may have established business continuity plans and risk management systems to mitigate cybersecurity risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. The Funds and their shareholders could be negatively impacted as a result.

39

The rapid development and increasingly widespread use of AI Technologies (as discussed under “Artificial Intelligence Risk” herein) could increase the effectiveness of cyberattacks and exacerbate the risks.

NATURAL DISASTER/EPIDEMIC RISK

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. Additionally, if a sector or sectors in which the Underlying Index is concentrated are negatively impacted to a greater extent by such events, the Funds may experience heightened volatility. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.

The spread of the human coronavirus disease beginning in 2019 (“COVID-19”) is an example. In the first quarter of 2020, the World Health Organization (the “WHO”) recognized COVID-19 as a global pandemic, and both the WHO and the United States declared the outbreak a public health emergency. The subsequent spread of COVID-19 resulted in, among other significant adverse economic impacts, instances of market closures and dislocations, extreme volatility, liquidity constraints, and increased trading costs. Efforts to contain the spread of COVID-19 resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations (including business closures) and supply chains, employee layoffs and general lack of employee availability, lower consumer demand, and defaults and credit downgrades, all of which contributed to disruption of global economic activity across many industries and exacerbated other pre-existing political, social and economic risks domestically and globally. Although the WHO and the United States ended their declarations of COVID-19 as a global health emergency in May 2023, the full economic impact at the macro-level and on individual businesses, as well as the potential for a future reoccurrence of COVID-19 or the occurrence of a similar epidemic or pandemic, are unpredictable and could result in significant and prolonged adverse impact on economies and financial markets in specific countries and worldwide and thereby could negatively affect the Funds’ performance.

PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Adviser in the best interests of the shareholders. Each Fund’s portfolio turnover rate may vary from year to year, as well as within a year. Each Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the Funds.

For reporting purposes, a Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Funds’ investment portfolio (other than short-term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Trust has adopted a policy regarding the disclosure of information about each Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. Each Fund’s complete portfolio holdings are publicly disseminated daily through financial reporting and news services, including publicly accessible websites, as long as the Funds are open for business. The complete portfolio holdings are also included on the Funds’ website, www.focusfinancial.com. Additionally, a basket composition file, which includes the security names and share quantities to be delivered in exchange for Fund shares, along with estimates and actual cash components, is publicly disseminated daily before the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of a Fund. The Trust, the Adviser, and the Distributor will not disseminate non-public information concerning the Trust, except: (i) to a party for a legitimate business purpose related to the day-to-day operations of the Funds or (ii) to any other party for a legitimate business or regulatory purpose, upon waiver or exception.

40

Website Disclosures

The following information about the Funds is available their website, www.focusfinancial.com, which is publicly available and free of charge:

•	Complete portfolio holdings, including for each security, the ticker symbol, CUSIP, description, and the quantity and weight of each security in each Fund;

•	The current NAV per share, market price, and premium/discount, for each Fund, each as of the end of the prior business day;

•	A table showing the number of days that each Fund’s shares traded at a premium or discount during the most recently completed fiscal year and quarter (or for the life of the Funds for new funds);

•	A chart showing each Fund’s premiums or discounts for the most recently completed calendar year and calendar quarter (or for the life of the Funds for any new ETFs);

•	The median bid/ask spread for each Fund on a rolling 30-day basis; and

•	If the premium or discount is greater than 2% for more than seven consecutive trading days, a statement that the premium/discount was greater than 2% and a discussion of the factors that are reasonably believed to have materially contributed to this premium/discount.

MANAGEMENT

Board of Trustees Responsibilities. The management and affairs of the Trust are supervised by the Board of Trustees (the “Board” or “Trustees”) under the laws of the State of Delaware and the 1940 Act. The Board is responsible for overseeing the Funds. The Board approves all significant agreements between the Funds and the persons or companies that furnish services to the Funds, including agreements with their distributors, Advisers, administrators, custodians, and transfer agents. The day-to-day operation of the Funds is delegated to the Funds’ Adviser.

Trustees and Officers. The following are the Trustees and Officers of the Trust, along with their year of birth, address, current position with the Trust or the Funds, and their principal occupation over the past five years. As described above under “Description of the Trust,” each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire, and (2) any Officer may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees before such removal. In case a vacancy or an anticipated vacancy on the Board shall, for any reason, exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.

Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Non-Interested Trustee
[__]	Trustee	[__]	[__]	9	[__]
[__]	Trustee	[__]	[__]	9	[__]
Interested Trustee
Drew Bergstrom (born 1996)	Trustee and President	Since October 2025	Financial Adviser and Junior Partner (2025-present), Financial Adviser (2022-2025), Financial Planning Specialist (2021-2022), Focus Financial Network, Inc.	9	None
Officers
[ ]	[ ]	[__]	[__]	[ ]	[ ]

*	Mr. Drew Bergstrom may be deemed an “interested person” of the Trust as that term is defined in the 1940 Act because of his ownership and control of the Adviser, and service as an officer of the Adviser.

**	The “Fund Complex” includes all series of the Trust.

41

All communications to the Trustees and Officers of the Funds may be directed c/o Bergstrom Financial Group Trust, 1300 Godward Street NE, Suite 5500, Minneapolis, MN 55413.

The Board believes that the significance of each Trustee’s experience, qualifications, attributes, or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of the Board’s effectiveness. The Board determined that each of the Trustees is qualified to serve as a Trustee of the Trust based on a review of the experience, qualifications, attributes, and skills of each Trustee. In reaching this determination, the Board has considered a variety of criteria, including, among other things: character and integrity; ability to review critically, evaluate, question and discuss information provided, to exercise effective business judgment in protecting shareholder interests and to interact effectively with the other Trustees, the Adviser, other service providers, counsel and the independent registered accounting firm (“independent auditors”); and willingness and ability to commit the time necessary to perform the duties of a Trustee. Each Trustee’s ability to perform their duties effectively is evidenced by their experience or achievements in the following areas, in no particular order of importance: management or board experience in the investment management industry or at companies or organizations in other fields, entrepreneurial experience, educational background and professional training, and experience as a Trustee of the Trust. Information discussing the specific experience, skills, attributes, and qualifications of each Trustee, which led to the Board’s determination that the Trustee should serve in this capacity, is provided below.

Drew Bergstrom. Drew Bergstrom is a CFP® professional and a current CFA Level I candidate for The Bergstrom Group. He specializes in investment and estate planning for high-net-worth clients. Prior to joining The Bergstrom Group, Drew obtained a degree in mechanical engineering with a focus on electromechanical assemblies in 2018 and worked in industries stemming from pipeline equipment to off-road vehicle manufacturing.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above. The summaries set forth above as to the experience, qualifications, attributes, and/or skills of the Trustees do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.

Board Composition and Leadership Structure

The Board currently consists of [__] individuals, one of whom is an Interested Trustee. The Board has appointed Drew Bergstrom, an Interested Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. Mr. Bergstrom is also the President of the Trust and the Adviser. The Board does not have a lead Independent Trustee. The Independent Trustees, acting collectively, seek to serve as a check and balance on the activities of the Interested Trustee.

Overall responsibility for oversight of the Funds rests with the Trustees. The Trust has engaged the Adviser to manage the funds on a daily basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, and the Trust’s organizational documents. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.

The Board believes that its structure facilitates the orderly and efficient flow of information to the Trustees from the Adviser and other service providers with respect to services provided to the Funds, potential conflicts of interest that could arise from these relationships, and other risks that the Funds may face. The Board further believes that its structure allows all of the Trustees to participate in the full range of the Board’s oversight responsibilities. The Board believes that the orderly and efficient flow of information and the ability to bring each Trustee’s talents to bear in overseeing the Funds’ operations are important, considering the size and complexity of the Funds and the risks that the Funds face. The Board and its committees review their structure regularly to help ensure that it remains appropriate as the business and operations of the Funds and the environment in which the Funds operate change.

42

Board’s Role in Risk Oversight of The Funds

The Board oversees risk management for the Funds directly and, as to certain matters, through its committees. The Board exercises its oversight in this regard primarily through requesting and receiving reports from and otherwise working with the Trust’s senior officers (including Mr. Bergstrom and the Trust’s Chief Compliance Officer), the Funds’ independent auditors, legal counsel, and personnel from the Funds’ other service providers. The Board has adopted, on behalf of The Funds, and periodically reviews with the assistance of the Trust’s Chief Compliance Officer, policies and procedures designed to address certain risks associated with the Funds’ activities. In addition, the Adviser and the Funds’ other service providers have also adopted policies, processes, and procedures designed to identify, assess, and manage certain risks associated with the Funds’ activities, and the Board receives reports from service providers with respect to the operation of these policies, processes, and procedures as required and/or as the Board deems appropriate. The Board does not believe that a separate Risk Oversight Committee is necessary for effective risk oversight at this time, but it intends to continuously evaluate how it assesses risk and will consider again in the future whether any changes to its current structure are prudent.

Committees

The Board has established an Audit Committee and a Governance Committee.

The Audit Committee consists of the Independent Trustees. The members of the Audit Committee are not “interested persons” of the Trust as defined by the 1940 Act (“Independent Trustees”). The primary purpose of the Audit Committee is to oversee the accounting and financial reporting policies, practices, and internal controls of the Trust.

The Audit Committee is currently chaired by [__]. The Audit Committee: (i) recommends to the Board of Trustees the selection, retention and compensation of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the results of the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Funds with management and the independent auditors; and (v) reviews the adequacy and effectiveness of internal controls and procedures with management and the independent auditors. As of the date of this SAI, the Funds have not commenced operations and therefore have not had any committee meetings.

The Trust also has a Nominating and Governance Committee that is comprised of the Independent Trustees. The Nominating and Governance Committee: (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; and (v) periodically reviews trustee compensation and shall recommend any appropriate changes to the Board as a group. The Governance Committee does not consider nominees recommended by shareholders. As of the date of this SAI, the Funds have not commenced operations and therefore have not had any committee meetings.

Trustee Share Ownership

The following tables provide the dollar range of equity securities beneficially owned by the Board on December 31, 2025.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees:
[__]	None	None
[__]	None	None
Interested Trustee:
Drew Bergstrom	[__]	[__]

None of the Independent Trustees owns securities in the Adviser or the Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or the Distributor.

Trustee Compensation*

The following table provides the total fees paid to Trustees by the Funds for the fiscal period ended April 30, 2026.

43

Name of Trustee	Aggregate Compensation from the Funds	Total Compensation from Fund and Fund Complex Paid to Trustees
Independent Trustees:
[__]	$[__]	$[__]
[__]	$[__]	$[__]
Interested Trustees:
Drew Bergstrom	$0	$0

*	Independent Trustees of the Trust received from the Trust an annual retainer of [__]. Trustees who are affiliated with the Adviser do not receive compensation from the Trust. All Trustees (Both Interested and Independent) are reimbursed for all out-of-pocket expenses (e.g., travel and lodging) related to attendance at such meetings. The Trust has not adopted any pension or retirement plans for its Officers or Trustees. Therefore, there are no currently estimated annual benefits upon retirement.

None of the Officers receives compensation from the Trust for their services.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or beneficially owns 5% or more of any class of the Funds’ outstanding equity securities. A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of the Funds or acknowledges the existence of control.

As of the date of this SAI, the Funds have not commenced operations and therefore have no outstanding shares.

CODE OF ETHICS

The Trust and the Adviser each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to pre-clear certain transactions, and required to report certain transactions on a regular basis.

PORTFOLIO MANAGEMENT INFORMATION

Drew Bergstrom is responsible for the day-to-day management of the Funds. The Prospectus contains information about Mr. Bergstrom and his management of the Funds. The sections below contain certain additional information about his compensation, his management of other accounts, and potential conflicts of interest.

Management of Other Accounts. As of September 30, 2025, Mr. Bergstrom was primarily responsible for the day-to-day management of other accounts, as set forth in the table below.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which the Advisory Fee is based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles (“PIVs”)	0	$0	0	$0
Other Accounts	0	$0	0	$0

44

Portfolio Manager Compensation Structure

Mr. Bergstrom is entitled to receive a base salary from the Adviser for his services in the various positions he holds with the Adviser, including his position as portfolio manager and President. In addition, Mr. Bergstrom, as the principal shareholder of the Adviser, is entitled to receive a share of net profits earned by the Adviser. Mr. Bergstrom does not receive any other form of compensation or benefits for his services to the Adviser.

Potential Conflicts of Interest. Since the Funds and other accounts that Mr. Bergstrom and the Adviser may manage in the future could have similar investment strategies, there is a potential risk that Mr. Bergstrom could favor one or more of the other accounts over the Funds. However, the Adviser has established policies and procedures governing brokerage practices and the allocation of trades, which are designed to ensure that the purchase and sale of securities among various accounts managed by the Adviser are fairly and equitably allocated. The Adviser is not aware of any cases where the investment strategies employed for the other accounts managed by Mr. Bergstrom and the Adviser would cause him to take positions contrary to the Funds' market positions or otherwise contrary to their interests.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of securities beneficially owned by the portfolio manager of the Funds as of September 30, 2025.

Portfolio Manager	Dollar Range of Equity Securities in the Funds Beneficially Owned
Drew Bergstrom	None

PROXY VOTING POLICIES

The Trust has adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Adviser. The Proxy Voting Policies of the Trust and Adviser are attached as Appendix B and Appendix C, respectively. These policies provide a general indication as to how the Adviser will vote proxies relating to portfolio securities. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For this reason, there may be instances in which votes differ from the guidelines presented. Notwithstanding the foregoing, the Adviser will always endeavor to vote proxies relating to portfolio securities in accordance with each Fund’s investment objective. The policies also describe the courses of action available to the Adviser when it determines that a material conflict of interest exists, including, for example, seeking instruction from the Board.

Information regarding how the Adviser voted proxies is available during the most recent 12-month period ended June 30 without charge (1) by calling the Funds at [__]; (2) by emailing [__]; and (3) on the SEC’s website at www.sec.gov.

DISTRIBUTION OF FUND SHARES

The Trust, on behalf of the Funds and [__] (the “Distributor”), is a party to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Funds’ shares and distributes the shares of the Funds. Shares are continuously offered for sale by the Distributor only in Creation Units. Each Creation Unit is made up of 25,000 Shares. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver a prospectus to authorized participants purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of FINRA.

Upon direction from the Trust, the Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Creation and Redemption of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

45

ADMINISTRATOR

Pursuant to the Administration Agreement, as compensation for its services, [__] (the “Administrator”), receives from the Adviser a combined fee for fund administration and fund accounting services based on each Fund’s current average daily net assets. The Administrator is also entitled to be reimbursed for certain out-of-pocket expenses. In addition to its role as administrator, the Administrator also acts as fund accountant (“Fund Accountant”).

To generate additional income, each Fund may lend up to 33 ¹⁄3% of its total assets pursuant to agreements that require the loan to be continuously secured by cash. As of the date of this SAI, the Funds have not entered into a securities lending agreement with a securities lending agent.

CUSTODIAN AND TRANSFER AGENT

Pursuant to the Custody Agreement, [__] (the “Custodian”), located at [__], serves as the custodian for the Funds. As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds. Upon instruction, the Custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Funds. [__] also serves as the Funds’ Transfer Agent.

COMPLIANCE OFFICER

[__] provides Chief Compliance Officer services to the Funds under a Compliance Services Agreement. Under the Compliance Services Agreement, [__] also provides services in monitoring and testing the policies and procedures of the Funds in conjunction with the requirements of Rule 38a-1 under the 1940 Act. [__] receives compensation for these services under the Compliance Services Agreement

LEGAL COUNSEL

FinTech Law, LLC, located at 6224 Turpin Hills Drive, Cincinnati, Ohio 45244, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[__] serves as the Independent Registered Public Accounting Firm for the Funds. Its services include auditing the Funds’ financial statements. [__], an affiliate of [__], provides tax services as requested.

EXPENSES

The Funds bear the costs of their operations not assumed by the Adviser. The costs borne by the Funds include costs of borrowing (such as interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, if any; brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Funds’ securities lending program, if any; fees of disinterested Trustees and fees of independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions

The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement to always seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Adviser from obtaining high-quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. These services may be more beneficial to the Funds or certain accounts of the Adviser than to others. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

46

The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

The Adviser does not currently use the Funds’ assets for, or participate in, any third-party soft dollar arrangements, although it may receive proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research.

The Adviser is responsible, subject to oversight by the Adviser and the Board, for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

The Funds may deal with affiliates in principal transactions to the extent permitted by an exemptive order or applicable rule or regulation.

Regular Broker-Dealers

Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.

The Funds are new and have no securities of “regular broker-dealers” to report.

DESCRIPTION OF SHARES

The Trust is an open-end, management investment company organized as a Delaware statutory trust. The Trust is comprised of nine series, all of which are covered by this SAI. Each Fund is a separate series of shares of beneficial interest.

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of one or more series and classes within any series and to divide or combine the shares of any series or class without materially changing the proportionate beneficial interest of such shares of such series or class in the assets held with respect to that series. Each share represents an equal beneficial interest in the net assets of a Fund with each other share of that Fund. The Trustees of the Trust may authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, voting powers, rights, duties, and privileges as the Trustees may determine; however, the Trustees may not classify or change outstanding shares in a manner materially adverse to shareholders of each share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of that Fund available for distribution to such shareholders.

47

The shareholders of a Fund are entitled to one vote for each dollar of NAV (or a proportionate fractional vote with respect to the remainder of the NAV of shares, if any), on matters on which shares of that Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders. The voting rights of shareholders are not cumulative with respect to the election of Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declaration of Trust of the Trust.

Each share of a series represents an equal proportionate interest in the assets in that series, with each other share of that series. The shares of each series participate equally in the earnings, dividends, and assets of the particular series. Expenses of the Trust which are not attributable to a specific series are allocated among all of their series in a manner deemed by the Trustees to be fair and equitable. Shares have no pre-emptive or conversion rights, and when issued, are fully paid and non-assessable. Shares of each series generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

The Trustees of the Trust may, without shareholder approval (unless otherwise required by applicable law): (i) cause the Trust to merge or consolidate with or into one or more corporations (or series thereof) to the extent permitted by law, partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations, or other business entities created by the Trustees to accomplish such merger or consolidation) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume the Trust’s registration under the 1940 Act and that is formed, organized, or existing under the laws of the U.S. or of a state, commonwealth, possession or territory of the U.S., unless otherwise permitted under the 1940 Act; (ii) cause the shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law; or (iii) cause the Trust to reorganize as a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act.

The Trustees may, without shareholder vote, generally restate, amend, or otherwise supplement the Trust’s governing instruments, including the Certificate of Trust and the Declaration of Trust, without the approval of shareholders, subject to limited exceptions, such as the right to elect Trustees.

The Trustees, without obtaining any authorization or vote of shareholders, may change the name of any series or dissolve or terminate any series.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of the Funds are entitled to receive the assets available for distribution belonging to the Funds, and a proportionate distribution, based upon the relative asset values of the Funds, of any general assets not belonging to such Fund which are available for distribution.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company, such as the Trust, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of a Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of the Fund in the matter are identical, or that the matter does not affect any interest of such Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of that Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

PURCHASE, REDEMPTION, AND PRICING OF SHARES

Buying and Selling Shares

In the Secondary Market

Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed and traded on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round-trip (purchase and sale) transaction. The spread varies over time for Shares of each Fund based on the fund’s trading volume and market liquidity, and is generally lower when the fund has high trading volume and market liquidity.

48

Shares of the Funds trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the Shares.

Directly with the Funds

Each Fund’s Shares are issued or redeemed by the Fund at NAV only in Creation Units. Investors, such as market makers, large investors, and institutions, who wish to deal directly in Creation Units with a Fund must have entered into an authorized participant agreement with the Distributor or purchased through a dealer that has entered into such an agreement. For additional information regarding the creation and redemption of creation units, see the section below entitled “Creation and Redemption of Creation Units.”

Creation and Redemption of Creation Units

General

The Trust issues and sells Shares of the Funds only in Creation Units continuously through the Distributor, without an initial sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. An Authorized Participant (defined below) that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act of 1933, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

A “Business Day” with respect to the Funds is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Juneteenth National Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of new shares with an active selling effort involving the solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances about the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to Shares of the Funds are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

Portfolio Deposit

The consideration for a purchase of Creation Units generally consists of the in-kind deposit of a portfolio of securities and other investments (the “Deposit Instruments”) included in the Funds and an amount of cash computed as described below (the “Cash Amount”). The Cash Amount, together with the deposit instruments as applicable, is referred to as the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund.

49

In the event a Fund requires Deposit Instruments in consideration for purchasing a Creation Unit, the portfolio of securities required may be different than the portfolio of securities that the Fund will deliver upon redemption of Fund Shares.

In the event a Fund requires Deposit Instruments and a Cash Amount in consideration for purchasing a Creation Unit, the function of the Cash Amount is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Amount would be an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the aggregate market value of the Deposit Instruments. If the Cash Amount is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Amount. If the Cash Amount is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Amount. Computation of the Cash Amount excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Instruments, which shall be the sole responsibility of the Authorized Participant.

The Adviser, through the NSCC, makes available on each Business Day, immediately before the opening of business on the Exchange (currently 9:30 a.m. Eastern Time), the list of the names and the required number of shares of each Deposit Instrument to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day), as well as information regarding the Cash Amount for each Fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, to effect creations of Creation Units of a Fund until the next-announced Portfolio Deposit composition is made available.

In addition, the Trust reserves the right to accept a basket of securities or cash that differs from Deposit Instruments or to permit the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Amount to replace any Deposit Instrument.

Procedures for Creation of Creation Units

To be eligible to place orders with the Distributor to create Creation Units of a Fund, an entity or person either must be (1) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC; or (2) a DTC Participant (see “Book Entry Only System”); which, in either case, must have executed an agreement with the Distributor (as it may be amended from time to time in accordance with its terms) (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” All Creation Units of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Except as described below, and in all cases subject to the terms of the applicable Participant Agreement, all orders to create Creation Units, whether through the NSCC Clearing Process or outside the NSCC Clearing Process through DTC or otherwise, must be received by the Distributor no later than the closing time of the regular trading session on the Exchange (“Closing Time”) (ordinarily 4:00 p.m. Eastern Time or, for Custom Orders (discussed below), such earlier time outlined in the Participant Agreement or the Authorized Participant Procedures Handbook), in each case on the date such order is placed for creation of Creation Units to be effected based on the NAV of the Funds as determined on such date. A “Custom Order” may be placed by an Authorized Participant if the Trust accepts (or delivers, in the case of a redemption) a basket or securities or cash that differs from the published Deposit Instruments or Redemption Instruments (discussed below). The Business Day on which a creation order (or order to redeem as discussed below) is placed is herein referred to as the “Transmittal Date.” Orders must be transmitted by telephone or other transmission method acceptable to the Distributor pursuant to procedures outlined in the Participant Agreement or Authorized Participant Procedures Handbook. Severe economic or market disruptions, changes, or telephone or other communication failures may impede the ability to reach the Distributor, a Participating Party, or a DTC Participant. Creation Units may be created in advance of the receipt by the Trust of all or a portion of the Portfolio Deposit. In such cases, the Authorized Participant will remain liable for the full deposit of the missing portion(s) of the Portfolio Deposit and will be required to post collateral with the Trust consisting of cash at least equal to a percentage of the marked-to-market value of such missing portion(s) that is specified in the Participant Agreement. The Trust may use such collateral to buy the missing portion(s) of the Portfolio Deposit at any time. It will subject such Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of such collateral. The Trust will have no liability for any such shortfall. The Trust will return any unused portion of the collateral to the Authorized Participant once the entire Fund Deposit has been properly received and deposited into the Trust.

Orders to create Creation Units of a Fund shall be placed with a Participating Party or DTC Participant, as applicable, in the form required by such Participating Party or DTC Participant. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of the Funds may have to be placed by the investor’s broker through a Participating Party or a DTC Participant who has executed a Participant Agreement. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders to create Creation Units of the Funds through the NSCC Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor before the Closing Time on the Transmittal Date.

50

Orders for creation that are effected outside the NSCC Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the NSCC Clearing Process. Those persons placing orders outside the NSCC Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Instruments and Cash Amount.

The Distributor has adopted guidelines regarding Authorized Participants’ transactions in Creation Units that are made available to all Authorized Participants through the Participant Agreement. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor in connection with creation and redemption transactions.

Placement of Creation Orders Using the NSCC Clearing Process

Portfolio Deposits created through the NSCC Clearing Process, if available, must be delivered through a Participating Party that has executed a Participant Agreement.

The Participant Agreement authorizes Custodian to transmit to the NSCC on behalf of the Participating Party such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to the NSCC, the Participating Party agrees to transfer the requisite Deposit Instruments (or contracts to purchase such Deposit Instruments that are expected to be delivered in a “regular way” manner by the second (2nd) Business Day (“T+2” basis)) and the Cash Amount to the Trust, together with such additional information as may be required by the Distributor. Each Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 if necessary or appropriate under the circumstances and compliant with applicable law. An order to create Creation Units of a Fund through the NSCC Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures outlined in the Participant Agreement are properly followed.

Placement of Creation Orders Outside NSCC Clearing Process

Portfolio Deposits created outside the NSCC Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units of a Fund to be effected outside the NSCC Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the NSCC Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash. The Portfolio Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Instruments through DTC to the account of the Trust by no later than 11:00 a.m. Eastern Time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Instruments to be delivered, and the validity, form, and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Amount must be transferred directly to the Custodian through the Federal Reserve wire system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. Eastern Time, on the next Business Day immediately following the Transmittal Date. An order to create Creation Units of the Funds outside the NSCC Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the requisite Deposit Instruments and the Cash Amount in a timely fashion on the next Business Day immediately following the Transmittal Date, such order may be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using the Portfolio Deposit as newly constituted to reflect the current NAV of the applicable Fund. The delivery of Creation Units so created will occur no later than the second (2nd) Business Day following the day on which the creation order is deemed received by the Distributor. Each Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 if necessary or appropriate under the circumstances and compliant with applicable law.

Additional transaction fees may be imposed with respect to transactions effected outside the NSCC Clearing Process (through a DTC Participant) and in circumstances in which any cash can be used in lieu of Deposit Instruments to create Creation Units. (See “Creation Transaction Fee” section below.)

51

Acceptance of Creation Orders

The Trust and the Distributor reserve the right to reject or revoke acceptance of a creation order transmitted to it in respect of a Fund, for example, if (a) the order is not in proper form; (b) the purchaser or group of related purchasers, upon obtaining the Creation Units of Shares, would own 80% or more of the outstanding Shares of such Fund; (c) the acceptance of the Portfolio Deposit would, in the opinion of the Funds, be unlawful, as in the case of a purchaser who was banned from trading in securities; or (f) there exist circumstances outside the control of the Funds that make it impossible to process purchases of Creation Units of Shares for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outage resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Funds, the Adviser, any sub-adviser, the Transfer Agent, the Custodian, the Distributor, DTC, NSCC or any other participant in the purchase process; and similar extraordinary events. The Transfer Agent will notify a prospective creator of its rejection of the order of such person. The Trust, the Custodian, any subcustodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits to Authorized Participants, nor shall either of them incur any liability to Authorized Participants for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Instruments and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Instruments as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Instruments, cash must be deposited in an amount equal to the sum of (i) the Cash Amount, plus (ii) at least 105%, which the Trust may change from time to time, of the market value of the undelivered Deposit Instruments (the “Additional Cash Deposit”) with a Fund pending delivery of any missing Deposit Instruments.

If an Authorized Participant determines to post an Additional Cash Deposit as collateral for any undelivered Deposit Instruments, such Authorized Participant must deposit with the Custodian the appropriate amount of federal funds by 10:00 a.m. New York, (or such other time as specified by the Trust) on the date of requested settlement. If the Custodian does not receive the Additional Cash Deposit in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Custodian, pending delivery of the missing Deposit Instruments to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105% as required, which the Trust may change from time to time, of the daily marked to market value of the missing Deposit Instruments. To the extent that missing Deposit Securities are not received by the specified time on the settlement date, or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Instruments. The Authorized Participant will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Instruments exceeds the market value of such Deposit Instruments on the transmittal date, plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Instruments have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases.

Creation Transaction Fee

A fixed creation transaction fee is imposed on each creation transaction regardless of the number of Creation Units purchased in the transaction. The amount of the fixed creation transaction fee is $500.00. In addition, a variable charge for cash creations or for creations outside the NSCC Clearing Process, currently of up to four times the fixed creation transaction fee, will be imposed. The variable fee is subject to a maximum fee limit of 200 basis points.

In the case of cash creations or where the Trust permits a creator to substitute cash in lieu of depositing a portion of the Deposit Instruments, the creator may be assessed an additional variable charge to compensate a Fund for the costs associated with purchasing the applicable securities. (See “Portfolio Deposit” section above.) As a result, in order to seek to replicate the in-kind creation order process, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where the Trust makes Market Purchases, the Authorized Participant may be required to reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. The Adviser may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Amount to protect existing shareholders. Amounts in excess of any caps will be borne by a Fund. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Instruments to the account of the Trust.

52

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor, only on a Business Day, and only through a Participating Party or DTC Participant who has executed a Participant Agreement. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

The Adviser, through the NSCC, makes available on each Business Day prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern Time), the identity of a Fund’s securities and/or an amount of cash that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. The securities a Fund delivers upon redemption (“Redemption Instruments”) may not be identical to Deposit Instruments that are applicable to creations of Creation Units. An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from the Funds in connection with higher levels of redemption activity and/or short interest in the Funds. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust. Unless cash redemptions are permitted or required for a Fund, the redemption proceeds for a Creation Unit generally consist of Redemption Instruments as announced on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Redemption Instruments, less the redemption transaction fee and variable fees described below. Should the Redemption Instruments have a value greater than the NAV of the Shares being redeemed, a compensating cash payment to the Trust equal to the differential plus the applicable redemption transaction fee will be required to be arranged for by or on behalf of the redeeming shareholder.

The Distributor, in coordination with the index receipt agent, has established guidelines regarding Authorized.

Participants’ transactions in Creation Units that are made available to all Authorized Participants through the Participant Agreement and the index receipt agent’s Authorized Representatives Documentation Package. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor and the index receipt agent in connection with creation and redemption transactions.

The Trust may suspend the right of redemption or postpone the date of payment for Shares for more than seven days when:

(a)	trading on the Exchange is broadly restricted by the applicable rules and regulations of the SEC;

(b)	the Exchange is closed for other than customary weekend and holiday closing;

(c)	the SEC has, by order, permitted such suspension; or

(d)	the SEC has declared a market emergency.

Redemption Transaction Fee

The fixed redemption transaction fee is $500.00, the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. An additional variable fee of up to four times the fixed redemption transaction fee will be charged with respect to cash redemptions or redemptions outside of the NSCC Clearing Process.

An additional variable charge for cash redemptions or partial cash redemptions (when cash redemptions are permitted or required for a Fund) may also be imposed to compensate each applicable Fund for the costs associated with selling the applicable securities. As a result, in order to seek to replicate the in-kind redemption order process, the Trust expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant may be required to reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the Trust and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes (“Transaction Costs”). The Adviser may adjust the transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Amount to protect existing shareholders. In no event will transaction fees charged by a Fund in connection with a redemption exceed 2% of the amount being redeemed. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. To the extent a Fund cannot recoup the amount of Transaction Costs incurred in connection with a redemption from the redeeming shareholder because of the 2% cap or otherwise, those Transaction Costs will be borne by The Fund’s remaining shareholders and negatively affect The Fund’s performance.

53

Placement of Redemption Orders Using the NSCC Clearing Process

Orders to redeem Creation Units of the Funds through the NSCC Clearing Process, if available, must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units of a Fund using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Distributor not later than 4:00 p.m. Eastern Time on such Transmittal Date (or, for Custom Orders, such earlier time set forth in the Participant Agreement or the Authorized Participant Procedures Handbook); and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Funds as next determined. An order to redeem Creation Units of the Funds using the NSCC Clearing Process made in proper form but received by the Funds after 4:00 p.m. Eastern Time (or, for certain Custom Orders, such earlier time set forth in the Participant Agreement or the Authorized Participant Procedures Handbook), will be deemed received on the next Business Day immediately following the Transmittal Date. The requisite Redemption Instruments (or contracts to purchase such Redemption Instruments which are expected to be delivered in a “regular way” manner) and the applicable cash payment will be transferred by the second (2nd) Business Day following the date on which such request for redemption is deemed received. The Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 if necessary or appropriate under the circumstances and compliant with applicable law.

Placement of Redemption Orders Outside NSCC Clearing Process

Orders to redeem Creation Units of a Fund outside the NSCC Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units of a Fund to be effected outside the NSCC Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units of the Funds will instead be effected through transfer of Creation Units of the Funds directly through DTC. An order to redeem Creation Units of a Fund outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than 4:00 p.m. Eastern Time on such Transmittal Date (or, for certain Custom Orders, such earlier time disclosed in the Participant Agreement or the Authorized Participant Procedures Handbook); (ii) such order is preceded or accompanied by the requisite number of Shares of Creation Units specified in such order, which delivery must be made through DTC to the Custodian no later than 11:00 a.m. Eastern Time, on such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Distributor has deemed an order for redemption outside the NSCC Clearing Process received, the Custodian will initiate procedures to transfer the requisite Redemption Instruments (or contracts to purchase such Redemption Instruments) which are expected to be delivered within two Business Days and the cash redemption payment to the redeeming Beneficial Owner by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Custodian. Each Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 if necessary or appropriate under the circumstances and compliant with applicable law. An additional variable redemption transaction fee, up to four times the basic transaction fee, applies to redemptions outside the NSCC Clearing Process.

To the extent contemplated by the Participant Agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Funds’ Transfer Agent, the Transfer Agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) of at least 105%, which the Trust may change from time to time, of the value of the missing shares.

54

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by the Custodian and marked to market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Participant Agreement will permit the Trust, on behalf of the Funds, to purchase the missing shares or acquire the Deposit Instruments and the Cash Amount underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Instruments, or Cash Amount and the value of the collateral.

Beneficial Ownership

The Depository Trust Company (“DTC”) acts as securities depository for the Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others, such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number, and at such place as such DTC Participant may reasonably request, in order that such notice, statement, or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

55

DETERMINATION OF NET ASSET VALUE

The NAV per share of each Fund is equal to the value of all the assets, minus the liabilities, divided by the number of outstanding shares. Except as described in the Funds’ prospectus, the NAV of each Fund is calculated each business day as of the close of the New York Stock Exchange (“NYSE”), which is typically 4:00 p.m. Eastern Time. On occasion, the NYSE will close before 4:00 p.m. Eastern Time. When that happens, NAV will be calculated as of the time the NYSE closes. The Funds will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m. Eastern Time if the particular disruption or closure directly affects only the NYSE. The following is a discussion of the procedures used by the Funds in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company) but before each Fund’s NAV is calculated, may be valued at fair value estimates under guidelines established by the Trust and the Adviser.

Consistent with Rule 2a-5 under the 1940 Act, the Trust and the Adviser have adopted procedures and methodologies wherein the Adviser, serving as the Funds’ Valuation Designee (as defined in Rule 2a-5), determines the fair value of Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when (i) an investment has been delisted or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment, the Valuation Designee will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the Adviser’s fair value methodologies, subject to oversight by the Board. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by such Fund’s Index. This may result in a difference between a Fund’s performance and the performance of that Fund’s Index.

Equity securities listed on a North American, Central American, South American, or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party, affiliated pricing services, or broker/dealers. Generally, short-term securities that mature in 60 days or less are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by a Fund was more than 60 days.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. Eastern Time.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end mutual funds are valued at their respective NAVs.

Fixed income securities are valued using market quotations supplied by approved independent third-party pricing services, affiliated pricing services, or broker/dealers. In determining security prices, pricing services and broker/dealers may consider a variety of inputs and factors, including, but not limited to, proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral, and estimated cash flows.

Certain fixed income securities and swaps may be valued using market quotations or valuations provided by pricing services affiliated with the Adviser. Valuations received by a Fund from affiliated pricing services are the same as those provided to other affiliated and unaffiliated entities by these affiliated pricing services.

56

DISTRIBUTIONS AND FEDERAL INCOME TAX MATTERS

The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting the Funds and their shareholders. There may be other tax considerations applicable to particular shareholders. This section is based on the Code, the regulations thereunder, published rulings, and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. The following tax discussion is very general; therefore, prospective investors are urged to consult their tax advisors about the impact an investment in the Funds may have on their own tax situations and the possible application of foreign, state, and local law.

A shareholder’s U.S. federal income tax consequences from acquiring, holding, and disposing of shares in the Funds may vary depending upon the shareholder’s particular situation.

This discussion only applies to shareholders who are U.S. persons, except where otherwise specifically indicated. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations (i.e., entities classified as corporations for U.S. tax purposes that are organized under the laws of the United States or any state), (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

For a discussion of the tax treatment of the ownership and disposition of Fund shares by foreign (i.e., non-U.S.) persons, see the discussion under “Foreign Shareholders,” below.

Except where otherwise noted, this discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt entities, (ii) shareholders holding shares through tax-qualified accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, (viii) shareholders who are subject to the U.S. federal alternative minimum tax or the U.S. federal corporate minimum tax, and (ix) insurance companies.

If a pass-through entity (including, for this purpose, any entity treated as a partnership or S corporation for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of an owner in the pass-through entity will generally depend upon the status of the owner and the activities of the pass-through entity. Owners of pass-through entities that are considering the purchase of shares of the Funds should consult their tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership, and disposition of shares.

Each Fund generally will be treated as a separate entity for federal income tax purposes. Net long-term and short-term capital gain, net income, and operating expenses, therefore, will be determined for each Fund.

Special tax rules apply to investments held through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of a Fund’s shares as an investment through such plans.

Qualification as a Regulated Investment Company

Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a)	derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gain from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gain from options, swaps, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs,” defined below);

(b)	diversify its holdings so that, at the end of each quarter of the Funds’ taxable year, (i) at least 50% of the market value of the Funds’ total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to an amount not greater than 5% of the value of the Funds’ total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Funds’ total assets is invested (x) in the securities (other than cash or cash items, or securities issued by the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that The Funds controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more QPTPs. In the case of the Funds’ investments in loan participations, the Funds shall treat both the financial intermediary and the issuer of the underlying loan as an issuer for the purposes of meeting this diversification requirement; and

57

(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, without regard to the deduction for dividends paid — generally, taxable ordinary income and any excess of net short-term capital gain over net long-term capital loss) and net tax-exempt interest income, for such taxable year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a “QPTP”) (defined as a partnership where (x) interests in which are traded on an established securities markets or readily tradable on a secondary market as the substantial equivalents thereof, (y) that derives at least 90% of its income from passive income sources defined in Section 7704(d) of the Code, and (z) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income. Although income from a QPTP is qualifying income, as discussed above, investments in QPTPs cannot exceed 25% of the Funds’ assets. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTP.

Gains from foreign currencies (including foreign currency options, foreign currency swaps, foreign currency futures, and foreign currency forward contracts) currently constitute qualifying income for purposes of the 90% test, described in paragraph (a) above. However, the Treasury Department has the authority to issue regulations (possibly with retroactive effect) excluding from the definition of “qualifying income” a fund’s foreign currency gains to the extent that such income is not directly related to the fund’s principal business of investing in stock or securities.

For purposes of paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a QPTP. A Fund’s investment in MLPs may qualify as an investment in (1) a QPTP, (2) a “regular” partnership, (3) a “passive foreign investment company” (a “PFIC”), or (4) a corporation for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a Fund can invest in MLPs. The U.S. federal income tax consequences of the Funds’ investments in “PFICs” and “regular” partnerships are discussed in greater detail below.

If a Fund qualifies for a taxable year as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, defined below). If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to taxation on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gain, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and for treatment as qualified dividend income in the case of individual shareholders. In addition, a Fund could be required to recognize unrealized gain, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a regulated investment company that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss). Investment company taxable income, which is retained by a Fund, will be subject to tax at regular corporate tax rates. A Fund might also retain for investment its net capital gain. If a Fund does retain such net capital gain, such gain will be subject to tax at regular corporate rates on the amount retained, but the Funds may designate the retained amount as undistributed capital gain in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their respective shares of the undistributed amount, and (ii) will be entitled to credit their respective shares of the tax paid by the Funds on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

58

Generally, the excess (if any) of a Fund’s net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year. In addition, the excess (if any) of a Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year. Unused capital losses realized by the Funds may be carried forward indefinitely until they can be used to offset capital gains.

If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income tax, regardless of whether they are distributed to shareholders. However, distributions of amounts of capital gains offset by carried-forward capital losses are generally treated as return of capital distributions to shareholders. A Fund cannot carry back or carry forward any net operating losses.

A Fund may be limited under Code Section 382 in its ability to offset its taxable income by capital loss carryforwards and net unrealized built-in losses after an “ownership change” of the Funds. The term “net unrealized built-in losses” refers to the excess, if any, of a Fund’s aggregate adjusted basis in its assets immediately before an ownership change, over the fair market value of such assets at such time, subject to a de minimis rule. A Fund would experience an ownership change under Code Section 382 if and when 5-percent shareholders of the Funds increase their ownership by more than 50 percentage points in the aggregate over their respective lowest percentage ownership of Fund shares in a 3-year period. Under Code Section 382, if a Fund experiences an ownership change, the Funds may use its pre-change tax capital loss carryforwards and net unrealized built-in losses in a year after the ownership change generally only up to the product of the fair market value of the Funds’ equity immediately before the ownership change and a certain interest rate published monthly by Treasury known as the applicable long-term tax-exempt rate. The foregoing limitation on the use of pre-ownership change net unrealized built-in losses only applies for a period of five years after the ownership change, while the foregoing limitation on the use of pre-ownership change capital loss carryforwards lasts indefinitely.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income and its earnings and profits, a Fund may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31, or if there is no net capital loss, any net long-term capital loss or any net short-term capital loss attributable to the portion of the taxable year after that date) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

Excise Tax on Regulated Investment Companies

If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income (taking into account certain deferrals and elections) for such year and 98.2% of its capital gain net income (adjusted for certain ordinary losses) for the one-year period ending October 31 (or later if the Funds is permitted to elect and so elects), plus any retained amount from the prior year, The Funds will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Funds intend to make distributions sufficient to avoid imposition of the 4% excise tax, although the Funds reserve the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., the excise tax amount is deemed by the Funds to be de minimis). Certain derivative instruments give rise to ordinary income and loss. If a Fund has a taxable year that begins in one calendar year and ends in the next calendar year, the Fund will be required to make this excise tax distribution during its taxable year. There is a risk that a Fund could recognize income prior to making this excise tax distribution and could recognize losses after making this distribution. As a result, all or a portion of an excise tax distribution could constitute a return of capital (see discussion below).

59

Equalization Accounting

A Fund may use “equalization accounting” to determine the portion of its income and gains that has been distributed with respect to each taxable year. Under equalization accounting, a Fund would allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares. This method would allow a Fund to reduce the amount of such income and gains that it distributes to non-redeeming shareholders, but would not reduce the total return on a shareholder’s investment. If the IRS determines that a Fund’s equalization method is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. Equalization accounting is not available for a Fund if it is a personal holding company for federal income tax purposes.

Personal Holding Company

If a Fund is a “personal holding company” and fails to distribute (or to be treated as distributing) all of its investment company taxable income, the Fund may also be subject to a 20% nondeductible tax on its “undistributed personal holding company income.” A Fund would generally be a personal holding company for a taxable year if five or fewer individuals own more than 50% of its outstanding shares at any time in the last half of the taxable year. The term “individual” for this purpose includes private foundations and certain trusts. The Funds do not expect to be subject to the tax on undistributed personal holding company income, although there can be no assurance that this will never occur.

Taxation of Fund Distributions

The Funds anticipate distributing substantially all of its net investment income for each taxable year. Distributions are taxable to shareholders even if they are paid from income or gain earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in a Fund. Distributions of net capital gain from the sale of investments that a Fund owned for more than one year and that are properly reported by the Funds as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gain, despite how long a shareholder may have owned shares in the Funds. Distributions of capital gain generally are made after applying any available capital loss carryovers. The maximum individual rate applicable to long-term capital gains is 20%. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the amount of cash that the shareholder would have received if such shareholder had elected to receive the distribution in cash.

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of the Funds’ current or accumulated “earnings and profits.” If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in the shareholder’s shares, and thereafter as capital gain. A return of capital is generally not taxable, but it reduces a shareholder’s basis in the shareholder’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Taxes on distributions of capital gain are determined by how long a Fund owned the investment. A distribution of gain from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

A Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual or other non-corporate shareholder, will be taxed at a maximum tax rate applicable to long-term capital gain. Dividend income distributed to individual or other non-corporate shareholders will qualify as “qualified dividend income” as that term is defined in Section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from a Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Funds (with respect to the dividend paying corporation’s stock) and its shareholders (with respect to the Funds’ shares). Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder invested in the Fund (and thus were included in the price the shareholder paid). A dividend will not be treated as qualified dividend income (at either the Funds or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment interest for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a PFIC in the year in which the dividend is paid or in the preceding taxable year. The amount of a Fund’s distributions that would otherwise qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities or high portfolio turnover rate.

60

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a non-corporate taxable shareholder so long as the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the qualified dividend income received by a Fund during any taxable year is equal to or greater than 95% of its “gross income,” then 100% of the Fund’s dividends (other than dividends that are properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of such Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Funds will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

Dividends received by corporate shareholders that are reported by a Fund in a written statement furnished to shareholders may qualify for 50% dividends received deduction with respect to the amount of qualifying dividends received by the Funds from domestic corporations and with respect to that portion (if any) of interest paid or accrued on certain high yield discount obligations owned by the Funds are treated as dividends. For a shareholder to receive this deduction, certain holding period requirements apply. In particular, a Fund’s corporate shareholders must hold their Fund shares (and must not have certain protections against risk of loss) at least 46 days for the 91-day period beginning on the date 45 days before the date on which the Fund’s shares become ex-dividend. Additionally, a Fund must meet similar holding period requirements with respect to shares of the domestic corporation issuing dividends. The dividends-received deduction is also reduced for dividends on certain debt-financed portfolio stock.

Section 163(j) of the Code generally limits the deductibility of business interest to the sum of the taxpayer’s business interest income and 30% of its adjusted taxable income. Certain small businesses are exempt from such limitations. If a Fund, as a regulated investment company, earns business interest income, the Fund would be permitted to pay Code Section 163(j) interest dividends to its shareholders. A shareholder that receives a section 163(j) interest dividend generally may treat the dividend as interest income for purposes of Code Section 163(j) if certain holding period requirements are met. Generally, the shareholder must have held the Fund's shares for more than 180 days during the 361-day window beginning 180 days before the ex-dividend date, and the shareholder must not be obligated (under a short sale or otherwise) to make related payments with respect to substantially similar or related property.

Surtax on Net Investment Income

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares, but excluding any exempt interest dividends from the Funds) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Sale of Exchange-Listed Shares or Redemption of Creation Shares Units

The sale of exchange-listed shares of a Fund, or the redemption of shares constituting Creation Units by an Authorized Participant, may give rise to a taxable gain or loss to the selling or redeeming shareholder equal to the difference between the amount received for the shares and the shareholder’s adjusted tax basis in the shares sold or redeemed. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares. Additionally, any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less may be disallowed to the extent of any distributions treated as exempt interest dividends with respect to such shares. The maximum individual rate applicable to long-term capital gains is 20%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

61

Taxation of Certain Fund Investments

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Funds.

Securities Loans

A Fund’s participation in loans of securities may affect the amount, timing, and character of distributions to shareholders. With respect to any security subject to a securities loan, any (i) amounts received by the Funds in place of dividends earned on the security during the period that such security was not directly held by the Funds will not give rise to qualified dividend income and (ii) withholding taxes accrued on dividends during the period that such security was not directly held by a Fund will not qualify as a foreign tax paid by the Funds and therefore cannot be passed through to shareholders even if the Funds meets the requirements described in “Foreign Taxes,” below.

Debt Instruments Issued or Acquired at a Discount

A Fund may acquire debt obligations that have original issue discount. “Original issue discount” is the excess of a debt obligation’s stated redemption price at maturity over the obligation’s issue price. Generally, the amount of the original issue discount is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time (if ever), usually when the debt security matures. In addition, payment-in-kind securities will give rise to income that is required to be distributed and is taxable even though the Funds holding the security receive no interest payment in cash on the security during the year. Because each Fund distributes substantially all of its net investment income to its shareholders (including such imputed interest), a Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Adviser would not otherwise have chosen to sell such securities and may result in a taxable gain or loss. A Fund may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be original issue discount, which is taxable as ordinary income and is required to be distributed, even though a Fund will not receive the principal, including any increase thereto, until maturity. A Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate any possible taxation at the Fund's level.

Certain debt securities that may be acquired by a Fund in the secondary market may be treated as having a market discount. “Market discount” is generally the excess of the stated redemption price of the bond at maturity over the basis of the bond immediately after its acquisition by the taxpayer. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Distressed Debt

A Fund may invest to a significant extent in debt obligations that are in the lowest rated categories (or are unrated), including debt obligations of issuers that are not currently paying interest or that are in default. Investments in debt obligations that are at risk of being in default (or are presently in default) present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed at the Funds when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income taxation or any excise tax.

62

Foreign Currency

Any investment that a Fund may make in foreign currencies, foreign currency-denominated debt securities, and certain options, futures, or forward foreign currency contracts (and similar instruments) will be subject to special tax rules. Generally, transactions in foreign currencies give rise to ordinary income or loss. An election under Section 988(a)(1)(B) may be available to treat foreign currency gain or loss attributable to certain forward, futures, and option contracts as capital, including certain “foreign currency contracts.” A “foreign currency contract” is a contract that (1) requires delivery of, or settlement of, a foreign currency that is a currency in which positions are also traded through regulated futures contracts, (2) is traded in the interbank market, and (3) is entered into at an arm’s-length price determined by reference to the price in the interbank market. If this Section 988(a)(1)(B) election is made, foreign currency contracts are treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss under the Section 1256 mark-to-market rules. All other forward contracts under this 988(a)(1)(B) election would be characterized as capital, and generally, gains or losses would be recognized when the contract is closed and completed. Other rules apply to options, futures, or forward foreign currency contracts that may be part of a straddle or a Section 988 hedging transaction within the meaning of Code Section 988(d).

Partnerships

Special tax considerations apply if a Fund invests in investment companies that are taxable as partnerships for federal income tax purposes. In general, a Fund will not recognize income earned by such an investment company until the close of the investment company’s taxable year. But a Fund will recognize such income as it is earned by the investment company for purposes of determining whether it is subject to the 4% excise tax. Therefore, if a Fund and such an investment company have different taxable years, the Fund may be compelled to make distributions in excess of the income recognized from such an investment company in order to avoid the imposition of the 4% excise tax. A Fund’s receipt of a non-liquidating cash distribution from an investment company taxable as a partnership generally will result in recognized gain (but not loss) only to the extent that the amount of the distribution exceeds the Fund’s adjusted basis in shares of such investment company before the distribution. If a Fund receives a liquidating cash distribution from an investment company taxable as a partnership, it will recognize capital gain or loss to the extent of the difference between the proceeds received by the Funds and their adjusted tax basis in shares of such investment company; however, the Funds will recognize ordinary income, rather than capital gain, to the extent that the Funds’ allocable share of “unrealized receivables” (including any accrued but untaxed market discount) exceeds the shareholder’s share of the basis in those unrealized receivables.

Some amounts received by a Fund with respect to its investments in MLPs will likely be treated as a return of capital because of accelerated deductions available with respect to the activities of such MLPs. On the disposition of an investment in such an MLP, a Fund will likely realize taxable income in excess of economic gain with respect to that asset (or, if the Funds does not dispose of the MLP, the Funds likely will realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Funds must take such income into account in determining whether the Funds has satisfied its distribution requirements. A Fund may have to borrow or liquidate securities to satisfy its distribution requirements and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time.

Real Estate Investment Trusts

A Fund’s investments in REIT equity securities, if any, may result in the Fund’s receipt of cash in excess of the REIT’s earnings. If a Fund receives such distributions, all or a portion of these distributions will constitute a return of capital to the Fund. Receiving a return of capital distribution from a REIT will reduce the amount of income available to be distributed to Fund shareholders. Income from REIT securities generally will not be eligible for treatment as qualified dividend income.

Under Code Section 199A, a deduction of up to 20% is available for taxpayers other than corporations for qualified business income received in taxable years beginning before January 1, 2026, from certain pass-through businesses, including “qualified REIT dividends” from REITs (i.e., ordinary REIT dividends, other than capital gains dividends, and REIT dividends designated as qualified dividend income). A regulated investment company may pay and report “section 199A dividends” to its shareholders with respect to the regulated investment company’s qualified REIT dividends. The amount of section 199A dividends that a Fund may pay and report to its shareholders is limited to the excess of the “qualified REIT dividends” that the Fund receives from REITs for a taxable year over the Fund’s expenses allocable to such dividends.

A shareholder may treat section 199A dividends received on a share of a Fund as “qualified REIT dividends” if the shareholder has held the share for more than 45 days during the 91 days beginning 45 days before the date on which the share becomes ex-dividend, but only to the extent that the shareholder is not under an obligation (under a short-sale or otherwise) to make related payments with respect to positions in substantially similar or related property. A shareholder may include 20% of the shareholder’s “qualified REIT dividends” in the computation of the shareholder’s “combined qualified business income amount” under Code Section 199A. Code Section 199A allows a taxpayer (other than a corporation) a deduction for a taxable year equal to the lesser of (A) the taxpayer’s “combined qualified business income amount” or (B) 20% of the excess of the taxpayer’s taxable income over the taxpayer’s net capital gain for the year.

63

Passive Foreign Investment Companies

If a Fund invests in PFICs, certain special tax consequences may apply. A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose includes dividends, interest, royalties, and rents, but does not include certain rents and royalties received from active businesses. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. A Fund’s investments in certain PFICs could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. In addition, certain interest charges may be imposed on a Fund as a result of such distributions.

If a Fund is in a position to treat a PFIC as a “qualified electing fund” (“QEF”), the Fund will be required to include in its gross income its share of the company’s income and net capital gain annually, regardless of whether it receives any distributions from the company. Alternatively, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and losses. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by a Fund to avoid taxation. Making either of these elections, therefore, may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. A Fund that invests indirectly in PFICs by virtue of the Fund’s investment in other investment companies that qualify as “U.S. persons” within the meaning of the Code may not make a QEF election; rather, such underlying investment companies investing directly in the PFICs would decide whether to make such an election. Furthermore, a Fund’s income inclusion with respect to a PFIC with respect to which the Funds has made a qualified electing fund, or “QEF,” election, as qualifying income for purposes of determining the Funds’ eligibility to be subject to tax as a regulated investment company if either if (A) there is a current distribution out of the earnings and profits of the PFIC that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Funds’ business of investing in stock, securities, or currencies. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Investments in Other Controlled Foreign Corporations

A Fund may also invest in other CFCs. A CFC is a foreign corporation in which more than 50% of the stock, by vote or value, is owned by U.S. persons, each of whom owns, directly or constructively, 10% or more of the stock of a foreign corporation by vote or by value (“U.S. shareholders”). If a Fund is a U.S. shareholder with respect to a CFC, the Funds is generally must annually include in income its allocable share of the CFC’s (i) “subpart F income” and (ii) global intangible low-tax income (“GILTI”), both as defined by the Code, regardless of whether or not the CFC distributes such amounts to the Funds. Amounts included in gross income by a Fund as subpart F income of a CFC are qualifying income for a RIC under Code Section 851(b) if either (i) such amounts are distributed to the Funds in the taxable year in which they are earned by the CFC, or (ii) such income is derived with respect to the Funds’ business of investing in stock, securities or currencies. Treasury Regulations provide that GILTI inclusions are treated in the same manner for purposes of Code Section 851(b) as subpart F inclusions.

Investment in Other Funds

If a Fund invests in shares of mutual funds, other ETFs or other companies that are taxable as regulated investment companies, as well as certain investments in REITs (collectively, “underlying funds”), its distributable income and gains will normally consist, in part, of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, a Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund. Moreover, even when a Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, a Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gain realized by an underlying fund).

64

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to a Fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by a Fund at a loss and the Fund acquires substantially identical shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in a Fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules and certain other special rules, the amount of net investment income and net capital gain that a Fund will be required to distribute to shareholders may be greater than what such amounts would have been had the Fund directly invested in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Funds invested directly in the securities held by the underlying funds.

If a Fund received dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the Funds is permitted in turn to designate a portion of its distributions as “qualified dividend income,” provided the Funds meets holding period and other requirements with respect to shares of the underlying fund.

Depending on a Fund’s percentage ownership in an underlying fund, both before and after a redemption, a redemption of shares of an underlying fund by the Funds may cause the Funds to be treated as distribution taxable as a dividend under the Code, to the extent of its allocable shares of earnings and profits, on the full amount of the distribution instead of receiving capital gain income on the shares of the underlying fund. Such a distribution may be treated as qualified dividend income and thus eligible to be taxed at the rates applicable to long-term capital gain. If qualified dividend income treatment is not available, the distribution may be taxed as ordinary income. This could cause shareholders of a Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly.

A Fund may elect to pass through to shareholders foreign tax credits from an underlying fund and exempt-interest dividends from an underlying fund, provided that at least 50% of the Fund’s total assets are invested in other regulated investment companies at the end of each quarter of the taxable year.

Cost Basis Reporting

Each Fund (or its administrative agent) must report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012, when redeemed, exchanged, or otherwise sold, and whether the shares had a short-term or long-term holding period. In addition, the Funds are required to report the gross proceeds from the sale of all Fund shares (regardless of when such shares were purchased).

Shareholders may elect from among several IRS-accepted cost basis methods to calculate the cost basis of their covered shares. In the absence of such an election, the Funds will use its default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation.

Backup Withholding

Each Fund generally is required to backup withhold and remit to the U.S. Treasury a percentage of the taxable dividends and or gross proceeds paid to, and the proceeds of share sales, exchanges, or redemptions made by, any individual shareholder who (i) fails to properly furnish the Funds with a correct taxpayer identification number (“TIN”), (ii) has been identified by the IRS as otherwise subject to backup withholding, or (iii) fails to certify to the Funds that the shareholder is a U.S. person that is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The backup withholding tax rate is 24% for tax years beginning before January 1, 2026. If a shareholder fails to furnish a valid TIN upon request, the shareholder can be subject to IRS penalties.

Foreign Shareholders

For purposes of this discussion, “foreign shareholders” are shareholders that are foreign persons, including: (i) individuals classified as nonresident aliens for U.S. tax purposes, (ii) foreign trusts (i.e., trusts other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., an estate the income of which is not subject to U.S. tax on its foreign-source income), and (iv) foreign corporations (i.e., entities classified as corporations for U.S. tax purposes other than an entity organized under the laws of the United States or any state). If a pass-through entity (including, for this purpose, any entity treated as a partnership or S corporation for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of an owner of the pass-through entity will generally depend upon the status of the owner and the activities of the pass-through entity. Owners of pass-through entities that are considering the purchase of shares of a Fund should consult their tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership, and disposition of shares.

65

This discussion does not address tax consequences of special concern to Foreign Shareholders subject to special U.S. tax rules, including:

•	former U.S. citizens and residents and expatriated or inverted entities;

•	a non-resident alien individual present in the United States for 183 days or more in a taxable year.

•	a controlled foreign corporation, passive foreign investment company, or foreign government; or

•	a Foreign Shareholder whose income from the Funds is effectively connected with a U.S. trade or business of the Foreign Shareholder or, if a U.S. income tax treaty applies, is attributable to a U.S. permanent establishment of the Foreign Shareholder as determined under such treaty.

U.S. Withholding Requirements on Distributions to Foreign Shareholders Generally

Subject to the exceptions described below, distributions made to foreign shareholders of a Fund will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. Such withholding is something referred to as “Chapter 3 Withholding.” If any distribution made by the Funds is “effectively connected” with a U.S. trade or business (or, if an applicable income tax treaty so requires, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding generally applicable to foreign shareholders will not apply provided that the shareholder provides the Funds with proper document (generally on a Form W-8ECI) certifying its eligibility for such treatment. The distribution will be subject to the tax, withholding, and reporting requirements generally applicable to U.S. shareholders. An additional branch profits tax may apply if the foreign shareholder is a foreign corporation.

Short-Term Capital Gain Dividends

If a foreign shareholder of a Fund timely furnishes valid tax documentation on the appropriate Form W-8 certifying its non-U.S. status, short-term capital gain dividends properly reported by the Funds to shareholders as paid from its net short-term capital gains in excess of the Funds’ net long-term capital losses, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below under “Redemptions and Capital Gain Dividends”), will not be subject to U.S. withholding tax unless the shareholder is a nonresident alien individual present in the United States for periods aggregating 183 days or more during the taxable year of the dividend and certain other conditions apply.

Interest-Related Dividends

If a foreign shareholder of a Fund timely furnishes valid tax documentation on the appropriate Form W-8 certifying its non-U.S. status, dividends properly reported by the Fund to shareholders as interest-related dividends and paid from its net “qualified interest income” generally will not be subject to U.S. withholding tax. “Qualified interest income” includes, in general, the sum of a Fund’s U.S. source: (i) bank deposit interest, (ii) short-term original issue discount (payable 183 days or less from the date of its original issuance), (iii) interest on obligations in registered form that qualifies as “portfolio interest,” and (iv) any interest-related dividend passed through from another regulated investment company, in each case in excess of expenses allocable to the interest income. However, with respect to clauses (iii) and (iv), a Fund’s interest-related dividends paid to a foreign shareholder are subject to U.S. taxation to the extent attributable to interest received by the Funds on indebtedness issued by (a) the foreign shareholder, (b) any corporation or partnership of which the foreign shareholder is a 10 percent owner, or (c) a person related to the foreign shareholder if the foreign shareholder is a CFC. In addition, dividends do not qualify as interest-related dividends if paid to foreign shareholders in countries for certain periods during which the Secretary of the Treasury determines that there is inadequate information exchange between such country and the United States to prevent the evasion of U.S. income tax by a U.S. person.

Shares Held Through an Intermediary

Where shares of a Fund are held through an intermediary, even if the Fund reports a distribution in a manner described above, no assurance can be made that the intermediary will respect such a designation. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts. In addition, the foregoing exemptions from U.S. withholding tax do not apply to withholding required under the Foreign Account Tax Compliance Act (“FATCA”).

66

Redemptions and Capital Gain Dividends

In general, a foreign shareholder’s capital gains realized on the redemption or other disposition of shares of a Fund or from capital gain dividends are not subject to federal income or withholding tax, provided that the Funds obtains a properly completed and signed certificate of foreign status (generally on an applicable IRS Form W-8), unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an applicable income tax treaty so requires, are attributable to a permanent establishment) of the foreign shareholder, (ii) in the case of an individual foreign shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain dividends and certain other conditions are met, or (iii) the Funds is a “qualified investment entity.” A regulated investment company is a “qualified investment entity” if it either is a “U.S. real property holding corporation” (a “USRPHC) or would be a USRPHC but for the application of certain exceptions to the definition thereof. A USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s interests in real property and trade or business assets. USRPIs generally include any interest in U.S. real property and any interest (other than solely as a creditor) in a domestic corporation that was a USRPHC in the preceding five years (or during the shareholder’s holding period in shares of the USRPHC, if shorter).

If a foreign shareholder of a Fund is subject to tax for the reason identified in clause (i) above, the tax, withholding, and reporting requirements applicable to U.S. shareholders generally will apply to the foreign shareholder, and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If clause (i) is inapplicable but clause (ii), above, applies, such gains and distributions will be subject to federal income tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If clause (iii), above, applies, any distributions by a Fund to a foreign shareholder (including, in certain cases, distributions made by the Funds in redemption of its shares) attributable to gains realized by the Funds on the disposition of USRPIs or attributable to certain distributions received by the Funds from a lower-tier regulated investment company or real estate investment trust, would be subject to U.S. tax withholding. Additionally, such distributions could require the foreign shareholder to file a U.S. income tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of withholding and the character of such distributions (e.g., as ordinary income or capital gain), would depend upon the extent of the foreign shareholder’s current and past ownership of the Funds. In addition, if the Funds were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Whether or not a Fund is characterized as a “qualified investment entity” will depend upon the nature and mix of the Fund’s assets. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in a Fund.

Certifications Requirements for Obtaining Reduced Treaty Rates of Withholding and Exemptions from Backup Withholding

In general, a foreign shareholder of a Fund that intends to qualify for a lower rate of withholding under an applicable U.S. income tax treaty must provide the Fund with proper documentation (generally on a Form W-8BEN or a Form W-8BEN-E) certifying its eligibility for treaty relief. Foreign shareholders are advised to consult their tax advisors in this regard. Treaty relief is not available for excess inclusions received directly or indirectly from REMIC residual interests or from REIT TMPs that are allocated to Fund shareholders.

Distributions and redemption proceeds paid or credited to a foreign shareholder of a Fund are generally exempt from backup withholding. However, a foreign shareholder of a Fund may be required to establish that exemption by providing certification of foreign status on an appropriate Form W-8.

FATCA withholding on Distributions to Foreign Entities

Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions (“FFIs”) or non-financial foreign entities (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on certain distributions paid by the Funds. FATCA withholding is different from, and in addition to, the rules discussed above for withholding on distributions payable to Foreign Shareholders generally, withholding on certain redemptions and capital gain dividends, and backup withholding. The FATCA withholding tax generally may be avoided on payments to an: (a) FFI, if the FFI reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) NFFE, if the NFEE: (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them to the withholding agent (which may be a Fund). The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries. It is in various stages of negotiations with other foreign countries regarding one or more alternative approaches to implementing FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

67

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report, and disclose certain of its U.S. accountholders, and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address, and taxpayer identification number of each substantial U.S. owner. The NFFE will report to a Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

FFIs and NFFEs also may fall into certain exempt, excepted, or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA to avoid FATCA withholding.

Creation Units

As a result of U.S. federal income tax requirements, the Trust on behalf of the Funds, has the right to reject an order for a creation of Shares if the creator (or group of creators) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a Fund and if, pursuant to Section 351 of the Code, such Fund would have a basis in the Deposit Instruments different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

State and Local Tax Matters

Depending on the shareholders’ residence for tax purposes, distributions may also be subject to state and local taxation. Rules governing state and local taxation of qualified dividend income, ordinary income dividends, and capital gain dividends from regulated investment companies may differ significantly from the rules governing U.S. federal income tax in many respects. Shareholders are advised to consult their tax advisors regarding the consequences of these and other state and local tax rules that may affect their investment in the Funds.

Most states provide that a regulated investment company may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund’s investment in certain types of U.S. government securities should be free from state and local income taxation to the extent that the interest income from such investments would have been exempt from state and local taxes if such securities had been held directly by the respective shareholders. Certain states, however, do not allow a regulated investment company to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless a Fund holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from a Fund’s investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that a Fund invests to a substantial degree in U.S. government securities that are subject to favorable state and local tax treatment, shareholders of the Funds will be notified as to the extent to which distributions from the Funds are attributable to interest on such securities.

Tax Shelter Reporting Regulations

If a shareholder realizes a loss on the disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are, in many cases, exempt from this reporting requirement; however, under current guidance, shareholders of a regulated investment company are not exempt. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

68

Other Tax Matters

Special tax rules not described in this discussion apply to investments through defined contribution plans and other tax-qualified plans and to investments by tax-exempt entities. Shareholders should consult their tax advisor to determine the suitability of a Fund’s shares as an investment through such plans or by such entities and the precise effect that an investment in a Fund would have on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to U.S. federal, state, local, and, where applicable, foreign taxes. Foreign investors should consult their tax advisers regarding the U.S. federal income tax consequences of owning shares in a Fund, as well as for more information on the certification and filing requirements imposed on foreign investors to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty).

General Considerations

The discussion of federal income tax set forth above is for general informational purposes only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of each of the Funds, as well as the effects of state, local, and foreign tax law and any proposed tax law changes.

OTHER INFORMATION

Capitalization

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest, all without par value. The Board may establish additional funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable, and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

Voting Rights

Under the Declaration of Trust, the Trust is not required to hold annual meetings of the Funds’ shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Trust’s shareholders. In addition, the holders of not less than 51% of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

The Trust’s shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

FINANCIAL STATEMENTS

Financial Statements and Annual Reports will be available after the Funds have completed a fiscal year of operations. When available, you may request a copy of the Funds’ Annual Report at no charge by calling [__] or through their website at www.focusfinancial.com.

69

Appendix A –

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings. Description of Commercial Paper Ratings

A-1	This is the highest category by Standard & Poor’s Global Ratings (“S&P”) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-1	Capacity for timely payment on issues with this designation is satisfactory, and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1               Issues rated Prime-1 (or supporting institutions) by Moody’s Investors Service, Inc. (“Moody’s) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

–	Leading market positions in well-established industries.

–	High rates of return on funds employed.

–	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

–	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

–	Well-established access to a range of financial markets and assured sources of alternative liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. (“Fitch”). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second-highest commercial paper rating assigned by Fitch, reflecting a satisfactory capacity for timely payment of financial commitments; however, the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch (“Thomson”) indicates a very high likelihood that principal and interest will be paid on a timely basis.

Description of Municipal Note Ratings

Moody’s highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample, although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

–	Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

–	Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1

Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service are given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

Description of Corporate Bond Ratings

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. The capacity to pay principal and interest is very strong, and in the majority of instances, it differs from AAA issues only to a small degree. Debt rated A has a strong capacity to pay interest and repay principal. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is considered to have an adequate capacity to pay interest and repay principal. Although it typically exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to result in a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to the capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt may have some quality and protective characteristics, these are outweighed by significant uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative-grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt that is subordinated to senior debt and assigned an actual or implied BBB- rating. Debt rate B has a greater vulnerability to default, but it presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair the capacity or willingness to pay interest and repay principal. The B rating category is also used for debt that is subordinated to senior debt and assigned an actual or implied BB or BB- rating.

Moody’s

Bonds that are rated Aaa by Moody’s are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” A large or exceptionally stable margin protects interest payments, and the principal is secure.

While the various protective elements are likely to change, any changes that can be visualized are most unlikely to impair the fundamentally strong position of these issues. Bonds rated Aa by Moody’s are judged by Moody’s to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because the margins of protection may not be as large as in Aaa securities, or the fluctuations of protective elements may be of greater amplitude, or other elements may be present that make the long-term risks appear somewhat larger than those of Aaa securities. Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors providing security for principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Bonds that are rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may prove characteristically unreliable over a prolonged period. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often, the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.

Uncertainty of position characterizes bonds in this class. Bonds that are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments, or of the maintenance of other contract terms, over a long period of time may be minimal.

Moody’s bond ratings, where specified, are applied to financial contracts, senior bank obligations, and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying on support mechanisms, such as letters of credit and bonds of indemnity, are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries that carry a Moody’s sovereign rating. Such branch obligations are rated at the lower of the bank’s rating or Moody’s sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer branch is located is not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody’s ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision, and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch

Fitch judges Bonds rated AAA by Fitch to be strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, liable to but slight market fluctuations other than through changes in the money rate. The prime feature of an AAA bond is the consistent payment of earnings several times or many times the interest requirements, with such stability of applicable earnings that safety is beyond reasonable question, regardless of any changes in conditions. Fitch judges Bonds rated AA by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, which is strongly secured but influenced by its lesser financial power and a more local type of market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong. Still, it may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to hurt these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could help the obligor satisfy its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate that the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated “BBB” are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues.

However, there are significant uncertainties that could affect the ability to service debt obligations adequately. Issues rated B show a higher degree of uncertainty and, therefore, a greater likelihood of default than higher-rated issues. Adverse developments could negatively impact the timely payment of interest and principal.

Appendix B –

BERGSTROM FINANCIAL GROUP TRUST PROXY VOTING POLICY

B-1

Appendix C –

BLOCKBRIDGE INVESTMENTS, LLC

PROXY VOTING POLICIES AND PROCEDURES

C-1

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits

(a)	Agreement and Declaration of Trust (the “Trust Instrument”), to be filed by amendment.
(b)	By-Laws, to be filed by amendment.
(c)	Articles III, V and VI of the Trust Instrument, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)
(d)	Investment Advisory Agreement dated [ , 2026] between the Registrant, on behalf of the Bergstrom Financial Group Trust, and BlockBridge Investments, LLC, to be filed by amendment.
(e)	Underwriting Agreement between the Registrant, on behalf of the Bergstrom Financial Group Trust, and [ ], to be filed by amendment.
(f)	Not Applicable.
(g)(1)	Custody Agreement between the Registrant, on behalf of the Bergstrom Financial Group Trust, and [ ], as Custodian, to be filed by amendment.
(h)(1)	Master Services Agreement, dated [ , 2026], between the Registrant, on behalf of the Bergstrom Financial Group Trust, and [ ], to be filed by amendment.
(h)(2)	Expense Limitation Agreement between the Registrant, on behalf of the Bergstrom Financial Group Trust, and BlockBridge Financial, LLC, as Adviser, to be filed by amendment.
(i)	Opinion and Consent of FinTech Law, LLC as to the legality of shares being registered on Form N-1A, to be filed by amendment.
(j)	Consent of Independent Registered Public Accounting Firm, to be filed by amendment.
(k)	Not applicable.
(l)	Not applicable.
(m)	Not applicable.
(n)	Not applicable.
(o)	Reserved.
(p)(1)	Code of Ethics for the Registrant, to be filed by amendment.
(p)(2)	Code of Ethics for BlockBridge Investments, LLC, to be filed by amendment.
(p)(3)	Code of Ethics for [Distributor], to be filed by amendment.

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended, officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other people for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

The Registrant’s Trust Instrument (Exhibit 28(a) to the Registrant Statement), investment advisory agreements (Exhibit 28(d) to the Registration Statement), distribution agreements (Exhibit 28(e) to the Registration Statement) and administration agreements (Exhibit 28(h) to the Registrant Statement) provide for indemnification of certain persons acting on behalf of the Registrant. The Registrant may, from time to time, enter other contractual arrangements that provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant under the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and Other Connections of the Investment Advisers

The list required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers, and each director, officer or partner of such investment advisers, is or has been engaged within the last two fiscal years for his or her account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser's Form ADV listed opposite such investment adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser	Form ADV File No.
BlockBridge Investments, LLC

ITEM 32.	Principal Underwriter

(a)	The Distributor also acts as the principal underwriter for the following other investment companies:

(b)	The Directors and officers of [ ] are as follows:

Name	Position with Underwriter	Positions with Fund

The address of the Distributor and each of the above-named persons is [          ].

(c)	Not applicable.

ITEM 33.	Location of Accounts and Records

The accounts, books, or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	[ ] (records relating to its function as Administrator, Fund Accountant, and Transfer Agent).

b)	[ ] (records relating to its function as Principal Underwriter).

c)	[ ] (records relating to its function as Custodian).

f)	BlockBridge Investments, LLC, 1300 Godward Street NE, Suite 5500, Minneapolis, MN 55413 (records relating to its function as investment adviser).

ITEM 34.	Management Services

There are no management-related service contracts not discussed in Parts A or B of this Form N-1A.

ITEM 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Minneapolis, and State of Minnesota, on November, 14, 2025.

Bergstrom Financial Group Trust

By:	/s/ Drew Bergstrom
Drew Bergstrom, Initial Trustee

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacity and on the date indicated.

/s/ Drew Bergstrom	November 14, 2025
Drew Bergstrom, Initial Trustee